As filed with the Securities and Exchange Commission on May 10, 2021
Registration Nos. 333-212090; 811-05817
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 16  (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 99 (X)
VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
x	immediately upon filing pursuant to paragraph (b) of Rule 485 on May 1, 2021, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contract.

GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company
Internet Delivery of Shareholder Reports: As permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website ( https://www.greatwestinvestments.com ), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can call (866) 345-5954 or make elections online at https://www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This Prospectus describes the Great-West Smart Track® Advisor Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Effective December 14, 2020, this Contract is no longer issued to new purchasers. Even though the Contract is no longer offered for sale, you may make additional Contributions as permitted under your Contract. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issued the Contract to eligible persons in all United States jurisdictions except New York. The Contract may be owned by one or two natural persons, an IRA custodian or trustee, by a Non-Grantor Trust, or by a Grantor Trust with only one Grantor or with two Grantors who are one another’s Spouse as of the Effective Date (see “Definitions” below for definitions of capitalized terms).
When you contribute money to the Contract, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to optional Guaranteed Lifetime Withdrawal Benefit Riders). You should consider which features are important to you and the amount of Series Account charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Strategy or a Covered Fund under the Income Strategy.
The date of this Prospectus is May 10, 2021.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
i

Investment Strategy Portfolios:
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares)
ALPS|Red Rocks Global Opportunity Portfolio (Class III Shares)
American Century Investments® VP Inflation Protection Fund (Class II Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class II Shares)
American Funds IS Capital World Growth and Income Fund (formerly American Funds IS Global Growth and Income Fund) (Class 4 Shares)
American Funds IS Growth Fund (Class 4 Shares)
American Funds IS Growth-Income Fund (Class 4 Shares)
American Funds IS International Fund (Class 4 Shares)
American Funds IS New World Fund® (Class 4 Shares)
American Funds IS Washington Mutual Investors Fund (formerly American Funds IS Blue Chip Income and Growth Fund) (Class 4 Shares)
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares)
BlackRock Global Allocation V.I. Fund (Class III Shares)
BlackRock High Yield V.I. Fund (Class III Shares)
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares)
ClearBridge Variable Mid Cap Portfolio (Class II Shares)*
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares)
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Service Class Shares)
Delaware VIP® International Series (Service Class Shares)
Delaware VIP® Small Cap Value Series (Service Class Shares)
DWS Capital Growth VIP (Class B Shares)*
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares)
Federated Hermes High Income Bond Fund II (Service Class Shares)
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares)
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares)
Franklin Income VIP Fund (Class 4 Shares)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)*
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Core Bond Fund (Investor Class Shares)
Great-West Emerging Markets Equity Fund (Investor Class Shares)
Great-West Global Bond Fund (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West High Yield Bond Fund (Investor Class Shares)
Great-West Inflation-Protected Securities Fund (Investor Class Shares)
Great-West International Growth Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Large Cap Growth Fund (Investor Class Shares)
Great-West Large Cap Value Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Short Duration Bond Fund (Investor Class Shares)

Great-West Small Cap Growth Fund (Investor Class Shares)
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Invesco Oppenheimer V.I. International Growth Fund (Series II Shares)*
Invesco V.I. Core Bond Fund (formerly Invesco Oppenheimer V.I. Total Return Bond Fund) (Series II Shares)
Invesco V.I. Global Real Estate Fund (Series II Shares)
Invesco V.I. Growth and Income Fund (Series II Shares)
Invesco V.I. International Growth Fund (Series II Shares)*
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series II Shares)
Ivy VIP Energy (Class II Shares)
Janus Henderson Balanced Portfolio (Service Shares)
Janus Henderson Enterprise Portfolio (Service Shares)
Janus Henderson Flexible Bond Portfolio (Service Shares)
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares)
LVIP Delaware REIT Fund (Service Class Shares)*
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares)
MFS® VIT II International Growth Portfolio (Service Class Shares)
MFS® VIT II Technology Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares)
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares)
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares)
PIMCO VIT Low Duration Portfolio (Advisor Class Shares)
PIMCO VIT Real Return Portfolio (Advisor Class Shares)
PIMCO VIT Short-Term Portfolio (Advisor Class Shares)
PIMCO VIT Total Return Portfolio (Advisor Class Shares)
Putnam VT Focused International Equity Fund (formerly Putnam VT Global Equity Fund) (Class IB Shares)
Putnam VT Global Asset Allocation Fund (Class IB Shares)
Putnam VT Growth Opportunities Fund (Class IB Shares)
Putnam VT Income Fund (Class IB Shares)
Putnam VT International Equity Fund (Class IB Shares)
Putnam VT International Value Fund (Class IB Shares)
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (Class IB Shares)
Putnam VT Research Fund (Class IB Shares)

Putnam VT Small Cap Growth Fund (Class IB Shares)*
Putnam VT Small Cap Value Fund (Class IB Shares)
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares)
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)
VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (S Class Shares)
Investment Strategy Portfolios that may only be accessed with additional payment of a Fund Facilitation Fee:
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Income Strategy Covered Funds (for Contracts with a Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (Class L Shares)
Great-West Moderate Profile Fund (Class L Shares)
Great-West Moderately Conservative Profile Fund (Class L Shares)
Great-West SecureFoundation® Balanced Fund (Class L Shares)
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Based on marketing, tax, investment, and other conditions, we may make additional Portfolios or additional Covered Funds available to Owners at our discretion.
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Contract, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference.
The Contract is sold to customers of Consultants and is intended to be used by investors who have engaged these Consultants to manage their Annuity Account Value for a fee. We offer other variable annuity products with different product features, benefits, and charges.
You can find additional information pertaining to the Series Account, including the Statement of Additional Information (“SAI”) dated May 10, 2021 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”) and is available upon written or oral request. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center (both regular and overnight mail)

Regular Mail:
PO Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
877-723-8723
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.
v

TABLE OF CONTENTS
Definitions
Fee Tables
Fee Examples
Condensed Financial Information
Summary
Great-West Life & Annuity Insurance Company
The Series Account
The Portfolios
Meeting Investment Objectives
Where to Find More Information About the Portfolios
Addition, Deletion or Substitution of Sub-Accounts
Application and Initial Contributions
Right to Cancel Period
Subsequent Contributions
Annuity Account Value
Transfers
Market Timing and Excessive Trading
Automatic Custom Transfers
Cash Withdrawals
Deductions to Pay Consultant Fees
Tax Consequences of Withdrawals
Tax Consequences of Consultant Fees
Telephone and Internet Transactions
Death Benefit
Ownership
Beneficiary
Pre-Selected Beneficiary Payout Options
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
Distribution of Death Benefit for Non-Qualified Stretch Annuities
Charges and Deductions
Periodic Withdrawals
Annuity Payouts From the Investment Strategy
Guaranteed Lifetime Withdrawal Benefit
Types of Excess Withdrawals
Guaranteed Lifetime Withdrawal Benefit Riders
Seek Tax Advice
Distribution of the Contracts
Voting Rights
Rights Reserved by Great-West
Legal Proceedings
Legal Matters
Independent Registered Public Accounting Firm
Independent Auditors
Available Information
Appendix A - Condensed Financial Information	A-1
Appendix B - State Variations To The Contract, GLWB Riders, and Endorsements	B-1
Appendix C - Historical Guaranteed Annual Withdrawal Percentages And Credits	C-1

Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date, and must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, Annuitant means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the Primary Annuitant. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Strategy and the Income Strategy.
Great-West Smart Track® Advisor Variable Annuity Structure
Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:

1

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Strategy and Income Strategy. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficial Owner – For a Contract held as a Non-Qualified Stretch Annuity, the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the Owner. The Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the Death Benefit or elect to continue this Contract in force. If a Non-Grantor Trust owns the Contract, the Owner will at all times be the Beneficiary.
Benefit Base – For purposes of the GLWB Riders, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Consultant – One or more investment managers or financial advisors designated by an Owner to provide advisory services to an Owner. Consultants may be registered as investment adviser representatives.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and at least 30 days prior to the Annuity Commencement Date. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contract Year – Contract Years begin on the Effective Date and renew on each anniversary of the Effective Date.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Fund(s) – Interests in Sub-Accounts approved by Great-West for the GLWB.
Covered Fund Value – The aggregate value of each Covered Fund.
2

Covered Person(s) – For purposes of a GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Joint Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person, when permitted, must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If an IRA custodian or trustee owns the Contract, the Underlying IRA Holder must be a Covered Person and if there are two Covered Persons, the Joint Covered Person must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies. Death Benefit Option 1 provides for the return of Annuity Account Value; Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account. Contract Years, anniversaries, and quarters are measured from the Effective Date.
Eligible Designated Beneficiary (EDB) – a designated Beneficiary that also meets the requirements defined in Code Section 401(a)(9)(E)(ii). An EDB includes: (i) the surviving Spouse of the Owner; (ii) a minor child (until they reach the age of majority); (iii) a disabled person (within the meaning of Code Section 72(m)(7)); (iv) a chronically ill person; or (v) an individual who is not more than 10 years younger than the Owner. A Beneficiary’s status as an EDB is determined on the date of the Owner’s death.
Excess Withdrawal – An amount of either a Distribution or Transfer from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other such amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% of Covered Fund Value to pay for Consultant fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Deductions from the Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; deductions for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Consultant fees may be paid from the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. You should discuss with your Consultant whether a withdrawal to pay Consultant fees would be considered a taxable distribution.
FFF Portfolios – Investment Strategy Portfolios, the Sub-Accounts of which may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee.
Fund Facilitation Fee – An amount deducted at the end of each valuation period from Sub-Account assets, if any, invested in certain Investment Strategy Portfolios called the FFF Portfolios. The Fund Facilitation Fee will be reflected in the Accumulation Unit values of the Sub-Accounts invested in the FFF Portfolios you select. See “Fund Facilitation Fee” below for more information.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Riders – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Riders that are issued to Owners and which specify the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Strategy, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. A GLWB Rider is initiated by allocating Contributions to an Income Strategy Covered Fund. One or more GLWB Riders may not be available through all financial intermediaries. All GLWB Riders available at the time you purchase your Contract will remain available for you to elect for the duration of your Contract. You may only elect one GLWB Rider. All guarantees are subject to the claims paying ability of Great-West.
3

GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Strategy, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. Once you have elected a GLWB Rider by making a GLWB Rider Contribution, you are not able to make Contributions to any other GLWB Rider. If we refuse to accept additional Contributions, you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.
GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in a GLWB Rider by allocating GLWB Rider Contributions to a Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive and during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. Generally, the Grantor is the creator of the trust relationship and is responsible for any tax liability on trust assets. All Grantors must be natural persons.
Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application.
Great-West Secure Income Foundation GLWB Rider – Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
Great-West Secure Income Max GLWB Rider – Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). A higher GAW% may be available for Rider Contributions aged 5 years or more prior to starting the GAW Phase, as disclosed in the Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Great-West Secure Income Plus GLWB Rider – Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years. The Accumulation Credit used to determine the guaranteed minimum amount is disclosed in a Rate Sheet Supplement in effect when you signed the application to purchase your Contract.
Guarantee Benefit Fee – The fee associated with the Income Strategy and GLWB Riders. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) – For purposes of a GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Payment Date (GAW Payment Date) – The day of the month on which Installments are paid. You may change your GAW Payment Date only by Request. Changes to your GAW Payment Date will not take effect for a minimum of three weeks from the date we receive your Request.
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is set forth in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract.
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Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by a GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) can receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.
Guaranteed Minimum Death Benefit (also called Death Benefit Option 2) – Provides for the return of the greater of Annuity Account Value or the sum of Contributions less the proportionate impact of withdrawals, distributions, and Premium Tax, if any. See “Death Benefit” below for more details.
Income Strategy – Assets allocated to the Sub-Account associated with an optional GLWB Rider attached to the Contract.
Income Strategy Account Value – The sum of the values of the Sub-Accounts in the Income Strategy credited to the Owner under the Annuity Account. The Income Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date – The date of the first Installment under a GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW.
Investment Strategy – Assets allocated to the Sub-Accounts not associated with an optional GLWB Rider attached to the Contract.
Investment Strategy Account Value – The sum of the values of the Sub-Accounts in the Investment Strategy credited to the Owner under the Annuity Account. The Investment Strategy Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with any GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus.
Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Grantor Trust – A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code, and in which a Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. The Owner of a Contract held as a Non-Qualified Stretch Annuity may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. We may issue this Contract as a Non-Qualified Stretch Annuity Contract.
Owner (Joint Owner) or You – The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. The Owner must be age 85 or younger at the time the Contract is issued. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, an IRA custodian or trustee, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. If the Owner is an IRA custodian or trustee, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Underlying IRA Holder.
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Payout Election Date – The date chosen for annuity payouts or periodic withdrawals to begin from the Investment Strategy. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested. For convenience, the Investment Strategy Portfolios (including the FFF Portfolios) and the Income Strategy Covered Funds may be referred to as Portfolios in this prospectus.
Premium Tax – A tax that a state or other governmental authority charges. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.
Ratchet – For purposes of a GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. If any anniversary is a non-Business Day, the Ratchet Date will be the following Business Day for that year.
Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC (prior to ceasing sales of the Contract) that detail and modify certain rates associated with the GLWB Riders for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request will be deemed to include electronic mail transmissions only if: such transmissions include PDF or other facsimile transmissions clearly reproducing the manual signature, and; such transmission is sent to the designated address for the Retirement Resource Operations Center.
Retirement Resource Operations Center (Service Center) – You may write to us at PO Box 1854, Birmingham, Alabama 35201-1854 (Regular Mail) or 2801 Highway 280 South, Birmingham, Alabama 35223 (overnight mail); call us at 877-723-8723; or email us at AnnuityOperations@greatwest.com.
Series Account – Variable Annuity-2 Series Account, the segregated asset account established by Great-West under Colorado law and registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Strategy (including the FFF Portfolios), the Income Strategy, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
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Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less any Premium Tax and other taxes.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Underlying IRA Holder – The natural person who is treated under the Code as having a beneficial interest in the assets of a custodial or trusteed IRA account. All Underlying IRA Holders must be natural persons.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Exchange Fee	None
Maximum Transfer Fee*	$25
* Currently, we do not charge a fee for Transfers. We reserve the right to impose a Transfer Fee up to the stated amount for Transfers in excess of 12 per year. Transfers made electronically using our website will not incur a Transfer Fee and will not count against your annual 12 free Transfers per year.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None

Series Account Annual Expenses (% of average Annuity Account Value)	Maximum	Current
Mortality and Expense Risk Charges
Option 1: Return of Account Value Death Benefit	0.20%	0.20%
Option 2: Guaranteed Minimum Death Benefit	0.40%	0.40%
Total Series Account Annual Expenses	0.40%	0.20% or 0.40%

Optional GLWB Rider Fees* Optional Guaranteed Lifetime Withdrawal Benefit Riders (with charges assessed quarterly, as a percentage of the current Benefit Base)	Maximum	Current
Great-West Secure Income Plus GLWB Rider	2.25%	1.30%
Great-West Secure Income Max GLWB Rider	2.25%	1.20%
Great-West Secure Income Foundation GLWB Rider	1.50%	0.90%
Fund Facilitation Fee for Optional FFF Portfolios (with charges assessed daily as a percentage of assets invested in the applicable Investment Strategy FFF Portfolio Sub-Accounts)	0.35%	0.35%
* GLWB Rider Fees will not apply to your Contract if you do not elect a GLWB Rider. The maximum GLWB Rider Fee reflected in the Fee Table will not change; however, the current fee may be different depending on when you elect a GLWB Rider.
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.21%	2.62%

1 Several of the Portfolios (the Great-West Profile Funds, the Great-West Lifetime Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc., and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.
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THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THIS INFORMATION PROVIDED BY UNAFFILIATED PORTFOLIOS.
Fee Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, Fund Facilitation Fees, and Portfolio fees and expenses.
Income Strategy – Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$388.00	$1,236.00	$2,190.00	$5,111.00
Investment Strategy – Maximum M&E Charge Example. The Example below assumes that you invest $10,000 in the Investment Strategy of the Contract (and nothing in the Income Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge and the maximum fees and expenses of any of the Portfolios in the Investment Strategy. For purposes of this example, we have assumed nothing is invested in Investment Strategy Sub-Accounts subject to the Fund Facilitation Fee. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$302.00	$970.00	$1,733.00	$4,123.00
Income Strategy – Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Strategy of the Contract (and nothing in the Investment Strategy) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, current Guarantee Benefit Fee, and the maximum fees and expenses of any of the Portfolios in the Income Strategy. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$293.00	$942.00	$1,684.00	$4,015.00
Investment Strategy – Maximum Fund Facilitation Fee Example. The Example below assumes that you invest $10,000 in the Investment Strategy FFF Portfolio Sub-Accounts (and nothing in the Income Strategy or in any Investment Strategy Sub-Account that does not require payment of the Fund Facilitation Fee) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Fund Facilitation Fee, maximum M&E Charge, and the maximum fees and expenses of any of the FFF Portfolios in the Investment Strategy. In addition, this Example assumes no
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premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. For additional information, see “Fund Facilitation Fee” below.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you surrender or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$141.00	$460.00	$834.00	$2,060.00
These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract, nor do they include the impact of Transfer fees should Great-West in the future exercise its right to impose such fees.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.
Summary
The Contract allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
How to contact the Retirement Resource Operations Center (Service Center):
Regular Mail:
PO Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
877-723-8723
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000; lower initial Contributions require prior approval of Great-West. Additional Contributions to the Investment Strategy can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions. The Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Code or may expose you to tax penalties.
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Before sales of the Contract was stopped, you were permitted to purchase the Contract through a 1035 Exchange of another insurance contract, through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA.
Right to Cancel Period
After you receive your Contract, you may examine it for at least 10 days or longer if required by your state law (in some states, up to 30 days or longer for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts. Except as noted below with respect to California, we will return your Annuity Account Value plus any fees and charges. For Owners age 60 and over in California, we will return the greater of Annuity Account Value plus fees and charges or the sum of Contributions plus fees and charges if you cancel your Contract so long as your Contributions are entirely allocated to the Money Market Sub-Account during the right to cancel period; however, if your Contributions are not entirely allocated to the Money Market Sub-Account during the right to cancel period, we will return your Annuity Account Value plus fees and charges.
State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This Prospectus describes the material rights and obligations of an Owner. The maximum fees and charges for all Contract features and benefits are set forth above in the fee table of this Prospectus. All material state variations to the Contract and GLWB Riders are disclosed in the attached Appendix B, as well as state variations to the right to cancel. It is also important that you read and retain your Contract, Riders, amendments, and/or endorsements.
Allocating Your Contributions
The Series Account consists of two strategies: the Investment Strategy (relating to the base Contract) and the Income Strategy (relating to the optional Guaranteed Lifetime Withdrawal Benefit Riders). When you make a Contribution, you choose how your Contributions are allocated between the Portfolios in the Investment Strategy and the Covered Fund(s) in the Income Strategy. The Investment Strategy consists of a wide variety of Portfolios, allowing you to select among Sub-Accounts that invest in different asset classes and which utilize different investment advisers. Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below. The Income Strategy consists of several Covered Funds. If you choose to elect one of the Guaranteed Lifetime Withdrawal Benefit Riders, you must make an allocation to the Income Strategy. You may allocate all or a portion of Contributions to either Strategy. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Rider Options
The Contract offers three Guaranteed Lifetime Withdrawal Benefit Rider options:
(1)
 the Great-West Secure Income Plus GLWB Rider;
(2)
 the Great-West Secure Income Max GLWB Rider; and
(3)
 the Great-West Secure Income Foundation GLWB Rider.
Each GLWB Rider calculates the Guarantee Benefit Fee as a percentage of the Benefit Base, but offers different features and different methods of calculating the GAW%. One or more GLWB Riders may not be available through all financial intermediaries.
Provided all conditions are met, GLWB Riders provide as follows:
(1)
 Great-West Secure Income Plus GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years.
(2)
 Great-West Secure Income Max GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). You may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase.
(3)
 Great-West Secure Income Foundation GLWB Rider: an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
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The GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph), rather than at the time you elect a GLWB Rider. In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
All guarantees are subject to the claims paying ability of Great-West.
Payout Options
The Contract offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on which of the two Death Benefit Options you select. Death Benefit Option 1, which is the default Death Benefit offered by the Contract, provides for the payment of your Annuity Account Value minus any Premium Tax. Death Benefit Option 2, which is offered through an endorsement to the Contract, provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the proportionate impact of partial withdrawals, distributions and Premium Tax, if any. For Death Benefit Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Death Benefit Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. If you select Death Benefit Option 1, your M&E Charge will be 0.20%. If you choose Death Benefit Option 2, this charge will be 0.40%.
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
This summary highlights some of the more significant aspects of the Contract. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company
Great-West Life & Annuity Insurance Company is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111. We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.
We are a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is a wholly-owned subsidiary of Great-West Lifeco U.S. LLC, a holding company, which in turn is a wholly-owned subsidiary of Great-West Financial (Nova Scotia) Co., also a holding company. Great-West Financial (Nova Scotia) Co. is a wholly-owned subsidiary of Great-West Lifeco
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Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The shares of Lifeco and Power Corporation are traded publicly in Canada on the Toronto Stock Exchange.
On June 3, 2019, Great-West entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Contract in accordance with its terms and contidions. Great-West will continue its present role as the issuer of your Contract and will remain responsible for the administration and customer service of the Contract. All of your rights and benefits under your Contract and Great-West’s obligations under the Contract remain unchanged.
The Series Account
We established the Series Account in accordance with Colorado law on June 25, 2009. Prior to September 19, 2011, the Series Account was known as Varifund Variable Annuity Account.
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
Your Contributions under the Contract are held in the Series Account. The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
All guarantees are subject to the claims paying ability of Great-West.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with
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this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•holds its assets separately from the assets of the other Portfolios;
•has its own distinct investment objectives and policies; and
•operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Not all Portfolios or Covered Funds will be available at all times or through all financial intermediaries. You should speak with your financial advisor about the Portfolios and Covered Funds available to you.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. Prior to October 5, 2020, GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of Great-West, was the principal underwriter and distributor of the Contracts. Effective October 5, 2020, Investment Distributors, Inc. (“IDI”) became principal underwriter. IDI is a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI and GWFS may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS or IDI receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.
Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.
If you purchased the Contract through a Consultant, broker-dealer, or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your Consultant to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your Consultant. You may ask your Consultant about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary's website for more information.
Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Strategy are briefly described below followed by the investment objective of the Covered Funds available under the Income Strategy:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund (Series II Shares)* - seeks capital appreciation.
Invesco V.I. Core Bond Fund (formerly Invesco Oppenheimer V.I. Total Return Bond Fund) (Series II Shares) - seeks total return.
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Invesco V.I. Global Real Estate Fund (Series II Shares) - seeks total return through growth of capital and current income.
Invesco V.I. Growth and Income Fund (Series II Shares) - seeks long-term growth of capital and income.
Invesco V.I. International Growth Fund (Series II Shares)* - seeks long-term growth of capital.
Invesco V.I. Main Street Small Cap Fund® (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (Series II Shares) - seeks capital appreciation.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares) - seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).
ALPS|Red Rocks Global Opportunity Portfolio (Class III Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Variable Portfolios II, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Inflation Protection Fund (Class II Shares) - seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds IS Capital World Growth and Income Fund (formerly American Funds IS Global Growth and Income Fund) (Class 4 Shares) - seeks long-term growth of capital while providing current income.
American Funds IS Growth Fund (Class 4 Shares) - seeks growth of capital.
American Funds IS Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds IS International Fund (Class 4 Shares) - seeks to provide investors with long-term growth of capital.
American Funds IS New World Fund® (Class 4 Shares) - seeks long-term capital appreciation.
American Funds IS Washington Mutual Investors Fund (formerly American Funds IS Blue Chip Income and Growth Fund) (Class 4 Shares) - seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
BlackRock Global Allocation V.I. Fund (Class III Shares) - seeks high total investment return.
BlackRock High Yield V.I. Fund (Class III Shares) - seeks to maximize total return, consistent with income generation and prudent investment management.
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Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares) - seeks total return, consisting of current income and capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Service Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Series (Service Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series (Service Class Shares) - seeks capital appreciation.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Capital Growth VIP (Class B Shares)* - seeks to provide long-term growth of capital.
DFA Investment Dimensions Group, Inc. – advised by Dimensional Fund Advisors LP
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares) - seeks total return consisting of capital appreciation and current income. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares) - seeks to achieve long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares) - seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares) - seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares) - seeks long-term capital appreciation. (Please note that this Portfolio may only be accessed with additional payment of a Fund Facilitation Fee.)
Eaton Vance Variable Trust – advised by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares) - seeks to provide a high level of current income.
Federated Hermes Insurance Series – advised by Federated Investment Management Company
Federated Hermes High Income Bond Fund II (Service Class Shares) - seeks high current income.
Fidelity® Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
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Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares) - seeks capital appreciation.
Fidelity® Variable Insurance Products Fund III – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares) - seeks income and capital growth consistent with reasonable risk.
First Trust Variable Insurance Trust – advised by First Trust Advisors, L.P.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares) - seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust - advised by Franklin Advisers, Inc.
Franklin Income VIP Fund (Class 4 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (Advisor Shares)* - seeks long-term growth of capital.
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) - seeks long-term growth of capital and dividend income.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Core Bond Fund (Investor Class Shares) - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Great-West Emerging Markets Equity Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Global Bond Fund (Investor Class Shares) - seeks current income with capital appreciation and growth of income.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West High Yield Bond Fund (Investor Class Shares) - seeks to obtain high current income with capital appreciation as a secondary objective.
Great-West Inflation-Protected Securities Fund (Investor Class Shares) - seeks real return consistent with the preservation of capital.
Great-West International Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
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Great-West Large Cap Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Large Cap Value Fund (Investor Class Shares) - seeks capital growth and current income.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 2
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, which track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) MidCap 400® Index.2
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. ).2
Great-West Short Duration Bond Fund (Investor Class Shares) - seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Small Cap Value Fund (formerly Great-West Loomis Sayles Small Cap Value Fund) (Investor Class Shares) - seeks long-term capital growth.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.

2 Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company and its affiliates. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.
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Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP Energy (Class II Shares) - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (Service Shares) - seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares) - seeks to maximize long-term total return.
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares) - seeks capital growth over the long term.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
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ClearBridge Variable Mid Cap Portfolio (Class II Shares)* - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Delaware REIT Fund (Service Class Shares)* - seeks maximum long-term total return, with capital appreciation as a secondary objective.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II International Growth Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II Technology Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares) - seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Short-Term Portfolio (Advisor Class Shares) - seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO VIT Total Return Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Focused International Equity Fund (formerly Putnam VT Global Equity Fund) (Class IB Shares) - seeks capital appreciation.
Putnam VT Global Asset Allocation Fund (Class IB Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Growth Opportunities Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Income Fund (Class IB Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
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Putnam VT International Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IB Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Research Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Small Cap Growth Fund (Class IB Shares)* - seeks capital appreciation.
Putnam VT Small Cap Value Fund (Class IB Shares) - seeks capital appreciation.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares) - seeks to provide long-term capital growth; income is a secondary objective.
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Resources Fund (formerly VanEck VIP Global Hard Assets Fund) (S Class Shares) - seeks long-term capital appreciation by investing primarily in global resource securities; income is a secondary consideration.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Conservative Profile Fund (Class L Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Class L Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Class L Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West SecureFoundation® Balanced Fund (Class L Shares) - seeks long-term capital appreciation and income.
Closed Income Strategy Covered Funds: the Sub-Accounts investing in the following Covered Funds (Investor Class) are closed to new Contributions and incoming Transfers:
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
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Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.variableannuities.greatwest.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Application and Initial Contributions
The discussion of application and initial Contributions no longer applies because effective December 14, 2020, this Contract is no longer issued to new purchasers.
The first step to purchasing the Contract is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® Advisor Variable Annuity has a cash value of at least $10,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $10,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
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If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Great-West reserves the right to lower the minimum initial Contribution.
Right to Cancel Period
During the right to cancel period (ten days or the period required by your state), you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 30 days (or such longer period as required by your state) from the date you received it. If you decide to cancel your Contract within the right to cancel period, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right to cancel period will be void from the start and we will return the amounts discussed below, as of the Transaction Date the Request for cancellation is received.
During the right to cancel period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. Except as noted below with respect to California, we will refund your Annuity Account Value, plus any charges and fees, as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and notice of cancellation.
For Owners age 60 and over in California, we will return the greater of Annuity Account Value plus fees and charges or the sum of Contributions plus fees and charges if you cancel your Contract so long as your Contributions are entirely allocated to the Money Market Sub-Account during the right to cancel period; however, if your Contributions are not entirely allocated to the Money Market Sub-Account during the right to cancel period, we will return your Annuity Account Value plus fees and charges. All material state variations to the Contract and GLWB Riders are disclosed in the attached Appendix B, as well as state variations to the right to cancel. After the right to cancel period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.
In your Contract, the right to cancel period is also referred to as the right to examine.
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Strategy or the Income Strategy at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. (Subsequent Contributions to the Income Strategy may be permitted during the GAW Phase, depending on the terms of your GLWB Rider. See “Guaranteed Lifetime Withdrawal Benefit, Subsequent Contributions to Your Covered Fund(s)” below). Additional Contributions must be at least $500 (or $100, if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to cease accepting Contributions at any time at its discretion, as well as the right to modify the limitations set forth in this section.
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Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•Contributions allocated to the corresponding Sub-Account;
•plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•minus the daily M&E Charge;
•minus any quarterly Guarantee Benefit Fee;
•minus any daily Fund Facilitation Fee; and
•minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is as follows:
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c), and subtracting (d) from the result where:
(a)
 is the net result of:
1)
the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)
the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
3)
a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b)
 is the result of:
1)
the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus
2)
the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c)
 is an amount representing the M&E Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.20% if you have selected Death Benefit Option 1 or 0.40% if you have selected Death Benefit Option 2; and
(d)
 is an amount representing the Fund Facilitation Fee deducted from each FFF Portfolio Sub-Account on a daily basis. Such amount is equal to 0.00% if you have not invested in the FFF Portfolio Sub-Accounts, or 0.35% if you have invested in the FFF Portfolio Sub-Accounts.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
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Transfers
While your Contract is in force, and subject to the terms of a GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.variableannuities.greatwest.com. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•the amounts being Transferred;
•the Sub-Account(s) from which the Transfer is to be made; and
•the Sub-Account(s) that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios) may only be accessed with payment of an additional asset-based fee called the Fund Facilitation Fee. For more information see “Fund Facilitation Fee” below.
Market Timing and Excessive Trading
Limitations on frequent Transfers, including “market timing” Transfers. Frequent Transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of an underlying Portfolio’s securities and the reflection of that change in the Portfolio’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Portfolio at a price that does not reflect the current market value of the securities of the Portfolio, and then to realize a profit when the Portfolio shares are sold the next valuation date or thereafter.
When you make a Transfer Request among the Portfolios, your request triggers the purchase and redemption of Portfolio shares. Frequent Transfers cause frequent purchases and redemptions of Portfolio shares. Frequent purchases and redemptions of Portfolio shares can cause adverse effects for a Portfolio, Portfolio shareholders, the Sub-Account, other Owners, Beneficiaries, Annuitants, or owners of other variable annuity contracts we issue that invest in the Sub-Account. Frequent Transfers can result in the following adverse effects:
•Increased brokerage, trading and transaction costs;
•Disruption of planned investment strategies;
•Forced and unplanned liquidation and Portfolio turnover;
•Lost opportunity costs; and
•Large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all Contract Owners.
In order to try to protect our Contract Owners and the Portfolios from the potential adverse effects of frequent Transfer activity, we have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term Transfer activity that may adversely affect the Portfolios, Portfolio shareholders, the Sub-Account, other Owners, Beneficiaries, Annuitants and owners of other variable annuity contracts we issue that invest in the Sub-Account. We discourage frequent Transfers of Contract Value between the Sub-Accounts.
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We monitor Transfer activity in the Contracts to identify frequent Transfer activity in any Contract. Our current Market Timing Procedures are intended to detect Transfer activity in which the Transfers exceed a certain dollar amount and a certain number of Transfers involving the same Portfolios within a specific time period. We regularly review transaction reports in an attempt to identify Transfers that exceed our established parameters. We do not include Transfers made pursuant to the dollar-cost averaging and Portfolio rebalancing programs when monitoring for frequent Transfer activity.
When we identify Transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting Transfers for that Contract or group of Contracts. All Transfer Requests for the affected Contract or group of Contracts must be in writing. We notify the affected Owner(s) in writing of these restrictions.
In addition to our Market Timing Procedures, the Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios’ policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the market timing policies established by the Portfolio.
Some of the Portfolios have reserved the right to temporarily or permanently refuse payments or Transfer Requests from us if, in the judgment of the Portfolio’s investment adviser, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a Transfer Request, or to reverse a Transfer at any time we are unable to purchase or redeem shares of any of the Portfolios because of the Portfolio’s refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Portfolio relating to that Contract Owner’s Transfer Request. Some Portfolios also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Portfolios. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Portfolios, and to impose redemption fees.
We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent Transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of Transfers, time period of the Transfers, or any of these.
Owners seeking to engage in frequent Transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such Transfer activity is limited by operational systems and technological limitations.
Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Strategy Sub-Account to any other open Sub-Account in either the Investment Strategy or the Income Strategy. These systematic Transfers may be used to Transfer values from the Great-West Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
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You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•The minimum amount that can be Transferred out of the selected Sub-Account is $100;
•You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works (this example is hypothetical and may not be indicative of how dollar cost averaging would work for you):
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Strategy. Any dollar cost averaging Transfers into the Income Strategy that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Government Money Market Sub-Account.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Strategy Account Value to maintain your desired Sub-Account allocation. The Income Strategy Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. Rebalancer is only available for assets held in the Investment Strategy. There is no charge for participating in Rebalancer; however, you will be charged a Fund Facilitation Fee if you make an allocation to Sub-Accounts investing in certain Investment Strategy Portfolios (the FFF Portfolios). For more information see “Fund Facilitation Fee” below.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
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If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds, and 10% to Sub-Accounts that invest in cash equivalents as follows:
60%-- Stocks
30%-- Large Company
15%-- Small Company
15%-- International
30%-- Bonds
10%-- Cash
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
75%-- Stocks
35%-- Large Company
20%-- Small Company
20%-- International
20%-- Bonds
5%-- Cash
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocations would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•Your entire Investment Strategy Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers);
•You must specify the percentage of your Investment Strategy Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time; and
•You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer is not available after annuity payouts have begun. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax, and other taxes. No withdrawals may be made from the Investment Strategy after the Annuity Commencement Date. If you surrender your Contract, a GLWB Rider, if elected, will terminate.
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If you Request a partial withdrawal or a deduction from your Annuity Account Value to pay Consultant fees, your Annuity Account Value will be reduced by the partial withdrawal amount or deduction and the Guaranteed Minimum Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal or deduction against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Guaranteed Minimum Death Benefit by 10%.
Numerical Example
Sum of Contract Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Guaranteed Minimum Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = ($50,000 x 0.90) = $45,000
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•Partial withdrawals or surrenders from the Investment Strategy are not permitted after the Annuity Commencement Date;
•If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days; and
•A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
•any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
•any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
•any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.
If you have not elected a GLWB Rider, a withdrawal of your entire Annuity Account Value will terminate all of your rights under the Contract. If you have elected a GLWB Rider, at any time that your Annuity Account Value and your Benefit Base are both reduced to zero, all of your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Deductions to Pay Consultant Fees
Subject to certain restrictions, you may elect to have Consultant fees deducted from your Annuity Account Value. Consultant fees are the fees that your Consultant charges to manage your Annuity Account Value under the Contract. To have the fees paid to the Consultant from your Contract, you will need to complete a form authorizing the payments (a “Consultant Fee Authorization”). Payment of the Consultant fee from your Annuity Account Value must meet a $100 minimum withdrawal requirement and comply with all terms and conditions applicable to partial withdrawals, as described above. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries.
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Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal.
Deductions from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; deductions for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Deductions to pay Consultant fees may be taken from assets held in the Investment Strategy, rather than from assets held in the Income Strategy to avoid reducing your benefits under a GLWB Rider. Generally, we will not process deductions to pay Consultant fees that exceed an annualized rate of 1.5% of the Annuity Account Value. A Consultant fee Excess Withdrawal that reduces the Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate.
We will not treat the deduction of the Consultant fee from the Annuity Account Value as a taxable withdrawal from your Contract if certain conditions are met. However, the federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. See “Tax Consequences of Consultant Fees” below. You should consult a competent tax advisor prior to authorizing the deduction of Consultant fees from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.
Numerical Examples of Deductions (from Covered Funds in the Income Strategy) to Pay Consultant Fees
The below examples illustrate the impact on Covered Fund Value, the Benefit Base, GAWs, Death Benefit Option 1 and Death Benefit Option 2 when Consultant fees are deducted from Covered Fund(s) in the Income Strategy. The first example shows the impact of a deduction of a 1.5% annual Consultant fee, no portion of which is an Excess Withdrawal. The second example shows the impact of a deduction of a 2.0% annual Consultant fee, the amount in excess of 1.5% annually is an Excess Withdrawal.
Example #1: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Deduction amount for Consultant fees = $750 (1.5% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $750) = $44,250
Benefit Base after deduction for Consultant fees = $100,000
GAW% = 5%
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,250
Adjustment to Option 2 Death Benefit = ($50,000 - $5,000)/$50,000 = 0.90
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.90 = $72,000
Example #2: Prior to deduction of Consultant fee
Sum of Contributions = $80,000
Covered Fund Value = $50,000
Benefit Base = $100,000
GAW% = 5%
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Excess Withdrawal = $250
Guaranteed Annual Withdrawal = $5,000
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $50,000
Option 2 Death Benefit (Return of Contributions) = $80,000
Deduction amount for Consultant fees = $1,000 (2.0% of $50,000)
After Guaranteed Annual Withdrawal and deduction of Consultant fee:
Covered Fund Value = ($50,000 - $5,000 - $1,000) = $44,000
Adjustment to Benefit Base = ($44,250 - $250)/$44,250 = 0.9944
Benefit Base after deduction for Consultant fees = $100,000 * 0.9944 = $99,435
GAW% = 5%
Guaranteed Annual Withdrawal = $99,435 * 5% = $4,972
Option 1 Death Benefit (Return of Annuity Account Value (from Covered Fund Value)) = $44,000
Adjustment to Option 2 Death Benefit = ($49,250 - $5,250)/$49,250 = 0.8934
Option 2 Death Benefit (Return of Contributions) = $80,000 * 0.8934= $71,742
Tax Consequences of Withdrawals
Withdrawals may be taxable—including Guaranteed Lifetime Withdrawal Benefits.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1∕2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Tax Consequences of Consultant Fees
We will not treat Consultant fees paid from your Annuity Account Value as withdrawals for income tax reporting purposes if certain conditions are met. Regardless of whether we tax report Consultant fees from your Contract, the Internal Revenue Service could determine that the fees should be treated as taxable withdrawals, in which case the amount of the fee deducted from your Annuity Account Value could be included in your gross income and could be subject a 10% additional tax. In addition, we may begin tax reporting Consultant fees as withdrawals at any time, including retroactively, and withhold tax from such amounts accordingly if we conclude that such treatment is more appropriate under the federal income tax law, such as if the Internal Revenue Service provides guidance requiring such treatment.
The federal income tax treatment of Consultant fees paid from your Annuity Account Value is uncertain. You should consult a tax advisor regarding the tax treatment of Consultant fees paid from your Annuity Account Value and consider whether paying such Consultant fees from another source might be more appropriate for you.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•requiring some form of personal identification prior to acting on instructions;
•providing written confirmation of the transaction; and
•tape recording the instructions given by telephone.
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If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit Options we offer.
Death Benefit Option 1 – The amount of the Death Benefit under Death Benefit Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 1. Your M&E Charge under Death Benefit Option 1 is 0.20% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 1, you should be aware that Distributions and Excess Withdrawals could reduce your Death Benefit on a dollar-for-dollar basis.
Death Benefit Option 2 (also called the Guaranteed Minimum Death Benefit) – The amount of the Death Benefit under Option 2 will be the greater of:
•the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•the sum of Contributions applied to the Contract in both the Investment Strategy and the Income Strategy, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Death Benefit Option 2. Your M&E Charge under Death Benefit Option 2 is 0.40% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below. For a numerical example of the calculation of a minimum Death Benefit, including the proportionate impact of Distributions, please see the numerical example under “Distribution of Death Benefit, Impact of Withdrawals on Guaranteed Minimum Death Benefit” below.
The difference between the two Death Benefit Options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different M&E Charge for each. Death Benefit Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
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The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•payout in a single sum; or
•payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules, or regulations.
Withdrawals up to 1.5% annually can be deducted from your Annuity Account Value to pay Consultants for asset management or advisory service fees associated with the Contract and Rider without being considered a proportional partial withdrawal when calculating the Guaranteed Minimum Death Benefit under Option 2. Because this is considered a withdrawal, deduction of the Consultant fee could significantly reduce your benefits under the Contract, including reducing your benefit under Death Benefit Option 1 on a dollar-for-dollar basis, reducing your benefit under Death Benefit Option 2 proportionately, and/or causing an Excess Withdrawal. Withdrawals from Covered Fund(s) in the Income Strategy to pay Consultant fees up to 1.5% annually of your Covered Fund Value will not be considered an Excess Withdrawal; withdrawals for that purpose will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of your Covered Fund Value, which would reduce the Death Benefit as well as your Benefit Base and GAWs under a GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2. A Consultant fee Excess Withdrawal that reduces the Covered Fund Value to zero will reduce the Benefit Base to zero, and all rights under the GLWB Rider will terminate; however, the Contract will continue to operate with respect to assets, if any, allocated to the Investment Strategy. A Consultant fee Excess Withdrawal that reduces the Annuity Account Value to zero will reduce the Benefit Base to zero, and all rights under the Contract and GLWB Rider will terminate.
Ownership
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” below.
Grantor Trust Owned Annuity
Contracts owned by a Grantor Trust are not considered owned by a non-natural entity and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or under Section 408A of the Code. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the trust assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. Grantor Trust-owned Contracts receive tax deferral in accordance with the Code. If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.
Non-Grantor Trust Owned Annuity
Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the
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case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust.
IRA Custodian or Trustee Owned Annuity
Contracts owned by an IRA custodian or trustee are not considered owned by a non-natural entity and are treated as an IRA investment subject to the same tax requirements as any other IRA investment. Upon the death of the Underlying IRA Holder, the Death Benefit will be paid to the IRA custodian or trustee pursuant to the Death Benefit provisions of the Contract. IRA custodian or trustee owned Contracts receive tax deferral in accordance with the Code provisions governing IRAs.
If the Owner is an IRA custodian or trustee, the Underlying IRA Holder must be the Annuitant and if there are two Annuitants, the Joint Annuitant must be the Underlying IRA Holder’s Spouse and the designated beneficiary of the custodial or trusteed account. If the Owner is an IRA custodian or trustee and a GLWB Rider is selected, the Underlying IRA Holder must be a Covered Person. If Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be a Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. If the Underlying IRA Holder’s Spouse is the sole primary beneficiary of the Underlying IRA Holder’s interest in the custodial or trusteed account, the Underlying IRA Holder’s Spouse will be treated as the Beneficiary of the Contract for purposes of the GLWB Rider spousal continuation provisions.
Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Annuitants under the Contract or selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs. See “Guaranteed Lifetime Withdrawal Benefit” below for more information.
Because the Code provides IRA holders with tax deferral and other benefits, the Contract should not be purchased by an Underlying IRA Holder solely for tax deferral or other benefits already provided by the IRA itself.
Rollovers from Qualified Retirement Plans and IRAs
The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (“SEP”) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Non-Qualified Stretch Annuities
The Contract may be purchased by a beneficiary of a non-qualified annuity contract (“Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of an owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
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A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, but qualifies as an “Eligible Designated Beneficiary” as defined under Code Section 401(a)(9)(E), she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•such annuity is distributed in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary or over a period not extending beyond the life expectancy of the Eligible Designated Beneficiary; and
•such distributions begin no later than one year after the Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse Eligible Designated Beneficiary to begin substantially equal installments prior to one year after the Owner’s date of death, or the non-Spouse Beneficiary is not an Eligible Designated Beneficiary, then the entire amount must be distributed within ten years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Pre-Selected Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Pre-Selected Beneficiary Payout Options”). Pre-Selected Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary.
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Pre-Selected Beneficiary Payout Options are only available to Contracts owned by natural persons, IRA Custodians/ Trustees, or Grantor Trusts. Requests for Pre-Selected Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date. Pre-Selected Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Pre-Selected Beneficiary Payout Options.
Death Benefit payout options may not be pre-selected for Contracts owned by Joint Owners unless both Joint Owners Request in writing. Pre-Selected Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Pre-Selected Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Pre-Selected Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Pre-Selected Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Pre-Selected Beneficiary Payout Options.
We reserve the right to modify or cancel any Pre-Selected Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.
You should consult with a competent advisor regarding whether Pre-Selected Beneficiary Payout Options are suitable for your needs.
Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
•If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Strategy, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account;
•If the Owner died on or before December 31, 2019: If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death;
•If the Owner dies after December 31, 2019: If a non-Spouse individual who qualifies as an Eligible Designated Beneficiary is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Eligible Designated Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Eligible Designated Beneficiary to begin substantially equal installments no later than one year after the Owner’s date of death or the Non-Spouse Beneficiary is not an Eligible Designated Beneficiary, then the entire amount must be distributed within ten years of the Owner’s date of death.
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See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Death of Annuitant Who is Not the Owner of the Contract
If the Annuitant Dies Before the Annuity Commencement Date
If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust, or the Underlying IRA Holder if the Owner is the custodian or trustee of an IRA account) will become the Annuitant.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant died on or before December 31, 2019, after the Annuity Commencement Date, and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
If the Annuitant dies after December 31, 2019, after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable to an Eligible Designated Beneficiary may be distributed to the Eligible Designated Beneficiary in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary provided the Eligible Designated beneficiary makes such election and such distributions begin no later than one year after the Annuitant’s date of death; otherwise the entire benefit amount must be distributed within ten years of the Annuitant’s date of death. If the Beneficiary is not an Eligible Designated Beneficiary, the entire benefit amount must be distributed within ten years of the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
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If Owner Dies After Annuity Commencement Date
If the Owner died on or before December 31, 2019, and after the Annuity Commencement Date, any benefit payable must be distributed either to the Annuitant or the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
If the Owner dies after December 31, 2019 and the Annuity Commencement Date, any benefit payable to an Eligible Designated Beneficiary must be distributed to the Eligible Designated Beneficiary in substantially equal installments over the life or life expectancy of the Eligible Designated Beneficiary provided the Eligible Designated Beneficiary makes such election and such distributions begin no later than one year after the Owner’s date of death; otherwise the entire benefit amount must be distributed within ten years of the Owner’s date of death. If the Beneficiary is not an Eligible Designated Beneficiary, the entire benefit amount must be distributed within ten years of the Owner’s date of death.
Contingent Annuitant
While the Annuitant is living and at least 30 days prior to the Annuity Commencement Date, you may, by written Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that Distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis. However, up to 1.5% annually of your Covered Fund Value may be deducted as a Consultant fee without reducing your Option 2 Death Benefit.
Numerical Example
Sum of Contributions to the Investment Strategy and Income Strategy = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
(1)
 If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)
 In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)
 If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
(2)
 If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
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The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Pre-Selected Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Charges and Deductions
When each Contribution is made, no amounts will be deducted from it except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•charges against your Annuity Account Value for our assumption of mortality and expense risks;
•Fund Facilitation Fee, if applicable;
•Premium Tax, if applicable; and
•Guarantee Benefit Fee, if applicable.
The Contract may be available for use with investment accounts at eligible investment advisers or broker/dealers through Consultants that charge an annual fee in lieu of sales charges, or Consultants that charge an annual fee for ongoing investment advisory services. These fees would be specified in the respective agreements between you and your Consultant. Deductions from Annuity Account Value to pay a Consultant fee may not be available through all Consultants or through all financial intermediaries. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. If withdrawn from your Annuity Account Value, deductions to pay Consultant fees will reduce your benefits under the Contract. Withdrawals to pay Consultant fees may be taken from other assets managed by your Consultant, if any, rather than from assets held in your Annuity Account Value to avoid reducing your benefits under the Contract. You should ask your Consultant for more details.
Mortality and Expense Risk Charge (M&E Charge)
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct an M&E Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.20%. We guarantee that this charge will never increase beyond 0.20%. If you select Death Benefit Option 2, the M&E Charge is a daily charge equal to an effective annual rate of 0.40%. We guarantee that this charge will never increase beyond 0.40%.
The M&E Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option. Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The M&E Charge is higher for Owners who have selected Death Benefit Option 2 because we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the M&E Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge.
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Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Election Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Fund Facilitation Fee
Sub-Accounts investing in certain of the Investment Strategy Portfolios (called the FFF Portfolios) may only be accessed with additional payment of a Fund Facilitation Fee. The Fund Facilitation Fee is deducted at the end of each valuation period from Sub-Account assets, if any, invested in the FFF Portfolios. The Fund Facilitation Fee is a daily charge equal to an effective annual rate of 0.35%. We guarantee that this charge will never increase beyond 0.35%. The Fund Facilitation Fee is reflected in the Accumulation Unit values of each of the FFF Portfolio Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option that includes the FFF Portfolio Sub-Accounts.
Great-West may profit from the Fund Facilitation Fee, and may use any profit derived for any lawful purpose including payment of expenses that Great-West incurs in promoting, marketing, and administering the Contract.
The current selection of FFF Portfolios is:
Dimensional Fund Advisors VA International Small Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA International Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Large Value Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA U.S. Targeted Value Portfolio (Institutional Class Shares)
DFA VA Global Moderate Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Equity Allocation Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Global Bond Portfolio (Institutional Class Shares)
Dimensional Fund Advisors VA Short-Term Fixed Portfolio (Institutional Class Shares)
Periodic Withdrawals
You may Request that all or part of the Investment Strategy Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. Each periodic withdrawal amount is based on the Investment Strategy Account Value, less Premium Tax, if any, at the time of the withdrawal.
In Requesting periodic withdrawals, you must elect:
•The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•A minimum withdrawal amount of at least $100;
•The calendar day of the month on which withdrawals will begin;
•One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and
•The type of allocation of withdrawals from the Investment Strategy Sub-Accounts
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•Withdrawals may be prorated across the Investment Strategy Sub-Accounts in proportion to their assets; or
•Withdrawals may be made from specific Investment Strategy Sub-Account(s). When the specified Investment Strategy Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•You may continue to exercise all contractual rights, except that no Contributions may be made;
•You may keep the same Sub-Accounts as you had selected before periodic withdrawals began; and
•Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•The amount elected to be paid under the option selected has been reduced to zero;
•The Investment Strategy Account Value is zero;
•You Request that withdrawals stop;
•You purchase an annuity payout option; or
•The Owner or the Annuitant dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1∕2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Withdrawals to Pay Consultant Fees” above.
Annuity Payouts From the Investment Strategy
You can choose the date that you wish annuity payouts from the Investment Strategy to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you elect to annuitize your Contract, your annuity payouts will be based on the annuity purchase rate guaranteed in your Contract or our current annuity purchase rate, whichever results in a higher annuity payout to you.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under a GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under a GLWB Rider will terminate. If you have initiated Installments under a GLWB Rider, only the Investment Strategy will be annuitized. Once Installments under a GLWB Rider have begun, the Income Strategy cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Strategy Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Strategy Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Strategy Account Value to purchase an annuity payout option is $2,000. If your Investment Strategy Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
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If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date or the first annuity payout, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date or the first annuity payout, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Strategy Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the “Distribution of Death Benefit” section above.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
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Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Strategy Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Strategy Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Strategy Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Strategy Only)
Once payouts start from the Investment Strategy under the annuity payout option you select:
•no changes can be made in the payout option;
•no additional Contributions to the Investment Strategy will be accepted under the Contract; and
•no further withdrawals from the Investment Strategy will be allowed, including withdrawals to pay Consultant fees, other than withdrawals made to provide annuity benefits.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below for details.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing a GLWB Rider by either allocating Contributions to one or more Covered Funds in the Income Strategy at your direction, or by Transferring all or part of your Investment Strategy Account Value to one or more Covered Funds in the Income Strategy at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Strategy when electing a GLWB Rider. You are under no obligation to elect a GLWB Rider. If you choose to elect a GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Strategy Sub-Account options), or you may wait to elect a GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. You may elect only one GLWB Rider.
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You may select from three optional GLWB Riders, which are summarized below:
	Great-West Secure Income Plus GLWB Rider	Great-West Secure Income Max GLWB Rider	Great-West Secure Income Foundation GLWB Rider
Current Guarantee Benefit Fee (as a percentage of your current Benefit Base)	1.30%	1.20%	0.90%
Objective	Guaranteed growth, guaranteed income	Maximum income	Low cost, high income
Guaranteed Lifetime Income	X	X	X
Single or Joint Withdrawal	X	X	X
Wait to Choose Single or Joint	X	X	X
Annual Step-up	X	X	X
Age Band Income Reset	X	X	X
Add $ after Withdrawal Phase Begins	X	X	X
Guaranteed Accumulation Credit	X
Enhanced Distribution Credit		X
The GLWB Riders are similar in most respects except for the GAW% calculation and the Guarantee Benefit Fee; the Great-West Secure Income Plus GLWB Rider also offers an Accumulation Credit (as detailed below), and the Great-West Secure Income Max GLWB Rider also offers a Distribution Credit (as detailed below).
Generally, the GLWB Riders are designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider and the Great-West Secure Income Max GLWB Rider offer additional benefits in exchange for a higher Guarantee Benefit Fee.
The Great-West Secure Income Foundation GLWB Rider is generally designed for those who would like to begin receiving lifetime income in the near term; the Great-West Secure Income Plus GLWB Rider is generally designed for those willing to pay more for guaranteed Benefit Base growth provided by the Accumulation Credit before they begin to receive lifetime income; and the Great-West Secure Income Max GLWB Rider is generally designed for those willing to pay more to be eligible for a higher distribution percentage provided by the Distribution Credit by waiting longer than five years before beginning to receive lifetime income.
More information on each of the GLWB Riders is available below and in the Rate Sheet Supplement in effect on the date you signed your application for the Contract (and satisfied the other terms described in this paragraph). Rate Sheet Supplements will disclose the GAW% and the Joint GAW% for all GLWB Riders applicable to applications signed after a specific date. Rate Sheet Supplements will also disclose the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider, and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider. The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider.
In order to receive the disclosed GAW%, Joint GAW%, Accumulation Credit (for the Great-West Secure Income Plus GLWB Rider), or Distribution Credit (for the Great-West Secure Income Max GLWB Rider), your application must be signed on or after the effective date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. You may contact the Retirement Resource Operations Center at (877) 723-8723 for a copy of the Rate Sheet Supplement applicable to your Contract. Prior to cessation of sales, the current and any proposed Rate Sheet Supplements were found on the SEC’s website (www.sec.gov) by searching with File Number 333-212090. Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
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Unless otherwise noted, the following discussion applies to all GLWB Riders.
All guarantees are subject to the claims paying ability of Great-West. You should consult with a competent advisor regarding whether a particular GLWB Rider is suitable for your needs.
GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Strategy. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the GLWB Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Strategy Account Value to the Covered Fund(s) on any Business Day as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. The Guarantee Benefit Fee will be calculated based on your Benefit Base, subject to the Benefit Base cap, as of the date of the deduction. If you terminate a GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee depends on the GLWB Rider you select, as follows:
GLWB Rider	Current Guarantee Benefit Fee
Great-West Secure Income Plus GLWB Rider	1.30% of the Benefit Base
Great-West Secure Income Max GLWB Rider	1.20% of the Benefit Base
Great-West Secure Income Foundation GLWB Rider	0.90% of the Benefit Base
We reserve the right to change the frequency and amount of the Guarantee Benefit Fee at our discretion, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon sixty (60) days prior written notice to you. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion, whether or not these experience factors change. We will never increase the fee above the maximum disclosed in the Fee Tables at the beginning of this Prospectus. We do not need any particular event to occur before we may change the Guarantee Benefit Fee.
In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you may elect to reject the increased Guarantee Benefit Fee in one of two ways. First, you may reject the increased fee by providing a Request to withdraw or Transfer your entire Covered Fund Value from the Income Strategy, thereby reducing your Benefit Base to zero and terminating your GLWB Rider. Second, you may reject the increased fee by providing a Request to allocate your entire Covered Fund Value to the following limited selection of Covered Funds. We may, at our discretion, make other Covered Funds available or cease offering specific Covered Funds; however, in the event that we provide written notice of an increase to the Guarantee Benefit Fee, we will always make available at least one Covered Fund designated for the purpose of avoiding an increased Guarantee Benefit Fee. If we cease offering a specific Covered Fund (or a class of a specific Covered Fund) that you have already invested in, you will be permitted to remain invested in that Covered Fund (or class of that Covered Fund); however, no new Owners or new Contributions will be permitted.
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Great-West Conservative Profile Fund (Class L Shares)
Great-West Moderately Conservative Profile Fund (Class L Shares)
The limited selection of Covered Funds will restrict your Income Strategy allocation options to Covered Funds with investment strategies that do not generally target more than 50% equity exposure. While electing to allocate Covered Fund Value to the specified Covered Funds will prevent an increase in the Guarantee Benefit Fee, this also means foregoing possible market gains in the other Covered Funds, which could reduce your Benefit Base and the value of your GLWB Rider.
Prior to notice of an increase to the Guarantee Benefit Fee, you are under no obligation to allocate Covered Fund Value to the above Covered Funds. However, if we provide such notice, to avoid a Guarantee Benefit Fee increase we must receive your Request to allocate your entire Covered Fund Value to the above Covered Funds prior to the effective date of the increase, or such date as specified in the prior written notice we provide to you. In the event that we provide you with prior written notice of an increase to the Guarantee Benefit Fee, you should carefully consider whether to accept or reject the Guarantee Benefit Fee increase.
If you do not elect to reject the increased Guarantee Benefit Fee, the increased Guarantee Benefit Fee will apply to your GLWB Rider as of the effective date of the increase.
The Covered Fund(s)
A GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Strategy. The approved Covered Funds are described in The Portfolios above. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.
We may, without your consent, offer new Covered Funds or cease offering Covered Funds. We will notify you whenever the Covered Funds are changed. Changes to Covered Funds will only apply to additional Contributions or Transfers made after the Covered Fund ceases to be offered. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under a GLWB Rider unless you Transfer assets out of the Covered Funds or terminate your Contract. Great-West will complete the allocations between the Covered Funds as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.
We limit the number and type of Covered Funds available for use in the Income Strategy to reduce our risk exposure in providing the guarantees associated with GLWB Riders. Although the Covered Funds are not managed volatility funds and do not employ a managed volatility strategy, the balanced nature of the Covered Funds may limit the return on your investment. Our selection of approved Covered Funds may create a conflict of interest, because an affiliated investment adviser manages the Covered Fund(s) and we may derive greater revenues from affiliated Covered Funds than certain other Sub-Accounts available under the Contract. Restricting the selection of approved Covered Funds may reduce the likelihood that Great-West will have to make payments under the GLWB Riders.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Strategy. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Benefit Base as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value, in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Strategy on the GLWB Rider Election Date.
•We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s);
•We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal;
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•On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base (if so, your Benefit Base will then reflect positive Covered Fund performance); and
•On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount (see “Reset of the GAW% During the GAW Phase” below).
A few things to keep in mind regarding the Benefit Base:
•The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value;
•It is important that you do not confuse your Benefit Base with the Covered Fund Value;
•During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be recalculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may be made during the GAW Phase. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
If Great-West refuses to accept additional Contributions (see “Rights Reserved by Great-West” below), you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Strategy to the Income Strategy.
Annual Adjustments to Your Benefit Base
During the GLWB Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•your current Benefit Base; or
•your current Covered Fund Value.
Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
For information on annual adjustments to your Benefit Base under the Great-West Secure Income Plus GLWB Rider, see below.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
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Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Strategy Covered Fund(s) to any Investment Strategy Portfolio.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under a GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any Investment Strategy Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base cap and except for the M&E Charge, Guarantee Benefit Fee, and withdrawals to pay Consultant fees up to 1.5% of Covered Fund Value, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount from a Covered Fund to an investment option that is not a Covered Fund, then you will be prohibited from making any Transfers into a Covered Fund for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Fund(s)
The Guarantee Benefit Fee, the M&E Charge, and any Consultant fees or charges assessed to the Covered Fund Value, as directed by you or your Consultant on your behalf and as agreed to by Great-West, will not be treated as an Excess Withdrawal, subject to the limitation described in this section.
You may make a withdrawal of up to 1.5% annually of the Covered Fund Value to pay for asset management or advisory service fees associated with the Income Strategy without the withdrawal being considered an Excess Withdrawal. If these fees exceed 1.5% annually of the Covered Fund Value, and the entire amount of the fees are withdrawn from the Covered Fund Value, the amount withdrawn above the 1.5% annual limit will be considered an Excess Withdrawal and will reduce the Benefit Base and GAWs as described above. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Strategy, or from other assets managed by your Consultant, if any, rather than from assets held in the Income Strategy to avoid being considered an Excess Withdrawal thus reducing your benefits under a GLWB Rider and Death Benefit Option 2.
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Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1∕2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1∕2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the GLWB Accumulation Phase to satisfy any distribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the non-Spouse Beneficiary.
When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under a GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1∕2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1∕2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1∕2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
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Because the GAW Phase cannot begin until all Covered Persons under a GLWB Rider attain age 59 1∕2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above for more information.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your financial advisor or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
Please note how the GAW is calculated because it will affect the benefits you receive under a GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW under the Secure Income Foundation and Secure Income Max GLWB Riders, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. To determine the amount of the GAW under the Secure Income Plus GLWB Rider, we will compare the current Benefit Base plus the Ratchet year’s portion of the annual roll-up amount to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a reset based on the age of the Covered Person(s). See “Annual Review of Your GAW%” below.
To calculate the GAW, based on the age of the Covered Person on the Initial Installment Date, we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than the time you choose to elect a GLWB Rider. The amount of the Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future Installments.
Historical GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits reflected in Rate Sheet Supplements may be found in an appendix to this Prospectus, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-212090.
Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
You may elect to receive Installments on any of the following frequency periods: annually, semi-annually, quarterly, or monthly. You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
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Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” described below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Pre-Selected Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
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If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules, and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Pre-Selected Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Great-West Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Pre-Selected Beneficiary Payout Options elected. See “Pre-Selected Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and
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that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example
Assume the following:
Covered Fund Value before GAW = $55,500
Benefit Base = $100,000
GAW% =5.5%
GAW Amount = $100,000 x 5.5% = $5,500
Total Annual withdrawal =$10,500
Excess withdrawal = $10,500 - $5,500 = $5,000
Covered Fund Value after GAW = $55,000 - $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =$50,000 - $5,000 = $45,000
Adjustment due to Excess Withdrawal = $45,000/$50,000 = 0.90
Adjusted Benefit Base = $100,000 x 0.90 = $90,000
Adjusted GAW Amount = $90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, M&E Charge, and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase. Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the GLWB Settlement Phase.
During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Strategy
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner’s current Contract will be maintained and a new Contract will be issued to the former Spouse. The Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of issuance.
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Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the GLWB Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree. In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner and receive his or her proportional GAWs.
Pursuant to the agreement or Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
The treatment of Non-Qualified Annuity Contracts held as an investment in a custodial IRA will be governed by the divorce Decree as it applies to the IRA.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
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Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.
Termination of a GLWB Rider
A GLWB Rider will terminate upon the earliest of:
•the date of death of the Owner if there is no surviving Covered Person;
•the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
•the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
•the date there is no longer a Covered Person under the GLWB Rider;
•the date the Contract is terminated;
•the date the Covered Fund Value or Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
•the Annuitant’s 99th birthday, if no Installments have been taken; or
•in those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce Decree.
If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of a GLWB Rider.
Guaranteed Lifetime Withdrawal Benefit Riders
You should consult with your financial adviser to assist you in determining whether a GLWB Rider is suited for your financial needs and investment risk tolerance. Adding a GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed, and a Covered Person must remain living for you to receive certain benefits. Furthermore, a GLWB Rider contains different investment options (Covered Funds) and different investment limitations and conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
If the Owner is an IRA custodian or trustee and Joint Covered Persons are selected, the Spouse of the Underlying IRA Holder must be the Joint Covered Person and must be the designated beneficiary of the custodial or trusteed account. Underlying IRA Holders should consult with a competent tax advisor regarding whether selecting Joint Covered Persons under a GLWB Rider is suitable for the Underlying IRA Holder’s needs.
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The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Great-West Secure Income Plus GLWB Rider:
Guarantee Benefit Fee = 1.30% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Plus GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Prior to starting Guaranteed Annual Withdrawals, the Benefit Base increases by a guaranteed minimum amount each Contract Year up to a maximum of 10 Contract Years, subject to the Benefit Base cap of $5 million. The Accumulation Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Plus GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Plus GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Accumulation Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Plus GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60-Year-Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
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Scenario #4: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50%
(for a 65-year-old)
GAW = $3,600 ($80,000 x 4.50%)
The Great-West Secure Income Plus GLWB Rider calculates annual adjustments to your Benefit Base differently than the other GLWB Riders:
On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•your current Benefit Base plus an Accumulation Credit; or
•your current Covered Fund Value.
The Accumulation Credit is equal to the sum of A and B:
A.
 Greater of the Accumulation Credit in effect at the time you purchase your Contract times:
i.
the Market Ratchet Value (the last adjustment to the Benefit Base as a result of an increase to the Covered Fund Value) adjusted for proportional withdrawals; or
ii.
the sum of previous years’ Great-West Secure Income Plus GLWB Rider Contributions less proportional withdrawals.
B.
 the Accumulation Credit in effect at the time you purchase your Contract times the proportional Contributions in Ratchet Period.
In any year in which there is an Excess Withdrawal, the Accumulation Credit will be zero. The accumulation period begins on the Rider Election Date and ends on the earliest of:
•the 10th anniversary after the Rider Election Date;
•the commencement of the GAW Phase; or
•the date the Great-West Secure Income Plus GLWB Rider terminates.
When the accumulation period ends, the Accumulation Credit will be zero.
Great-West Secure Income Max GLWB Rider:
Guarantee Benefit Fee = 1.20% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Max GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s). Owners may receive a higher GAW% for Rider Contributions aged 5 years or more prior to starting the GAW Phase. The Distribution Credit applicable to new Contract sales is disclosed in a Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider.
The Great-West Secure Income Max GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. Compared to the Great-West Secure Income Foundation GLWB Rider, the Great-West Secure Income Max GLWB Rider offers additional benefits in exchange for a higher Guarantee Benefit Fee.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW%, Joint GAW%, or Distribution Credit, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
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Numerical Examples of the GAW- Great-West Secure Income Max GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72-Year-Old Single Covered Person, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 72-Year-Old Single Covered Person, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Single GAW%: 7.00% (GAW% Enhanced by 1% Distribution Credit)
GAW = $5,600 ($80,000 x 7.00%)
Scenario #3: 68-Year-Old Joint Covered Person with a 63 Year Old Spouse, Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Joint GAW% = 3.50%
(for a 63-year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #4: 60-Year-Old Single Covered Person Starting Withdrawals within Five Years of Contribution
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #5: 71-Year-Old Joint Covered Person with a 65 Year Old Spouse, Starting Withdrawals Five years after Contribution
Benefit Base = $80,000
Joint GAW% = 5.50% (GAW% Enhanced by 1% Distribution Credit)
(for a 65-year-old)
GAW = $4,400 ($80,000 x 5.50%)
Great-West Secure Income Foundation GLWB Rider:
Guarantee Benefit Fee = 0.90% of the Benefit Base.
Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The Great-West Secure Income Foundation GLWB Rider is designed for those who want to be guaranteed higher income regardless of the interest rate environment. On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an age reset calculation results in a higher GAW Amount.
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Additional Contributions may also be made during the GAW Phase.
Calculation of Installment Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the Joint GAW% is based on the age of the younger Covered Person.
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Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the GAW- Great-West Secure Income Foundation GLWB Rider
(GAW%s used in these examples are for illustration purposes only. The GAW%s applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 72 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Ratchet to Benefit Base During the GAW Phase (applicable to all GLWB Riders)
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)
 the current Benefit Base; or
(b)
 the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
Reset of the GAW% During the GAW Phase (applicable to all GLWB Riders)
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
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Installments will not change unless Requested by the Owner. Unless you have provided the RROC with a Request to always increase your Installments to the maximum permitted amount, your Installments will not automatically default to the maximum, and will not change unless Requested by the Owner. You may Request to change your Installments at any time before your next Ratchet Date. If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect
Numerical Example When Reset is NOT Beneficial
Assume the following:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So, because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
The applicable GAW%, Joint GAW%, Accumulation Credit, and Distribution Credit are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you elect a GLWB Rider. If you would like more information on the GLWB Riders, the GAW%, Joint GAW%, Accumulation Credit, or Distribution Credit applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
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Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An Owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity,” such as a Non-Grantor Trust, will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule. Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. Under a custodial or trusteed IRA account, the Underlying IRA Holder, who must be a natural person, is treated as the IRA owner for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for a GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the Annuity Account Value exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is
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taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•Made on or after the date on which the Owner reaches age 59 1∕2;
•Made as a result of death or disability of the Owner;
•Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts.
For more details regarding this penalty tax and other exemptions, including those related to COVID-19, that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above;
•If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner;
•If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See “Required Minimum Distributions from Qualified Annuity Contracts” below.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”
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Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
•The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days; and
•Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Rollovers from Qualified Retirement Plans and IRAs
A Qualified Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (SEP) IRA.
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Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Assignment, Transfer or Exchange of the Contract
You may change the Owner any time before the Owner's death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of a GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Pre-Selected Beneficiary Payout Options chosen by the Owner. See “Pre-Selected Beneficiary Payout Options” above for more information.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the investment income surtax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•Only the Owner may be the Annuitant of the Contract;
•Only one Owner may be established under the Contract;
•The Contract must be established for the exclusive benefit of the Owner and the Beneficiary;
•The entire interest of the Owner must be non-forfeitable;
•The Owner must not borrow any money under the Contract or pledge it as security for a loan;
•The Contract is non-transferable: the Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree; and
•Separate records must be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
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Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (“SEP”), as described in Section 408(k), Contributions will only be accepted if they are in cash and the total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from a GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code as detailed below.
If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s). Please note the following important details:
•An RMD is attributable to the Covered Fund(s) to the extent that the RMD amount withdrawn from the Covered Fund Value is proportional to the amount of the Annuity Account Value invested in Covered Fund(s).
•The amount withdrawn for RMDs must not exceed the amount calculated under the Code based on life expectancy, and must be based on the Annuity Account Value on December 31 of the previous calendar year as reported by Great-West.
•You must set up your RMDs on the required form with our Retirement Resource Operations Center.
•If you are transferring money from another company and you have reached or will reach the age at which RMDs must be paid to you under the Code (70 1∕2 if born before July 1, 1949, or age 72 if born on or after July 1, 1949) during the current tax year, you should take the current tax year’s RMD before the transfer to avoid taking an Excess Withdrawal.
Below is a hypothetical RMD numerical example designed to help illustrate how taking an RMD during the GAW Phase would be considered an Excess Withdrawal because some portion of the RMD is not attributable to the Covered Fund Value.
RMD Numerical Example: This example illustrates a scenario where the Contract is your only IRA, and you elected to split your assets between the Investment Strategy (i.e., an investment that is not a Covered Fund) and the Income Strategy (i.e., a Covered Fund). To avoid taking an Excess Withdrawal when taking an RMD, you may need to take a portion of your RMD from your assets in the Investment Strategy.
•Annuity Account Value (12/31/2019) = $100,000
•Covered Fund Value = $50,000 (50% of total Annuity Account Value)
•Investment Strategy Account Value = $50,000 (50% of total Annuity Account Value)
•GAW = $2,500
•Total 2020 RMD attributable to the IRA as calculated by Great-West = $6,200
•2020 RMD attributable to the Covered Fund = $6,200 x 0.50 = $3,100
Under these circumstances, the Owner may take the full $2,500 GAW and may take an additional $600 for RMDs out of the Covered Fund - this additional $600 needed for RMDs would not be considered an Excess Withdrawal. In order to satisfy the remaining $3,100 in RMDs without taking an Excess Withdrawal, the Owner would need to withdraw the remaining $3,100 from the Investment Strategy Account.
You should consult a qualified tax advisor regarding withdrawals to satisfy your RMD amount and other tax implications of RMD withdrawals during the Accumulation Phase and GAW Phase of the Contract.
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Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, Rider, or Endorsement to the contrary, the distribution of the individual’s interest in a Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the non-Roth Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date. If the Owner was born before July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1∕2. If the Owner was born on or after July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 72. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the non-Roth Contract distributed in one of the following forms:
•A single sum payment;
•Equal or substantially equal payments no less frequently than annually over the life of the Owner;
•Equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
•Equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
•Equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
The Coronavirus Aid, Relief and Economic Security (“CARES”) Act waived the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which are required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 were also waived.
Distributions Upon Death in Qualified Annuity Contracts
Distributions for deaths occurring before December 31, 2019 where distributions have begun before death. If the Owner dies after distributions have begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths occurring before December 31, 2019 where distributions have not begun. If the Owner died before distributions had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distributions in accordance with (1) or (2) below:
1)
 If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)
 If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1∕2;
3)
 If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
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Distributions for deaths occurring after December 31, 2019. If the Owner died after December 31, 2019, distribution of the individual’s entire interest must be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the Beneficiary qualifies as an Eligible Designated Beneficiary and makes an election to receive distribution in accordance with (1) or (2) below:
1)
 If the Owner’s interest is payable to an Eligible Designated Beneficiary, then, subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the Eligible Designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)
 If the Eligible Designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72;
3)
 If the Eligible Designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Eligible Designated Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
Distribution of the Contracts
Prior to December 14, 2020, we offered the Contracts on a continuous basis to customers of registered investment advisers, brokerage firms, and their affiliated insurance agencies. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are Consultants.
Prior to October 5, 2020, the offering of the Contracts was made on a continuous basis by GWFS, a wholly-owned subsidiary of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Effective October 5, 2020, Investment Distributors, Inc. (“IDI”) became principal underwriter and continued offering the Contracts on a continuous basis. IDI is a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a Tennessee corporation and was extablished in 1993. IDI’s principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223. IDI is registered with the SEC under the Exchange Act as a broker-dealer and is a member firm of FINRA.
No sales commissions are paid to Consultants on sales of the Contracts. However, Consultants may charge you an advisory or similar fee under an agreement you have with them independent of Great-West, GWFS, or IDI. Great-West, GWFS, and IDI do not offer advice on how to allocate your Contributions, and we are not responsible for any advice your Consultant provides to you. Great-West, GWFS, and IDI do not endorse any Consultant or make any representations as to their qualifications.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, may pay eligible Consultants or other entities compensation for the promotion and sale of the Contract. Compensation paid to eligible Consultants or other entities is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Payments We Receive” above. The Company may pay a portion of these proceeds to eligible Consultants or other entities for distribution services.
IDI agents may receive additional cash and non-cash incentives to promote the sale of the Contracts. IDI agents may participate in various contests and promotions subject to applicable FINRA regulations in which IDI agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, IDI agents also may receive travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.
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Cash incentive payments may vary depending on the arrangement in place at any particular time. Cash incentives payable to IDI agents may be based on certain performance measurements, including a percentage of the net amount invested in certain investments available under the Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for an IDI agent to recommend or sell the Contract instead of other products or recommend certain investments under the Contract over other investments, which may not necessarily be to your benefit.
To the extent permitted by FINRA rules, applicable state insurance law and regulations, and Department of Labor rules and regulations, and as mutually agreed upon by the Company and eligible Consultants or other entities, the Company may pay a portion of these proceeds to eligible Consultants or other entities:
•for distribution services;
•as compensation for administrative and insurance services provided by the Consultants on behalf of GWFS or IDI;
•as a marketing allowance or other promotional incentive; and
•as payments in the form of cash or other compensation.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;
•To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•To cease accepting Contributions at any time at our discretion;
•To limit the number of Contracts that you may purchase;
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•To cease offering the Contract and/or GLWB Riders to new sales;
•To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•To change the time or time of day that a valuation date is deemed to have ended; and
•To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks, and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Owner information, and unintentional events and occurrences. Such system failures, cyber-attacks, and similar incidents or events affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Annuity Account Value. For instance, system failures, cyber-attacks, and similar incidents or events may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release, loss, and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we, the Portfolios or Covered Funds, or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
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Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing therein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:
Retirement Resource Operations Center (Service Center)
Regular Mail:
PO Box 1854
Birmingham, Alabama 35201-1854
Overnight Mail:
2801 Highway 280 South
Birmingham, Alabama 35223
877-723-8723
AnnuityOperations@greatwest.com
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the Riders, and the Series Account.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•general information;
•information about Great-West Life & Annuity Insurance Company and the Variable Annuity-2 Series Account;
•calculation of annuity payouts;
•services;
•withholding; and
•financial statements.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (0.20)	2020	2019	2018	2017
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
Value at beginning of period	9.62	8.00	9.90	10.00
Value at end of period	7.19	9.62	8.00	9.90
Number of accumulation units outstanding at end of period	22,199	3,840	4,418	2,987
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	15.19	10.89	12.47	10.00
Value at end of period	16.57	15.19	10.89	12.47
Number of accumulation units outstanding at end of period	10,732	14,513	12,617	7,314
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
Value at beginning of period	10.91	10.03	10.35	10.00
Value at end of period	11.92	10.91	10.03	10.35
Number of accumulation units outstanding at end of period	24,006	23,328	18,067	4,493
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
Value at beginning of period	12.44	9.66	11.12	10.00
Value at end of period	12.55	12.44	9.66	11.12
Number of accumulation units outstanding at end of period	81,822	75,915	75,590	26,228
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
Value at beginning of period	12.43	9.81	10.84	10.00
Value at end of period	12.51	12.43	9.81	10.84
Number of accumulation units outstanding at end of period	63,883	74,627	59,558	23,588
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
Value at beginning of period	11.33	9.38	10.00
Value at end of period	12.27	11.33	9.38
Number of accumulation units outstanding at end of period	53,646	41,818	32,081
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
Value at beginning of period	13.44	10.30	11.45	10.00
Value at end of period	14.56	13.44	10.30	11.45
Number of accumulation units outstanding at end of period	55,186	57,685	47,434	23,941
AMERICAN FUNDS IS GROWTH FUND
Value at beginning of period	12.34	9.48	10.00
Value at end of period	18.68	12.34	9.48
Number of accumulation units outstanding at end of period	245,069	27,357	34,487
AMERICAN FUNDS IS GROWTH-INCOME FUND
Value at beginning of period	11.93	9.50	10.00
Value at end of period	13.48	11.93	9.50
Number of accumulation units outstanding at end of period	76,492	27,049	8,862
AMERICAN FUNDS IS INTERNATIONAL FUND
Value at beginning of period	13.93	11.38	13.16	10.00
Value at end of period	15.80	13.93	11.38	13.16
Number of accumulation units outstanding at end of period	45,218	26,148	22,866	8,358
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	14.17	11.02	12.88	10.00
Value at end of period	17.44	14.17	11.02	12.88
Number of accumulation units outstanding at end of period	53,700	47,214	38,742	9,423
BLACKROCK GLOBAL ALLOCATION VI FUND
Value at beginning of period	12.30	10.47	11.35	10.00
Value at end of period	14.82	12.30	10.47	11.35
Number of accumulation units outstanding at end of period	6,587	8,031	8,019	3,509
BLACKROCK HIGH YIELD VI FUND
Value at beginning of period	11.87	10.36	10.69	10.00

INVESTMENT DIVISION (0.20)	2020	2019	2018	2017
Value at end of period	12.68	11.87	10.36	10.69
Number of accumulation units outstanding at end of period	99,749	98,126	101,026	35,856
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	15.00	11.40	11.45	10.00
Value at end of period	19.53	15.00	11.40	11.45
Number of accumulation units outstanding at end of period	21,116	44,685	23,317	0
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	12.41	9.37	10.77	10.00
Value at end of period	14.25	12.41	9.37	10.77
Number of accumulation units outstanding at end of period	0	0	2,016	0
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	16.09	12.74	12.37	10.00
Value at end of period	22.95	16.09	12.74	12.37
Number of accumulation units outstanding at end of period	45,386	21,829	33,770	356
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
Value at beginning of period	10.97	9.97	10.00
Value at end of period	11.67	10.97	9.97
Number of accumulation units outstanding at end of period	114,108	51,537	33,157
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	14.31	11.73	13.99	10.00
Value at end of period	17.81	14.31	11.73	13.99
Number of accumulation units outstanding at end of period	23,091	21,192	22,746	10,279
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	11.86	9.99	12.19	10.00
Value at end of period	N/A	11.86	9.99	12.19
Number of accumulation units outstanding at end of period	N/A	356	828	586
DELAWARE VIP REIT SERIES
Value at beginning of period	11.78	9.33	10.11	10.00
Value at end of period	10.50	11.78	9.33	10.11
Number of accumulation units outstanding at end of period	2,160	2,213	2,365	907
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	11.78	9.25	11.15	10.00
Value at end of period	11.50	11.78	9.25	11.15
Number of accumulation units outstanding at end of period	29,684	27,656	23,487	15,448
DWS CAPITAL GROWTH VIP
Value at beginning of period	16.81	12.31	12.57	10.00
Value at end of period	23.27	16.81	12.31	12.57
Number of accumulation units outstanding at end of period	1,540	1,556	1,571	1,867
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.41	9.44	11.94	10.00
Value at end of period	13.31	11.41	9.44	11.94
Number of accumulation units outstanding at end of period	0	0	0	0
EATON VANCE VT FLOATING-RATE INCOME FUND
Value at beginning of period	11.00	10.29	10.32	10.00
Value at end of period	11.20	11.00	10.29	10.32
Number of accumulation units outstanding at end of period	144,640	151,190	357,136	146,961
FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period	11.28	9.90	10.27	10.00
Value at end of period	11.87	11.28	9.90	10.27
Number of accumulation units outstanding at end of period	22,451	31,115	16,641	694
FIDELITY VIP BALANCED PORTFOLIO
Value at beginning of period	12.85	10.37	10.88	10.00
Value at end of period	15.66	12.85	10.37	10.88
Number of accumulation units outstanding at end of period	630,914	689,126	397,402	155,819
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO

INVESTMENT DIVISION (0.20)	2020	2019	2018	2017
Value at beginning of period	13.56	10.22	11.77	10.00
Value at end of period	16.50	13.56	10.22	11.77
Number of accumulation units outstanding at end of period	49,342	46,602	27,496	0
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
Value at beginning of period	12.47	10.34	10.90
Value at end of period	13.41	12.47	10.34
Number of accumulation units outstanding at end of period	1,263	1,009	775
FRANKLIN INCOME VIP FUND
Value at beginning of period	12.08	10.43	10.93	10.00
Value at end of period	12.12	12.08	10.43	10.93
Number of accumulation units outstanding at end of period	41,645	26,451	14,904	9,089
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.55	9.76	10.49	10.00
Value at end of period	11.22	10.55	9.73	10.49
Number of accumulation units outstanding at end of period	6,166	6,180	6,725	4,335
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
Value at beginning of period	14.40	11.55	12.36	10.00
Value at end of period	16.86	14.40	11.55	12.36
Number of accumulation units outstanding at end of period	35,840	23,721	23,655	18,615
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	12.68	10.07	11.26	10.00
Value at end of period	14.17	12.68	10.07	11.26
Number of accumulation units outstanding at end of period	31,041	22,302	23,235	5,220
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	12.17	9.81	11.48	10.00
Value at end of period	13.24	12.17	9.81	11.48
Number of accumulation units outstanding at end of period	3,133	2,498	1,157	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	11.03	10.22	10.29	10.00
Value at end of period	11.80	11.03	10.22	10.29
Number of accumulation units outstanding at end of period	765,398	806,135	389,810	228,038
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	11.13	10.03	10.39	10.00
Value at end of period	11.99	11.13	10.03	10.39
Number of accumulation units outstanding at end of period	107,850	106,262	39,557	24,327
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	11.20	10.06	10.41	10.00
Value at end of period	12.10	11.20	10.06	10.41
Number of accumulation units outstanding at end of period	117,575	116,135	146,834	16,793
GREAT-WEST CORE BOND FUND
Value at beginning of period	11.14	10.22	10.37	10.00
Value at end of period	12.01	11.14	10.22	10.37
Number of accumulation units outstanding at end of period	277,817	107,015	92,012	23,117
GREAT-WEST EMERGING MARKETS EQUITY FUND
Value at beginning of period	10.00	8.23	10.00
Value at end of period	11.93	10.00	8.23
Number of accumulation units outstanding at end of period	27,242	30,153	3,151
GREAT-WEST GLOBAL BOND FUND
Value at beginning of period	10.52	10.13	10.17	10.00
Value at end of period	11.06	10.52	10.13	10.17
Number of accumulation units outstanding at end of period	49,971	46,975	46,520	5,550
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Value at beginning of period	10.30	10.14	10.02	10.00
Value at end of period	10.31	10.30	10.14	10.02
Number of accumulation units outstanding at end of period	1,672,338	1,125,959	1,041,855	700,622

INVESTMENT DIVISION (0.20)	2020	2019	2018	2017
GREAT-WEST HIGH YIELD BOND FUND
Value at beginning of period	11.65	10.20	10.64	10.00
Value at end of period	12.88	11.65	10.20	10.64
Number of accumulation units outstanding at end of period	13,465	33,035	10,773	3,946
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Value at beginning of period	10.56	9.94	10.00
Value at end of period	11.33	10.56	9.94
Number of accumulation units outstanding at end of period	12,753	4,992	3,899
GREAT-WEST INTERNATIONAL GROWTH FUND
Value at beginning of period	14.03	10.48	12.64	10.00
Value at end of period	17.97	14.03	10.48	12.64
Number of accumulation units outstanding at end of period	6,542	7,576	5,743	5,086
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	12.94	10.69	12.44	10.00
Value at end of period	13.89	12.94	10.69	12.44
Number of accumulation units outstanding at end of period	282,541	271,275	275,712	103,992
GREAT-WEST INTERNATIONAL VALUE FUND
Value at beginning of period	12.96	10.63	12.62	10.00
Value at end of period	14.19	12.96	10.63	12.62
Number of accumulation units outstanding at end of period	82,161	75,624	53,729	22,202
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	10.72	9.17	10.66	10.00
Value at end of period	N/A	10.72	9.16	10.66
Number of accumulation units outstanding at end of period	N/A	2,702	2,378	779
GREAT-WEST LARGE CAP GROWTH FUND
Value at beginning of period	17.62	12.96	12.98	10.00
Value at end of period	24.87	17.62	12.96	12.98
Number of accumulation units outstanding at end of period	115,474	56,983	31,028	0
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	12.16	10.58	11.09	10.00
Value at end of period	13.47	12.16	10.58	11.09
Number of accumulation units outstanding at end of period	10,895	10,895	10,895	10,895
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	12.37	10.64	11.22	10.00
Value at end of period	13.74	12.37	10.64	11.22
Number of accumulation units outstanding at end of period	8,945	8,925	8,909	0
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	12.62	10.72	11.39	10.00
Value at end of period	14.14	12.62	10.72	11.39
Number of accumulation units outstanding at end of period	5,977	5,572	18,438	11,277
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	12.93	10.79	11.59	10.00
Value at end of period	14.53	12.93	10.79	11.59
Number of accumulation units outstanding at end of period	35,109	35,109	33,932	11,161
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	13.24	10.86	11.81	10.00
Value at end of period	14.97	13.24	10.86	11.81
Number of accumulation units outstanding at end of period	2,433	2,433	2,433	2,433
GREAT-WEST LIFETIME 2040 FUND
Value at beginning of period	13.42	10.86	11.93	10.00
Value at end of period	15.22	13.42	10.86	11.93
Number of accumulation units outstanding at end of period	3,994	0	10,748	12,299
GREAT-WEST LIFETIME 2045 FUND
Value at beginning of period	13.52	10.87	12.02	10.00
Value at end of period	15.36	13.52	10.87	12.02

INVESTMENT DIVISION (0.20)	2020	2019	2018	2017
Number of accumulation units outstanding at end of period	29,633	0	0	0
GREAT-WEST LIFETIME 2050 FUND
Value at beginning of period	13.54	10.87	12.03
Value at end of period	15.39	13.54	10.87
Number of accumulation units outstanding at end of period	17,845	18,638	754
GREAT-WEST LIFETIME 2055 FUND
Value at beginning of period	13.51	10.86	12.06	10.00
Value at end of period	15.37	13.51	10.86	12.06
Number of accumulation units outstanding at end of period	63,889	5,373	7,358	0
GREAT-WEST SMALL-CAP VALUE FUND
Value at beginning of period	11.40	9.16	10.95	10.00
Value at end of period	11.74	11.40	9.16	10.95
Number of accumulation units outstanding at end of period	33,313	33,868	33,596	2,813
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	12.29	10.22	11.68	10.00
Value at end of period	12.22	12.29	10.22	11.68
Number of accumulation units outstanding at end of period	5,994	5,427	3,315	2,070
GREAT-WEST MODERATE PROFILE FUND CLASS L
Value at beginning of period	11.75	10.04	10.76	10.00
Value at end of period	13.02	11.75	10.04	10.76
Number of accumulation units outstanding at end of period	605,772	542,981	519,071	33,993
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
Value at beginning of period	11.83	10.08	10.78	10.00
Value at end of period	13.13	11.83	10.08	10.78
Number of accumulation units outstanding at end of period	315,848	295,299	273,716	122,273
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	12.11	10.08	10.93	10.00
Value at end of period	13.5	12.11	10.08	10.93
Number of accumulation units outstanding at end of period	173,693	163,995	140,875	12,863
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	11.42	10.03	10.56	10.00
Value at end of period	12.45	11.42	10.03	10.56
Number of accumulation units outstanding at end of period	192,397	144,805	33,701	30,433
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	11.50	10.07	10.59	10.00
Value at end of period	12.58	11.50	10.07	10.59
Number of accumulation units outstanding at end of period	172,524	210,175	75,965	42,112
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	11.44	10.26	10.61	10.00
Value at end of period	12.45	11.44	10.26	10.61
Number of accumulation units outstanding at end of period	71,378	67,168	48,955	25,534
GREAT-WEST REAL ESTATE INDEX FUND
Value at beginning of period	11.94	9.77	10.29	10.00
Value at end of period	10.53	11.94	9.77	10.29
Number of accumulation units outstanding at end of period	119,329	99,898	70,631	30,919
GREAT-WEST S&P 500® INDEX FUND
Value at beginning of period	14.99	11.48	12.09	10.00
Value at end of period	17.62	14.99	11.48	12.09
Number of accumulation units outstanding at end of period	1,882,589	1,776,254	1,445,926	315,421
GREAT-WEST S&P MID CAP 400® INDEX FUND
Value at beginning of period	12.76	10.19	11.54	10.00
Value at end of period	14.40	12.76	10.19	11.54
Number of accumulation units outstanding at end of period	294,629	407,092	458,158	97,224
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
Value at beginning of period	12.47	10.22	11.25	10.00

INVESTMENT DIVISION (0.20)	2020	2019	2018	2017
Value at end of period	13.81	12.47	10.22	11.25
Number of accumulation units outstanding at end of period	327,024	405,032	454,973	93,448
GREAT-WEST SECURE FOUNDATION BALANCED FUND
Value at beginning of period	12.42	10.60	11.24	10.00
Value at end of period	14.08	12.42	10.60	11.24
Number of accumulation units outstanding at end of period	1,383,738	1,120,481	872,143	79,503
GREAT-WEST SHORT DURATION BOND FUND
Value at beginning of period	10.75	10.22	10.18	10.00
Value at end of period	11.23	10.75	10.22	10.18
Number of accumulation units outstanding at end of period	141,580	152,612	156,539	32,666
GREAT-WEST SMALL CAP GROWTH FUND
Value at beginning of period	14.91	11.74	12.13	10.00
Value at end of period	20.37	14.91	11.74	12.13
Number of accumulation units outstanding at end of period	16,117	34,745	5,232	0
GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND
Value at beginning of period	15.86	12.11	12.42	10.00
Value at end of period	19.64	15.86	12.11	12.42
Number of accumulation units outstanding at end of period	101,580	119,801	38,480	9,552
GREAT-WEST US GOVERNMENT SECURITIES FUND
Value at beginning of period	10.83	10.23	10.20	10.00
Value at end of period	11.45	10.83	10.23	10.20
Number of accumulation units outstanding at end of period	57,499	32,181	28,758	12,298
INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND
Value at beginning of period	11.51	9.01	11.22	10.00
Value at end of period	13.90	11.51	9.01	11.22
Number of accumulation units outstanding at end of period	470	470	470	0
INVESCO OPPENHEIMER MAIN STREET SMALL CAP FUND
Value at beginning of period	12.78	10.15	11.37	10.00
Value at end of period	15.25	12.78	10.15	11.37
Number of accumulation units outstanding at end of period	2,116	878	920	707
INVESCO OPPENHEIMER TOTAL RETURN BOND FUND
Value at beginning of period	10.99	10.08
Value at end of period	12.00	10.99
Number of accumulation units outstanding at end of period	16,057	11,701
INVESCO V.I. GLOBAL REAL ESTATE FUND
Value at beginning of period	12.87	10.52	11.25	10.00
Value at end of period	11.23	12.87	10.52	11.25
Number of accumulation units outstanding at end of period	6,369	17,752	871	443
INVESCO V.I. GROWTH & INCOME FUND
Value at beginning of period	12.23	9.81	11.38	10.00
Value at end of period	12.43	12.23	9.81	11.38
Number of accumulation units outstanding at end of period	7,855	6,360	6,201	5,282
INVESCO V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	13.27	10.36	12.25	10.00
Value at end of period	15.06	13.27	10.36	12.25
Number of accumulation units outstanding at end of period	7,217	9,877	12,734	3,628
INVESCO V.I. SMALL CAP EQUITY FUND
Value at beginning of period	12.10	9.60	11.35	10.00
Value at end of period	15.32	12.10	9.60	11.35
Number of accumulation units outstanding at end of period	0	0	0	0
IVY VIP ENERGY FUND
Value at beginning of period	5.92	5.73	8.72	10.00
Value at end of period	3.73	5.92	5.73	8.72
Number of accumulation units outstanding at end of period	45,258	3,911	3,941	229
JANUS HENDERSON VIT BALANCED PORTFOLIO

INVESTMENT DIVISION (0.20)	2020	2019	2018	2017
Value at beginning of period	14.42	11.82	11.79	10.00
Value at end of period	16.41	14.42	11.82	11.79
Number of accumulation units outstanding at end of period	391,285	420,397	288,197	169,221
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
Value at beginning of period	16.96	12.57	12.68	10.00
Value at end of period	20.17	16.96	12.57	12.68
Number of accumulation units outstanding at end of period	112,836	120,766	36,850	13,572
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
Value at beginning of period	11.08	10.16	10.31	10.00
Value at end of period	12.19	11.08	10.16	10.31
Number of accumulation units outstanding at end of period	29,782	35,444	31,711	8,787
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
Value at beginning of period	11.59	10.17	10.71
Value at end of period	12.17	11.59	10.17
Number of accumulation units outstanding at end of period	25,923	25,923	0
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
Value at beginning of period	10.71	8.63	10.00
Value at end of period	12.11	10.71	8.63
Number of accumulation units outstanding at end of period	0	1,193	1,193
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
Value at beginning of period	17.85	13.57	12.97	10.00
Value at end of period	30.74	17.85	13.57	12.97
Number of accumulation units outstanding at end of period	0	0	0	0
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
Value at beginning of period	14.20	11.04	12.02	10.00
Value at end of period	16.31	14.20	11.04	12.02
Number of accumulation units outstanding at end of period	22,947	45,683	7,135	5,523
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period	10.90	10.00
Value at end of period	12.57	10.90
Number of accumulation units outstanding at end of period	13,760	628
MFS VIT II TECHNOLOGY PORTFOLIO
Value at beginning of period	19.01	14.02	13.84	10.00
Value at end of period	27.78	19.01	14.02	13.84
Number of accumulation units outstanding at end of period	184,554	128,357	51,537	80,770
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
Value at beginning of period	13.15	10.42	11.04	10.00
Value at end of period	13.40	13.15	10.42	11.04
Number of accumulation units outstanding at end of period	87,422	68,781	11,538	0
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
Value at beginning of period	13.87	11.07	11.79	10.00
Value at end of period	16.51	13.87	11.07	11.79
Number of accumulation units outstanding at end of period	0	0	0	0
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
Value at beginning of period	9.69	8.72	10.18	10.00
Value at end of period	9.79	9.69	8.72	10.18
Number of accumulation units outstanding at end of period	55,559	35,097	33,828	2,507
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
Value at beginning of period	11.95	10.57	10.86	10.00
Value at end of period	13.98	11.95	10.57	10.86
Number of accumulation units outstanding at end of period	17,286	12,153	9,981	0
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period	10.48	10.11	10.10	10.00
Value at end of period	10.77	10.48	10.11	10.10
Number of accumulation units outstanding at end of period	89,999	29,213	23,234	12,267

INVESTMENT DIVISION (0.20)	2020	2019	2018	2017
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	10.89	10.08	10.33	10.00
Value at end of period	12.13	10.89	10.08	10.33
Number of accumulation units outstanding at end of period	11,765	11,342	7,375	4,721
PIMCO VIT SHORT TERM PORTFOLIO
Value at beginning of period	10.59	10.33	10.21	10.00
Value at end of period	10.80	10.59	10.33	10.21
Number of accumulation units outstanding at end of period	246,750	252,392	255,745	8,518
PIMCO VIT TOTAL RETURN PORTFOLIO
Value at beginning of period	11.21	10.37	10.46	10.00
Value at end of period	12.14	11.21	10.37	10.46
Number of accumulation units outstanding at end of period	429,956	429,650	305,241	64,768
PUTNAM VT EQUITY INCOME FUND
Value at beginning of period	13.50	10.38	11.36	10.00
Value at end of period	14.26	13.50	10.38	11.36
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Value at beginning of period	12.45	10.65	11.51	10.00
Value at end of period	13.96	12.45	10.65	11.51
Number of accumulation units outstanding at end of period	5,553	5,818	1,463	1,463
PUTNAM VT GLOBAL EQUITY FUND
Value at beginning of period	14.15	11.20	12.81	10.00
Value at end of period	15.54	14.15	11.20	12.81
Number of accumulation units outstanding at end of period	1,250	3	2,181	3
PUTNAM VT GROWTH OPPORTUNITIES FUND
Value at beginning of period	18.22	13.35	13.06	10.00
Value at end of period	25.22	18.22	13.35	13.06
Number of accumulation units outstanding at end of period	103,748	33,095	28,214	6,338
PUTNAM VT INCOME FUND
Value at beginning of period	11.77	10.54	10.54	10.00
Value at end of period	12.42	11.77	10.54	10.54
Number of accumulation units outstanding at end of period	52,103	41,237	14,369	6,189
PUTNAM VT INTERNATIONAL EQUITY FUND
Value at beginning of period	12.74	10.20	12.63	10.00
Value at end of period	14.25	12.74	10.20	12.63
Number of accumulation units outstanding at end of period	3,129	2,232	0	0
PUTNAM VT EMERGING MARKETS EQUITY FUND
Value at beginning of period	13.64	10.94	13.48	10.00
Value at end of period	17.42	13.64	10.94	13.48
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT INTERNATIONAL VALUE FUND
Value at beginning of period	12.28	10.23	12.44	10.00
Value at end of period	12.73	12.28	10.23	12.44
Number of accumulation units outstanding at end of period	0	0	0	8
PUTNAM VT MORTGAGE SECURITIES FUND
Value at beginning of period	11.37	10.06	10.18	10.00
Value at end of period	11.17	11.37	10.06	10.18
Number of accumulation units outstanding at end of period	6,755	3,802	2,234	2,234
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
Value at beginning of period	10.38	9.82	10.68	10.00
Value at end of period	9.59	10.38	9.82	10.68
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT MULTI-CAP CORE FUND
Value at beginning of period	14.85	11.30	12.26	10.00
Value at end of period	17.39	14.85	11.30	12.26

INVESTMENT DIVISION (0.20)	2020	2019	2018	2017
Number of accumulation units outstanding at end of period	4,255	4,255	3,095	1,958
PUTNAM VT RESEARCH FUND
Value at beginning of period	15.57	11.71	12.31	10.00
Value at end of period	18.63	15.57	11.71	12.31
Number of accumulation units outstanding at end of period	6,108	5,994	6,207	0
PUTNAM VT SMALL CAP GROWTH FUND
Value at beginning of period	12.71	9.26	10.77	10.00
Value at end of period	18.81	12.71	9.26	10.77
Number of accumulation units outstanding at end of period	1,167	3,533	3,533	2,342
PUTNAM VT SMALL CAP VALUE FUND
Value at beginning of period	10.67	8.60	10.77	10.00
Value at end of period	11.07	10.67	8.60	10.77
Number of accumulation units outstanding at end of period	6,461	6,308	4,028	780
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Value at beginning of period	17.78	13.75	13.56	10.00
Value at end of period	23.77	17.78	13.75	13.56
Number of accumulation units outstanding at end of period	351,120	259,249	196,974	88,725
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Value at beginning of period	16.42	12.79	12.71	10.00
Value at end of period	21.18	16.42	12.79	12.71
Number of accumulation units outstanding at end of period	64,838	54,107	61,406	30,255
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
Value at beginning of period	7.78	6.99	9.78	10.00
Value at end of period	9.23	7.78	6.99	9.78
Number of accumulation units outstanding at end of period	12,109	6,271	5,414	3,492

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
Value at beginning of period	9.56	7.97	9.88	10.00
Value at end of period	7.13	9.56	7.97	9.88
Number of accumulation units outstanding at end of period	704	704	1,607	1,081
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
Value at beginning of period	15.10	10.84	12.45	10.00
Value at end of period	16.43	15.10	10.84	12.45
Number of accumulation units outstanding at end of period	969	969	1,651	1,147
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
Value at beginning of period	10.84	9.99	10.33	10.00
Value at end of period	11.83	10.84	9.99	10.33
Number of accumulation units outstanding at end of period	1,141	0	0	0
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
Value at beginning of period	12.37	9.62	11.10	10.00
Value at end of period	12.45	12.37	9.62	11.10
Number of accumulation units outstanding at end of period	13,957	14,454	7,010	5,822
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
Value at beginning of period	12.35	9.77	10.81	10.00
Value at end of period	12.41	12.35	9.77	10.81
Number of accumulation units outstanding at end of period	15,014	5,148	5,196	3,490
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
Value at beginning of period	11.30	9.37	10.00
Value at end of period	12.20	11.30	9.37
Number of accumulation units outstanding at end of period	22,631	0	0
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
Value at beginning of period	13.37	10.27	11.44	10.00
Value at end of period	14.45	13.37	10.27	11.44

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017
Number of accumulation units outstanding at end of period	12,617	24,030	13,507	6,592
AMERICAN FUNDS IS GROWTH FUND
Value at beginning of period	12.30	9.47	10.00
Value at end of period	18.58	12.30	9.47
Number of accumulation units outstanding at end of period	6,422	902	0
AMERICAN FUNDS IS GROWTH-INCOME FUND
Value at beginning of period	11.89	9.49	10.00
Value at end of period	13.41	11.89	9.49
Number of accumulation units outstanding at end of period	11,452	0	0
AMERICAN FUNDS IS INTERNATIONAL FUND
Value at beginning of period	13.84	11.33	13.14	10.00
Value at end of period	15.67	13.84	11.33	13.14
Number of accumulation units outstanding at end of period	6,012	6,097	6,061	3,241
AMERICAN FUNDS IS NEW WORLD FUND
Value at beginning of period	14.09	10.98	12.85	10.00
Value at end of period	17.30	14.09	10.98	12.85
Number of accumulation units outstanding at end of period	9,716	13,965	8,029	928
BLACKROCK GLOBAL ALLOCATION VI FUND
Value at beginning of period	12.23	10.43	11.33	10.00
Value at end of period	14.7	12.23	10.43	11.33
Number of accumulation units outstanding at end of period	47,446	39,883	36,864	33,837
BLACKROCK HIGH YIELD VI FUND
Value at beginning of period	11.80	10.32	10.67	10.00
Value at end of period	12.58	11.80	10.32	10.67
Number of accumulation units outstanding at end of period	8,484	7,511	8,588	5,343
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	14.92	11.36	11.44	10.00
Value at end of period	19.39	14.92	11.36	11.44
Number of accumulation units outstanding at end of period	17,534	6,448	6,749	935
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	12.34	9.34	10.75	10.00
Value at end of period	14.15	12.34	9.34	10.75
Number of accumulation units outstanding at end of period	34,586	35,143	41,100	756
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	15.99	12.69	12.34	10.00
Value at end of period	22.76	15.99	12.69	12.34
Number of accumulation units outstanding at end of period	23,128	17,946	18,908	1,090
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
Value at beginning of period	10.93	9.96	10.00
Value at end of period	11.61	10.93	9.96
Number of accumulation units outstanding at end of period	13,789	4,935	0
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	14.22	11.68	13.97	10.00
Value at end of period	17.66	14.22	11.68	13.97
Number of accumulation units outstanding at end of period	8,980	6,176	5,138	1,501
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
Value at beginning of period	11.79	9.95	12.17	10.00
Value at end of period	N/A	11.79	9.95	12.17
Number of accumulation units outstanding at end of period	N/A	0	0	0
DELAWARE VIP REIT SERIES
Value at beginning of period	11.71	9.29	10.09	10.00
Value at end of period	10.42	11.71	9.29	10.09
Number of accumulation units outstanding at end of period	0	0	0	0
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	11.71	9.21	11.13	10.00

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017
Value at end of period	11.41	11.71	9.21	11.13
Number of accumulation units outstanding at end of period	2,740	2,740	2,740	0
DWS CAPITAL GROWTH VIP
Value at beginning of period	16.71	12.26	12.55	10.00
Value at end of period	23.08	16.71	12.26	12.55
Number of accumulation units outstanding at end of period	0	0	0	0
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.34	9.40	11.91	10.00
Value at end of period	13.21	11.34	9.40	11.91
Number of accumulation units outstanding at end of period	0	0	0	0
EATON VANCE VT FLOATING-RATE INCOME FUND
Value at beginning of period	10.94	10.25	10.30	10.00
Value at end of period	11.11	10.94	10.25	10.30
Number of accumulation units outstanding at end of period	14,406	10,736	5,816	730
FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period	11.22	9.87	10.26	10.00
Value at end of period	11.78	11.22	9.87	10.26
Number of accumulation units outstanding at end of period	17,951	10,884	2,428	364
FIDELITY VIP BALANCED PORTFOLIO
Value at beginning of period	12.78	10.34	10.86	10.00
Value at end of period	15.55	12.78	10.34	10.86
Number of accumulation units outstanding at end of period	475,152	155,391	95,593	23,262
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	13.49	10.19	11.75	10.00
Value at end of period	16.38	13.49	10.19	11.75
Number of accumulation units outstanding at end of period	13,631	3,628	2,847	0
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
Value at beginning of period	12.40	10.31	10.89
Value at end of period	13.31	12.40	10.31
Number of accumulation units outstanding at end of period	0	0	0
FRANKLIN INCOME VIP FUND
Value at beginning of period	12.01	10.39	10.91	10.00
Value at end of period	12.03	12.01	10.39	10.91
Number of accumulation units outstanding at end of period	22,611	14,318	15,988	12,178
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
Value at beginning of period	10.48	9.69	10.47	10.00
Value at end of period	11.13	10.48	9.69	10.47
Number of accumulation units outstanding at end of period	994	994	957	0
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
Value at beginning of period	14.31	11.50	12.33	10.00
Value at end of period	16.72	14.31	11.50	12.33
Number of accumulation units outstanding at end of period	1,788	4,917	4,932	0
GREAT-WEST AGGRESSIVE PROFILE FUND
Value at beginning of period	12.61	10.04	11.25	10.00
Value at end of period	14.06	12.61	10.04	11.25
Number of accumulation units outstanding at end of period	7,519	0	0	0
GREAT-WEST ARIEL MID CAP VALUE FUND
Value at beginning of period	12.09	9.77	11.46	10.00
Value at end of period	13.14	12.09	9.77	11.46
Number of accumulation units outstanding at end of period	8,698	9,832	4,043	0
GREAT-WEST BOND INDEX FUND
Value at beginning of period	10.96	10.18	10.26	10.00
Value at end of period	11.70	10.96	10.18	10.26
Number of accumulation units outstanding at end of period	90,241	85,820	76,065	27,352
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017
Value at beginning of period	11.07	10.00	10.38	10.00
Value at end of period	11.90	11.07	10.00	10.38
Number of accumulation units outstanding at end of period	7,537	8,117	8,212	0
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	11.14	10.03	10.40	10.00
Value at end of period	12.01	11.14	10.03	10.40
Number of accumulation units outstanding at end of period	34,140	51,433	51,433	30,193
GREAT-WEST CORE BOND FUND
Value at beginning of period	11.08	10.18	10.35	10.00
Value at end of period	11.92	11.08	10.18	10.35
Number of accumulation units outstanding at end of period	35,339	35,461	0	0
GREAT-WEST EMERGING MARKETS EQUITY FUND
Value at beginning of period	9.97	8.22	10.00
Value at end of period	11.87	9.97	8.22
Number of accumulation units outstanding at end of period	6,091	6,785	5,648
GREAT-WEST GLOBAL BOND FUND
Value at beginning of period	10.46	10.09	10.15	10.00
Value at end of period	10.97	10.46	10.09	10.15
Number of accumulation units outstanding at end of period	30,976	11,924	11,965	0
GREAT-WEST GOVERNMENT MONEY MARKET FUND
Value at beginning of period	10.24	10.10	10.00	10.00
Value at end of period	10.22	10.24	10.10	10.00
Number of accumulation units outstanding at end of period	446,093	311,804	362,290	81,984
GREAT-WEST HIGH YIELD BOND FUND
Value at beginning of period	11.58	10.16	10.62	10.00
Value at end of period	12.78	11.58	10.16	10.62
Number of accumulation units outstanding at end of period	1,412	0	0	0
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Value at beginning of period	10.52	9.93	10.00
Value at end of period	11.27	10.52	9.93
Number of accumulation units outstanding at end of period	421	421	421
GREAT-WEST INTERNATIONAL GROWTH FUND
Value at beginning of period	13.94	10.44	12.61	10.00
Value at end of period	17.83	13.94	10.44	12.61
Number of accumulation units outstanding at end of period	0	0	1,168	1,074
GREAT-WEST INTERNATIONAL INDEX FUND
Value at beginning of period	12.86	10.65	12.41	10.00
Value at end of period	13.78	12.86	10.65	12.41
Number of accumulation units outstanding at end of period	61,703	62,207	56,711	4,465
GREAT-WEST INTERNATIONAL VALUE FUND
Value at beginning of period	12.88	10.59	12.60	10.00
Value at end of period	14.07	12.88	10.59	12.60
Number of accumulation units outstanding at end of period	19,397	16,657	14,303	8,687
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Value at beginning of period	10.66	9.13	10.64	10.00
Value at end of period	N/A	10.66	9.13	10.64
Number of accumulation units outstanding at end of period	N/A	0	0	0
GREAT-WEST LARGE CAP GROWTH FUND
Value at beginning of period	17.51	12.91	12.95	10.00
Value at end of period	24.67	17.51	12.91	12.95
Number of accumulation units outstanding at end of period	12,460	4,899	4,856	824
GREAT-WEST LARGE CAP VALUE FUND
Value at beginning of period	10.67	10.00
Value at end of period	11.03	10.67
Number of accumulation units outstanding at end of period	18,581	6,214

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017
GREAT-WEST LIFETIME 2015 FUND
Value at beginning of period	12.09	10.54	11.07	10.00
Value at end of period	13.36	12.09	10.54	11.07
Number of accumulation units outstanding at end of period	39,334	42,863	42,972	42,972
GREAT-WEST LIFETIME 2020 FUND
Value at beginning of period	12.30	10.60	11.20	10.00
Value at end of period	13.63	12.30	10.60	11.20
Number of accumulation units outstanding at end of period	73,627	73,738	73,738	73,738
GREAT-WEST LIFETIME 2025 FUND
Value at beginning of period	12.55	10.67	11.37	10.00
Value at end of period	14.02	12.55	10.67	11.37
Number of accumulation units outstanding at end of period	19,379	11,456	12,445	12,445
GREAT-WEST LIFETIME 2030 FUND
Value at beginning of period	12.85	10.75	11.57	10.00
Value at end of period	14.41	12.85	10.75	11.57
Number of accumulation units outstanding at end of period	0	0	0	0
GREAT-WEST LIFETIME 2035 FUND
Value at beginning of period	13.16	10.82	11.79	10.00
Value at end of period	14.85	13.16	10.82	11.79
Number of accumulation units outstanding at end of period	0	0	0	0
GREAT-WEST LIFETIME 2040 FUND
Value at beginning of period	13.34	10.82	11.91	10.00
Value at end of period	15.10	13.34	10.82	11.91
Number of accumulation units outstanding at end of period	0	0	0	0
GREAT-WEST LIFETIME 2045 FUND
Value at beginning of period	13.44	10.83	11.99	10.00
Value at end of period	15.24	13.44	10.83	11.99
Number of accumulation units outstanding at end of period	0	0	0	0
GREAT-WEST LIFETIME 2050 FUND
Value at beginning of period	13.45	10.82	12.01
Value at end of period	15.27	13.45	10.82
Number of accumulation units outstanding at end of period	0	0	0
GREAT-WEST LIFETIME 2055 FUND
Value at beginning of period	13.43	10.82	12.03	10.00
Value at end of period	15.25	13.43	10.82	12.03
Number of accumulation units outstanding at end of period	3,950	3,950	12,962	12,934
GREAT-WEST SMALL-CAP VALUE FUND
Value at beginning of period	11.33	9.12	10.93	10.00
Value at end of period	11.64	11.33	9.12	10.93
Number of accumulation units outstanding at end of period	44,726	36,887	41,967	4,120
GREAT-WEST MID CAP VALUE FUND
Value at beginning of period	12.21	10.18	11.65	10.00
Value at end of period	12.12	12.21	10.18	11.65
Number of accumulation units outstanding at end of period	2,566	2,399	2,497	0
GREAT-WEST MODERATE PROFILE FUND CLASS L
Value at beginning of period	11.69	10.01	10.74	10.00
Value at end of period	12.92	11.69	10.01	10.74
Number of accumulation units outstanding at end of period	66,034	68,256	23,175	0
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
Value at beginning of period	11.76	10.05	10.77	10.00
Value at end of period	13.03	11.76	10.05	10.77
Number of accumulation units outstanding at end of period	151,616	145,742	164,966	110,609
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Value at beginning of period	12.04	10.05	10.92	10.00
Value at end of period	13.40	12.04	10.05	10.92

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017
Number of accumulation units outstanding at end of period	20,630	20,589	88,051	0
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
Value at beginning of period	11.36	10.00	10.55	10.00
Value at end of period	12.35	11.36	10.00	10.55
Number of accumulation units outstanding at end of period	10,734	11,414	11,515	0
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
Value at beginning of period	11.44	10.04	10.58	10.00
Value at end of period	12.49	11.44	10.04	10.58
Number of accumulation units outstanding at end of period	93,321	49,074	49,186	46,038
GREAT-WEST MULTI-SECTOR BOND FUND
Value at beginning of period	11.37	10.22	10.58	10.00
Value at end of period	12.35	11.37	10.22	10.58
Number of accumulation units outstanding at end of period	30,648	34,058	35,209	33,271
GREAT-WEST REAL ESTATE INDEX FUND
Value at beginning of period	11.86	9.73	10.27	10.00
Value at end of period	10.45	11.86	9.73	10.27
Number of accumulation units outstanding at end of period	24,540	13,572	14,068	4,284
GREAT-WEST S&P 500® INDEX FUND
Value at beginning of period	14.90	11.43	12.07	10.00
Value at end of period	17.48	14.90	11.43	12.07
Number of accumulation units outstanding at end of period	334,239	349,526	268,636	138,147
GREAT-WEST S&P MID CAP 400® INDEX FUND
Value at beginning of period	12.68	10.15	11.52	10.00
Value at end of period	14.28	12.68	10.15	11.52
Number of accumulation units outstanding at end of period	94,529	85,486	87,797	58,754
GREAT-WEST S&P SMALLCAP 600® INDEX FUND
Value at beginning of period	12.40	10.18	11.23	10.00
Value at end of period	13.70	12.40	10.18	11.23
Number of accumulation units outstanding at end of period	124,751	123,961	178,156	143,890
GREAT-WEST SECUREFOUNDATION BALANCED FUND
Value at beginning of period	12.35	10.56	11.22	10.00
Value at end of period	13.97	12.35	10.56	11.22
Number of accumulation units outstanding at end of period	203,218	179,337	208,316	0
GREAT-WEST SHORT DURATION BOND FUND
Value at beginning of period	10.69	10.18	10.16	10.00
Value at end of period	11.14	10.69	10.18	10.16
Number of accumulation units outstanding at end of period	65,088	48,299	42,032	22,737
GREAT-WEST SMALL CAP GROWTH FUND
Value at beginning of period	14.82	11.69	12.10	10.00
Value at end of period	20.21	14.82	11.69	12.10
Number of accumulation units outstanding at end of period	0	0	0	0
GREAT-WEST T ROWE PRICE MIDCAP GROWTH FUND
Value at beginning of period	15.77	12.06	12.39	10.00
Value at end of period	19.49	15.77	12.06	12.39
Number of accumulation units outstanding at end of period	54,419	57,804	51,564	31,807
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Value at beginning of period	10.77	10.19	10.18	10.00
Value at end of period	11.35	10.77	10.19	10.18
Number of accumulation units outstanding at end of period	8,562	8,562	8,562	8,562
INVESCO OPPENHEIMER INTERNATIONAL GROWTH FUND
Value at beginning of period	11.45	8.98	11.21	10.00
Value at end of period	13.80	11.45	8.98	11.21
Number of accumulation units outstanding at end of period	2,673	2,673	2,673	2,247
INVESCO OPPENHEIMER MAIN STREET SMALL CAP FUND
Value at beginning of period	12.70	10.11	11.35	10.00

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017
Value at end of period	15.13	12.70	10.11	11.35
Number of accumulation units outstanding at end of period	4,187	4,097	3,998	530
INVESCO OPPENHEIMER TOTAL RETURN BOND FUND
Value at beginning of period	10.93	10.05
Value at end of period	11.91	10.93
Number of accumulation units outstanding at end of period	0	0
INVESCO V.I. GLOBAL REAL ESTATE FUND
Value at beginning of period	12.79	10.47	11.23	10.00
Value at end of period	11.14	12.79	10.47	11.23
Number of accumulation units outstanding at end of period	6,530	8,185	798	212
INVESCO V.I. GROWTH & INCOME FUND
Value at beginning of period	12.16	9.78	11.36	10.00
Value at end of period	12.33	12.16	9.78	11.36
Number of accumulation units outstanding at end of period	6,585	16,274	17,383	18,681
INVESCO V.I. INTERNATIONAL GROWTH FUND
Value at beginning of period	13.19	10.32	12.22	10.00
Value at end of period	14.94	13.19	10.32	12.22
Number of accumulation units outstanding at end of period	0	0	0	0
INVESCO V.I. SMALL CAP EQUITY FUND
Value at beginning of period	12.03	9.56	11.33	10.00
Value at end of period	15.20	12.03	9.56	11.33
Number of accumulation units outstanding at end of period	0	0	0	0
IVY VIP ENERGY FUND
Value at beginning of period	5.88	5.71	8.70	10.00
Value at end of period	3.70	5.88	5.71	8.70
Number of accumulation units outstanding at end of period	9,233	5,380	4,690	664
JANUS HENDERSON VIT BALANCED PORTFOLIO
Value at beginning of period	14.33	11.77	11.77	10.00
Value at end of period	16.28	14.33	11.77	11.77
Number of accumulation units outstanding at end of period	18,159	29,412	18,859	0
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
Value at beginning of period	16.86	12.52	12.66	10.00
Value at end of period	20.01	16.86	12.52	12.66
Number of accumulation units outstanding at end of period	42,426	31,208	32,459	30,812
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
Value at beginning of period	11.02	10.12	10.29	10.00
Value at end of period	12.10	11.02	10.12	10.29
Number of accumulation units outstanding at end of period	0	0	0	0
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
Value at beginning of period	11.53	10.13	10.70
Value at end of period	12.08	11.53	10.13
Number of accumulation units outstanding at end of period	0	0	0
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
Value at beginning of period	10.67	8.62	10.00
Value at end of period	12.04	10.67	8.62
Number of accumulation units outstanding at end of period	0	9,362	0
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
Value at beginning of period	17.74	13.52	12.94	10.00
Value at end of period	30.50	17.74	13.52	12.94
Number of accumulation units outstanding at end of period	0	0	0	0
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
Value at beginning of period	14.11	11.00	12.00	10.00
Value at end of period	16.18	14.11	11.00	12.00
Number of accumulation units outstanding at end of period	11,507	3,676	3,708	842
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017
Value at beginning of period	10.89	10.00	13.81	10.00
Value at end of period	12.52	10.89	13.96	13.81
Number of accumulation units outstanding at end of period	0	9,164	2,071	1,156
MFS VIT II TECHNOLOGY PORTFOLIO
Value at beginning of period	18.90	13.96	13.81	10.00
Value at end of period	27.56	18.90	13.96	13.81
Number of accumulation units outstanding at end of period	1,819	1,029	2,071	1,156
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
Value at beginning of period	13.08	10.39	11.02	10.00
Value at end of period	13.30	13.08	10.39	11.02
Number of accumulation units outstanding at end of period	17,835	1,549	1,548	457
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
Value at beginning of period	13.79	11.02	11.76	10.00
Value at end of period	16.38	13.79	11.02	11.76
Number of accumulation units outstanding at end of period	0	0	0	0
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
Value at beginning of period	9.63	8.69	10.16	10.00
Value at end of period	9.71	9.63	8.69	10.16
Number of accumulation units outstanding at end of period	1,690	1,524	0	0
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
Value at beginning of period	11.88	10.53	10.84	10.00
Value at end of period	13.87	11.88	10.53	10.84
Number of accumulation units outstanding at end of period	754	1,097	0	0
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period	10.42	10.07	10.08	10.00
Value at end of period	10.68	10.42	10.07	10.08
Number of accumulation units outstanding at end of period	3,423	3,423	3,423	0
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	10.83	10.04	10.31	10.00
Value at end of period	12.04	10.83	10.04	10.31
Number of accumulation units outstanding at end of period	1,306	2,100	2,110	0
PIMCO VIT SHORT TERM PORTFOLIO
Value at beginning of period	10.53	10.29	10.19	10.00
Value at end of period	10.71	10.53	10.29	10.19
Number of accumulation units outstanding at end of period	41,205	34,964	8,053	6,476
PIMCO VIT TOTAL RETURN PORTFOLIO
Value at beginning of period	11.14	10.33	10.44	10.00
Value at end of period	12.04	11.14	10.33	10.44
Number of accumulation units outstanding at end of period	126,417	95,793	103,277	1,507
PUTNAM VT EQUITY INCOME FUND
Value at beginning of period	13.43	10.34	11.35	10.00
Value at end of period	14.15	13.43	10.34	11.35
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Value at beginning of period	12.38	10.61	11.49	10.00
Value at end of period	13.85	12.38	10.61	11.49
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT GLOBAL EQUITY FUND
Value at beginning of period	14.06	11.15	12.79	10.00
Value at end of period	15.42	14.06	11.15	12.79
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT GROWTH OPPORTUNITIES FUND
Value at beginning of period	18.11	13.29	13.04	10.00
Value at end of period	25.02	18.11	13.29	13.04
Number of accumulation units outstanding at end of period	31,941	22,530	22,755	0

INVESTMENT DIVISION (0.40)	2020	2019	2018	2017
PUTNAM VT INCOME FUND
Value at beginning of period	11.70	10.50	10.52	10.00
Value at end of period	12.32	11.70	10.50	10.52
Number of accumulation units outstanding at end of period	33,530	10,182	10,853	0
PUTNAM VT INTERNATIONAL EQUITY FUND
Value at beginning of period	12.66	10.16	12.61	10.00
Value at end of period	14.14	12.66	10.16	12.61
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT EMERGING MARKETS EQUITY FUND
Value at beginning of period	13.56	10.90	13.45	10.00
Value at end of period	17.28	13.56	10.90	13.45
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT INTERNATIONAL VALUE FUND
Value at beginning of period	12.20	10.19	12.42	10.00
Value at end of period	12.63	12.20	10.19	12.42
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT MORTGAGE SECURITIES FUND
Value at beginning of period	11.30	10.02	10.16	10.00
Value at end of period	11.08	11.30	10.02	10.16
Number of accumulation units outstanding at end of period	0	9,966	12,040	12,963
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
Value at beginning of period	10.32	9.78	10.66	10.00
Value at end of period	9.52	10.32	9.78	10.66
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT MULTI-CAP CORE FUND
Value at beginning of period	14.76	11.26	12.24	10.00
Value at end of period	17.25	14.76	11.26	12.24
Number of accumulation units outstanding at end of period	6,557	6,722	6,921	0
PUTNAM VT RESEARCH FUND
Value at beginning of period	15.47	11.66	12.29	10.00
Value at end of period	18.48	15.47	11.66	12.29
Number of accumulation units outstanding at end of period	496	496	496	491
PUTNAM VT SMALL CAP GROWTH FUND
Value at beginning of period	12.63	9.23	10.75	10.00
Value at end of period	18.66	12.63	9.23	10.75
Number of accumulation units outstanding at end of period	0	0	0	0
PUTNAM VT SMALL CAP VALUE FUND
Value at beginning of period	10.60	9.57	10.74	10.00
Value at end of period	10.98	10.60	8.57	10.74
Number of accumulation units outstanding at end of period	14,671	2,816	3,657	762
T. ROWE PRICE VIP BLUE CHIP GROWTH PORTFOLIO
Value at beginning of period	17.68	13.70	13.53	10.00
Value at end of period	23.58	17.68	13.70	13.53
Number of accumulation units outstanding at end of period	139,947	139,038	130,762	66,504
T. ROWE PRICE VIP HEALTH SCIENCES PORTFOLIO
Value at beginning of period	16.32	12.74	12.68	10.00
Value at end of period	21.01	16.32	12.74	12.68
Number of accumulation units outstanding at end of period	13,869	9,461	3,953	2,062
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
Value at beginning of period	7.73	6.96	9.76	10.00
Value at end of period	9.15	7.73	6.96	9.76
Number of accumulation units outstanding at end of period	5,162	5,554	5,018	0

INVESTMENT DIVISION (0.55)	2020	2019	2018	2017
DIMENSIONAL DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
Value at beginning of period	11.74	10.00
Value at end of period	12.99	11.74
Number of accumulation units outstanding at end of period	21,913	5,743
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
Value at beginning of period	12.50	10.00
Value at end of period	13.94	12.50
Number of accumulation units outstanding at end of period	44,250	44,962
DIMENSIONAL VA GLOBAL BOND PORTFOLIO
Value at beginning of period	10.35	10.00
Value at end of period	10.45	10.35
Number of accumulation units outstanding at end of period	6,778	6,875
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
Value at beginning of period	10.28	8.34	10.45
Value at end of period	11.18	10.28	8.34
Number of accumulation units outstanding at end of period	50,511	53,947	62,861
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	9.99	8.67	10.52
Value at end of period	9.76	9.99	8.67
Number of accumulation units outstanding at end of period	63,384	64,783	58,413
DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO
Value at beginning of period	10.20	10.00
Value at end of period	10.20	10.20
Number of accumulation units outstanding at end of period	2,185	2,316
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
Value at beginning of period	11.76	9.40	10.76
Value at end of period	11.54	11.76	9.40
Number of accumulation units outstanding at end of period	122,918	100,934	85,403
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
Value at beginning of period	10.63	8.72	10.43
Value at end of period	10.99	10.63	8.72
Number of accumulation units outstanding at end of period	50,487	45,177	34,356

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017
DIMENSIONAL DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
Value at beginning of period	11.72	10.00
Value at end of period	12.94	11.72
Number of accumulation units outstanding at end of period	0	0
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
Value at beginning of period	12.47	10.00
Value at end of period	13.88	12.47
Number of accumulation units outstanding at end of period	0	0
DIMENSIONAL VA GLOBAL BOND PORTFOLIO
Value at beginning of period	10.33	10.00
Value at end of period	10.40	10.33
Number of accumulation units outstanding at end of period	429	12,567
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
Value at beginning of period	10.23	8.32	10.45
Value at end of period	11.11	10.23	8.32
Number of accumulation units outstanding at end of period	2,692	3,916	112
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	9.95	8.65	10.51
Value at end of period	9.70	9.95	8.65
Number of accumulation units outstanding at end of period	0	0	108

INVESTMENT DIVISION (0.75)	2020	2019	2018	2017
DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO
Value at beginning of period	10.18	10.00
Value at end of period	10.16	10.18
Number of accumulation units outstanding at end of period	1,399	2,036
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
Value at beginning of period	11.71	9.38	10.76
Value at end of period	11.46	11.71	9.38
Number of accumulation units outstanding at end of period	54,208	53,010	64,494
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
Value at beginning of period	10.58	8.70	10.42
Value at end of period	10.92	10.58	8.70
Number of accumulation units outstanding at end of period	0	1,068	0

Appendix B - State Variations To The Contract, GLWB Riders, and Endorsements
The following chart discloses all material state variations to the Contract and GLWB Riders, as well as state variations to the Right to Cancel provisions:
STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER
CA
RIGHT TO CANCEL

(If Contract Owner is
age 60 years or over):

This policy may be
returned within 30 days
from the date you received
it. During that 30-day
period, your money will
be placed in a fixed
account or money-market
fund, unless you direct
that the premium be
invested in a stock or
bond portfolio underlying
the policy during the 30-
day period. If you do not
direct that the premium
be invested in a stock or
bond portfolio, and if you
return the policy within
the 30-day period, you will
be entitled to a refund of
the premium and any
policy fee paid. If you
direct that the premium
be invested in a stock or
bond portfolio during the
30-day period, and if you
return the policy during
that period, you will be
entitled to a refund of the
policy’s account value on
the day the policy is
received by the insurance
company or agent who
sold you this policy, which
could be less than the
premium you paid for the
policy, plus any policy fee
paid.

RIGHT TO CANCEL

(If Owner is not
age 60 years or over):

You have a 10 day right to
cancel. If the Contract is

SECTION 9:
ASSIGNMENT

In the event of an
assignment or change of
ownership, payments will
continue to be made to the
subsequent Owner based on
the life of the original
Covered Person.

SECTION 10: RIDER
TERMINATION

(Provisions requiring Rider
termination at the
Annuitant’s 99th birthday
have been deleted.)

(Provisions requiring Rider
termination upon a change
of ownership have been
deleted.)

SECTION 9:
ASSIGNMENT

In the event of an
assignment or change of
ownership, payments will
continue to be made to the
subsequent Owner based on
the life of the original
Covered Person.

SECTION 10: RIDER
TERMINATION

(Provisions requiring Rider
termination at the
Annuitant’s 99th birthday
have been deleted.)

(Provisions requiring Rider
termination upon a change
of ownership have been
deleted.)

SECTION 9:
ASSIGNMENT

In the event of an
assignment or change of
ownership, payments will
continue to be made to the
subsequent Owner based on
the life of the original
Covered Person.

SECTION 10: RIDER
TERMINATION

(Provisions requiring Rider
termination at the
Annuitant’s 99th birthday
have been deleted.)

(Provisions requiring Rider
termination upon a change
of ownership have been
deleted.)

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER

issued as a replacement of
existing life insurance or
annuity coverage, the
right to cancel period is
extended to 30 days from
the date of receiving it. If
you are not satisfied with
the Contract, return it to
the Retirement Resource
Operations Center or an
agent of the Company.
The Contract will be void
from the start, and the
Company will refund the
Annuity Account Value
plus any charges and fees.
The amount returned
during the right to cancel
period will not be subject
to a Withdrawal Charge.

CT (State Variation Only Applicable to Contracts Issued Before 12/4/2017)	2.03 ASSIGNMENT (Provisions restricting assignment of the GLWB Riders have been deleted.)
SECTION 9:
ASSIGNMENT

In the event of an
assignment or change of
ownership, payments will
continue to be made to the
subsequent Owner based on
the life of the original
Covered Person.

SECTION 10: RIDER
TERMINATION

(Provisions requiring Rider
termination at the
Annuitant’s 99th birthday
have been deleted.)

(Provisions requiring Rider
termination upon a change
of ownership have been
deleted.)

SECTION 9:
ASSIGNMENT

In the event of an
assignment or change of
ownership, payments will
continue to be made to the
subsequent Owner based on
the life of the original
Covered Person.

SECTION 10: RIDER
TERMINATION

(Provisions requiring Rider
termination at the
Annuitant’s 99th birthday
have been deleted.)

(Provisions requiring Rider
termination upon a change
of ownership have been
deleted.)

SECTION 9:
ASSIGNMENT

In the event of an
assignment or change of
ownership, payments will
continue to be made to the
subsequent Owner based on
the life of the original
Covered Person.

SECTION 10: RIDER
TERMINATION

(Provisions requiring Rider
termination at the
Annuitant’s 99th birthday
have been deleted.)

(Provisions requiring Rider
termination upon a change
of ownership have been
deleted.)

FL		SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.	SECTION 9: ASSIGNMENT In the event of an assignment or change of ownership, payments will continue to be made to the subsequent Owner based on the life of the original Covered Person.

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER

SECTION 10: RIDER
TERMINATION

(Provisions requiring Rider
termination at the
Annuitant’s 99th birthday
have been deleted.)

(Provisions requiring Rider
termination upon a change
of ownership have been
deleted.)

SECTION 10: RIDER
TERMINATION

(Provisions requiring Rider
termination at the
Annuitant’s 99th birthday
have been deleted.)

(Provisions requiring Rider
termination upon a change
of ownership have been
deleted.)

SECTION 10: RIDER
TERMINATION

(Provisions requiring Rider
termination at the
Annuitant’s 99th birthday
have been deleted.)

(Provisions requiring Rider
termination upon a change
of ownership have been
deleted.)

MT
6.02 DEATH BENEFIT

The death benefit will be
the return of the Annuity
Account Value as of the
date the Request for
payment is received less
Premium Tax. When this
Contract becomes a claim,
settlement will be made
within 60 days of receipt of
due proof of death. If
settlement is made after the
first 30 days, the settlement
shall include interest earned
from the 30th day until the
date of settlement. Interest
will be paid at a rate no less
than required by Montana
law.

8.07 CONFORMITY
WITH MONTANA
STATUTES

The provisions of this
Contract conform to the
minimum requirements of
Montana law and control
over any conflicting statutes
of any state in which the
insured resides on or after
the effective date of this
Contract.

ND	Front Cover If the Contract is issued as a replacement of existing life insurance or annuity coverage, the right to cancel period is extended to 30 days from the date of

STATE	CONTRACT	SIF GLWB RIDER	SIM GLWB RIDER	SIP GLWB RIDER

receiving it.

RIGHT TO CANCEL

There is a 20 day right to
cancel. If you are not
satisfied with the
Contract, return it to the
Retirement Resource
Operations Center or an
agent of the Company.
The Contract will be void
from the start, and the
Company will refund the
Annuity Account Value
plus any charges and fees.

6.02 DEATH BENEFIT

The death benefit will be
the return of the Annuity
Account Value as of the
date the Request for
payment is received less
Premium Tax. Payments
will include reasonable
interest accrued from the
date of death and will be
made no later than
2 months after receipt of
notice.

The following chart discloses all material state variations to the Contract Endorsements:
STATE	Non-Grantor Trust Endorsement	Pre-Selected Beneficiary Payout Options Endorsement
CA
TERMINATION

This Endorsement will terminate:
1. upon termination of the Contract,
2. the date the Contract is annuitized,
3. the date death benefits are paid,
4. the date the Contract is surrendered,
5. for Qualified Annuity Contracts, the date there is any
change of ownership under the Contract from a Non-
Grantor Trust to a natural person, or
6. for Non-Qualified Annuity Contracts, upon Request by
the Owner after a change of ownership under the Contract
from a Non-Grantor Trust to a natural person.

TERMINATION

This Pre-Selected Beneficiary Payout Option Endorsement
will terminate:
1. on termination or surrender of the Contract;
2. upon a Joint Covered Person taking sole Ownership of
the Contract;
3. for Qualified Annuity Contracts, upon transfer of
Ownership or assignment of the Contract;
4. for Non-Qualified Annuity Contracts, upon Request by
the Owner after a change of ownership or assignment of
the Contract.
5. on the Annuity Commencement Date; or
6. on cancellation or revocation of any Pre-Selected
Beneficiary Payout Options elected by the Owner prior to
death.

Appendix C - Historical Guaranteed Annual Withdrawal Percentages And Credits
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%), Joint GAW%, Distribution Credit, and Accumulation Credit applicable to the GLWB Riders described in the Prospectus for the Contract. You may contact the Retirement Resource Operations Center at (877) 723-8723 for the rates and credits applicable to your Contract. A complete description of the GLWB Riders can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Riders.”
CONTRACT APPLICATIONS SIGNED BETWEEN JUNE 4, 2018, AND DECEMBER 14, 2020:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between June 4, 2018, and December 14, 2020 (the final date the Contract was available for purchase).
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.50%	5.00%	1%
70 – 74	6.00%	5.50%	1%
75 – 79	6.00%	5.50%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%
C-1

Age When GAWs Begin	Single GAW%	Joint GAW%
75 – 79	5.00%	4.50%
80+	6.00%	5.50%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2018, AND JUNE 3, 2018:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between May 1, 2018, and June 3, 2018.
Great-West Secure Income Foundation GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%).
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.10%	4.60%
70 – 74	5.50%	5.00%
75 – 79	5.50%	5.00%
80+	6.50%	6.00%
Great-West Secure Income Max GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Distribution Credit increases the GAW% for Contributions aged at least 5 years.
Age When GAWs Begin	Single GAW%	Joint GAW%	Distribution Credit
59.5 – 64	4.00%	3.50%	1%
65 – 69	5.40%	4.90%	1%
70 – 74	5.80%	5.30%	1%
75 – 79	5.80%	5.30%	1%
80+	6.50%	6.00%	1%
Great-West Secure Income Plus GLWB Rider:
As shown in the following table, the GAW% for a single Covered Person is based on the age when GAWs begin; if there are Joint Covered Persons, the GAW% is calculated based on the age of the younger Covered Person (the Joint GAW%). The Accumulation Credit of 5% is used to determine the guaranteed minimum amount the Benefit Base will increase for each Contract Year up to a maximum of 10 Contract Years.
Age When GAWs Begin	Single GAW%	Joint GAW%
59.5 – 64	4.00%	3.50%
65 – 69	5.00%	4.50%
70 – 74	5.00%	4.50%
75 – 79	5.00%	4.50%
C-2

Age When GAWs Begin	Single GAW%	Joint GAW%
80+	6.00%	5.50%
CONTRACT APPLICATIONS SIGNED BETWEEN DECEMBER 4, 2017, AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed between December 4, 2017, and April 30, 2018.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.40%	5.80%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.90%	5.30%	6.00%
Great-West Secure Income Plus GLWB Rider:
The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
59.5- 64	65- 69	70- 79	80+
C-3

% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%
CONTRACT APPLICATIONS SIGNED PRIOR TO DECEMBER 4, 2017:
The tables below list the GLWB Rider GAW%, Joint GAW%, Distribution Credit, and Accumulation Credit applicable for Contract applications signed prior to December 4, 2017.
Great-West Secure Income Foundation GLWB Rider:
The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1∕2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
Great-West Secure Income Max GLWB Rider:
The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
C-4

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.
Great-West Secure Income Plus GLWB Rider:
The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%
C-5

VARIABLE ANNUITY-2 SERIES ACCOUNT
GREAT-WEST SMART TRACK® ADVISOR VARIABLE ANNUITY
Individual Flexible Premium Deferred
Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 10, 2021, which is available without charge by contacting the Retirement Resource Operations Center (Service Center), PO Box 1854, Birmingham, Alabama 35201-1854 (regular mail), or 2801 Highway 280 South, Birmingham, Alabama 35223 (overnight mail) or at (877) 723-8723.
The date of this Statement of Additional Information is
May 10, 2021
i

TABLE OF CONTENTS
Page
GENERAL INFORMATION
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY AND VARIABLE ANNUITY-2 SERIES ACCOUNT
CALCULATION OF ANNUITY PAYMENTS
SERVICES
WITHHOLDING
FINANCIAL STATEMENTS
ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
AND VARIABLE ANNUITY-2 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company (“Great-West”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. Great-West is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is a wholly-owned subsidiary of Great-West Lifeco U.S. LLC, a holding company, which in turn is a wholly-owned subsidiary of Great-West Financial (Nova Scotia) Co., also a holding company. Great-West Financial (Nova Scotia) Co. is a wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On June 3, 2019, Great-West entered into an indemnity reinsurance agreement (the “Agreement”) with Protective Life Insurance Company (“Protective”) to indemnify and reinsure the obligations of Great-West under substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract.
Under the Agreement, as of October 5, 2020, Protective will provide administration and customer service for this Contract in accordance with the terms and conditions of the Contract. Great-West will continue its present role as the issuer of your Contract and will remain responsible for the administration and customer service of the Contract. All of your rights and benefits under your Contract and Great-West’s obligations under the Contract remain unchanged.
CALCULATION OF ANNUITY PAYMENTS
Variable Annuity Payout Options
Great-West converts the Accumulation Units for each Investment Strategy Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Strategy Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Strategy Sub-Account remains fixed during the Annuity Payment Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Strategy Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Strategy Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the
1

number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Investment Strategy Sub-Account.
SERVICES
A.  Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.  Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Independent Auditors
The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C. Principal Underwriter
Prior to October 5, 2020, the offering of the Contracts was made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA.
Effective October 5, 2020, Investment Distributors, Inc. (“IDI”) became principal underwriter and continued offering the Contracts on a continuous basis. IDI is a subsidiary of Protective Life Corporation (“PLC”), the parent of Protective. IDI is a
2

Tennessee corporation and was extablished in 1993. IDI’s principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223. IDI is registered with the SEC under the Exchange Act as a broker-dealer and is a member firm of FINRA.
GWFS and IDI have received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued from birth to age 85.
D.  Administrative Services
Certain administrative services are provided by IDI and Protective in processing and administering the Contracts. These services are described in written agreements between respective counterparties.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient’s election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The statutory financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
3

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Audited Annual Statutory Report

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and

Related Statutory Statements of Operations

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

2

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company (the “Company”) (a wholly-owned subsidiary of GWL&A Financial Inc.), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Colorado Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting

3

principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2021

We have served as the Company’s auditor since 1981

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$25,712,083	$13,803,525

Preferred stock	119,687	—

Common stock	223,883	144,888

Mortgage loans (net of allowances of $745 and $745)	4,123,666	2,692,690

Real estate occupied by the company	41,951	43,283

Real estate held for the production of income	1,825	1,365

Contract loans	3,874,206	3,995,291

Cash, cash equivalents and short-term investments	3,470,914	818,328

Securities lending collateral assets	206,811	303,282

Other invested assets	750,477	402,891

Total cash and invested assets	38,525,503	22,205,543

Investment income due and accrued	267,276	192,278

Premiums deferred and uncollected	16,256	15,199

Reinsurance recoverable	80,249	37,806

Funds held or deposited with reinsured companies	6,760,741	—

Current federal income taxes recoverable	70,655	44,457

Deferred income taxes	125,959	97,203

Due from parent, subsidiaries and affiliates	94,584	63,595

Other assets	669,038	490,832

Assets from separate accounts	28,455,204	25,634,438

Total admitted assets	$75,065,465	$48,781,351

See notes to statutory financial statements.	Continued

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$36,087,118	$19,638,498

Liability for deposit-type contracts	5,215,962	60,296

Life and accident and health policy and contract claims	65,785	44,258

Provision for policyholders’ dividends	18,324	24,111

Liability for premiums received in advance	2	2

Unearned investment income	121	59

Asset valuation reserve	202,003	194,032

Interest maintenance reserve	678,773	(2,006)

Due to parent, subsidiaries and affiliates	16,578	77,613

Commercial paper	98,983	99,900

Payable under securities lending agreements	206,811	303,282

Other liabilities	1,858,504	1,265,123

Liabilities from separate accounts	28,455,194	25,634,428

Total liabilities	72,904,158	47,339,596

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 16,859,018 shares issued and outstanding	16,859	7,320

Surplus notes	921,980	395,811

Gross paid in and contributed surplus	3,782,019	714,300

Unassigned funds	(2,559,551)	324,324

Total capital and surplus	2,161,307	1,441,755

Total liabilities, capital and surplus	$75,065,465	$48,781,351

See notes to statutory financial statements.	Concluded

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity consideration	$12,831,872	$(5,366,421)	$7,592,609

Net investment income	948,344	1,099,451	1,307,387

Amortization of interest maintenance reserve	39,141	8,280	24,863

Commission and expense allowances on reinsurance ceded	172,698	265,105	5,211

Fee income from separate accounts	62,302	101,629	160,573

Reserve adjustment on reinsurance ceded	7,157,573	(592,883)	(1,975,763)

Miscellaneous income	41,467	267,637	250,272

Total income	21,253,397	(4,217,202)	7,365,152

Expenses:

Death benefits	92,253	204,509	380,057

Annuity benefits	95,252	155,286	228,530

Disability benefits and benefits under accident and health policies	76	17,762	41,719

Surrender benefits	3,842,313	4,403,521	5,895,938

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	16,448,620	(8,139,385)	917,510

Other benefits	8,722	6,208	10,528

Total benefits	20,487,236	(3,352,099)	7,474,282

Commissions	2,222,528	162,942	196,489

Other insurance expenses	371,028	496,310	488,250

Net transfers from separate accounts	(809,028)	(1,328,143)	(1,112,465)

Interest maintenance reserve reinsurance activity	661,450	(512,033)	—

Total benefit and expenses	22,933,214	(4,533,023)	7,046,556

Net (loss) gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	(1,679,817)	315,821	318,596

Dividends to policyholders	18,497	23,461	31,276

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	(1,698,314)	292,360	287,320

Federal income tax (benefit) expense	(20,260)	(98,467)	(17,604)

Net (loss) gain from operations before net realized capital gains (losses)	(1,678,054)	390,827	304,924

Net realized capital (losses) gains less capital gains tax and transfers to interest maintenance reserve	(16,958)	(8,022)	10,576

Net (loss) income	$(1,695,012)	$382,805	$315,500

See notes to statutory financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Capital and surplus, beginning of year	$1,441,755	$1,326,919	$1,129,509

Net (loss) income	(1,695,012)	382,805	315,500

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Change in net unrealized capital (losses) gains, net of income taxes	(288,936)	57,398	(11,491)

Change in minimum pension liability, net of income taxes	(1,589)	(4,209)	3,824

Change in asset valuation reserve	(7,971)	10,360	(846)

Change in non-admitted assets	(708,501)	92,424	28,921

Change in net deferred income taxes	256,714	(129,400)	(40,732)

Capital paid-in	9,539	—	—

Surplus paid-in	3,067,719	4,029	4,093

Change in surplus as a result of reinsurance	(83,521)	537,566	—

Change in capital and surplus as a result of separate accounts	—	(428)	(208)

Change in unrealized foreign exchange capital gains (losses)	2,693	(20)	(1,125)

Change in surplus notes	526,169	(195,888)	51,769

Net change in capital and surplus for the year	719,552	114,836	197,410

Capital and surplus, end of year	$2,161,307	$1,441,755	$1,326,919

See notes to statutory financial statements.

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Operating activities:

Premium income, net of reinsurance	$6,588,902	$3,654,066	$5,352,630

Investment income received, net of investment expenses paid	809,931	962,732	1,136,338

Other miscellaneous income received	59,348	577,059	160,008

Benefit and loss related payments, net of reinsurance	(3,803,044)	(4,542,350)	(6,417,233)

Net transfers from separate accounts	816,837	1,375,094	1,097,423

Commissions, other expenses and taxes paid	(2,758,668)	(526,161)	(644,838)

Dividends paid to policyholders	(24,228)	(30,537)	(38,959)

Federal income taxes (paid) received, net	(18,530)	5,267	(38,241)

Net cash provided by operating activities	1,670,548	1,475,170	607,128

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	2,794,468	2,430,562	3,351,579

Stocks	53	19,187	3,704

Mortgage loans	295,116	343,441	357,545

Other invested assets	38,065	19,597	25,233

Net gains on cash, cash equivalents and short-term investments	83	5	—

Miscellaneous proceeds	544,448	24,100	22,212

Cost of investments acquired:

Bonds	(6,396,829)	(2,770,357)	(3,398,701)

Stocks	(221,630)	(3,585)	(38,742)

Mortgage loans	(89,330)	(114,542)	(697,245)

Real estate	(2,724)	(9,052)	(4,319)

Other invested assets	(905,616)	(46,617)	(36,870)

Miscellaneous applications	(274,834)	—	(39,654)

Net change in contract loans and premium notes	127,912	(3,120)	(1,355)

Net cash used in investing activities	(4,090,818)	(110,381)	(456,613)

Financing and miscellaneous activities:

Surplus notes	527,500	(195,000)	51,410

Capital and paid in surplus	3,076,665	3,130	3,325

Deposit-type contracts, net	1,963,991	(5,399)	(18,908)

Dividends to stockholder	(357,752)	(639,801)	(152,295)

Funds (repaid) borrowed, net	(916)	1,041	(1,027)

Other	(136,621)	60,135	(45,670)

Net cash provided by (used in) financing and miscellaneous activities	5,072,867	(775,894)	(163,165)

Net increase (decrease) in cash, cash equivalents and short-term investments and restricted cash	2,652,597	588,895	(12,650)

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	818,329	229,434	242,084

End of year	$3,470,926	$818,329	$229,434

The cash, cash equivalents and short-term investments and restricted cash balance includes $12 and $1 of restricted cash as of December 31, 2020 and 2019, respectively, which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$593	$899	$768

Fair value of assets acquired in settlement of bonds	—	—	28,815

In 2020, non-cash transfers of $9,848 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $8,938 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 9 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 9 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company retained a block of life insurance, predominantly participating policies which are now administered by Protective, as well as a closed reinsurance acquired block. Post-transaction, the Company focuses on the defined contribution retirement and asset management markets. See Note 9 for further discussion of the Protective transaction.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value. Under GAAP, redeemable preferred stocks are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

•

For statutory purchases, the excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. For statutory mergers, no acquisition is recognized because it

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

is accomplished without exchanging resources. As such, the recorded assets, liabilities, and surplus of the acquired company (adjusted to conform to statutory accounting principles) will be carried forward into the combined company. Under GAAP in a business combination, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

derivatives in the absence of quoted market values, impairment of investments and derivatives, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•

Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•

Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs,

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•

Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations.

•

Redeemable preferred stocks are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the redeemable preferred stock is designated a four to six, in which case it is reported at the lower of amortized cost or fair value.

•

Common stocks, other than stocks of subsidiaries and stocks of the Federal Home Loan Bank (“FHLB”), are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Common stocks of the FHLB are reported at cost. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

Investments in subsidiaries are carried on the equity basis with unrealized changes in value recorded in surplus and dividends received recorded in investment income.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments.

Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or repledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

○

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2020, 2019 and 2018.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserved ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2020, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 23% equity, 42% fixed income, 32% cash and short terms, and 3% other. At December 31, 2019, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 9% equity, 34% fixed income, and 57% cash and short terms.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which did not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

On January 1, 2020, the Company and its subsidiaries implemented an organizational change to simplify its corporate structure and affiliated transactions. The transaction included the following changes impacting the Company:

•	Substantially all employees of GWL&A and its other subsidiaries were transferred to the Empower.

•	Empower assumed all recordkeeping related revenues either by direct assignment of contracts or through a transition services agreement between Empower, GWL&A, and GWL&A’s subsidiaries.

•	Substantially all vendor contracts were assigned to Empower.

•	Empower entered into an administrative services agreement whereby it provides corporate and other shared services to GWL&A and its affiliates and is reimbursed for expenses incurred.

•

Empower acquired assets and assumed liabilities from GWL&A and GWL&A’s subsidiaries including furniture, equipment, and software, deferred contract costs, certain other current assets including prepaid assets, and certain other liabilities including employee-related benefit and payroll liabilities and GWL&A’s post-retirement medical plan. The assets acquired and liabilities assumed by Empower were settled in cash based on their value under International Financial Reporting Standards (“IFRS”). Any differences between the value of the assets and liabilities on an IFRS basis and a Statutory basis were settled by dividends or capital contributions between entities.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

		Year Ended December 31,			Financial
Description	Related party	2020	2019	2018	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(14,626)	$(23,958)	$(15,522)	Other insurance benefits and expenses
	Non-insurance affiliates: Empower(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1),Great-West Financial Retirement Plan Services (“Great-West RPS”)(1) and MAM Holding Inc. (2)	—	(151,179)	(142,424)
	Total	(14,626)	(175,137)	(157,946)

Receives corporate support services	Non-insurance affiliate: Empower(1)	332,652	—	—	Other insurance benefits and expenses
Provides recordkeeping fees under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance affiliate: Empower(1)	(194,795)	—	—	Fee income
Receives commissions under temporary service agreement for recordkeeping agreements not yet transferred to Empower	Non-insurance and insurance affiliates: Empower(1), GWL&A NY (1)	(77,139)	—	—	Commissions

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	7,101	172,702	198,976	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	—	45,101	38,200	Other income

	Non-insurance related party: Great-West Funds(4)	20,506	61,194	65,281

	Total	20,506	106,295	103,481
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(1,460)	(2,328)	(2,551)	Other income
	Non-insurance affiliates: Empower(1)and GWTC(1)	(15,339)	(388,302)	(342,803)
	Total	(16,799)	(390,630)	(345,354)

Receives custodial services	Non-insurance affiliate: GWTC(1)	—	(13,526)	(12,410)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam Investments LLC (“Putnam”) (3)	16,282	9,733	9,140	Other income

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

(4) An open-end management investment company, a related party of GWL&A

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2020, 2019 and 2018, these purchases totaled $330,974, $224,708 and $169,857 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $249,802 and $288,076 at December 31, 2020 and 2019, respectively, which is also included in the assets and liabilities of the general account at those dates.

During June of 2018, the Company invested $35,000 to fund the initial creation of five mutual funds offered by its subsidiary, GWCM. When the funds met certain targets for customer investment, the Company began redeeming its interests. The remaining investments were $17,679 and $15,546 at December 31, 2020 and 2019, respectively.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$46,104	$—

GWFS(1)	On account	On demand	34,743	34,625

CLAC(2)	On account	On demand	—	11,630

GWTC(1)	On account	On demand	290	7,807

AAG(1)	On account	On demand	—	5,141

GWCM(1)	On account	On demand	—	1,610

GWL&A NY(1)	On account	On demand	214	1,470

Great-West RPS(1)	On account	On demand	3	700

Great-West South Carolina (“GWSC”)(1)	On account	On demand	7,351	509

Putnam(3)	On account	On demand	4,951	103

Other related party receivables	On account	On demand	928	—

Total			$94,584	$63,595

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$—	$76,024

CLAC(2)	On account	On demand	683	917

Personal Capital Corporation(1)	On account	On demand	15,473	—

Other related party payables	On account	On demand	422	672

Total			$16,578	$77,613

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

Included in current federal income taxes recoverable at December 31, 2020 and 2019 is $73,029 and $45,900, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received/(paid) cash payments of $12,506, $2,727 and ($42,577) from its subsidiary, GWSC, in 2020, 2019 and 2018 respectively, under the terms of its tax sharing agreement. The amount paid in 2018 is for the utilization of GWSC’s operating loss carryforward amounts which were fully utilized as of that year. Additionally, during the years ended December 31, 2020, 2019 and 2018, the Company received interest income of $1,661, $2,085 and $2,527 respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2020, the Company received dividends and return of capital of $142,500 and $7,000, respectively, from its subsidiaries, the largest being $61,000 from AAG. During the year ended December 31, 2019, the Company received dividends and return of capital of $108,803 and $12,497, respectively, from its subsidiaries, the largest being $40,000 from Empower. During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680 respectively, from its subsidiaries, the largest being $42,000 from AAG.

During the years ended December 31, 2020 and 2019, the Company paid cash dividends to GWL&A Financial in the amounts of $357,752 and $639,801 respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$159,577	$1,744	$226	$161,095

All other governments	11,113	—	—	11,113

U.S. states, territories and possessions	654,122	97,055	—	751,177

Political subdivisions of states and territories	378,996	23,006	—	402,002

Industrial and miscellaneous	18,019,556	916,950	13,489	18,923,017

Parent, subsidiaries and affiliates	6,433	—	—	6,433

Hybrid securities	151,305	1,800	9,372	143,733

Loan-backed and structured securities	6,330,981	156,801	12,050	6,475,732

Total bonds	$25,712,083	$1,197,356	$35,137	$26,874,302

	December 31, 2019
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$11,076	$1,446	$—	$12,522

U.S. states, territories and possessions	656,713	85,867	—	742,580

Political subdivisions of states and territories	204,355	18,098	—	222,453

Industrial and miscellaneous	8,024,719	453,056	2,842	8,474,933

Parent, subsidiaries and affiliates	10,810	—	—	10,810

Hybrid securities	165,032	147	14,831	150,348

Loan-backed and structured securities	4,730,820	77,213	11,915	4,796,118

Total bonds	$13,803,525	$635,827	$29,588	$14,409,764

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Book/adjusted carrying value	Fair value

Due in one year or less	$1,359,756	$1,374,606

Due after one year through five years	6,086,988	6,430,238

Due after five years through ten years	8,531,983	8,990,876

Due after ten years	4,257,648	4,458,122

Loan-backed and structured securities	6,330,981	6,475,732

Total bonds	$26,567,356	$27,729,574

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2020	2019 2018

Consideration from sales	$15,627,075	$18,741,779	$12,788,008

Gross realized gains from sales	81,504	511,103	32,672

Gross realized losses from sales	7,045	46,129	30,960

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 9 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$149,402	$226	$—	$—	$149,402	$226

Industrial and miscellaneous	1,216,567	13,291	246,659	12,808	1,463,226	26,099

Hybrid securities	23,981	1,199	77,882	8,173	101,863	9,372

Loan-backed and structured securities	672,983	7,412	314,125	6,800	987,108	14,212

Total bonds	$2,062,933	$22,128	$638,666	$27,781	$2,701,599	$49,909

Total number of securities in an unrealized loss position		168		47		215

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	435,115	2,113	620,988	36,363	1,056,103	38,476

Hybrid securities	12,402	93	116,868	14,739	129,270	14,832

Loan-backed and structured securities	745,246	4,367	585,239	9,796	1,330,485	14,163

Total bonds	$1,192,763	$6,573	$1,323,095	$60,898	$2,515,858	$67,471

Total number of securities in an unrealized loss position		95		102		197

Bonds - Total unrealized losses and OTTI decreased by $17,562, or 26%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was in industrial and miscellaneous as well as hybrid securities, and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This decrease was offset by increases in the less than twelve month category of all asset categories, and reflects an increase in interest rates during fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $33,117 from December 31, 2019 to December 31, 2020. Industrial and miscellaneous account for 46%, or $12,808 of the unrealized losses and OTTI greater than twelve months at December 31, 2020. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 24%, or $6,800, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. Of the $6,800 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 94% or $6,412 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 16% and 21% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $128,238 and $68,046 as of December 31, 2020 and 2019, respectively. The Company had pledged collateral related to these derivatives of $7,181 and $5,022 as of December 31, 2020 and 2019, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $121,057.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2020 and 2019, the Company had pledged $7,181 and $5,022, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $54,302 unrestricted cash and securities collateral and $71,130 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2020 and 2019, the Company had pledged U.S. Treasury bills in the amount of $5,334 and $2,331, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$10,705

Cross-currency swaps	875,569	(4,071)	9,352

Total derivatives designated as hedges	897,869	(4,071)	20,057

Derivatives not designated as hedges:

Interest rate swaps	1,040,944	11,326	11,449

Futures on equity indices	2,957	1,172	1

Interest rate futures	10,500	4,162	—

Interest rate swaptions	174,000	34	34

Cross-currency swaps	541,142	23,084	21,234

Foreign currency forwards	1,510,024	(26)	(26)

Total derivatives not designated as hedges	3,279,567	39,752	32,692

Total cash flow hedges, and derivatives not designated as hedges	$4,177,436	$35,681	$52,749

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

	December 31, 2019
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$8,385

Cross-currency swaps	880,490	35,372	38,370

Total cash flow hedges	902,790	35,372	46,755

Derivatives not designated as hedges:

Interest rate swaps	933,930	2,078	1,487

Futures on equity indices	6,890	545	(17)

Interest rate futures	22,600	1,786	2

Interest rate swaptions	186,550	20	20

Cross-currency swaps	541,142	21,894	20,442

Total derivatives not designated as hedges	1,691,112	26,323	21,934

Total cash flow hedges and derivatives not designated as hedges	$2,593,902	$61,695	$68,689

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2020	2019	2018

Derivatives not designated as hedging instruments:

Interest rate swaps	$7,306	$13,954	$(8,039)

Interest rate swaptions	180	123	198

Futures on equity indices	94	(241)	297

Interest rate futures	6	(132)	159

Cross-currency swaps	(3,975)	(8,396)	32,525

Foreign currency forwards	(20)	—	—

Total	$3,591	$5,308	$25,140

Securities lending

Securities with a cost or amortized cost of $199,546 and $296,583, and estimated fair values of $201,848 and $297,018 were on loan under the program at December 31, 2020 and 2019, respectively.

The following table summarizes securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Hybrid securities	$—	$—	$2,224	$2,028

Industrial and miscellaneous	78,553	80,855	15,734	16,365

U.S. government	120,993	120,993	278,625	278,625

	$199,546	$201,848	$296,583	$297,018

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $206,811 and $303,282 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Reverse repurchase agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $2,900 and $3,300 at December 31, 2020 and December 31, 2019, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $2,958 and $3,366 at December 31, 2020 and December 31, 2019, respectively.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted assets

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

	December 31, 2020
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$206,811	$—	$—	$—	$206,811	$303,282	$(96,471)	$—	$206,811	0.27%	0.28%

Subject to reverse repurchase agreements	2,900	—	—	—	2,900	3,300	(400)	—	2,900	0.00%	0.00%

FHLB capital stock	500	—	—	—	500	—	500	—	500	0.00%	0.00%

On deposit with states	4,264	—	—	—	4,264	4,294	(30)	—	4,264	0.01%	0.01%

On deposit with other regulatory bodies	554	—	—	—	554	579	(25)	—	554	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	5,334	—	1,411	—	6,745	2,330	4,415	—	6,745	0.01%	0.01%

Derivative cash collateral	7,181	—	271	—	7,452	5,022	2,430	—	7,452	0.01%	0.01%

Other restricted assets	1,175	—	—	—	1,175	1,218	(43)	—	1,175	0.00%	0.00%

Total Restricted Assets	$228,719	$—	$1,682	$—	$230,401	$320,025	$(89,624)	$—	$230,401	0.30%	0.31%

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2019
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$303,282	$—	$—	$—	$303,282	$45,102	$258,180	$—	$303,282	0.62%	0.62%

Subject to reverse repurchase agreements	3,300	—	—	—	3,300	11,200	(7,900)	—	3,300	0.01%	0.01%

Subject to dollar repurchase agreements	—	—	—	—	—	688,765	(688,765)	—	—	0.00%	0.00%

On deposit with states	4,294	—	—	—	4,294	4,443	(149)	—	4,294	0.01%	0.01%

On deposit with other regulatory bodies	579	—	—	—	579	603	(24)	—	579	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	2,330	—	—	—	2,330	8,197	(5,867)	—	2,330	0.01%	0.01%

Other collateral	—	—	—	—	—	5,320	(5,320)	—	—	0.00%	0.00%

Derivative cash collateral	5,022	—	—	—	5,022	30,220	(25,198)	—	5,022	0.01%	0.01%

Other restricted assets	1,218	—	—	—	1,218	1,259	(41)	—	1,218	0.00%	0.00%

Total Restricted Assets	$320,025	$—	$—	$—	$320,025	$795,109	$(475,084)	$—	$320,025	0.66%	0.66%

Net investment income

The following table summarizes net investment income:

	Years Ended December 31,
	2020	2019 2018

Bonds	$474,967	$621,993	$822,645

Preferred stock	3	—	—

Common stock	151	455	221

Mortgage loans	107,249	158,678	169,415

Real estate	28,964	27,577	26,557

Contract loans	197,843	200,298	199,507

Cash, cash equivalents and short-term investments	5,862	16,409	4,749

Derivative instruments	18,840	16,915	16,308

Other invested assets	155,506	121,675	125,821

Miscellaneous	5,303	4,462	1,896

Gross investment income	994,688	1,168,462	1,367,119

Expenses	(46,344)	(69,011)	(59,732)

Net investment income	$948,344	$1,099,451	$1,307,387

The amount of interest incurred and charged to investment expense during the years ended December 31, 2020, 2019 and 2018 was $17,078, $33,188 and $22,070, respectively.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital gains (losses), before federal income tax	$59,961	$574,372	$4,905

Less: Federal income tax	12,592	120,618	1,030

Net realized capital gains (losses), before IMR transfer	47,369	453,754	3,875

Net realized capital gains (losses) transferred to IMR, net of federal income tax of $17,100, $122,750 and ($1,781), respectively	64,327	461,776	(6,701)

Net realized capital gains (losses), net of federal income tax expense (benefit) of ($4,508), ($2,133) and 2,811, respectively, and IMR transfer	$(16,958)	$(8,022)	$10,576

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$(7,864)

Transferred into IMR, net of taxes	64,327

IMR reinsurance activity	661,451

Balance before amortization	717,914

Amortization released to Statement of Operations	(39,141)

Reserve as of December 31, 2020	$678,773

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	58%	51%

	Concentration by industry
	December 31,
	2020	2019

Financial services	14%	13%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,124,412 and $2,693,435, of which $1,634,389 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. These mortgages were current as of December 31, 2020 and 2019.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 3.50% and 4.70%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2020 and 2019 were 2.45% and 4.05%, respectively.

During 2020 and 2019, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 59% and 64%, respectively.

The balance in the commercial mortgage provision allowance was $745 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2020	2019

Multi-family	49%	44%

Industrial	15%	19%

Office	13%	18%

Retail	13%	12%

Other	10%	7%

	100%	100%

	Concentration by geographic area

	December 31,

	2020	2019

Pacific	36%	33%

East North Central	17%	20%

South Atlantic	13%	14%

Middle Atlantic	11%	8%

Other	10%	8%

West South Central	7%	10%

Mountain	6%	7%

	100%	100%

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$26,874,302	$25,712,083	$—	$26,865,559	$8,743	$—	$26,874,302

Preferred stock	119,684	119,687	—	119,684	—	—	119,684

Common stock	20,240	20,240	19,740	500	—	—	20,240

Mortgage loans	4,263,386	4,123,666	—	4,263,386	—	—	4,263,386

Real estate	227,336	43,776	—	227,336	—	—	227,336

Cash, cash equivalents and short-term investments	3,470,912	3,470,914	2,612,741	858,171	—	—	3,470,912

Contract loans	3,874,206	3,874,206	—	3,874,206	—	—	3,874,206

Other long-term invested assets	244,393	235,484	—	93,637	—	150,756	244,393

Securities lending reinvested collateral assets	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	43,689	43,689	43,689	—	—	—	43,689

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Receivable for securities	87,076	84,973	—	87,076	—	—	87,076

Derivative instruments	180,996	160,628	10	180,986	—	—	180,996

Separate account assets	28,571,811	28,455,204	14,406,648	13,741,300	—	423,863	28,571,811

Total assets	$68,185,972	$66,552,491	$17,146,008	$50,456,602	$8,743	$574,619	$68,185,972

Liabilities:

Deposit-type contracts	$4,562,617	$5,215,962	$—	$4,562,617	$—	$—	$4,562,617

Commercial paper	98,983	98,983	—	98,983	—	—	98,983

Payable under securities lending agreements	206,811	206,811	62,050	144,761	—	—	206,811

Collateral under derivative counterparty collateral agreements	36,450	36,450	36,450	—	—	—	36,450

Other collateral	1,130	1,130	1,130	—	—	—	1,130

Payable for securities	1,277,598	1,277,598	—	1,277,598	—	—	1,277,598

Derivative instruments	128,246	130,281	8	128,238	—	—	128,246

Separate account liabilities	853,042	853,042	70	852,972	—	—	853,042

Total liabilities	$7,164,877	$7,820,257	$99,708	$7,065,169	$—	$—	$7,164,877

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$14,409,764	$13,803,525	$—	$14,395,297	$14,467	$—	$14,409,764

Common Stock	20,249	20,249	20,249	—	—	—	20,249

Mortgage loans	2,742,188	2,692,690	—	2,742,188	—	—	2,742,188

Real estate	137,700	44,648	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	818,328	818,328	298,720	519,608	—	—	818,328

Contract loans	3,995,291	3,995,291	—	3,995,291	—	—	3,995,291

Other long-term invested assets	128,287	120,934	—	38,070	—	90,217	128,287

Securities lending collateral assets	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	76,212	76,212	76,212	—	—	—	76,212

Other collateral	504	504	504	—	—	—	504

Receivable for securities	6,853	5,313	—	6,853	—	—	6,853

Derivative instruments	136,753	124,254	3	136,750	—	—	136,753

Separate account assets	25,690,576	25,634,438	13,992,067	11,326,204	—	372,305	25,690,576

Total assets	$48,465,987	$47,639,668	$14,420,919	$33,430,379	$152,167	$462,522	$48,465,987

Liabilities:

Deposit-type contracts	$57,672	$60,296	$—	$57,672	$—	$—	$57,672

Commercial paper	99,900	99,900	—	99,900	—	—	99,900

Payable under securities lending agreements	303,282	303,282	33,164	270,118	—	—	303,282

Collateral under derivative counterparty collateral agreements	71,130	71,130	71,130	—	—	—	71,130

Other collateral	504	504	504	—	—	—	504

Payable for securities	733,150	733,150	—	733,150	—	—	733,150

Derivative instruments	68,064	62,559	19	68,045	—	—	68,064

Separate account liabilities	346,182	346,182	66	346,116	—	—	346,182

Total liabilities	$1,679,884	$1,677,003	$104,883	$1,575,001	$—	$—	$1,679,884

Bonds, preferred and common stock

The fair values for bonds, preferred and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, foreign currency forwards, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2020
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$17,679	$—	$—	$—	$17,679

Industrial and miscellaneous	2,061	—	—	—	2,061

Other invested assets

Limited partnerships	—	—	—	150,756	150,756

Derivatives

Interest rate swaps	—	86,984	—	—	86,984

Cross-currency swaps	—	37,028	—	—	37,028

Interest rate swaptions	—	34	—	—	34

Foreign currency forwards	—	2,670	—	—	2,670

Separate account assets (1)	14,351,361	12,467,593	—	423,863	27,242,817

Total assets	$14,371,101	$12,594,309	$—	$574,619	$27,540,029

Liabilities:

Derivatives

Interest rate swaps	$—	$75,535	$—	$—	$75,535

Cross-currency swaps	—	15,794	—	—	15,794

Foreign currency forwards	—	2,695	—	—	2,695

Separate account liabilities (1)	70	852,972	—	—	853,042

Total liabilities	$70	$946,996	$—	$—	$947,066

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Fair Value Measurements at Reporting Date

	December 31, 2019
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock

Mutual funds	$15,545	$—	$—	$—	$15,545

Industrial and miscellaneous	4,704	—	—	—	4,704

Other invested assets

Limited partnerships	—	—	—	90,217	90,217

Derivatives

Interest rate swaps	—	36,516	—	—	36,516

Cross-currency swaps	—	35,457	—	—	35,457

Interest rate swaptions	—	20	—	—	20

Separate account assets (1)	13,935,424	10,123,099	—	372,305	24,430,828

Total assets	$13,955,673	$10,195,092	$—	$462,522	$24,613,287

Liabilities:

Derivatives

Interest rate swaps	$—	$35,029	$—	$—	$35,029

Cross-currency swaps	—	15,015	—	—	15,015

Separate account liabilities (1)	66	346,116	—	—	346,182

Total liabilities	$66	$396,160	$—	$—	$396,226

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Cash, cash equivalents and short-term investments	3,470,926	12	3,470,914	818,329	1	818,328

Other invested assets	1,294,506	544,029	750,477	403,986	1,095	402,891

Premiums deferred and uncollected	16,338	82	16,256	15,273	74	15,199

Deferred income taxes	457,205	331,246	125,959	205,256	108,053	97,203

Due from parent, subsidiaries and affiliate	155,676	61,092	94,584	118,239	54,644	63,595

Other prepaid assets	2,206	2,206	—	22,712	22,712	—

Capitalized internal use software	—	—	—	37,917	37,917	—

Furniture, fixtures and equipment	5,914	5,914	—	5,095	5,095	—

Reinsurance recoverable	80,435	186	80,249	37,806	—	37,806

Other assets	671,151	2,113	669,038	499,620	8,788	490,832

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2020			December 31, 2019
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,662	$—	$13,662	$13,537	$—	$13,537

Other invested assets	813,421	544,029	269,392	156,119	1,095	155,024

41

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	$18,063	$16,256	$16,888	$15,199

Total	$18,063	$16,256	$16,888	$15,199

8.   Business Combination and Goodwill

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital.

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $0 and $23,846, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $5,110, $5,109 and $5,110, respectively, of goodwill amortization related to this acquisition.

On August 17, 2020, the Company completed the acquisition of all of the voting equity interests in the Personal Capital Corporation, an industry-leading registered investment adviser and digital wealth manager. This transaction was accounted for as a statutory acquisition. Goodwill of $819,403 was recorded in other invested assets, which is being amortized over 10 years. At December 2020 and 2019, the Company has $277,474 and $0, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2020, 2019 and 2018, the Company recorded $27,313, $0 and $0, respectively, of goodwill amortization related to this acquisition.

Purchased Entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2020	Amount of goodwill amortized for the year ended December 31, 2020	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

Retirement Plan Services	August 29, 2014	$64,169	$51,098	$—	$5,110	—%

Personal Capital Corporation	August 17, 2020	$854,190	$819,403	$277,474	$27,313	70.8%

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000. Effective June 1, 2019, all risks on non-participating policies within the above retention limits were ceded to Protective.

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GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant ceded reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

43

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$7,855

Preferred stock	120

Mortgage loans	1,634

Other invested assets	132

Total cash and invested assets	9,741

Investment income due and accrued	64

Funds held or deposited with reinsured companies	6,761

Other assets	129

Total admitted assets	$16,695

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$14,716

Liability for deposit-type contracts	3,183

Interest maintenance reserve	662

Other liabilities	113

Total liabilities	18,674

Capital and surplus:

Unassigned funds	(1,979)

Total capital and surplus	(1,979)

Total liabilities, capital and surplus	$16,695

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$15,567

Total income	15,567

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	14,716

Total benefits	14,716

Commissions	2,168

Interest maintenance reserve reinsurance activity	662

Total benefit and expenses	17,546

Net loss from operations before federal income taxes	$(1,979)

44

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company received a capital contribution from parent of $2.8 billion to finance the transaction, as mentioned in Note 14.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

45

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2019

Admitted assets:

Cash and invested assets:

Bonds	$(7,302)

Mortgage loans	(1,288)

Contract loans	(24)

Cash, cash equivalents and short-term investments	722

Other invested assets	(235)

Total cash and invested assets	(8,127)

Investment income due and accrued	(89)

Premiums deferred and uncollected	(10)

Reinsurance recoverable	25

Current federal income taxes recoverable	(1)

Deferred income taxes	(21)

Other assets	(3)

Total admitted assets	$(8,226)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(8,287)

Aggregate reserves for accident and health policies	(288)

Liability for deposit-type contracts	(127)

Life and accident and health policy and contract claims	(74)

Provision for policyholders’ dividends	(63)

Interest maintenance reserve	(66)

Other liabilities	(33)

Total liabilities	(8,938)

Capital and surplus:

Gross paid in and contributed surplus	712

Total capital and surplus	712

Total liabilities, capital and surplus	$(8,226)

Statutory Statements of Operations	December 31,
2019
Income:

Premium income and annuity consideration	$(9,147)

Commission and expense allowances on reinsurance ceded	154

Total income	(8,993)

46

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(8,575)

Total benefits	(8,575)

Net transfers from separate accounts	59

Interest maintenance reserve release	(512)

Total benefit and expenses	(9,028)

Net gain from operations before federal income taxes	35

Federal income tax benefit	(118)

Net income	$153

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	1% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

- Annuity Funds

Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $3,766,969 and $3,925,596, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

47

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$13,534,241	$—	$—	$13,534,241	25.2%

At book value less current surrender charges of 5% or more	820,107	—	—	820,107	1.5%

At fair value	2,558,655	7,785,289	11,517,720	21,861,664	40.4%

Total with adjustment or at market value	16,913,003	7,785,289	11,517,720	36,216,012	67.1%

At book value without adjustment (minimal or no charge adjustment)	2,473,434	—	—	2,473,434	4.6%

Not subject to discretionary withdrawal	15,266,932	—	—	15,266,932	28.3%

Total gross	34,653,369	7,785,289	11,517,720	53,956,378	100.0%

Reinsurance ceded	74,724	—	—	74,724

Total, net	$34,578,645	$7,785,289	$11,517,720	$53,881,654

	December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent of Total Gross

Subject to discretionary withdrawal:

With market value adjustment	$915,098	$—	$—	$915,098	3.0%

At book value less current surrender charges of 5% or more	817,144	—	—	817,144	2.7%

At fair value	—	6,358,077	11,528,947	17,887,024	58.0%

Total with adjustment or at market value	1,732,242	6,358,077	11,528,947	19,619,266	63.7%

At book value without adjustment (minimal or no charge adjustment)	97,837	—	—	97,837	0.3%

Not subject to discretionary withdrawal	11,091,699	—	—	11,091,699	36.0%

Total gross	12,921,778	6,358,077	11,528,947	30,808,802	100.0%

Reinsurance ceded	71,124	—	—	71,124

Total, net	$12,850,654	$6,358,077	$11,528,947	$30,737,678

48

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,603,854	$6,920,255	$6,952,077	$—	$—	$—

Other permanent cash value life insurance	—	6,845,366	7,160,342	—	—	—

Variable universal life	274,843	279,968	280,000	7,579,331	7,579,331	7,579,331

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	151,345	—	—	—

Accidental death benefits	N/A	N/A	466	—	—	—

Disability - active lives	N/A	N/A	1,093	—	—	—

Disability - disabled lives	N/A	N/A	117,509	—	—	—

Miscellaneous reserves	N/A	N/A	28,188	—	—	—

Total, gross	6,878,697	14,045,589	14,691,020	7,579,331	7,579,331	7,579,331

Reinsurance ceded	6,878,697	7,643,139	7,966,585	—	—	—

Total, net of reinsurance ceded	$—	$6,402,451	$6,724,435	$7,579,331	$7,579,331	$7,579,331

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Universal life	$6,618,888	$6,617,437	$6,595,652	$—	$—	$—

Other permanent cash value life insurance	—	6,949,889	7,306,841	—	—	—

Variable universal life	240,230	243,868	244,301	7,063,894	7,063,894	7,063,894

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	164,921	—	—	—

Accidental death benefits	N/A	N/A	1,195	—	—	—

Disability - active lives	N/A	N/A	1,078	—	—	—

Disability - disabled lives	N/A	N/A	126,059	—	—	—

Miscellaneous reserves	N/A	N/A	29,945	—	—	—

Total, gross	6,859,118	13,811,194	14,469,992	7,063,894	7,063,894	7,063,894

Reinsurance ceded	6,859,118	7,330,812	7,621,851	—	—	—

Total, net of reinsurance ceded	$—	$6,480,382	6,848,141	$7,063,894	$7,063,894	$7,063,894

49

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2020	2019

Balance, January 1, net of reinsurance of $284,531 and $19,082	$794	$247,529

Incurred related to:

Current year	252	9,941

Prior year	2,018	(217,477)

Total incurred	2,270	(207,536)

Paid related to:

Current year	—	(9,807)

Prior year	—	(29,392)

Total paid	—	(39,199)

Balance, December 31, net of reinsurance of $282,922 and $284,531	$3,064	$794

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has changed by $2,018 and ($217,477) during the years ended December 31, 2020 and 2019, respectively. The change in the prior year was primarily due to the Protective transaction, with no comparable amount in the current year.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2020	2019

Face value	$98,983	$99,900

Carrying value	$98,983	$99,900

Interest expense paid	$1,007	$2,874

Effective interest rate	0.22% - 0.27%	1.8% - 2.1%

Maturity range (days)	21 - 26	13 - 24

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

50

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $28,447,693 and $25,632,375.

As of December 31, 2020 and 2019, $11,612,824 and $11,266,373, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020 and 2019, $61,774,539 and $0, respectively, were acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,325, $11,649, $11,608, $12,581 and $12,961 for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

51

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

52

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31, 2020
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$403,703	$949,333	$1,353,036

Reserves

For accounts with assets at:

Fair value	$8,767,847	$16,897,365	$25,665,212

Amortized cost	1,187,709	—	1,187,709

Total reserves	$9,955,556	$16,897,365	$26,852,921

By withdrawal characteristics:

At fair value	$8,767,847	$16,897,365	$25,665,212

At book value without fair value adjustment and with current surrender charge less than 5%	1,187,709	—	1,187,709

Total subject to discretionary withdrawals	$9,955,556	$16,897,365	$26,852,921

	Year Ended December 31, 2019
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$528,618	$1,274,716	$1,803,334

Reserves

For accounts with assets at:

Fair value	$7,315,010	$16,440,747	$23,755,757

Amortized cost	1,168,009	—	1,168,009

Total reserves	$8,483,019	$16,440,747	$24,923,766

By withdrawal characteristics:

At fair value	$7,315,010	$16,440,747	$23,755,757

At book value without fair value adjustment and with current surrender charge less than 5%	1,168,009	—	1,168,009

Total subject to discretionary withdrawals	$8,483,019	$16,440,747	$24,923,766

53

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$1,353,036	$1,803,334	$2,621,510

Transfers from separate accounts	(1,759,730)	(4,226,616)	(5,198,817)

Net transfers from separate accounts	(406,694)	(2,423,282)	(2,577,307)

Reconciling adjustments:

Net transfer of reserves to separate accounts	(412,121)	1,203,800	1,464,314

Miscellaneous other	(1,137)	836	528

CARVM allowance reinsured	(8,545)	70,071	—

Reinsurance	19,469	(179,568)	—

Net transfers as reported in the Statements of Operations	$(809,028)	$(1,328,143)	$(1,112,465)

14. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The surplus note bears interest at the rate of 6.675% and was due November 14, 2034. On December 9, 2019 the Company used proceeds from the ceding commission earned on the Protective transaction to redeem the surplus note balance in full. The carrying amount of the surplus note was $0 and $0 at December 31, 2020 and 2019, respectively. Interest paid on the note was $0 for the year ended December 31, 2020 and $13,016 for the years ended December 31, 2019 and 2018, respectively, bringing total interest paid from inception to December 31, 2020 to $195,243. The amount of unapproved principal and interest was $0 at December 31, 2020 and 2019.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Interest paid on the note during 2020, 2019 and 2018 amounted to $420, $420 and $420, respectively, bringing total interest paid from inception to December 31, 2020 to $1,262. The amount of unapproved principal and interest was $0 at December 31, 2020.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2020, 2019, and 2018 amounted to $16,899, $16,899 and $10,515, respectively, bringing total interest paid from inception to December 31, 2020 to $44,313. The amount of unapproved principal and interest was $0 at December 31, 2020.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be

54

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2020, 2019 and 2018 amounted to $1,331, $1,330 and $998, respectively bringing the total amortization from inception to December 31, 2020 amounted to $3,659, leaving an unamortized balance of $36,262 in surplus as part of the surplus note amounts.

On August 12, 2020, the Company issued a surplus note in the face amount and carrying amount of $527,500 to GWL&A Financial Inc. The proceeds were used to finance the Personal Capital transaction. The surplus note bears an interest rate of 1.260% per annum. The note matures on August 12, 2025. Interest paid on the note during 2020 and 2019 amounted to $0 and $0, respectively, bringing total interest paid from inception to December 31, 2020 to $0. The amount of unapproved principal and interest were $0 at December 31, 2020.

As of the fourth quarter of 2020, the Company had received capital contributions of $3.1 billion from GWL&A Financial Inc. The proceeds were used to finance the Personal Capital and MassMutual transactions.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021, without the prior approval of the Colorado Insurance Commissioner due to large dividends paid in 2019 and the net loss related to the MassMutual ceding commission in 2020. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative and paid as determined by the Board of Directors, subject to the limitations described above. During the years ended December 31, 2020, 2019 and 2018 the Company paid dividends to GWL&A Financial Inc, totaling $357,752, $639,801, and $152,295, respectively.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(1,695,012)	$382,805

Unrealized (losses) gains	(76,064)	210,179

Deferred income taxes	256,714	(129,400)

Non-admitted assets	(946,880)	(238,379)

Surplus as regards reinsurance	454,045	537,566

Asset valuation reserve	(202,003)	(194,032)

Dividends	(357,752)	(639,801)

Other	7,401	395,386

Total unassigned funds	$(2,559,551)	$324,324

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

55

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$481,393	$—	$481,393	$224,934	$—	$224,934	$256,459	$—	$256,459

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	481,393	—	481,393	224,934	—	224,934	256,459	—	256,459

Deferred tax assets non-admitted	(340,176)	8,930	(331,246)	(109,435)	1,382	(108,053)	(230,741)	7,548	(223,193)

Net admitted deferred tax asset	141,217	8,930	150,147	115,499	1,382	116,881	25,718	7,548	33,266

Gross deferred tax liabilities	(15,258)	(8,930)	(24,188)	(18,296)	(1,382)	(19,678)	3,038	(7,548)	(4,510)

Net admitted deferred tax asset	$125,959	$—	$125,959	$97,203	$—	$97,203	$28,756	$—	$28,756

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	125,959	—	125,959	97,203	—	97,203	28,756	—	28,756

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	304,773	—	—	201,129	—	—	103,644

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	15,258	8,930	24,188	18,296	1,382	19,678	(3,038)	7,548	4,510

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$141,217	$8,930	$150,147	$115,499	$1,382	$116,881	$25,718	$7,548	$33,266

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	918.28%	1247.01%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$2,031,818	$1,340,863

56

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the impact of tax planning strategies:

	December 31, 2020 December 31, 2019				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$481,393	$—	$224,934	$—	$256,459	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$141,217	$8,930	$115,499	$1,382	$25,718	$7,548

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2020	2019	Change

Current income tax	$(20,260)	$(98,474)	$78,214

Federal income tax on net capital gains	12,592	120,618	(108,026)

Total	$(7,668)	$22,144	$(29,812)

	Year Ended December 31,
	2019	2018	Change

Current income tax	$(98,474)	$(17,604)	$(80,870)

Federal income tax on net capital gains	120,618	1,030	119,588

Total	$22,144	$(16,574)	$38,718

57

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$38,987	$33,451	$5,536

Investments	1,784	2,025	(241)

Pension accrual	11	—	11

Provision for dividends	2,168	2,334	(166)

Fixed assets	1,792	3,320	(1,528)

Compensation and benefit accrual	20,843	23,408	(2,565)

Receivables - non-admitted	13,737	16,568	(2,831)

Tax credit carryforward	111,979	114,265	(2,286)

Ceding commission-reinsurance	270,929	—	270,929

Other	19,163	29,563	(10,400)

Total ordinary gross deferred tax assets	481,393	224,934	256,459

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	481,393	224,934	256,459

Non-admitted ordinary deferred tax assets	(340,176)	(109,435)	(230,741)

Admitted ordinary deferred tax assets	141,217	115,499	25,718

Capital:			—

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	8,930	1,382	7,548

Admitted capital deferred tax assets	8,930	1,382	7,548

Total admitted deferred tax assets	$150,147	$116,881	$33,266

Deferred income tax liabilities:

Ordinary:

Investments	$(547)	$—	$(547)

Premium receivable	(3,414)	(3,192)	(222)

Policyholder reserves	(10,931)	(14,089)	3,158

Experience refunds	—	—	—

Other	(366)	(1,015)	649

Total ordinary deferred tax liabilities	(15,258)	(18,296)	3,038

Capital

Investments	$(8,930)	$(1,382)	$(7,548)

Total capital deferred tax liabilities	(8,930)	(1,382)	(7,548)

Total deferred tax liabilities	$(24,188)	$(19,678)	$(4,510)

Net admitted deferred income tax asset	$125,959	$97,203	$28,756

58

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2020	2019	Change

Total deferred income tax assets	$481,393	$224,934	$256,459

Total deferred income tax liabilities	(24,188)	(19,678)	(4,510)

Net deferred income tax asset	$457,205	$205,256	251,949

Tax effect of unrealized capital gains (losses)			5,187

Other surplus			(422)

Change in net deferred income tax			$256,714

	December 31,
	2019	2018	Change

Total deferred income tax assets	$224,934	$371,710	$(146,776)

Total deferred income tax liabilities	(19,678)	(31,065)	11,387

Net deferred income tax asset	$205,256	$340,645	(135,389)

Tax effect of unrealized capital gains (losses)			7,108

Other surplus			(1,119)

Change in net deferred income tax			$(129,400)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2020	2019	2018

Income tax expense at statutory rate	$ (356,646)	$61,396	$60,337

Earnings from subsidiaries	(30,013)	(22,849)	(22,003)

Swap gain on debt refinancing	—	—	8,175

Ceding commission from Protective, net of transaction expenses	(17,540)	112,889	—

Dividend received deduction	(5,553)	(6,161)	(6,657)

Tax adjustment for interest maintenance reserve	130,717	(1,739)	(5,221)

Interest maintenance reserve release on Protective transaction	—	(107,527)	—

Prior year adjustment	552	(1,695)	(4,124)

Tax effect on non-admitted assets	4,884	3,425	(3,476)

Tax credits	(2,963)	(3,660)	(2,901)

Income tax on realized capital gain (loss)	12,592	120,618	1,030

Tax contingency	931	1,129	(607)

Other	(1,343)	(4,282)	(395)

Total	$(264,382)	$151,544	$24,158

	2020	2019	2018

Federal income taxes incurred	$(7,668)	$22,144	$(16,574)

Change in net deferred income taxes	(256,714)	129,400	40,732

Total income taxes	$(264,382)	$151,544	$24,158

59

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

As of December 31, 2020, the Company had no operating loss carryforwards.

As of December 31, 2020, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,979. These credits will begin to expire in 2031.

As of December 31, 2020, the Company has foreign tax credit carryforwards of $0.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2020	$20,366

Year Ended December 31, 2019	132,977

Year Ended December 31, 2018	4,146

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

60

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP No. 101. As of December 31, 2020 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2020 and 2019, the Company recognized approximately $931 and $1,129 of expense from interest and penalties related to the uncertain tax positions. The Company had $2,374 and $1,443 accrued for the payment of interest and penalties at December 31, 2020 and 2019, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax Years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

Previously, the Company sponsored an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provided health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management. Effective January 1, 2020, the Company transferred the Medical Plan to its subsidiary, Empower.

The Company provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

61

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in projected benefit obligation:

Benefit obligation, January 1	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101

Service cost	—	1,435	—	—	—	1,435

Interest cost	—	825	1,175	1,510	1,175	2,335

Actuarial (gain) loss	—	2,059	2,753	4,109	2,753	6,168

Regular benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Benefit obligation transferred to Empower	(22,696)	—	—	—	(22,696)	—

Benefit obligation and under funded status, December 31	$—	$22,696	$42,163	$40,801	$42,163	$63,497

Accumulated benefit obligation	—	$22,696	42,163	40,801	42,163	$63,497

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Change in plan assets:

Fair Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	—	1,162	2,566	2,380	2,566	3,542

Regular Benefits paid	—	(1,162)	(2,566)	(2,380)	(2,566)	(3,542)

Fair Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

Accrued benefit liability	$—	$(22,224)	$(38,349)	$(39,470)	$(38,349)	$(61,694)

Liability for pension benefits	—	(472)	(3,814)	(1,331)	(3,814)	(1,803)

Total other liabilities	$—	$(22,696)	$(42,163)	$(40,801)	$(42,163)	$(63,497)

Unassigned surplus (deficit)	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

62

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019

Unrecognized net actuarial gain (loss)	$—	$2,869	$(3,515)	$(732)	$(3,515)	$2,137

Unrecognized prior service cost	—	(3,341)	(299)	(599)	(299)	(3,940)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2020	2019	2020	2019	2020	2019

Items not yet recognized as component of net periodic cost on January 1,	$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

Transferred to Empower	472	—	—	—	472	—

Prior service cost recognized in net periodic cost	—	817	299	299	299	1,116

(Gain) loss recognized in net periodic cost	—	(225)	(29)	(50)	(29)	(275)

Gain (loss) arising during the year	—	(2,059)	(2,753)	(4,109)	(2,753)	(6,168)

Items not yet recognized as component of net periodic cost on December 31	$—	$(472)	$(3,814)	$(1,331)	$(3,814)	$(1,803)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2021:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$—	$(29)	$(29)

Prior service cost	—	299	299

The expected benefit payments for the Company’s Supplemental Executive Retirement plan for the years indicated are as follows:

	2021	2022	2023	2024	2025	2026 through 2030

Supplemental executive retirement plan	2,567	10,282	5,756	2,179	1,962	8,382

63

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2020	2019	2018	2020	2019	2018	2020	2019	2018

Components of net periodic cost (benefit):

Service cost	$—	$1,435	$1,425	$—	$—	$—	$—	$1,435	$1,425

Interest cost	—	825	703	1,175	1,510	1,356	1,175	2,335	2,059

Amortization of unrecognized prior service cost	—	817	817	299	299	324	299	1,116	1,141

Amortization of gain from prior periods	—	(225)	(82)	(29)	(50)	(45)	(29)	(275)	(127)

Net periodic cost	$—	$2,852	$2,863	$1,445	$1,759	$1,635	$1,445	$4,611	$4,498

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2020 and 2019:

	Post-Retirement Medical Plan

	December 31,

	2020	2019

Discount rate	N/A	3.16%

Initial health care cost trend	N/A	6.00%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

	Supplemental Executive Retirement Plan

	December 31,

	2020	2019

Discount rate	2.09%	2.98%

Rate of compensation increase	N/A	N/A

During 2020, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2020).

During 2019, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2019).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2020	2019

Discount rate	N/A	4.34%

Initial health care cost trend	N/A	6.25%

Ultimate health care cost trend	N/A	5.00%

Year ultimate trend is reached	N/A	2024

64

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2020	2019

Discount rate	2.98%	4.16%

Rate of compensation increase	N/A	N/A

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $7,806, $14,842 and $3,057 during the years ended December 31, 2020, 2019 and 2018.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Other liabilities in the accompanying statutory financial statements, are $49,595 and $41,792 at December 31, 2020 and 2019, respectively.

Previously, the Company sponsored a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Effective January 1, 2020, the Company transferred the qualified defined contribution benefit plan to its subsidiary, Empower Retirement, LLC. Previously, the Company matched a percentage of employee contributions in cash. The Company recognized $0, $24,955 and $11,935 in expense related to this plan for the years ended December 31, 2020, 2019 and 2018, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

65

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2020	2019	2018

Lifeco Stock Plan	$593	$899	$768

Performance Share Unit Plan	6,431	15,458	5,388

Total compensation expense	$7,024	$16,357	$6,156

Income tax benefits	$1,465	$3,414	$1,243

During the year ended December 31, 2020, 2019 and 2018, the Company had $48, $(67) and $26 respectively, income tax benefits (expense) realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2020 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$709	1.4

Performance Share Unit Plan	5,562	1.2

66

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Equity Award Activity

During the year ended December 31, 2020, Lifeco did not grant stock options to employees of the Company.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2020	3,450,130	$25.03

Granted	—	—

Exercised	(210,900)	20.78

Cancelled and expired	(67,760)	25.89

Outstanding, December 31, 2020	3,171,470	25.95	5.5	$1,362

Vested and expected to vest, December 31, 2020	3,171,470	25.89	5.5	1,362

Exercisable, December 31, 2020	2,170,850	26.11	4.6	1,332

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2020 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2020	2019	2018

Weighted average fair value of options granted	NA	$2.32	$0.95

Intrinsic value of options exercised (1)	1,097	3,282	345

Fair value of options vested	911	1,358	1,115

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

There were no options granted during 2020. The fair value of the options granted during the years ended December 31, 2019 and 2018 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2020	2019	2018

Dividend yield	NA	5.46%	4.55%

Expected volatility	NA	19.68%	9.01%

Risk free interest rate	NA	1.83%	2.03%

Expected duration (years)	NA	6.0	6.0

67

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2020	1,156,384

Granted	67,511

Forfeited	(7,063)

Paid	(258,005)

Outstanding, December 31, 2020	958,827

Vested and expected to vest, December 31, 2020	958,827

The cash payment in settlement of the Performance Share Unit Plan units was $8,569, $5,815 and $4,104 for the years ended December 31, 2020, 2019 and 2018, respectively.

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 55%, (1)%, and 1% of total individual life insurance premiums earned during the years ended December 31, 2020, 2019 and 2018 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $18,497, $23,461 and $31,276 to its policyholders during the years ended December 31, 2020, 2019 and 2018, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2020. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2021	2022	2023	2024	2025	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$527,500	$358,219	$885,719

Surplus notes - interest (2)	23,965	23,965	23,965	23,965	22,304	381,066	499,230

Investment purchase obligations (3)	492,805				1,125	5,000	498,930

Operating leases (4)	6,488	3,727	3,234	3,185	2,814	19,145	38,593

Other liabilities (5)	5,241	22,732	18,381	4,804	5,262	27,882	84,302

Total	$528,499	$50,424	$45,580	$31,954	$559,005	$791,312	$2,006,774

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the

68

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $36,262 of unamortized debt modification gain as discussed in Footnote 14.

(2) Surplus notes interest - All surplus notes bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2020.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2020 and 2019 were $498,930 and $131,651, of which $447,515 and $120,990 were related to limited partnership interests. Related party transactions comprise of $94,803 and $0 of the unfunded limited partnership interests at December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, $492,805 and $131,651 were due within one year, $1,125 and $0 were due within four to five years, and $5,000 and $0 were due after five years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2020, 2019 and 2018 were $25,324, $33,473 and $27,768 respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services
•	Sport partner sponsorship payments
•	Personal Capital Corporation contingent payment consideration

As part of the Personal Capital Corporation acquisition, the Company included contingent consideration based on the potential achievement of certain key metrics. An initial contingent consideration earn-out value of $20 million represents management’s best estimate, and it could be up to $175 million based on the achievement of growth in assets under management metrics defined in the Merger Agreement, payable following measurements through December 31, 2021 and December 31, 2022

Originally entered into on March 1, 2018 and as amended on July 7, 2020, the Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility has an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $673,000, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2020 and 2019. At December 31, 2020 and 2019 there were no outstanding amounts related to the current and prior credit facilities.

69

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In addition, the Company has other letters of credit with a total amount of $8,595, renewable annually for an indefinite period of time. At December 31, 2020 and 2019, there were no outstanding amounts related to those letters of credit.

In October 2020, the Company became a member of the FHLB of Topeka. FHLB provides access to billions of low-cost funding dollars to banks, credit unions, insurance companies and community development financial institutions in the United States. At December 31, 2020, the Company had an estimated borrowing capacity of approximately $2,500,000. All borrowings must be collateralized and the required collateral amount is based on the type of investment securities pledged. No amount was borrowed as of December 31, 2020. Additionally, the Company was required to purchase FHLB of Topeka stock and, at December 31, 2020 owns $500 of Class A stock which are currently not eligible for redemption.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The liabilities transferred and ceding commission received at the closing of the Protective transaction were subject to future adjustments. In October 2019, Protective Life provided the Company with its listing of proposed adjustments with respect to the liabilities transferred, which the Company formally objected to in December 2019. In November 2020, the parties reached resolution and settled cash for adjustments which did not have a material effect on the consolidated financial position of the Company and no further adjustments are expected.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2020 and 2019 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. On February 3, 2021, the Company’s Board of Directors declared a dividend of $100,000. The dividend was paid on March 29, 2021 to the Company’s sole shareholder, GWL&A Financial. Prior to the payment of this dividend, the Company received approval from the Colorado Insurance Commissioner.

70

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

71

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$1,631

Other bonds (unaffiliated)	472,771

Bonds of affiliates	564

Preferred stocks (unaffiliated)	3

Common stocks (unaffiliated)	151

Mortgage loans	107,249

Real estate	28,964

Contract loans	197,843

Cash, cash equivalents and short-term investments	5,862

Derivative instruments	18,840

Other invested assets	155,506

Aggregate write-ins for investment income	5,303

Gross investment income	$994,687

Real estate owned - Book value less encumbrances:	$43,776

Mortgage loans - Book value:

Commercial mortgages	$4,124,412

Mortgage loans by standing - Book value:

Good standing	$4,124,412

Other long-term invested assets - Statement value:	$504,876

Bonds and stocks of parents, subsidiaries and affiliates - Book value:

Bonds	$6,433

Common stocks	$62,550

Bonds and short-term investments by maturity and NAIC designation:

Bonds by maturity - Statement value:

Due within one year or less	$1,833,337

Over 1 year through 5 years	8,459,940

Over 5 years through 10 years	10,905,977

Over 10 years through 20 years	3,262,440

Over 20 years	2,105,662

Total by maturity	$26,567,356

72

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Bonds and short-term investments by NAIC designation - Statement value:

NAIC 1	$14,774,212

NAIC 2	11,083,416

NAIC 3	661,042

NAIC 4	46,004

NAIC 5	2,312

NAIC 6	370

Total by NAIC designation	$26,567,356

Total bonds publicly traded	$14,796,022

Total bonds privately placed	$11,771,334

Preferred stocks - Statement value	$119,687

Common stocks - Market value	$223,883

Short-term investments - Book value	$408,168

Options, caps and floors owned - Statement value	$34

Collar, swap and forward agreements open - Statement value	$30,313

Futures contracts open - Current value	$5,334

73

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Life insurance in-force:

Ordinary	$3,588,007

Group life	—

Life insurance policies with disability provisions in-force:

Ordinary	$9,504

Group life	18,617,777

Supplementary contracts in-force:

Ordinary - not involving life contingencies:

Amount on deposit	$—

Income payable	—

Ordinary - involving life contingencies:

Income payable	—

Group - not involving life contingencies:

Amount on deposit	—

Income payable	—

Group - involving life contingencies:

Income payable	125

Annuities:

Ordinary:

Immediate - amount of income payable	$49

Deferred - fully paid account balance	318

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$60,137

Certificates - fully paid account balance	1,489

Certificates - not fully paid account balance	31,651,605

Accident and health insurance - equivalent premiums in-force:

Group	$—

Deposit funds and dividend accumulations

Deposit funds - account balance	28,062

Deposit accumulations - account balance	18,257

Claim payments:

Group accident and health:

2020	$5,078

2019	9,460

2018	5,486

2017	2,786

2016	2,829

Prior	16,848

74

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.

75

Variable Annuity-2 Series Account of

Great-West Life & Annuity

Insurance Company

Annual Statement as of and for the Year Ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 10, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK HIGH YIELD VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	December 31, 2020	For the period January 10, 2020 to December 31, 2020	For the period January 10, 2020 to December 31, 2020
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF INTERNATIONAL VALUE PORTFOLIO	N/A	For the period January 1, 2020 to April 21, 2020	For the period January 1, 2020 to April 21, 2020 and for the year ended December 31, 2019
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period December 11, 2020 to December 31, 2020	For the period December 11, 2020 to December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period January 1, 2020 to December 11, 2020	For the period January 1, 2020 to December 11, 2020 and for the year ended December 31, 2019
DELAWARE VIP REIT SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period July 30, 2019 to December 31, 2019
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period February 28, 2019 to December 31, 2019
DIMENSIONAL VA GLOBAL BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period February 13, 2019 to December 31, 2019
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period February 13, 2019 to December 31, 2019
DIMENSIONAL VA US LARGE VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CAPITAL GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CROCI® U.S. VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS GLOBAL SMALL CAP VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS SMALL MID CAP VALUE VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED HERMES HIGH INCOME BOND FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP ASSET MANAGER PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP HIGH INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INDEX 500 PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FRANKLIN INCOME VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT LARGE CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CORE BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST EMERGING MARKETS EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GLOBAL BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST HIGH YIELD BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INVESCO SMALL CAP VALUE FUND	N/A	For the period January 1, 2020 to October 23, 2020	For the period January 1, 2020 to October 23, 2020 and for the year ended December 31, 2019
GREAT-WEST LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 28, 2019 to December 31, 2019
GREAT-WEST LIFETIME 2015 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2040 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2045 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2050 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2055 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P 500® INDEX FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P MID CAP 400® INDEX FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SHORT DURATION BOND FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP GROWTH FUND	For the year ended December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP VALUE FUND	December 31, 2020	For the period October 23, 2020 to December 31, 2020	For the period October 23, 2020 to December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. CORE EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
IVY VIP ENERGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period June 11, 2019 to December 31, 2019
MFS VIT II TECHNOLOGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MORGAN STANLEY VIF DISCOVERY PORTFOLIO	N/A	For the period January 1, 2020 to February 4, 2020	For the period January 1, 2020 to February 4, 2020 and for the year ended December 31, 2019
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NVIT EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT SHORT TERM PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI ASSET ABSOLUTE RETURN FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT RESEARCH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SMALL CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

ASSETS:
Investments at fair value (1)	$2,200,258	$1,943,746	$2,322,761	$674,401	$276,530	$798,093
Other receivables	-	-	-	-	-	-

Total assets	2,200,258	1,943,746	2,322,761	674,401	276,530	798,093

LIABILITIES:
Payable on units of the account	79	66	78	16	7	18
Other payables	79	66	78	16	7	18
Payable to the general account	-	-	-	-	-	-

Total liabilities	157	131	156	32	14	36

NET ASSETS	$2,200,100	$1,943,615	$2,322,606	$674,368	$276,516	$798,057

NET ASSETS REPRESENTED BY:
Accumulation units	$2,200,100	$1,943,615	$2,322,606	$674,368	$276,516	$798,057

ACCUMULATION UNITS OUTSTANDING	9,541	7,348	13,492	11,517	9,221	98,288

UNIT VALUE (ACCUMULATION)	$230.59	$264.50	$172.14	$58.56	$29.99	$8.12

(1) Cost of investments:	$1,464,514	$1,270,010	$1,359,846	$404,232	$196,365	$1,007,797
Shares of investments:	22,014	20,809	69,879	15,060	100,556	122,219

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND

ASSETS:
Investments at fair value (1)	$2,353,749	$1,516,343	$8,200,005	$10,740,261	$4,249,645	$8,193,925
Other receivables	8,852	-	7,425	7,575	-	-

Total assets	2,362,600	1,516,343	8,207,430	10,747,836	4,249,645	8,193,925

LIABILITIES:
Payable on units of the account	65	34	193	275	94	207
Other payables	8,917	34	7,618	7,850	94	207
Payable to the general account	-	-	-	-	-	-

Total liabilities	8,982	68	7,812	8,124	188	414

NET ASSETS	$2,353,618	$1,516,275	$8,199,618	$10,739,712	$4,249,457	$8,193,511

NET ASSETS REPRESENTED BY:
Accumulation units	$2,353,618	$1,516,275	$8,199,618	$10,739,712	$4,249,457	$8,193,511

ACCUMULATION UNITS OUTSTANDING	152,009	129,440	565,594	797,696	353,183	580,497

UNIT VALUE (ACCUMULATION)	$15.48	$11.71	$14.50	$13.46	$12.03	$14.11

(1) Cost of investments:	$2,172,800	$1,412,936	$8,172,029	$10,299,613	$3,826,029	$7,192,660
Shares of investments:	160,665	136,731	398,639	959,809	302,251	501,157

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND

ASSETS:
Investments at fair value (1)	$16,220,794	$8,206,523	$6,130,197	$5,758,576	$12,127,659	$9,954,011
Other receivables	102,752	-	-	-	-	-

Total assets	16,323,546	8,206,523	6,130,197	5,758,576	12,127,659	9,994,568

LIABILITIES:
Payable on units of the account	339	216	143	125	336	259
Other payables	103,091	216	143	125	336	259
Payable to the general account	-	-	-	-	-	-

Total liabilities	103,430	432	285	251	672	518

NET ASSETS	$16,220,116	$8,206,092	$6,129,912	$5,758,326	$12,126,987	$9,994,050

NET ASSETS REPRESENTED BY:
Accumulation units	$16,220,116	$8,206,092	$6,129,912	$5,758,326	$12,126,987	$9,994,050

ACCUMULATION UNITS OUTSTANDING	884,945	622,296	438,661	334,195	865,679	786,540

UNIT VALUE (ACCUMULATION)	$18.33	$13.19	$13.97	$17.23	$14.01	$12.71

(1) Cost of investments:	$10,914,948	$7,249,088	$5,369,426	$4,391,538	$10,879,257	$9,540,930
Shares of investments:	138,355	152,001	263,664	185,521	744,485	1,318,412

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES	BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO

ASSETS:
Investments at fair value (1)	$68,501	$790,689	$396,898	$309,876	$705,843	$365,875
Other receivables	-	-	-	-	-	-

Total assets	68,501	790,689	396,898	309,876	705,843	365,875

LIABILITIES:
Payable on units of the account	1	8	14	11	12	12
Other payables	1	8	14	11	12	12
Payable to the general account	-	-	-	-	-	-

Total liabilities	1	16	28	23	25	25

NET ASSETS	$68,499	$790,673	$396,871	$309,854	$705,818	$365,850

NET ASSETS REPRESENTED BY:
Accumulation units	$68,499	$790,673	$396,871	$309,854	$705,818	$365,850

ACCUMULATION UNITS OUTSTANDING	5,567	16,704	4,439	2,600	28,311	3,916

UNIT VALUE (ACCUMULATION)	$12.31	$47.33	$89.40	$119.17	$24.93	$93.43

(1) Cost of investments:	$57,729	$425,462	$273,890	$252,040	$621,846	$279,462
Shares of investments:	5,018	23,290	8,402	6,568	15,147	10,254

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2

ASSETS:
Investments at fair value (1)	$7,608,886	$1,194,497	$7,858,121	$294,497	$7,048,947	$204,664
Other receivables	-	-	104,436	-	-	-

Total assets	7,608,886	1,194,497	7,962,556	294,497	7,048,947	204,664

LIABILITIES:
Payable on units of the account	209	24	179	9	214	7
Other payables	209	24	104,615	9	214	7
Payable to the general account	-	-	-	-	-	-

Total liabilities	419	48	104,794	17	427	13

NET ASSETS	$7,608,467	$1,194,448	$7,857,763	$294,480	$7,048,520	$204,651

NET ASSETS REPRESENTED BY:
Accumulation units	$7,608,467	$1,194,448	$7,857,763	$294,480	$7,048,520	$204,651

ACCUMULATION UNITS OUTSTANDING	402,060	85,921	361,867	15,194	137,815	1,846

UNIT VALUE (ACCUMULATION)	$18.92	$13.90	$21.71	$19.38	$51.14	$110.85

(1) Cost of investments:	$5,634,911	$927,008	$6,273,750	$167,566	$4,579,260	$142,076
Shares of investments:	203,012	46,880	228,036	11,063	223,421	7,242

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP REIT SERIES

ASSETS:
Investments at fair value (1)	$	18,689	$	3,297,625	$	4,683,527	$	557,567	$	1,662,507
Other receivables		-		-		19,424		-		-

Total assets		18,689		3,297,625		4,702,951		557,567		1,662,507

LIABILITIES:
Payable on units of the account		0		62		109				50
Other payables		0		62		19,533				50
Payable to the general account		-		-		-		-		-

Total liabilities		0		124		19,642		-		100

NET ASSETS	$	18,689	$	3,297,501	$	4,683,309	$	557,567	$	1,662,407

NET ASSETS REPRESENTED BY:
Accumulation units	$	18,689	$	3,297,501	$	4,683,309	$	557,567	$	1,662,407

ACCUMULATION UNITS OUTSTANDING		845		286,000		276,039		54,824		148,473

UNIT VALUE (ACCUMULATION)	$	22.12	$	11.53	$	16.97	$	10.17	$	11.20

(1) Cost of investments:	$	21,365	$	3,111,952	$	3,556,703	$	547,959	$	1,774,334
Shares of investments:		1,164		756,336		159,793		29,116		137,625

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL BOND PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$3,401,866	$284,678	$616,775	$75,266	$1,047,639	$1,215,025
Other receivables	6,911	-	-	-	-	-

Total assets	3,408,778	284,678	616,775	75,266	1,047,639	1,215,025

LIABILITIES:
Payable on units of the account	73	1	8	1	24	28
Other payables	6,985	1	8	1	24	28
Payable to the general account	-	-	-	-	-	-

Total liabilities	7,058	2	16	2	49	57

NET ASSETS	$3,401,720	$284,676	$616,759	$75,264	$1,047,591	$1,214,969

NET ASSETS REPRESENTED BY:
Accumulation units	$3,401,720	$284,676	$616,759	75,264	$1,047,591	$1,214,969

ACCUMULATION UNITS OUTSTANDING	253,500	21,913	44,250	7,208	96,827	129,573

UNIT VALUE (ACCUMULATION)	$13.42	$12.99	$13.94	$10.44	$10.82	$9.38

(1) Cost of investments:	$3,656,669	$262,499	$514,747	$75,220	$990,331	$1,254,694
Shares of investments:	100,114	19,647	47,812	7,081	79,307	103,143

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CROCI U.S. VIP	DWS GLOBAL SMALL CAP VIP

ASSETS:
Investments at fair value (1)	$36,502	$3,846,958	$1,827,314	$2,421,910	$78,889	$29,586
Other receivables	-	-	-	-	-	-

Total assets	36,502	3,846,958	1,827,314	2,421,910	78,889	29,586

LIABILITIES:
Payable on units of the account	1	93	47	30	1	0
Other payables	1	93	47	30	1	0
Payable to the general account	-	-	-	-	-	-

Total liabilities	1	185	94	59	2	1

NET ASSETS	$36,501	$3,846,772	$1,827,219	$2,421,851	$78,886	$29,585

NET ASSETS REPRESENTED BY:
Accumulation units	$36,501	$3,846,772	$1,827,219	$2,421,851	$78,886	$29,585

ACCUMULATION UNITS OUTSTANDING	3,584	350,798	174,821	67,158	5,185	1,682

UNIT VALUE (ACCUMULATION)	$10.18	$10.97	$10.45	$36.06	$15.21	$17.58

(1) Cost of investments:	$36,763	$3,678,682	$1,674,386	$1,611,201	$94,353	$34,729
Shares of investments:	3,579	145,059	99,257	57,418	6,082	2,598

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO

ASSETS:
Investments at fair value (1)	$236,825	$6,492,527	$1,046,801	$1,480,940	$42,871,040	$1,332,992
Other receivables	-	-	-	-	-	-

Total assets	236,825	6,494,084	1,046,801	1,480,940	42,871,040	1,332,992

LIABILITIES:
Payable on units of the account	1	158	26	53	749	47
Other payables	1	158	26	53	749	47
Payable to the general account	-	-	-	-	1,215	-

Total liabilities	3	317	51	105	2,713	94

NET ASSETS	$236,822	$6,493,767	$1,046,750	$1,480,835	$42,868,327	$1,332,897

NET ASSETS REPRESENTED BY:
Accumulation units	$236,822	$6,493,767	$1,046,750	$1,480,835	$42,868,327	$1,332,897

ACCUMULATION UNITS OUTSTANDING	12,362	577,056	90,141	22,625	2,779,971	10,109

UNIT VALUE (ACCUMULATION)	$19.16	$11.25	$11.61	$65.45	$15.42	$131.85

(1) Cost of investments:	$294,107	$6,551,501	$1,014,492	$1,257,216	$34,682,941	$779,004
Shares of investments:	19,752	718,995	164,075	86,910	1,893,597	27,673

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$562,048	$763,618	$3,347,785	$179,542	$1,595,390	$4,231,930
Other receivables	-	-	-	-	-	51,626

Total assets	562,048	763,618	3,347,785	179,542	1,595,390	4,283,556

LIABILITIES:
Payable on units of the account	29	18	115	6	55	101
Other payables	29	18	115	6	55	51,727
Payable to the general account	-	-	-	-	-	-

Total liabilities	58	37	230	13	109	51,828

NET ASSETS	$561,990	$763,581	$3,347,555	$179,529	$1,595,281	$4,231,728

NET ASSETS REPRESENTED BY:
Accumulation units	$561,990	$763,581	$3,347,555	$179,529	$1,595,281	$4,231,728

ACCUMULATION UNITS OUTSTANDING	38,519	6,397	13,200	2,776	3,094	263,835

UNIT VALUE (ACCUMULATION)	$14.59	$119.36	$253.60	$64.68	$515.61	$16.04

(1) Cost of investments:	$562,186	$440,163	$1,594,615	$183,587	$794,648	$3,182,398
Shares of investments:	562,048	9,848	32,503	33,812	4,293	185,530

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO		FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

ASSETS:
Investments at fair value (1)	$	252,949	$	113,700	$	3,173,426	$	9,417,363	$	169,045	$	1,433,642
Other receivables		-		-		16,327		14,108		-		-

Total assets		252,949		113,700		3,189,753		9,431,471		169,045		1,433,642

LIABILITIES:
Payable on units of the account		10		4		95		254		6		42
Other payables		10		4		16,422		14,363		6		42
Payable to the general account		-		-		-		-		-		-

Total liabilities		21		7		16,517		14,617		12		85

NET ASSETS	$	252,928	$	113,692	$	3,173,236	$	9,416,854	$	169,033	$	1,433,557

NET ASSETS REPRESENTED BY:
Accumulation units	$	252,928	$	113,692	$	3,173,236	$	9,416,854	$	169,033	$	1,433,557

ACCUMULATION UNITS OUTSTANDING		6,685		2,234		245,404		774,284		7,082		142,488

UNIT VALUE (ACCUMULATION)	$	37.83	$	50.89	$	12.93	$	12.16	$	23.87	$	10.06

(1) Cost of investments:	$	236,780	$	77,315	$	2,869,783	$	9,717,078	$	187,480	$	1,380,949
Shares of investments:		17,952		4,287		210,579		609,538		18,236		152,191

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GOLDMAN SACHS VIT STRATEGIC GROWTH FUND		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS		GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND

ASSETS:
Investments at fair value (1)	$	3,454	$	45,013	$	3,252,469	$	8,708,639	$	1,387,753	$	24,250,394
Other receivables		0		-		-		17,023		-		-

Total assets		3,454		45,013		3,252,469		8,725,661		1,387,753		24,250,394

LIABILITIES:
Payable on units of the account				2		81		197		29		426
Other payables				2		81		17,220		29		426
Payable to the general account		-		-		-		-		-		5,874

Total liabilities		-		4		162		17,417		58		6,725

NET ASSETS	$	3,454	$	45,009	$	3,252,307	$	8,708,245	$	1,387,695	$	24,243,669

NET ASSETS REPRESENTED BY:
Accumulation units	$	3,454	$	45,009	$	3,252,307	$	8,708,245	$	1,387,695	$	24,243,669

ACCUMULATION UNITS OUTSTANDING		77		1,256		187,463		632,336		98,656		2,054,195

UNIT VALUE (ACCUMULATION)	$	45.15	$	35.83	$	17.35	$	13.77	$	14.07	$	11.80

(1) Cost of investments:	$	2,685	$	38,204	$	2,999,901	$	8,829,613	$	1,361,168	$	22,437,721
Shares of investments:		224		2,242		160,934		1,371,439		115,743		1,603,862

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST CORE BOND FUND		GREAT-WEST EMERGING MARKETS EQUITY FUND		GREAT-WEST GLOBAL BOND FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND

ASSETS:
Investments at fair value (1)	$	8,948,467	$	14,327,073	$	9,690,487	$	1,014,232	$	5,298,478	$	45,601,981
Other receivables		24,541		11,752		-		-		-		142,662

Total assets		8,973,009		14,338,826		9,690,487		1,014,232		5,298,478		45,744,656

LIABILITIES:
Payable on units of the account		233		345		157		20		128		778
Other payables		24,775		12,097		157		20		128		143,439
Payable to the general account		-		-		-		-		-		-

Total liabilities		25,008		12,442		315		41		257		144,217

NET ASSETS	$	8,948,001	$	14,326,384	$	9,690,172	$	1,014,191	$	5,298,221	$	45,600,439

NET ASSETS REPRESENTED BY:
Accumulation units	$	8,948,001	$	14,326,384	$	9,690,172	$	1,014,191	$	5,298,221	$	45,600,439

ACCUMULATION UNITS OUTSTANDING		769,950		1,216,452		796,377		86,197		499,336		4,544,672
UNIT VALUE (ACCUMULATION)	$	11.62	$	11.78	$	12.17	$	11.77	$	10.61	$	10.03

(1) Cost of investments:	$	8,232,136	$	13,848,994	$	9,290,875	$	778,869	$	5,222,616	$	45,596,090
Shares of investments:		908,474		1,726,153		839,003		92,036		628,526		45,601,981

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST HIGH YIELD BOND FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND		GREAT-WEST INTERNATIONAL GROWTH FUND		GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND

ASSETS:
Investments at fair value (1)	$	1,939,916	$	548,415	$	2,978,583	$	14,525,954	$	5,319,638
Other receivables		-		-		9,333		-		-

Total assets		1,939,916		548,415		2,987,916		14,525,954		5,319,638

LIABILITIES:
Payable on units of the account		52		14		82		242		99
Other payables		52		14		9,415		242		99
Payable to the general account		-		-		-		12,973		-

Total liabilities		104		27		9,497		13,457		198

NET ASSETS	$	1,939,812	$	548,387	$	2,978,419	$	14,512,497	$	5,319,441

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,939,812	$	548,387	$	2,978,419	$	14,512,497	$	5,319,441

ACCUMULATION UNITS OUTSTANDING		145,883		49,348		189,786		1,064,030		357,273
UNIT VALUE (ACCUMULATION)	$	13.30	$	11.11	$	15.69	$	13.64	$	14.89

(1) Cost of investments:	$	1,847,783	$	524,593	$	2,276,552	$	13,171,428	$	5,234,283
Shares of investments:		232,047		52,430		185,351		1,162,076		442,198

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND		GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND

ASSETS:
Investments at fair value (1)	$	7,670,817	$	4,196,372	$	1,557,999	$	3,678,607	$	5,841,817	$	2,922,877
Other receivables		-		-		-		-		-		-

Total assets		7,670,817		4,196,372		1,557,999		3,678,607		5,841,817		2,922,877

LIABILITIES:
Payable on units of the account		138		99		22		89		138		71
Other payables		138		99		22		89		138		71
Payable to the general account		-		-		-		-		-		-

Total liabilities		275		198		44		177		276		143

NET ASSETS	$	7,670,542	$	4,196,173	$	1,557,955	$	3,678,430	$	5,841,541	$	2,922,734

NET ASSETS REPRESENTED BY:
Accumulation units	$	7,670,542	$	4,196,173	$	1,557,955	$	3,678,430	$	5,841,541	$	2,922,734

ACCUMULATION UNITS OUTSTANDING		309,926		383,361		114,931		268,322		409,662		198,938
UNIT VALUE (ACCUMULATION)	$	24.75	$	10.95	$	13.56	$	13.71	$	14.26	$	14.69

(1) Cost of investments:	$	7,417,412	$	3,900,340	$	1,445,391	$	3,476,252	$	5,545,354	$	2,800,456
Shares of investments:		749,103		190,225		105,484		317,944		376,891		244,797

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$	2,353,623	$	211,304	$	1,316,053	$	576,013	$	1,962,078	$	2,936,673
Other receivables		-		-		-		-		-		-

Total assets		2,353,623		211,304		1,316,053		576,013		1,962,078		2,936,673

LIABILITIES:
Payable on units of the account		30		5		23		10		27		87
Other payables		30		5		23		10		27		87
Payable to the general account		-		-		-		-		-		-

Total liabilities		59		9		46		20		54		174

NET ASSETS	$	2,353,564	$	211,295	$	1,316,007	$	575,993	$	1,962,024	$	2,936,498

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,353,564	$	211,295	$	1,316,007	$	575,993	$	1,962,024	$	2,936,498

ACCUMULATION UNITS OUTSTANDING		151,100		13,684		84,463		37,012		127,052		224,604
UNIT VALUE (ACCUMULATION)	$	15.58	$	15.44	$	15.58	$	15.56	$	15.44	$	13.07

(1) Cost of investments:	$	2,197,132	$	194,652	$	1,243,153	$	532,100	$	1,874,463	$	2,955,176
Shares of investments:		155,150		17,772		86,754		46,565		105,715		236,067

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST MODERATE PROFILE FUND CLASS L		GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST MULTI-SECTOR BOND FUND

ASSETS:
Investments at fair value (1)	$	159,594,321	$	88,285,516	$	17,284,011	$	23,130,429	$	24,854,650	$	8,643,586
Other receivables		752,689		125,453		-		61,509		33,665		-

Total assets		160,347,010		88,410,969		17,284,011		23,191,938		24,888,315		8,643,586

LIABILITIES:
Payable on units of the account		4,609		2,412		339		648		621		199
Other payables		757,298		127,865		339		62,157		34,286		199
Payable to the general account		-		-		-		-		-		-

Total liabilities		761,907		130,277		678		62,804		34,907		398

NET ASSETS	$	159,585,103	$	88,280,692	$	17,283,333	$	23,129,133	$	24,853,408	$	8,643,189

NET ASSETS REPRESENTED BY:
Accumulation units	$	159,585,103	$	88,280,692	$	17,283,333	$	23,129,133	$	24,853,408	$	8,643,189

ACCUMULATION UNITS OUTSTANDING		12,695,635		6,948,704		1,308,820		1,920,700		2,033,844		664,619
UNIT VALUE (ACCUMULATION)	$	12.57	$	12.70	$	13.21	$	12.04	$	12.22	$	13.00

(1) Cost of investments:	$	148,448,122	$	88,887,735	$	17,932,749	$	21,936,135	$	24,209,474	$	7,926,267
Shares of investments:		14,123,391		12,487,343		2,262,305		2,283,359		2,777,056		593,245

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND

ASSETS:
Investments at fair value (1)	$	4,851,152	$	111,767,929	$	24,279,499	$	25,017,737	$	332,821,816	$	9,629,771
Other receivables		-		-		-		-		1,052,022		-

Total assets		4,851,152		111,767,929		24,279,499		25,017,737		333,873,838		9,629,771

LIABILITIES:
Payable on units of the account		93		1,943		471		436		9,324		211
Other payables		93		1,943		471		436		1,061,347		211
Payable to the general account		-		89,061		7,960		8,106		-		-

Total liabilities		186		92,947		8,901		8,978		1,070,671		421

NET ASSETS	$	4,850,965	$	111,674,982	$	24,270,597	$	25,008,760	$	332,803,167	$	9,629,349

NET ASSETS REPRESENTED BY:
Accumulation units	$	4,850,965	$	111,674,982	$	24,270,597	$	25,008,760	$	332,803,167	$	9,629,349

ACCUMULATION UNITS OUTSTANDING		433,189		5,769,074		1,522,422		1,545,357		23,442,264		869,593
UNIT VALUE (ACCUMULATION)	$	11.20	$	19.36	$	15.94	$	16.18	$	14.20	$	11.07

(1) Cost of investments:	$	5,078,314	$	96,319,169	$	21,939,669	$	24,231,302	$	315,423,041	$	9,440,718
Shares of investments:		446,699		4,282,296		1,368,630		1,956,039		26,905,563		894,129

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		GREAT-WEST SMALL CAP GROWTH FUND		GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND

ASSETS:
Investments at fair value (1)	$	2,302,002	$	3,023,600	$	19,346,451	$	4,285,528	$	2,265,527	$	3,815,443
Other receivables		-		-		-		-		-		8,935

Total assets		2,302,002		3,023,600		19,346,451		4,285,528		2,265,527		3,824,378

LIABILITIES:
Payable on units of the account		49		42		442		103		64		98
Other payables		49		42		442		103		64		9,033
Payable to the general account		-		-		-		-		-		-

Total liabilities		98		84		884		206		128		9,130

NET ASSETS	$	2,301,904	$	3,023,516	$	19,345,567	$	4,285,322	$	2,265,399	$	3,815,248

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,301,904	$	3,023,516	$	19,345,567	$	4,285,322	$	2,265,399	$	3,815,248

ACCUMULATION UNITS OUTSTANDING		107,122		233,759		944,841		379,669		168,880		247,596
UNIT VALUE (ACCUMULATION)	$	21.49	$	12.93	$	20.47	$	11.29	$	13.41	$	15.41

(1) Cost of investments:	$	2,034,883	$	2,751,714	$	14,553,425	$	4,239,456	$	1,876,840	$	3,386,820
Shares of investments:		171,791		104,083		519,786		331,954		745,239		141,785

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND

ASSETS:
Investments at fair value (1)	$	2,301,707	$	506,382	$	1,376,616	$	4,930,146	$	1,772,149	$	310,397
Other receivables		-		-		-		-		-		-

Total assets		2,301,707		506,382		1,376,616		4,930,146		1,772,149		310,397

LIABILITIES:
Payable on units of the account		70		14		34		119		43		7
Other payables		70		14		34		119		43		7
Payable to the general account		-		-		-		-		-		-

Total liabilities		140		28		68		239		86		14

NET ASSETS	$	2,301,568	$	506,355	$	1,376,548	$	4,929,907	$	1,772,062	$	310,384

NET ASSETS REPRESENTED BY:
Accumulation units	$	2,301,568	$	506,355	$	1,376,548	$	4,929,907	$	1,772,062	$	310,384

ACCUMULATION UNITS OUTSTANDING		198,312		31,350		120,983		353,236		125,920		18,805
UNIT VALUE (ACCUMULATION)	$	11.61	$	16.15	$	11.38	$	13.96	$	14.07	$	16.51

(1) Cost of investments:	$	2,104,155	$	587,207	$	1,506,934	$	5,439,949	$	1,566,292	$	283,073
Shares of investments:		276,980		16,723		96,065		263,644		42,315		16,175

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	IVY VIP ENERGY	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES

ASSETS:
Investments at fair value (1)	$714,539	$44,333,769	$11,051,945	$3,395,047	$158,058	$91,618
Other receivables	-	1,014	11,106	-	-	-

Total assets	714,539	44,334,782	11,063,051	3,395,047	158,058	91,618

LIABILITIES:
Payable on units of the account	12	1,010	210	91	2	3
Other payables	12	2,024	11,316	91	2	3
Payable to the general account	-	-	-	-	-	-

Total liabilities	24	3,034	11,526	183	4	6

NET ASSETS	$714,515	$44,331,748	$11,051,525	$3,394,864	$158,055	$91,612

NET ASSETS REPRESENTED BY:
Accumulation units	$714,515	$44,331,748	$11,051,525	$3,394,864	$158,055	$91,612

ACCUMULATION UNITS OUTSTANDING	174,096	2,521,641	534,480	282,669	8,343	3,338

UNIT VALUE (ACCUMULATION)	$4.10	$17.58	$20.68	$12.01	$18.94	$27.45

(1) Cost of investments:	$1,075,899	$36,515,655	$8,885,064	$3,065,780	$172,228	$77,534
Shares of investments:	288,016	961,687	126,366	242,850	10,250	2,398

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO

ASSETS:
Investments at fair value (1)	$80,905	$444,507	$934,234	$342,139	$733,427	$2,905,576
Other receivables	-	-	-	0	-	9,357

Total assets	80,905	444,507	934,234	342,139	733,427	2,914,933

LIABILITIES:
Payable on units of the account	2	12	21	9	18	74
Other payables	2	12	21	9	18	9,431
Payable to the general account	-	-	-	-	-	-

Total liabilities	4	23	42	17	36	9,504

NET ASSETS	$80,901	$444,483	$934,191	$342,122	$733,391	$2,905,429

NET ASSETS REPRESENTED BY:
Accumulation units	$80,901	$444,483	$934,191	$342,122	$733,391	$2,905,429

ACCUMULATION UNITS OUTSTANDING	6,387	33,382	78,575	29,020	30,064	176,985

UNIT VALUE (ACCUMULATION)	$12.67	$13.31	$11.89	$11.79	$24.39	$16.42

(1) Cost of investments:	$71,548	$377,131	$870,546	$314,812	$401,436	$2,612,571
Shares of investments:	2,212	22,529	82,749	14,351	15,545	51,263

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT EMERGING MARKETS FUND

ASSETS:
Investments at fair value (1)	$	183,186	$	19,213,347	$	2,464,741	$	997,990	$	89,306
Other receivables		0		65,209		-		-		-

Total assets		183,186		19,278,555		2,464,741		997,990		89,306

LIABILITIES:
Payable on units of the account		0		434		36		22		3
Other payables		0		65,643		36		22		3
Payable to the general account		-		-		-		-		-

Total liabilities		0		66,077		72		44		6

NET ASSETS	$	183,185	$	19,212,478	$	2,464,670	$	997,946	$	89,300

NET ASSETS REPRESENTED BY:
Accumulation units	$	183,185	$	19,212,478	$	2,464,670	$	997,946	$	89,300

ACCUMULATION UNITS OUTSTANDING		14,591		669,399		187,041		51,191		6,105

UNIT VALUE (ACCUMULATION)	$	12.55	$	28.70	$	13.18	$	19.49	$	14.63

(1) Cost of investments:	$	168,468	$	13,787,188	$	2,638,840	$	812,656	$	63,222
Shares of investments:		11,521		659,120		234,737		32,423		6,059

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT SHORT TERM PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO

ASSETS:
Investments at fair value (1)	$	1,275,401	$	1,325,958	$	6,556,334	$	2,223,196	$	6,831,679	$	15,288,729
Other receivables		-		-		-		-		-		-

Total assets		1,275,401		1,325,958		6,556,334		2,223,196		6,831,679		15,288,729

LIABILITIES:
Payable on units of the account		17		35		156		57		128		281
Other payables		17		35		156		57		128		281
Payable to the general account		-		-		-		-		-		-

Total liabilities		35		70		313		115		257		562

NET ASSETS	$	1,275,367	$	1,325,888	$	6,556,021	$	2,223,081	$	6,831,422	$	15,288,167

NET ASSETS REPRESENTED BY:
Accumulation units	$	1,275,367	$	1,325,888	$	6,556,021	$	2,223,081	$	6,831,422	$	15,288,167

ACCUMULATION UNITS OUTSTANDING		159,048		103,242		627,004		187,946		641,284		1,255,153

UNIT VALUE (ACCUMULATION)	$	8.02	$	12.84	$	10.46	$	11.83	$	10.65	$	12.18

(1) Cost of investments:	$	1,340,460	$	1,371,171	$	6,492,750	$	1,964,496	$	6,756,798	$	14,300,771
Shares of investments:		208,059		89,774		631,631		159,712		655,631		1,319,131

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND

ASSETS:
Investments at fair value (1)	$1,086,205	$3,836,657	$2,027,117	$9,401,835	$4,106,082	$907,141
Other receivables	-	8,038	19,422	13,460	-	7,553

Total assets	1,086,205	3,844,695	2,046,539	9,415,296	4,106,082	914,694

LIABILITIES:
Payable on units of the account	26	114	57	189	89	26
Other payables	26	8,152	19,479	13,649	89	7,579
Payable to the general account	-	-	-	-	-	-

Total liabilities	53	8,267	19,537	13,838	179	7,604

NET ASSETS	$1,086,152	$3,836,428	$2,027,002	$9,401,458	$4,105,903	$907,090

NET ASSETS REPRESENTED BY:
Accumulation units	$1,086,152	$3,836,428	$2,027,002	$9,401,458	$4,105,903	$907,090

ACCUMULATION UNITS OUTSTANDING	78,519	282,742	148,586	378,980	343,521	75,598

UNIT VALUE (ACCUMULATION)	$13.83	$13.57	$13.64	$24.81	$11.95	$12.00

(1) Cost of investments:	$976,894	$3,539,283	$1,769,213	$6,988,520	$3,957,234	$813,639
Shares of investments:	42,580	207,724	95,214	646,174	358,297	55,045

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI ASSET ABSOLUTE RETURN FUND	PUTNAM VT MULTI-CAP CORE FUND	PUTNAM VT RESEARCH FUND

ASSETS:
Investments at fair value (1)	$155,553	$218,417	$242,069	$1,052,738	$485,774	$597,642
Other receivables	-	0	-	-	-	-

Total assets	155,553	218,417	242,069	1,052,738	485,774	597,642

LIABILITIES:
Payable on units of the account	3	5	3	34	10	15
Other payables	3	5	3	34	10	15
Payable to the general account	-	-	-	-	-	-

Total liabilities	5	10	6	67	20	30

NET ASSETS	$155,547	$218,407	$242,063	$1,052,671	$485,754	$597,612

NET ASSETS REPRESENTED BY:
Accumulation units	$155,547	$218,407	$242,063	$1,052,671	$485,754	$597,612

ACCUMULATION UNITS OUTSTANDING	8,944	17,869	21,878	117,667	28,163	32,692

UNIT VALUE (ACCUMULATION)	$17.39	$12.22	$11.06	$8.95	$17.25	$18.28

(1) Cost of investments:	$118,357	$217,370	$242,884	$1,144,823	$410,369	$520,162
Shares of investments:	6,280	21,351	26,807	113,320	22,531	19,493

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP GROWTH FUND	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VAN ECK VIP EMERGING MARKETS FUND

ASSETS:
Investments at fair value (1)	$580,274	$999,825	$55,297,259	$16,638,719	$53,800
Other receivables	-	-	123,618	11,412	-

Total assets	580,274	999,825	55,420,877	16,650,131	53,800

LIABILITIES:
Payable on units of the account	15	18	1,290	432	2
Other payables	15	18	124,908	11,844	2
Payable to the general account	-	-	-	-	-

Total liabilities	29	36	126,198	12,276	5

NET ASSETS	$580,245	$999,789	$55,294,679	$16,637,855	$53,795

NET ASSETS REPRESENTED BY:
Accumulation units	$580,245	$999,789	$55,294,679	$16,637,855	$53,795

ACCUMULATION UNITS OUTSTANDING	29,664	83,181	2,358,019	819,480	1,227

UNIT VALUE (ACCUMULATION)	$19.56	$12.02	$23.45	$20.30	$43.83

(1) Cost of investments:	$407,386	$1,046,694	$39,142,259	$12,892,666	$47,347
Shares of investments:	25,428	99,883	1,140,620	287,072	3,185

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S	VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS

ASSETS:
Investments at fair value (1)	$962,192	$95,577
Other receivables	-	-

Total assets	962,192	95,577

LIABILITIES:
Payable on units of the account	19	3
Other payables	19	3
Payable to the general account	-	-

Total liabilities	37	5

NET ASSETS	$962,155	$95,571

NET ASSETS REPRESENTED BY:
Accumulation units	$962,155	$95,571

ACCUMULATION UNITS OUTSTANDING	115,125	2,770

UNIT VALUE (ACCUMULATION)	$8.36	$34.50

(1) Cost of investments:	$813,799	$78,842
Shares of investments:	44,649	4,252

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

INVESTMENT INCOME:
Dividends	$0	$2,760	$(0)	$5,623	$0	$21,212

EXPENSES:
Mortality and expense risk	18,683	15,286	18,509	3,530	1,715	6,046

NET INVESTMENT INCOME (LOSS)	(18,683)	(12,527)	(18,509)	2,094	(1,715)	15,166

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	111,155	114,736	163,560	8,793	(364)	(74,158)
Realized gain distributions	281,107	246,727	250,823	37,728	22,269	0

Net realized gain (loss) on investments	392,262	361,463	414,383	46,520	21,905	(74,158)

Change in net unrealized appreciation (depreciation) on investments	268,713	452,566	570,668	215,922	80,127	(195,039)

Net realized and unrealized gain (loss) on investments	660,975	814,030	985,050	262,443	102,032	(269,198)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$642,292	$801,503	$966,541	$264,536	$100,317	$(254,032)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND

INVESTMENT INCOME:
Dividends	$248,093	$18,999	$125,976	$209,629	$58,665	$80,444

EXPENSES:
Mortality and expense risk	17,676	9,237	55,763	79,934	25,637	56,778

NET INVESTMENT INCOME (LOSS)	230,417	9,762	70,213	129,694	33,028	23,665

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	17,702	29,751	(188,506)	(221,589)	(79,937)	(230,865)
Realized gain distributions	35,116	0	0	260,360	42,792	196,156

Net realized gain (loss) on investments	52,818	29,751	(188,506)	38,771	(37,146)	(34,709)

Change in net unrealized appreciation (depreciation) on investments	(150,283)	76,349	30,906	(396,020)	312,612	522,735

Net realized and unrealized gain (loss) on investments	(97,466)	106,100	(157,600)	(357,249)	275,466	488,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$132,951	$115,862	$(87,386)	$(227,555)	$308,495	$511,691

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND

INVESTMENT INCOME:
Dividends	$24,746	$86,283	$23,205	$1,943	$141,929	$469,222

EXPENSES:
Mortality and expense risk	71,997	56,882	39,865	32,470	87,477	70,364

NET INVESTMENT INCOME (LOSS)	(47,251)	29,401	(16,660)	(30,527)	54,452	398,858

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	474,356	(24,567)	(77,100)	56,592	87,736	(63,048)
Realized gain distributions	288,007	188,786	0	54,387	693,859	0

Net realized gain (loss) on investments	762,364	164,219	(77,100)	110,978	781,594	(63,048)

Change in net unrealized appreciation (depreciation) on investments	4,901,772	734,240	760,773	1,015,052	1,201,631	215,565

Net realized and unrealized gain (loss) on investments	5,664,135	898,459	683,673	1,126,030	1,983,225	152,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,616,885	$927,859	$667,013	$1,095,503	$2,037,677	$551,375

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES	BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
	(1)

INVESTMENT INCOME:
Dividends	$894	$414	$3,615	$2,234	$3,309	$2,383

EXPENSES:
Mortality and expense risk	152	1,713	3,426	2,948	3,091	3,159

NET INVESTMENT INCOME (LOSS)	742	(1,299)	189	(714)	218	(775)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,379)	6,359	621	1,583	(1,722)	6,506
Realized gain distributions	75	66,259	3,923	23,679	49,081	23,056

Net realized gain (loss) on investments	(2,303)	72,618	4,544	25,262	47,359	29,562

Change in net unrealized appreciation (depreciation) on investments	10,772	252,276	67,999	35,792	82,782	38,976

Net realized and unrealized gain (loss) on investments	8,468	324,894	72,543	61,054	130,141	68,538

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,210	$323,595	$72,732	$60,340	$130,359	$67,763

	(1) For the period of January 10, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BNY MELLON VIF INTERNATIONAL VALUE PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
	(1)

INVESTMENT INCOME:
Dividends	$1,004	$1,159	$393	$0	$0	$0

EXPENSES:
Mortality and expense risk	22	50,992	6,668	42,464	2,384	53,210

NET INVESTMENT INCOME (LOSS)	982	(49,833)	(6,275)	(42,464)	(2,384)	(53,210)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(6,145)	224,746	(15,792)	98,835	23,005	38,103
Realized gain distributions	0	280,817	14,295	567,944	0	422,930

Net realized gain (loss) on investments	(6,145)	505,563	(1,497)	666,779	23,005	461,033

Change in net unrealized appreciation (depreciation) on investments	(1,671)	1,277,397	108,051	1,727,029	(4,238)	1,769,961

Net realized and unrealized gain (loss) on investments	(7,816)	1,782,960	106,554	2,393,809	18,767	2,230,994

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,834)	$1,733,127	$100,279	$2,351,344	$16,382	$2,177,784

	(1) For the period of January 1, 2020 to April 21, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES		DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES
									(1)		(2)

INVESTMENT INCOME:
Dividends	$0	$	133	$	97,873	$	18,777	$	0	$	12,296	$	27,527

EXPENSES:
Mortality and expense risk	1,623		74		17,232		29,400		0		4,431		14,375

NET INVESTMENT INCOME (LOSS)	(1,623)		59		80,641		(10,623)		0		7,865		13,152

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(777)		(8,810)		(10,079)		(245,846)		(283)		(32,459)		(42,846)
Realized gain distributions	12,992		1,709		0		70,456		0		30,164		87,768

Net realized gain (loss) on investments	12,214		(7,101)		(10,079)		(175,390)		(283)		(2,295)		44,921

Change in net unrealized appreciation (depreciation) on investments	49,451		6,906		123,110		957,058		9,608		10,769		(303,302)

Net realized and unrealized gain (loss) on investments	61,666		(195)		113,031		781,668		9,325		8,474		(258,381)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,043	$	(136)	$	193,673	$	771,045	$	9,325	$	16,339	$	(245,229)

	(1) For the period of December 11, 2020 to December 31, 2020.
	(2) For the period of January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

		DELAWARE VIP SMALL CAP VALUE SERIES	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO		DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO		DIMENSIONAL VA GLOBAL BOND PORTFOLIO		DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO		DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$	30,093	$2,951	$	9,396	$	20	$	19,172	$	26,276

EXPENSES:
Mortality and expense risk		22,547	265		2,063		924		6,747		9,096

NET INVESTMENT INCOME (LOSS)		7,545	2,686		7,333		(904)		12,425		17,180

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(252,551)	(278)		(2,396)		(489)		(33,467)		(167,917)
Realized gain distributions		171,576	3,191		1,425		0		16,887		0

Net realized gain (loss) on investments		(80,975)	2,913		(971)		(489)		(16,580)		(167,917)

Change in net unrealized appreciation (depreciation) on investments		(183,137)	20,739		55,044		2,851		65,760		19,512
Net realized and unrealized gain (loss) on investments		(264,112)	23,652		54,073		2,362		49,181		(148,405)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(256,566)	$26,337	$	61,406	$	1,458	$	61,606	$	(131,225)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO		DIMENSIONAL VA US LARGE VALUE PORTFOLIO		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DWS CAPITAL GROWTH VIP		DWS CROCI U.S. VIP		DWS GLOBAL SMALL CAP VIP

INVESTMENT INCOME:
Dividends	$217	$	77,442	$	27,223	$	5,271	$	2,272	$	137

EXPENSES:
Mortality and expense risk	314		26,746		13,597		7,197		344		73

NET INVESTMENT INCOME (LOSS)	(97)		50,696		13,626		(1,926)		1,928		63

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(97)		(100,370)		(66,886)		68,007		(9,349)		(73)
Realized gain distributions	0		0		0		132,556		5,828		0

Net realized gain (loss) on investments	(97)		(100,370)		(66,886)		200,563		(3,521)		(73)

Change in net unrealized appreciation (depreciation) on investments	79		(40,193)		92,639		485,929		(17,532)		4,187

Net realized and unrealized gain (loss) on investments	(18)		(140,563)		25,753		686,493		(21,053)		4,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(115)	$	(89,867)	$	39,378	$	684,567	$	(19,125)	$	4,177

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP		EATON VANCE VT FLOATING- RATE INCOME FUND		FEDERATED HERMES HIGH INCOME BOND FUND II		FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,222	$	223,478	$	63,137	$	20,433	$	468,268	$	2,950

EXPENSES:
Mortality and expense risk	375		45,432		7,351		14,032		186,478		11,622

NET INVESTMENT INCOME (LOSS)	1,847		178,046		55,786		6,401		281,790		(8,672)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(262)		(117,336)		(35,295)		8,832		381,090		43,904
Realized gain distributions	16,351		0		0		18,111		526,130		6,204

Net realized gain (loss) on investments	16,089		(117,336)		(35,295)		26,943		907,220		50,108

Change in net unrealized appreciation (depreciation) on investments	(21,199)		(42,187)		14,041		146,444		6,225,745		265,180

Net realized and unrealized gain (loss) on investments	(5,110)		(159,522)		(21,254)		173,387		7,132,964		315,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,263)	$	18,523	$	34,532	$	179,788	$	7,414,754	$	306,616

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

			FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO		FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$		2,038	$	88	$	2,121	$	9,266	$	24,792	$	5,339

EXPENSES:
Mortality and expense risk			7,304		4,571		28,147		2,385		14,391		25,835

NET INVESTMENT INCOME (LOSS)			(5,265)		(4,483)		(26,026)		6,881		10,401		(20,496)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares			(1,991)		53,381		178,004		(4,994)		114,040		1,854
Realized gain distributions			0		36,101		268,617		0		4,875		116,224

Net realized gain (loss) on investments			(1,991)		89,481		446,621		(4,994)		118,915		118,078

Change in net unrealized appreciation (depreciation) on investments			(139)		137,731		599,972		(3,611)		72,545		578,004

Net realized and unrealized gain (loss) on investments			(2,130)		227,212		1,046,593		(8,604)		191,460		696,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$	(7,395)	$	222,729	$	1,020,567	$	(1,723)	$	201,861	$	675,586

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT LARGE CAP VALUE FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO

INVESTMENT INCOME:
Dividends	$5,139	$445	$43,703	$505,716	$2,151	$24,136

EXPENSES:
Mortality and expense risk	1,897	1,131	26,087	73,014	1,518	11,619

NET INVESTMENT INCOME (LOSS)	3,242	(686)	17,616	432,702	633	12,517

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(600)	13,692	(3,224)	(110,740)	(1,723)	(6,013)
Realized gain distributions	69	540	96,288	7,282	2,831	0

Net realized gain (loss) on investments	(530)	14,232	93,063	(103,459)	1,108	(6,013)

Change in net unrealized appreciation (depreciation) on investments	11,284	(590)	83,969	(413,173)	2,468	66,502

Net realized and unrealized gain (loss) on investments	10,754	13,643	177,032	(516,632)	3,576	60,489

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,996	$12,956	$194,648	$(83,930)	$4,209	$73,006

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND

INVESTMENT INCOME:
Dividends	$3	$350	$18,851	$116,219	$29,762	$348,171

EXPENSES:
Mortality and expense risk	250	973	20,017	50,955	8,393	113,523

NET INVESTMENT INCOME (LOSS)	(247)	(623)	(1,165)	65,264	21,369	234,649

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	9,037	6,994	(84,888)	(243,600)	(34,601)	336,178
Realized gain distributions	257	1,758	126,559	236,671	28,513	323,330

Net realized gain (loss) on investments	9,295	8,752	41,671	(6,929)	(6,088)	659,508

Change in net unrealized appreciation (depreciation) on investments	(3,332)	5,821	379,642	897,157	72,132	605,842

Net realized and unrealized gain (loss) on investments	5,963	14,573	421,313	890,228	66,045	1,265,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,716	$13,950	$420,147	$955,492	$87,414	$1,499,998

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND

INVESTMENT INCOME:
Dividends	$82,533	$268,811	$225,970	$17,922	$55,509	$124,072

EXPENSES:
Mortality and expense risk	57,302	97,022	40,188	5,513	35,905	209,065

NET INVESTMENT INCOME (LOSS)	25,231	171,789	185,782	12,410	19,604	(84,993)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(24,938)	(161,697)	74,649	(30,490)	(13,716)	(77,333)
Realized gain distributions	39,776	80,945	48,132	0	0	0

Net realized gain (loss) on investments	14,838	(80,752)	122,781	(30,490)	(13,716)	(77,333)

Change in net unrealized appreciation (depreciation) on investments	693,539	877,175	222,570	160,427	207,643	5,891

Net realized and unrealized gain (loss) on investments	708,377	796,424	345,351	129,937	193,928	(71,442)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$733,608	$968,213	$531,132	$142,347	$213,532	$(156,435)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST HIGH YIELD BOND FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND
						(1)

INVESTMENT INCOME:
Dividends	$69,599	$5,316	$(0)	$221,376	$46,738	$1,909

EXPENSES:
Mortality and expense risk	13,858	3,535	20,114	68,083	26,393	6,104

NET INVESTMENT INCOME (LOSS)	55,740	1,781	(20,114)	153,293	20,345	(4,195)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(55,812)	4,214	(4,727)	(83,637)	(197,122)	(210,828)
Realized gain distributions	0	5,416	26,092	130,358	58,661	0

Net realized gain (loss) on investments	(55,812)	9,630	21,364	46,721	(138,461)	(210,828)

Change in net unrealized appreciation (depreciation) on investments	125,840	18,869	597,574	885,856	456,541	67,376

Net realized and unrealized gain (loss) on investments	70,028	28,499	618,938	932,577	318,080	(143,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,768	$30,280	$598,824	$1,085,869	$338,425	$(147,647)

	(1) For the period of January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LARGE CAP VALUE FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2020 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND

INVESTMENT INCOME:
Dividends	$157,885	$2,361	$25,388	$66,876	$98,132	$53,027

EXPENSES:
Mortality and expense risk	34,107	28,825	6,615	24,015	37,057	18,480

NET INVESTMENT INCOME (LOSS)	123,778	(26,464)	18,773	42,861	61,075	34,547

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(123,662)	(82,913)	363	(16,809)	(20,262)	(9,682)
Realized gain distributions	1,678,014	68,227	25,148	101,822	148,356	105,185

Net realized gain (loss) on investments	1,554,352	(14,685)	25,511	85,013	128,094	95,502

Change in net unrealized appreciation (depreciation) on investments	506,667	59,156	100,136	200,758	373,215	172,879

Net realized and unrealized gain (loss) on investments	2,061,019	44,470	125,647	285,771	501,309	268,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,184,796	$18,006	$144,420	$328,632	$562,384	$302,929

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LIFETIME 2045 FUND	GREAT-WEST LIFETIME 2050 FUND	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST MID CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$37,595	$3,545	$19,827	$9,998	$23,137	$21,177

EXPENSES:
Mortality and expense risk	7,573	1,472	5,683	2,604	8,425	24,603

NET INVESTMENT INCOME (LOSS)	30,022	2,074	14,144	7,394	14,711	(3,426)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(23,569)	(5,404)	(50,330)	(2,811)	(98,365)	(68,503)
Realized gain distributions	86,435	9,172	54,495	25,326	47,087	1,665

Net realized gain (loss) on investments	62,866	3,768	4,166	22,515	(51,278)	(66,838)

Change in net unrealized appreciation (depreciation) on investments	141,790	19,222	90,244	35,412	96,125	(12,840)

Net realized and unrealized gain (loss) on investments	204,656	22,990	94,410	57,927	44,847	(79,678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$234,678	$25,064	$108,554	$65,321	$59,559	$(83,104)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND

INVESTMENT INCOME:
Dividends	$1,345,514	$1,201,940	$307,065	$133,606	$285,484	$257,361

EXPENSES:
Mortality and expense risk	1,257,115	663,140	93,038	171,386	168,261	56,117

NET INVESTMENT INCOME (LOSS)	88,399	538,800	214,027	(37,781)	117,223	201,244

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,137,768)	(1,309,221)	(608,559)	(134,730)	(279,962)	24,736
Realized gain distributions	1,638,112	1,450,239	1,071,126	244,228	295,744	43,022

Net realized gain (loss) on investments	500,344	141,018	462,567	109,497	15,782	67,758

Change in net unrealized appreciation (depreciation) on investments	13,235,087	7,246,412	745,888	1,683,883	1,730,898	312,950

Net realized and unrealized gain (loss) on investments	13,735,430	7,387,431	1,208,454	1,793,380	1,746,680	380,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,823,829	$7,926,230	$1,422,481	$1,755,600	$1,863,903	$581,952

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND

INVESTMENT INCOME:
Dividends	$78,129	$713,363	$206,932	$304,202	$6,076,155	$189,304

EXPENSES:
Mortality and expense risk	27,661	518,223	132,948	125,085	2,511,658	55,646

NET INVESTMENT INCOME (LOSS)	50,469	195,140	73,984	179,117	3,564,496	133,657

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(165,723)	2,266,543	(903,379)	(2,406,644)	(400,894)	(30,492)
Realized gain distributions	0	7,919,091	1,129,486	1,272,779	13,860,569	29,608

Net realized gain (loss) on investments	(165,723)	10,185,634	226,107	(1,133,865)	13,459,675	(884)

Change in net unrealized appreciation (depreciation) on investments	(577,253)	5,856,275	1,749,710	2,549,659	18,675,346	22,044

Net realized and unrealized gain (loss) on investments	(742,976)	16,041,909	1,975,817	1,415,794	32,135,021	21,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(692,507)	$16,237,049	$2,049,800	$1,594,911	$35,699,517	$154,818

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
		(1)

INVESTMENT INCOME:
Dividends	$133,508	$0	$191	$31,022	$12,370

EXPENSES:
Mortality and expense risk	11,609	11,801	114,706	20,255	16,301

NET INVESTMENT INCOME (LOSS)	121,899	(11,801)	(114,515)	10,767	(3,931)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	53,000	(24,391)	282,854	89,002	(10,755)
Realized gain distributions	89,451	5,635	516,765	4,010	25,993

Net realized gain (loss) on investments	142,450	(18,755)	799,619	93,011	15,237

Change in net unrealized appreciation (depreciation) on investments	374,331	191,356	2,928,272	(21,643)	360,540

Net realized and unrealized gain (loss) on investments	516,781	172,600	3,727,891	71,369	375,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$638,680	$160,799	$3,613,375	$82,135	$371,846

	(1) For the period of October 23, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESTMENT INCOME:
Dividends	$11,749	$67,376	$4,882	$60,721	$87,094	$34,042

EXPENSES:
Mortality and expense risk	25,300	19,397	3,554	9,972	34,395	11,772

NET INVESTMENT INCOME (LOSS)	(13,550)	47,979	1,328	50,750	52,698	22,270

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(52,096)	15,139	(2,680)	(100,811)	(222,337)	(43,058)
Realized gain distributions	46,852	0	105,511	36,997	73,519	37,107

Net realized gain (loss) on investments	(5,244)	15,139	102,830	(63,814)	(148,818)	(5,952)

Change in net unrealized appreciation (depreciation) on investments	629,954	119,427	(48,540)	(230,417)	15,770	112,870

Net realized and unrealized gain (loss) on investments	624,710	134,566	54,290	(294,231)	(133,048)	106,918

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$611,160	$182,546	$55,618	$(243,481)	$(80,349)	$129,188

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO SERVICE SHARES

INVESTMENT INCOME:
Dividends	$65	$	12,023	$	860,139	$	3,982	$	79,999	$	1,510

EXPENSES:
Mortality and expense risk	1,865		4,309		269,593		54,543		25,320		507

NET INVESTMENT INCOME (LOSS)	(1,800)		7,713		590,547		(50,561)		54,679		1,003

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(5,890)		(213,141)		1,349,929		204,305		11,066		(10,418)
Realized gain distributions	23,216		0		386,615		675,899		0		2,846

Net realized gain (loss) on investments	17,326		(213,141)		1,736,544		880,204		11,066		(7,572)

Change in net unrealized appreciation (depreciation) on investments	44,955		(89,917)		2,951,844		844,876		217,222		(1,951)

Net realized and unrealized gain (loss) on investments	62,281		(303,058)		4,688,388		1,725,080		228,288		(9,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,481	$	(295,344)	$	5,278,935	$	1,674,519	$	282,966	$	(8,519)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,527	$	1,177	$	5,177	$	31,416	$	2,422	$	0

EXPENSES:
Mortality and expense risk	1,346		523		2,790		5,862		3,019		3,995

NET INVESTMENT INCOME (LOSS)	181		653		2,386		25,555		(597)		(3,995)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(34,843)		150		(539)		(1,926)		(137,176)		12,720
Realized gain distributions	0		0		2,775		0		23,640		65,024

Net realized gain (loss) on investments	(34,843)		150		2,236		(1,926)		(113,536)		77,743

Change in net unrealized appreciation (depreciation) on investments	42,423		17,374		49,027		16,157		41,810		230,177

Net realized and unrealized gain (loss) on investments	7,580		17,524		51,263		14,231		(71,727)		307,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,761	$	18,177	$	53,650	$	39,786	$	(72,324)	$	303,925

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MORGAN STANLEY VIF DISCOVERY PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
									(1)

INVESTMENT INCOME:
Dividends	$36,719	$	153	$	(0)	$	12,380	$	0	$	3,630

EXPENSES:
Mortality and expense risk	19,456		265		108,332		9,658		7		5,800

NET INVESTMENT INCOME (LOSS)	17,263		(112)		(108,332)		2,721		(7)		(2,170)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(322)		8,290		1,441,149		(67,162)		6,484		2,956
Realized gain distributions	137,238		162		0		160,122		0		39,931

Net realized gain (loss) on investments	136,916		8,452		1,441,149		92,960		6,484		42,887

Change in net unrealized appreciation (depreciation) on investments	186,449		7,222		4,886,258		(5,411)		(3,953)		108,356

Net realized and unrealized gain (loss) on investments	323,366		15,674		6,327,407		87,549		2,531		151,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$340,629	$	15,562	$	6,219,075	$	90,271	$	2,524	$	149,073

	(1) For the period of January 1, 2020 to February 4, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	NVIT EMERGING MARKETS FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT SHORT TERM PORTFOLIO

INVESTMENT INCOME:
Dividends	$1,215	$	61,573	$	27,118	$	43,095	$	29,948	$	76,370

EXPENSES:
Mortality and expense risk	806		4,747		11,415		24,103		15,622		35,439

NET INVESTMENT INCOME (LOSS)	409		56,826		15,703		18,991		14,326		40,931

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,954		(37,382)		385,164		(19,252)		16,078		(18,525)
Realized gain distributions	0		0		10,078		0		0		0

Net realized gain (loss) on investments	1,954		(37,382)		395,242		(19,252)		16,078		(18,525)

Change in net unrealized appreciation (depreciation) on investments	5,545		48,118		(68,442)		70,506		189,608		69,653

Net realized and unrealized gain (loss) on investments	7,499		10,736		326,799		51,254		205,686		51,128

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,908	$	67,562	$	342,503	$	70,245	$	220,012	$	92,059

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT INCOME FUND

INVESTMENT INCOME:
Dividends	$305,794	$	20,679	$	71,618	$	2,883	$	2,774	$	163,260

EXPENSES:
Mortality and expense risk	71,405		8,277		33,099		14,753		47,871		22,960

NET INVESTMENT INCOME (LOSS)	234,389		12,401		38,518		(11,870)		(45,097)		140,299

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	81,219		(53,533)		(38,451)		7,192		344,560		36,587
Realized gain distributions	166,616		83,261		73,906		14,600		392,202		30,299

Net realized gain (loss) on investments	247,835		29,729		35,455		21,792		736,762		66,886

Change in net unrealized appreciation (depreciation) on investments	627,256		(56,969)		306,214		146,853		1,838,636		(26,454)

Net realized and unrealized gain (loss) on investments	875,091		(27,240)		341,669		168,645		2,575,399		40,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,109,480	$	(14,839)	$	380,188	$	156,775	$	2,530,302	$	180,732

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI ASSET ABSOLUTE RETURN FUND		PUTNAM VT MULTI-CAP CORE FUND

INVESTMENT INCOME:
Dividends	$12,845	$	44	$	5,738	$	26,082	$	0	$	4,111

EXPENSES:
Mortality and expense risk	6,776		630		1,546		1,158		9,512		2,684

NET INVESTMENT INCOME (LOSS)	6,069		(585)		4,192		24,924		(9,512)		1,428

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,511)		(137)		(19,835)		(13,669)		(3,681)		(8,529)
Realized gain distributions	0		0		3,371		0		0		17,894

Net realized gain (loss) on investments	(1,511)		(137)		(16,464)		(13,669)		(3,681)		9,365

Change in net unrealized appreciation (depreciation) on investments	83,321		33,855		1,950		(24,586)		(83,884)		50,247

Net realized and unrealized gain (loss) on investments	81,810		33,717		(14,514)		(38,255)		(87,565)		59,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,879	$	33,132	$	(10,322)	$	(13,330)	$	(97,077)	$	61,040

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP GROWTH FUND	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II

INVESTMENT INCOME:
Dividends	$3,204	$0	$6,721	$(0)	$(0)

EXPENSES:
Mortality and expense risk	3,916	3,632	4,933	314,303	103,143

NET INVESTMENT INCOME (LOSS)	(712)	(3,632)	1,788	(314,303)	(103,143)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,968)	(141,623)	(37,376)	1,723,017	225,155
Realized gain distributions	61,178	16,251	0	1,790,456	931,661

Net realized gain (loss) on investments	58,210	(125,372)	(37,376)	3,513,473	1,156,816

Change in net unrealized appreciation (depreciation) on investments	32,869	214,829	96,467	10,081,836	2,669,550

Net realized and unrealized gain (loss) on investments	91,078	89,457	59,091	13,595,309	3,826,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,367	$85,825	$60,878	$13,281,006	$3,723,224

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS

INVESTMENT INCOME:
Dividends	$958	$6,254	$	503

EXPENSES:
Mortality and expense risk	631	4,874		274

NET INVESTMENT INCOME (LOSS)	327	1,380		229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	595	(223,066)		(8,162)
Realized gain distributions	1,439	0		0

Net realized gain (loss) on investments	2,033	(223,066)		(8,162)

Change in net unrealized appreciation (depreciation) on investments	(1,078)	282,715		19,680

Net realized and unrealized gain (loss) on investments	955	59,649		11,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,282	$61,030	$	11,747

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(18,683)	$(23,722)	$(12,527)	$(17,836)	$(18,509)	$(26,643)
Net realized gain (loss) on investments	392,262	384,780	361,463	101,748	414,383	321,067
Change in net unrealized appreciation (depreciation) on investments	268,713	99,213	452,566	199,023	570,668	175,586

Increase (decrease) in net assets resulting from operations	642,292	460,271	801,503	282,935	966,541	470,010

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,275	3,376	8,738	8,731	693	1,401
Transfers for contract benefits and terminations	(83,879)	(259,377)	(180,626)	(127,039)	(376,653)	(329,431)
Net transfers	(83,721)	(26,987)	20,970	(11,379)	(29,351)	(56,400)
Contract maintenance charges	(73)	(417)	(107)	(485)	(127)	(391)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(164,397)	(283,405)	(151,024)	(130,172)	(405,438)	(384,821)

Total increase (decrease) in net assets	477,894	176,866	650,479	152,763	561,103	85,189

NET ASSETS:
Beginning of period	1,722,206	1,545,340	1,293,136	1,140,373	1,761,503	1,676,314

End of period	$2,200,100	$1,722,206	$1,943,615	$1,293,136	$2,322,606	$1,761,503

CHANGES IN UNITS OUTSTANDING:
Units issued	17	291	984	92	233	1,955
Units redeemed	(918)	(2,195)	(1,698)	(966)	(3,341)	(5,605)

Net increase (decrease)	(901)	(1,904)	(714)	(874)	(3,107)	(3,650)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,094	$(4,618)	$(1,715)	$(1,999)	$15,166	$5,788
Net realized gain (loss) on investments	46,520	16,147	21,905	49,447	(74,158)	(22,564)
Change in net unrealized appreciation (depreciation) on investments	215,922	90,972	80,127	(180)	(195,039)	190,279

Increase (decrease) in net assets resulting from operations	264,536	102,501	100,317	47,268	(254,032)	173,503

CONTRACT TRANSACTIONS:
Proceeds from units sold	875	814			23,087	134,622
Transfers for contract benefits and terminations	(1,741)				(71,170)	(137,787)
Net transfers	(29,929)	(14,421)	(12)		61,047	(30,693)
Contract maintenance charges	(12)	(19,450)
Adjustments to net assets allocated to contracts in payout phase		(155)

Increase (decrease) in net assets resulting from contract transactions	(30,807)	(33,057)	(12)	0	12,964	(33,858)

Total increase (decrease) in net assets	233,729	69,444	100,305	47,268	(241,068)	139,645

NET ASSETS:
Beginning of period	440,639	371,350	176,211	128,943	1,039,125	899,480

End of period	$674,368	$440,794	$276,516	$176,211	$798,057	$1,039,125

CHANGES IN UNITS OUTSTANDING:
Units issued	168	108	0		37,915	20,125
Units redeemed	(410)	(354)			(31,743)	(23,089)

Net increase (decrease)	(242)	(246)	0	0	6,172	(2,964)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$230,417	$(24,025)	$9,762	$19,059	$70,213	$77,765
Net realized gain (loss) on investments	52,818	72,994	29,751	(8,085)	(188,506)	778,770
Change in net unrealized appreciation (depreciation) on investments	(150,283)	686,632	76,349	94,165	30,906	1,136,197

Increase (decrease) in net assets resulting from operations	132,951	735,601	115,862	105,139	(87,386)	1,992,732

CONTRACT TRANSACTIONS:
Proceeds from units sold	10,129	63,594		(199,889)	52,743	398,864
Transfers for contract benefits and terminations	(162,038)	(278,191)	(9,236)	(81,999)	(298,725)	(594,568)
Net transfers	(203,722)	26,810	51,067		(389,080)	(39,857)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(355,631)	(187,787)	41,831	(281,888)	(635,062)	(235,561)

Total increase (decrease) in net assets	(222,680)	547,814	157,693	(176,749)	(722,449)	1,757,171

NET ASSETS:
Beginning of period	2,576,298	2,028,484	1,358,582	1,535,331	8,922,067	7,164,896

End of period	$2,353,618	$2,576,298	$1,516,275	$1,358,582	$8,199,618	$8,922,067

CHANGES IN UNITS OUTSTANDING:
Units issued	4,919	12,070	60,251	8,037	29,315	301,435
Units redeemed	(32,207)	(27,580)	(56,950)	(35,459)	(77,904)	(23,695)

Net increase (decrease)	(27,289)	(15,510)	3,301	(27,422)	(48,589)	277,740

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND		AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$129,694	$87,567	$33,028	$34,876	$23,665	$61,157
Net realized gain (loss) on investments	38,771	558,378	(37,146)	211,091	(34,709)	364,416
Change in net unrealized appreciation (depreciation) on investments	(396,020)	1,597,992	312,612	318,871	522,735	1,434,679

Increase (decrease) in net assets resulting from operations	(227,555)	2,243,937	308,495	564,838	511,691	1,860,252

CONTRACT TRANSACTIONS:
Proceeds from units sold	86,646	884,531	446,084	1,288,259	15,066	1,086,561
Transfers for contract benefits and terminations	(298,090)	(283,427)	(64,721)	(178,717)	(275,583)	(255,251)
Net transfers	(571,386)	604,853	(236,353)	550,436	(650,939)	392,258
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(782,830)	1,205,957	145,009	1,659,978	(911,456)	1,223,568

Total increase (decrease) in net assets	(1,010,384)	3,449,894	453,504	2,224,816	(399,765)	3,083,820

NET ASSETS:
Beginning of period	11,750,096	8,300,202	3,795,953	1,571,137	8,593,276	5,509,456

End of period	$10,739,712	$11,750,096	$4,249,457	$3,795,953	$8,193,511	$8,593,276

CHANGES IN UNITS OUTSTANDING:
Units issued	44,155	145,661	59,638	226,006	62,468	159,947
Units redeemed	(115,945)	(46,778)	(45,918)	(54,923)	(135,885)	(48,552)

Net increase (decrease)	(71,790)	98,883	13,720	171,083	(73,417)	111,395

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH FUND		AMERICAN FUNDS IS GROWTH-INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(47,251)	$(32,324)	$29,401	$27,093	$(16,660)	$12,157
Net realized gain (loss) on investments	762,364	632,821	164,219	627,841	(77,100)	170,326
Change in net unrealized appreciation (depreciation) on investments	4,901,772	837,265	734,240	628,575	760,773	876,327

Increase (decrease) in net assets resulting from operations	5,616,885	1,437,762	927,859	1,283,509	667,013	1,058,810

CONTRACT TRANSACTIONS:
Proceeds from units sold	188,708	1,710,758	312,538	1,276,704	167,065	145,773
Transfers for contract benefits and terminations	(341,955)	(178,181)	(285,388)	(250,925)	(179,374)	(353,864)
Net transfers	3,695,947	159,207	167,141	738,882	(435,850)	71,987
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	3,542,700	1,691,784	194,290	1,764,661	(448,160)	(136,104)

Total increase (decrease) in net assets	9,159,585	3,129,546	1,122,150	3,048,170	218,854	922,706

NET ASSETS:
Beginning of period	7,060,531	3,930,985	7,083,942	4,035,772	5,911,058	4,988,352

End of period	$16,220,116	$7,060,531	$8,206,092	$7,083,942	$6,129,912	$5,911,058

CHANGES IN UNITS OUTSTANDING:
Units issued	499,575	246,480	123,227	213,607	44,529	38,426
Units redeemed	(196,030)	(82,380)	(103,933)	(38,295)	(85,298)	(50,712)

Net increase (decrease)	303,545	164,100	19,295	175,312	(40,769)	(12,286)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(30,527)	$(6,825)	$54,452	$20,612	$398,858	$385,297
Net realized gain (loss) on investments	110,978	203,172	781,594	459,630	(63,048)	(32,229)
Change in net unrealized appreciation (depreciation) on investments	1,015,052	838,830	1,201,631	1,099,656	215,565	826,857

Increase (decrease) in net assets resulting from operations	1,095,503	1,035,177	2,037,677	1,579,898	551,375	1,179,925

CONTRACT TRANSACTIONS:
Proceeds from units sold	105,542	337,040	33,642	417,823	67,738	635,222
Transfers for contract benefits and terminations	(127,504)	(135,812)	(779,642)	(295,328)	(275,888)	(449,199)
Net transfers	(264,065)	222,917	(184,838)	(167,628)	100,154	(624,849)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(286,027)	424,145	(930,838)	(45,133)	(107,995)	(438,826)

Total increase (decrease) in net assets	809,476	1,459,322	1,106,839	1,534,765	443,379	741,099

NET ASSETS:
Beginning of period	4,948,850	3,489,528	11,020,148	9,485,383	9,550,671	8,809,572

End of period	$5,758,326	$4,948,850	$12,126,987	$11,020,148	$9,994,050	$9,550,671

CHANGES IN UNITS OUTSTANDING:
Units issued	21,665	60,735	34,456	69,321	55,152	143,172
Units redeemed	(38,421)	(25,708)	(108,263)	(71,843)	(66,372)	(180,449)

Net increase (decrease)	(16,757)	35,027	(73,807)	(2,522)	(11,220)	(37,277)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BLACKROCK 60/40 TARGET ALLOCATION ETF VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO		BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES
	2020	2020	2019	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$742	$(1,299)	$(1,923)	$189	$113	$(714)	$(737)
Net realized gain (loss) on investments	(2,303)	72,618	59,807	4,544	10,855	25,262	46,562
Change in net unrealized appreciation (depreciation) on investments	10,772	252,276	46,393	67,999	68,926	35,792	37,649

Increase (decrease) in net assets resulting from operations	9,210	323,595	104,277	72,732	79,894	60,340	83,474

CONTRACT TRANSACTIONS:
Proceeds from units sold					301		24
Transfers for contract benefits and terminations		(30,380)	(9,933)	(811)	(1,129)	(2,800)	(64,652)
Net transfers	59,289	(16,599)		(24)		(32,858)	(6,331)
Contract maintenance charges				(16)	(64)	(10)	(72)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	59,289	(46,979)	(9,933)	(851)	(892)	(35,668)	(71,031)

Total increase (decrease) in net assets	68,499	276,615	94,344	71,881	79,002	24,673	12,443

NET ASSETS:
Beginning of period	0	514,058	419,714	324,990	245,988	285,181	272,738

End of period	$68,499	$790,673	$514,058	$396,871	$324,990	$309,854	$285,181

CHANGES IN UNITS OUTSTANDING:
Units issued	49,273	0		0	6	0	922
Units redeemed	(43,707)	(1,529)	(353)	(11)	(18)	(319)	(1,750)

Net increase (decrease)	5,567	(1,529)	(353)	(11)	(12)	(319)	(828)

	(1) For the period of January 10, 2020 to December 31, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		BNY MELLON VIF INTERNATIONAL VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$218	$1,353	$(775)	$(1,196)	$982	471
Net realized gain (loss) on investments	47,359	54,784	29,562	74,590	(6,145)	8
Change in net unrealized appreciation (depreciation) on investments	82,782	96,443	38,976	6,988	(1,671)	5,276

Increase (decrease) in net assets resulting from operations	130,359	152,580	67,763	80,382	(6,834)	5,755

CONTRACT TRANSACTIONS:
Proceeds from units sold				7,767
Transfers for contract benefits and terminations	(6,924)	(11,770)	(18,372)	(102,200)
Net transfers	(19)		(3,365)	(3,217)	(25,539)
Contract maintenance charges			(17)	(199)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(6,944)	(11,770)	(21,754)	(97,849)	(25,539)	0

Total increase (decrease) in net assets	123,415	140,810	46,009	(17,467)	(32,372)	5,755

NET ASSETS:
Beginning of period	582,403	441,593	319,841	337,308	32,372	26,617

End of period	$705,818	$582,403	$365,850	$319,841	$0	32,372

CHANGES IN UNITS OUTSTANDING:
Units issued	0		0	116	0
Units redeemed	(281)	(574)	(291)	(1,559)	(2,138)

Net increase (decrease)	(281)	(574)	(291)	(1,443)	(2,138)	0

	(1) For the period of January 1, 2020 to April 21, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO			CLEARBRIDGE VARIABLE MID CAP PORTFOLIO				CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
		2020		2019	2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(49,833)	$	(52,726)	$(6,275)	$	(5,257)	$	(42,464)	$	(52,898)
Net realized gain (loss) on investments		505,563		434,787	(1,497)		13,506		666,779		501,861
Change in net unrealized appreciation (depreciation) on investments		1,277,397		1,049,561	108,051		287,209		1,727,029		592,042

Increase (decrease) in net assets resulting from operations		1,733,127		1,431,622	100,279		295,458		2,351,344		1,041,005

CONTRACT TRANSACTIONS:
Proceeds from units sold		260,066		503,141			162,742		138,722		577,159
Transfers for contract benefits and terminations		(330,975)		(278,392)	(10,540)		(81,452)		(261,879)		(229,037)
Net transfers		(624,921)		702,377	(262,618)		200,990		512,735		(257,304)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(695,831)		927,126	(273,159)		282,280		389,578		90,818

Total increase (decrease) in net assets		1,037,296		2,358,748	(172,880)		577,738		2,740,923		1,131,823

NET ASSETS:
Beginning of period		6,571,171		4,212,423	1,367,328		789,590		5,116,840		3,985,017

End of period	$	7,608,467	$	6,571,171	1,194,448	$	1,367,328		7,857,763	$	5,116,840

CHANGES IN UNITS OUTSTANDING:
Units issued		90,721		158,459	0		37,433		119,854		104,033
Units redeemed		(136,554)		(85,552)	(26,115)		(10,478)		(92,818)		(95,061)

Net increase (decrease)		(45,833)		72,907	(26,115)		26,955		27,036		8,972

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND			COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1				COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
		2020		2019	2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(2,384)	$	(4,829)	(53,210)	$	(64,896)	$	(1,623)	$	(1,733)
Net realized gain (loss) on investments		23,005		37,452	461,033		702,087		12,214		18,203
Change in net unrealized appreciation (depreciation) on investments		(4,238)		14,512	1,769,961		1,304,187		49,451		35,364

Increase (decrease) in net assets resulting from operations		16,382		47,135	2,177,784		1,941,378		60,043		51,834

CONTRACT TRANSACTIONS:
Proceeds from units sold				(73,595)	875		1,123
Transfers for contract benefits and terminations		(17,414)		(444)	(247,528)		(498,778)		(4,620)		(2,322)
Net transfers		(8,110)		(90)	(115,822)		(78,834)		(23,264)		24,809
Contract maintenance charges		(26)			(222)		(1,313)				(11)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(25,550)		(74,129)	(362,698)		(577,802)		(27,885)		22,476

Total increase (decrease) in net assets		(9,167)		(26,994)	1,815,086		1,363,576		32,158		74,310

NET ASSETS:
Beginning of period		303,647		330,641	5,233,434		3,869,858		172,493		98,183
End of period	$	294,480	$	303,647	7,048,520	$	5,233,434		204,651	$	172,493

CHANGES IN UNITS OUTSTANDING:
Units issued		1,230			26		2,056		0		329
Units redeemed		(2,873)		(4,396)	(9,728)		(21,649)		(394)		(37)

Net increase (decrease)		(1,643)		(4,396)	(9,702)		(19,593)		(394)		292

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO- SMALL CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$59	$4	$80,641	$58,995	(10,623)	$(24,818)
Net realized gain (loss) on investments	(7,101)	3,807	(10,079)	403	(175,390)	143,202
Change in net unrealized appreciation (depreciation) on investments	6,906	4,222	123,110	69,212	957,058	724,672

Increase (decrease) in net assets resulting from operations	(136)	8,033	193,673	128,610	771,045	843,056

CONTRACT TRANSACTIONS:
Proceeds from units sold			639,511	192,651	20,414	151,619
Transfers for contract benefits and terminations	(28,074)		(123,656)	(15,593)	(316,740)	(265,209)
Net transfers	(0)		77,414	1,468,405	(530,080)	(252,453)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(28,074)	0	593,270	1,645,463	(826,406)	(366,043)

Total increase (decrease) in net assets	(28,210)	8,033	786,942	1,774,073	(55,361)	477,013

NET ASSETS:
Beginning of period	46,899	38,866	2,510,559	736,486	4,738,670	4,261,657

End of period	$18,689	$46,899	3,297,501	$2,510,559	4,683,309	$4,738,670

CHANGES IN UNITS OUTSTANDING:
Units issued	0		105,675	159,282	76,455	35,808
Units redeemed	(1,427)		(51,321)	(1,775)	(143,501)	(65,727)

Net increase (decrease)	(1,427)	0	54,354	157,507	(67,046)	(29,919)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES
		2020	2020	2019	2020	2019
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$		$7,865	$5,536	$13,152	$15,077
Net realized gain (loss) on investments		(283)	(2,295)	7,944	44,921	(10,517)
Change in net unrealized appreciation (depreciation) on investments		9,608	10,769	74,088	(303,302)	430,471

Increase (decrease) in net assets resulting from operations		9,325	16,339	87,568	(245,229)	435,031

CONTRACT TRANSACTIONS:
Proceeds from units sold			2,015	57,583		62,500
Transfers for contract benefits and terminations		(19)	(5,328)	(38,835)	(110,470)	(78,002)
Net transfers		548,261	(597,513)	(9,497)	(107,083)	5,999
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		548,242	(600,826)	9,251	(217,553)	(9,503)

Total increase (decrease) in net assets		557,567	(584,487)	96,819	(462,782)	425,528

NET ASSETS:
Beginning of period		0	584,455	487,636	2,125,189	1,699,661

End of period		$557,567	$(32)	$584,455	1,662,407	$2,125,189

CHANGES IN UNITS OUTSTANDING:
Units issued		54,828	3,060	5,267	0	6,487
Units redeemed		(4)	(52,566)	(4,345)	(16,792)	(6,536)

Net increase (decrease)		54,824	(49,506)	922	(16,792)	(49)

		(1) For the period of December 11, 2020 to December 31, 2020.
		(2) For the period of January 1, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES		DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO		DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
	2020	2019	2020	2019	2020	2019
				(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,545	$(8,361)	$2,686	$1,335	$7,333	$7,232
Net realized gain (loss) on investments	(80,975)	244,781	2,913	488	(971)	3,878
Change in net unrealized appreciation (depreciation) on investments	(183,137)	581,861	20,739	1,440	55,044	46,985

Increase (decrease) in net assets resulting from operations	(256,566)	818,281	26,337	3,263	61,406	58,095

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,596	249,453	190,927	64,151
Transfers for contract benefits and terminations	(92,456)	(252,228)
Net transfers	(282,871)	302,235	(2)		(6,496)	503,755
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(372,731)	299,460	190,925	64,151	(6,496)	503,755

Total increase (decrease) in net assets	(629,297)	1,117,741	217,262	67,414	54,909	561,850

NET ASSETS:
Beginning of period	4,031,017	2,913,276	67,414	0	561,850	0

End of period	$3,401,720	$4,031,017	284,676	$67,414	616,759	$561,850

CHANGES IN UNITS OUTSTANDING:
Units issued	10,262	69,311	16,169	5,743	26	44,982
Units redeemed	(42,060)	(46,302)			(738)	(20)

Net increase (decrease)	(31,798)	23,009	16,169	5,743	(712)	44,962

	(1) For the period July 30, 2019 to December 31, 2019.
	(2) For the period February 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DIMENSIONAL VA GLOBAL BOND PORTFOLIO		DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO		DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(904)	$4,066	$12,425	$18,544	17,180	$38,288
Net realized gain (loss) on investments	(489)	50	(16,580)	(43,350)	(167,917)	(30,119)
Change in net unrealized appreciation (depreciation) on investments	2,851	(2,806)	65,760	236,221	19,512	178,828

Increase (decrease) in net assets resulting from operations	1,458	1,310	61,606	211,415	(131,225)	186,997

CONTRACT TRANSACTIONS:
Proceeds from units sold		20,256		95,281	33,515	121,068
Transfers for contract benefits and terminations	(4,058)	(1,710)	(24,238)	(52,489)	(58,814)	(53,264)
Net transfers	(123,132)	181,140	(42,778)	(134,004)	(130,011)	56,166
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(127,190)	199,686	(67,016)	(91,212)	(155,311)	123,970

Total increase (decrease) in net assets	(125,732)	200,996	(5,410)	120,203	(286,536)	310,967

NET ASSETS:
Beginning of period	200,996	0	1,053,001	932,798	1,501,505	1,190,538

End of period	$75,264	$200,996	1,047,591	$1,053,001	1,214,969	$1,501,505

CHANGES IN UNITS OUTSTANDING:
Units issued	381	19,613	717	20,825	15,235	39,821
Units redeemed	(12,615)	(171)	(9,336)	(29,951)	(42,161)	(25,508)

Net increase (decrease)	(12,234)	19,442	(8,619)	(9,126)	(26,925)	14,313

	(1) For the period February 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

		DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO		DIMENSIONAL VA US LARGE VALUE PORTFOLIO			DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
		2020	2019	2020	2019		2020	2019
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	(97)	$208	$50,696	$38,307	$	13,626	$4,345
Net realized gain (loss) on investments		(97)	2,052	(100,370)	18,306		(66,886)	(6,390)
Change in net unrealized appreciation (depreciation) on investments		79	(339)	(40,193)	729,507		92,639	332,701

Increase (decrease) in net assets resulting from operations		(115)	1,921	(89,867)	786,120		39,378	330,656

CONTRACT TRANSACTIONS:
Proceeds from units sold				71,002	616,564		19,424	245,600
Transfers for contract benefits and terminations		(6,370)		(109,368)	(270,549)		(14,259)	(28,767)
Net transfers		(1,348)	(21,667)	122,957	(313,007)		(58,527)	(102,000)
Contract maintenance charges			64,080
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(7,718)	42,413	84,592	33,008		(53,362)	114,833

Total increase (decrease) in net assets		(7,833)	44,334	(5,275)	819,128		(13,984)	445,489

NET ASSETS:
Beginning of period		44,334	0	3,852,047	3,032,919		1,841,203	1,395,714

End of period	$	36,501	$44,334	3,846,772	$3,852,047		1,827,219	$1,841,203

CHANGES IN UNITS OUTSTANDING:
Units issued		0	34,734	46,707	90,107		6,869	46,285
Units redeemed		(768)	(30,382)	(40,581)	(83,117)		(13,317)	(31,669)

Net increase (decrease)		(768)	4,352	6,127	6,990		(6,448)	14,616

		(1) For the period February 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP		DWS CROCI U.S. VIP		DWS GLOBAL SMALL CAP VIP
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,926)	$(5,999)	$1,928	$1,371	$63	$(101)
Net realized gain (loss) on investments	200,563	226,355	(3,521)	9,499	(73)	(221)
Change in net unrealized appreciation (depreciation) on investments	485,929	332,370	(17,532)	21,859	4,187	4,613

Increase (decrease) in net assets resulting from operations	684,567	552,726	(19,125)	32,729	4,177	4,291

CONTRACT TRANSACTIONS:
Proceeds from units sold
Transfers for contract benefits and terminations	(25,519)	(50,682)	(36,576)	(1,200)		(3,945)
Net transfers	(227,255)	(84,536)	(2)		(0)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(252,775)	(135,218)	(36,579)	(1,200)	(0)	(3,945)

Total increase (decrease) in net assets	431,792	417,508	(55,704)	31,529	4,176	346

NET ASSETS:
Beginning of period	1,990,059	1,572,551	134,590	103,061	25,409	25,063

End of period	$2,421,851	$1,990,059	78,886	$134,590	29,585	$25,409

CHANGES IN UNITS OUTSTANDING:
Units issued	0		0		0
Units redeemed	(7,825)	(8,293)	(2,276)	(97)		(466)

Net increase (decrease)	(7,825)	(8,293)	(2,276)	(97)	0	(466)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP		EATON VANCE VT FLOATING-RATE INCOME FUND		FEDERATED HERMES HIGH INCOME BOND FUND II
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,847	$234	$178,046	$269,254	$55,786	$52,509
Net realized gain (loss) on investments	16,089	16,109	(117,336)	(117,658)	(35,295)	(5,168)
Change in net unrealized appreciation (depreciation) on investments	(21,199)	24,800	(42,187)	331,276	14,041	82,700

Increase (decrease) in net assets resulting from operations	(3,263)	41,143	18,523	482,872	34,532	130,041

CONTRACT TRANSACTIONS:
Proceeds from units sold			66,233	1,135,707	27,529	162,876
Transfers for contract benefits and terminations			(301,449)	(332,352)	(43,094)	(53,038)
Net transfers	(4)		(600,503)	(3,984,346)	(257,450)	115,915
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(4)	0	(835,719)	(3,180,991)	(273,016)	225,753

Total increase (decrease) in net assets	(3,268)	41,143	(817,196)	(2,698,119)	(238,484)	355,794

NET ASSETS:
Beginning of period	240,090	198,947	7,310,963	10,009,082	1,285,234	929,440

End of period	$236,822	$240,090	6,493,767	$7,310,963	1,046,750	$1,285,234

CHANGES IN UNITS OUTSTANDING:
Units issued	0		49,403	149,670	13,698	34,282
Units redeemed			(129,236)	(449,929)	(39,522)	(13,358)

Net increase (decrease)	0	0	(79,833)	(300,259)	(25,824)	20,924

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,401	$6,280	$281,790	$254,214	$(8,672)	$(9,588)
Net realized gain (loss) on investments	26,943	56,368	907,220	1,138,740	50,108	162,119
Change in net unrealized appreciation (depreciation) on investments	146,444	143,035	6,225,745	4,264,314	265,180	123,276

Increase (decrease) in net assets resulting from operations	179,788	205,683	7,414,754	5,657,268	306,616	275,807

CONTRACT TRANSACTIONS:
Proceeds from units sold	4,200	3,996	2,699,178	3,826,926	3,275	3,227
Transfers for contract benefits and terminations	(117,199)	(119,590)	(1,360,708)	(1,015,972)	(65,575)	(103,138)
Net transfers	(11,835)	72,998	1,558,534	3,222,325	(50,198)	(9,987)
Contract maintenance charges	(75)	(492)			(93)	(530)
Adjustments to net assets allocated to contracts in payout phase			17,545	(10,424)

Increase (decrease) in net assets resulting from contract transactions	(124,909)	(43,088)	2,914,549	6,022,855	(112,592)	(110,428)

Total increase (decrease) in net assets	54,879	162,595	10,329,304	11,680,123	194,024	165,379

NET ASSETS:
Beginning of period	1,425,956	1,263,361	32,539,023	20,858,900	1,138,873	973,494

End of period	$1,480,835	$1,425,956	42,868,327	$32,539,023	1,332,897	$1,138,873

CHANGES IN UNITS OUTSTANDING:
Units issued	73	2,594	683,065	723,519	29	707
Units redeemed	(2,097)	(3,425)	(465,839)	(184,461)	(1,058)	(1,935)

Net increase (decrease)	(2,024)	(831)	217,226	539,058	(1,029)	(1,228)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO			FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2020	2019		2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,265)	$2,874	$	(4,483)	$(5,349)	$(26,026)	$(26,603)
Net realized gain (loss) on investments	(1,991)			89,481	44,866	446,621	234,592
Change in net unrealized appreciation (depreciation) on investments	(139)			137,731	106,916	599,972	446,887

Increase (decrease) in net assets resulting from operations	(7,395)	2,874		222,729	146,433	1,020,567	654,876

CONTRACT TRANSACTIONS:
Proceeds from units sold	30,000	48			(1,801)	1,400	1,701
Transfers for contract benefits and terminations	(163,808)	(36,064)		(1,614)	22,000	(208,917)	(117,330)
Net transfers	77,194	221,697		644	(25)	(60,489)	(5,730)
Contract maintenance charges	(124)	(390)		(12)		(176)	(708)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(56,738)	185,291		(982)	20,174	(268,182)	(122,067)

Total increase (decrease) in net assets	(64,134)	188,165		221,747	166,607	752,385	532,809

NET ASSETS:
Beginning of period	626,124	437,959		541,834	375,227	2,595,170	2,062,361

End of period	$561,990	$626,124		763,581	$541,834	3,347,555	$2,595,170

CHANGES IN UNITS OUTSTANDING:
Units issued	28,433	22,477		1,600	447	7	11
Units redeemed	(32,192)	(10,164)		(2,731)	(159)	(1,339)	(778)

Net increase (decrease)	(3,758)	12,313		(1,132)	288	(1,332)	(767)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,881	$9,728	$10,401	$8,076	$(20,496)	$(21,435)
Net realized gain (loss) on investments	(4,994)	4,898	118,915	83,390	118,078	33,710
Change in net unrealized appreciation (depreciation) on investments	(3,611)	17,860	72,545	256,617	578,004	762,213

Increase (decrease) in net assets resulting from operations	(1,723)	32,486	201,861	348,083	675,586	774,488

CONTRACT TRANSACTIONS:
Proceeds from units sold	81	80	84	93	278,881	549,177
Transfers for contract benefits and terminations	(72,118)	(11,829)	(40,416)	(90,609)	(119,368)	(140,347)
Net transfers	(12,316)	(1,661)	(74,583)	49,865	(172,788)	279,489
Contract maintenance charges	(10)	(86)	(42)	(340)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(84,363)	(13,496)	(114,958)	(40,991)	(13,275)	688,319

Total increase (decrease) in net assets	(86,086)	18,990	86,903	307,092	662,311	1,462,807

NET ASSETS:
Beginning of period	265,615	246,625	1,508,378	1,201,286	3,569,417	2,106,610

End of period	$179,529	$265,615	1,595,281	$1,508,378	4,231,728	$3,569,417

CHANGES IN UNITS OUTSTANDING:
Units issued	2		177	195	38,973	95,996
Units redeemed	(1,368)	(221)	(492)	(302)	(44,158)	(36,067)

Net increase (decrease)	(1,366)	(221)	(315)	(107)	(5,185)	59,929

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,242	$2,226	$(686)	$627	$17,616	$11,235
Net realized gain (loss) on investments	(530)	(6)	14,232	9,122	93,063	133,006
Change in net unrealized appreciation (depreciation) on investments	11,284	11,256	(590)	19,147	83,969	376,852

Increase (decrease) in net assets resulting from operations	13,996	13,476	12,956	28,896	194,648	521,093

CONTRACT TRANSACTIONS:
Proceeds from units sold	875	812				295,275
Transfers for contract benefits and terminations	(2,111)	(12,270)	(19,816)	(17,296)	(117,066)	(249,351)
Net transfers	69,500	(2,128)	(30,475)	23,118	(14,467)	33,046
Contract maintenance charges	(35)	(116)	(8)	(60)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	68,229	(13,702)	(50,298)	5,762	(131,533)	78,970

Total increase (decrease) in net assets	82,225	(226)	(37,342)	34,658	63,115	600,063

NET ASSETS:
Beginning of period	170,703	170,929	151,034	116,376	3,110,121	2,510,058

End of period	$252,928	$170,703	113,692	$151,034	3,173,236	$3,110,121

CHANGES IN UNITS OUTSTANDING:
Units issued	1,882	24	0	585	1,445	60,074
Units redeemed	(60)	(430)	(1,162)	(485)	(12,259)	(50,623)

Net increase (decrease)	1,822	(406)	(1,162)	100	(10,814)	9,451

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT LARGE CAP VALUE FUND		GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$432,702	$387,740	$633	$234	$12,517	$19,746
Net realized gain (loss) on investments	(103,459)	147,840	1,108	4,541	(6,013)	(1,321)
Change in net unrealized appreciation (depreciation) on investments	(413,173)	746,266	2,468	27,403	66,502	74,371

Increase (decrease) in net assets resulting from operations	(83,930)	1,281,846	4,209	32,178	73,006	92,796

CONTRACT TRANSACTIONS:
Proceeds from units sold	25,150	309,521	875	814
Transfers for contract benefits and terminations	(278,113)	(551,692)	(944)	(935)	(37,976)	231,131
Net transfers	(21,633)	62,299	(13)		(10,391)	(22,121)
Contract maintenance charges			(30)	(44)		(4,255)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(274,596)	(179,872)	(112)	(165)	(48,367)	204,755

Total increase (decrease) in net assets	(358,526)	1,101,974	4,097	32,013	24,638	297,551

NET ASSETS:
Beginning of period	9,775,380	8,673,406	164,936	132,923	1,408,919	1,111,368

End of period	$9,416,854	$9,775,380	169,033	$164,936	1,433,557	$1,408,919

CHANGES IN UNITS OUTSTANDING:
Units issued	43,080	66,545	41	39	0	25,712
Units redeemed	(68,078)	(80,994)	(47)	(46)	(5,118)	(2,959)

Net increase (decrease)	(24,998)	(14,449)	(5)	(7)	(5,118)	22,753

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(247)	$(383)	$(623)	$(113)	$(1,165)	$1,662
Net realized gain (loss) on investments	9,295	(8,497)	8,752	4,897	41,671	47,724
Change in net unrealized appreciation (depreciation) on investments	(3,332)	20,189	5,821	16,402	379,642	486,347

Increase (decrease) in net assets resulting from operations	5,716	11,309	13,950	21,186	420,147	535,733

CONTRACT TRANSACTIONS:
Proceeds from units sold			1,589	2,037	44,075	90,990
Transfers for contract benefits and terminations	(5)	(24,121)	(62,915)	(821)	(98,347)	(203,690)
Net transfers	(29,576)		(12,369)	(10,000)	58,073	147,294
Contract maintenance charges	(11)	(14)	(7)	(16)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(29,591)	(24,135)	(73,702)	(8,800)	3,801	34,594

Total increase (decrease) in net assets	(23,876)	(12,826)	(59,752)	12,386	423,949	570,327

NET ASSETS:
Beginning of period	27,330	40,156	104,761	92,375	2,828,358	2,258,031

End of period	$3,454	$27,330	45,009	$104,761	3,252,307	$2,828,358

CHANGES IN UNITS OUTSTANDING:
Units issued	0		56	73	24,421	31,664
Units redeemed	(738)		(2,216)	(370)	(25,489)	(29,581)

Net increase (decrease)	(738)	0	(2,160)	(297)	(1,068)	2,083

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$65,264	$71,271	$21,369	$4,494	$234,649	$100,652
Net realized gain (loss) on investments	(6,929)	880,188	(6,088)	100,142	659,508	101,822
Change in net unrealized appreciation (depreciation) on investments	897,157	606,940	72,132	135,814	605,842	1,342,743

Increase (decrease) in net assets resulting from operations	955,492	1,558,399	87,414	240,450	1,499,998	1,545,217

CONTRACT TRANSACTIONS:
Proceeds from units sold	98,531	334,460	2,371	145,883	418,534	1,208,634
Transfers for contract benefits and terminations	(126,052)	(353,745)	(44,059)	(53,930)	(995,592)	(1,267,479)
Net transfers	4,515	(47,443)	(15,260)	60,011	(511,800)	4,605,591
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase					11,550	(6,790)

Increase (decrease) in net assets resulting from contract transactions	(23,006)	(66,728)	(56,948)	151,964	(1,077,308)	4,539,956

Total increase (decrease) in net assets	932,486	1,491,671	30,466	392,414	422,690	6,085,173

NET ASSETS:
Beginning of period	7,775,759	6,284,088	1,357,229	964,815	23,820,979	17,735,806

End of period	$8,708,245	$7,775,759	1,387,695	$1,357,229	24,243,669	$23,820,979

CHANGES IN UNITS OUTSTANDING:
Units issued	72,394	33,301	3,702	22,584	291,717	688,925
Units redeemed	(66,453)	(38,744)	(9,475)	(7,682)	(380,517)	(256,063)

Net increase (decrease)	5,941	(5,443)	(5,773)	14,902	(88,799)	432,862

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST CORE BOND FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,231	$31,988	171,789	$191,115	$185,782	$75,553
Net realized gain (loss) on investments	14,838	143,552	(80,752)	423,903	122,781	12,774
Change in net unrealized appreciation (depreciation) on investments	693,539	429,277	877,175	780,247	222,570	257,004

Increase (decrease) in net assets resulting from operations	733,608	604,817	968,213	1,395,265	531,132	345,331

CONTRACT TRANSACTIONS:
Proceeds from units sold	80,211	945,800	291,199	787,704	24,929	267,551
Transfers for contract benefits and terminations	(912,931)	(626,888)	(918,196)	(647,218)	(367,311)	(256,498)
Net transfers	2,555,740	435,480	(547,439)	(234,607)	4,174,802	786,830
Contract maintenance charges		(74,972)		(47,722)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,723,021	679,420	(1,174,436)	(141,843)	3,832,419	797,883

Total increase (decrease) in net assets	2,456,629	1,284,237	(206,223)	1,253,422	4,363,552	1,143,214

NET ASSETS:
Beginning of period	6,491,372	5,207,135	14,532,607	13,279,235	5,326,620	4,183,406

End of period	$8,948,001	$6,491,372	14,326,384	$14,532,657	9,690,172	$5,326,620

CHANGES IN UNITS OUTSTANDING:
Units issued	333,908	238,252	125,195	240,863	495,356	262,612
Units redeemed	(159,825)	(169,556)	(231,852)	(252,972)	(176,953)	(186,691)

Net increase (decrease)	174,083	68,696	(106,656)	(12,109)	318,403	75,921

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST EMERGING MARKETS EQUITY FUND		GREAT-WEST GLOBAL BOND FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,410	$(3,653)	$19,604	$142,352	$(84,993)	$436,206
Net realized gain (loss) on investments	(30,490)	57,047	(13,716)	(29,526)	(77,333)
Change in net unrealized appreciation (depreciation) on investments	160,427	98,328	207,643	15,421	5,891

Increase (decrease) in net assets resulting from operations	142,347	151,722	213,532	128,247	(156,435)	436,206

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,517	586,057	82,659	221,841	27,082,475	27,986,358
Transfers for contract benefits and terminations	(75,803)	(8,372)	(230,710)	(153,161)	(17,827,178)	(8,139,724)
Net transfers	(42,404)	(429,597)	(36,877)	622,282	(1,569,734)	(23,053,906)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(114,690)	148,088	(184,928)	690,962	7,685,563	(3,207,272)

Total increase (decrease) in net assets	27,657	299,810	28,603	819,209	7,529,129	(2,771,066)

NET ASSETS:
Beginning of period	986,534	686,724	5,269,618	4,450,409	38,071,310	40,842,376

End of period	$1,014,191	$986,534	5,298,221	$5,269,618	45,600,439	$38,071,310

CHANGES IN UNITS OUTSTANDING:
Units issued	96,289	113,003	43,512	125,692	6,933,707	5,102,616
Units redeemed	(109,709)	(97,297)	(63,347)	(55,772)	(6,173,767)	(5,419,483)

Net increase (decrease)	(13,420)	15,706	(19,835)	69,920	759,940	(316,867)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST HIGH YIELD BOND FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND		GREAT-WEST INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$55,740	$98,414	$1,781	$1,814	$(20,114)	$(21,352)
Net realized gain (loss) on investments	(55,812)	(10,791)	9,630	(147)	21,364	(20,083)
Change in net unrealized appreciation (depreciation) on investments	125,840	159,859	18,869	18,141	597,574	668,114

Increase (decrease) in net assets resulting from operations	125,768	247,482	30,280	19,808	598,824	626,679

CONTRACT TRANSACTIONS:
Proceeds from units sold	4,099	203,492	2,320	17,684	6,322	73,955
Transfers for contract benefits and terminations	(119,397)	(81,787)	(16,888)	(12,027)	(89,207)	(150,160)
Net transfers	(496,850)	379,698	131,039	9,843	(196,625)	300,122
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(612,149)	501,403	116,471	15,500	(279,509)	223,917

Total increase (decrease) in net assets	(486,381)	748,885	146,751	35,308	319,315	850,596

NET ASSETS:
Beginning of period	2,426,193	1,677,308	401,636	366,328	2,659,104	1,808,508

End of period	$1,939,812	$2,426,193	548,387	$401,636	2,978,419	$2,659,104

CHANGES IN UNITS OUTSTANDING:
Units issued	75,587	69,070	18,716	2,950	10,279	34,957
Units redeemed	(122,736)	(26,626)	(7,968)	(1,406)	(27,765)	(20,736)

Net increase (decrease)	(47,149)	42,444	10,748	1,544	(17,486)	14,221

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
	2020	2019	2020	2019	2020	2019
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$153,293	$228,200	$20,345	$28,811	$(4,195)	$(5,758)
Net realized gain (loss) on investments	46,721	188,594	(138,461)	(22,067)	(210,828)	(2,518)
Change in net unrealized appreciation (depreciation) on investments	885,856	1,932,466	456,541	941,635	67,376	124,788

Increase (decrease) in net assets resulting from operations	1,085,869	2,349,260	338,425	948,379	(147,647)	116,512

CONTRACT TRANSACTIONS:
Proceeds from units sold	347,499	925,266	126,907	128,394	1,560	87,364
Transfers for contract benefits and terminations	(767,252)	(639,068)	(267,349)	(108,057)	(5,125)	(13,731)
Net transfers	(109,401)	149,082	(244,600)	281,088	(758,683)	7,446
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase	25,383	(17,486)

Increase (decrease) in net assets resulting from contract transactions	(503,771)	417,794	(385,042)	301,425	(762,248)	81,079

Total increase (decrease) in net assets	582,098	2,767,054	(46,617)	1,249,804	(909,895)	197,591

NET ASSETS:
Beginning of period	13,930,399	11,163,345	5,366,058	4,116,254	909,852	712,261

End of period	$14,512,497	$13,930,399	5,319,441	$5,366,058	(43)	$909,852

CHANGES IN UNITS OUTSTANDING:
Units issued	165,516	236,176	24,041	65,790	2,967	9,739
Units redeemed	(201,537)	(178,268)	(52,640)	(43,619)	(82,286)	(2,335)

Net increase (decrease)	(36,022)	57,908	(28,599)	22,171	(79,319)	7,404

	(1) For the period of January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND		GREAT-WEST LIFETIME 2015 FUND
	2020	2019	2020	2019	2020	2019
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$123,778	$(29,432)	$(26,464)	$(8,346)	$18,773	$12,389
Net realized gain (loss) on investments	1,554,352	623,851	(14,685)	52,303	25,511	60,596
Change in net unrealized appreciation (depreciation) on investments	506,667	532,831	59,156	236,877	100,136	103,649

Increase (decrease) in net assets resulting from operations	2,184,796	1,127,250	18,006	280,834	144,420	176,634

CONTRACT TRANSACTIONS:
Proceeds from units sold	204,280	289,065	9,933	16,199
Transfers for contract benefits and terminations	(232,499)	(273,731)	(83,178)	(17,409)	(58,198)	(49,443)
Net transfers	872,220	455,583	(247,093)	4,218,881	85,112	(187)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	844,002	470,917	(320,338)	4,217,671	26,914	(49,630)

Total increase (decrease) in net assets	3,028,798	1,598,167	(302,332)	4,498,505	171,334	127,004

NET ASSETS:
Beginning of period	4,641,744	3,043,577	4,498,505	0	1,386,621	1,259,617

End of period	$7,670,542	$4,641,744	4,196,173	$4,498,505	1,557,955	$1,386,621

CHANGES IN UNITS OUTSTANDING:
Units issued	150,908	101,698	17,791	434,089	6,700
Units redeemed	(104,301)	(70,984)	(56,355)	(12,163)	(4,726)	(4,609)

Net increase (decrease)	46,606	30,714	(38,565)	421,926	1,974	(4,609)

	(1) For the period of October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$42,861	$29,944	$61,075	$30,008	34,547	$23,307
Net realized gain (loss) on investments	85,013	144,824	128,094	326,513	95,502	134,458
Change in net unrealized appreciation (depreciation) on investments	200,758	245,539	373,215	491,632	172,879	239,169

Increase (decrease) in net assets resulting from operations	328,632	420,307	562,384	848,153	302,929	396,934

CONTRACT TRANSACTIONS:
Proceeds from units sold	8,000	313,975	3,319	1,201		2,739
Transfers for contract benefits and terminations	(137,626)	(30,075)	(174,121)	(846,254)	(19,505)	(9,278)
Net transfers	238,332	51,281	88,623	(87,302)	93,310	(15,085)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	108,706	335,181	(82,179)	(932,355)	73,805	(21,624)

Total increase (decrease) in net assets	437,338	755,488	480,205	(84,202)	376,734	375,310

NET ASSETS:
Beginning of period	3,241,092	2,485,604	5,361,336	5,445,538	2,546,000	2,170,690

End of period	$3,678,430	$3,241,092	5,841,541	$5,361,336	2,922,734	$2,546,000

CHANGES IN UNITS OUTSTANDING:
Units issued	21,738	32,457	15,897	5,513	8,664	13,122
Units redeemed	(14,135)	(2,604)	(23,997)	(83,423)	(2,930)	(15,661)

Net increase (decrease)	7,603	29,853	(8,100)	(77,910)	5,734	(2,539)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST LIFETIME 2045 FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,022	$19,294	2,074	$2,852	$14,144	$3,502
Net realized gain (loss) on investments	62,866	154,295	3,768	23,446	4,166	69,496
Change in net unrealized appreciation (depreciation) on investments	141,790	214,110	19,222	62,021	90,244	62,788

Increase (decrease) in net assets resulting from operations	234,678	387,699	25,064	88,319	108,554	135,786

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,200	15,101			477,528
Transfers for contract benefits and terminations	(84,203)	(84,774)	(28,343)	(178,567)	(110,575)	(24,372)
Net transfers	(9,978)	138,045	(181,146)	41,315	7,298	220,941
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(92,981)	68,372	(209,489)	(137,252)	374,252	196,569

Total increase (decrease) in net assets	141,697	456,071	(184,425)	(48,933)	482,806	332,355

NET ASSETS:
Beginning of period	2,211,867	1,755,796	395,720	444,653	833,201	500,846

End of period	$2,353,564	$2,211,867	211,295	$395,720	1,316,007	$833,201

CHANGES IN UNITS OUTSTANDING:
Units issued	15,244	18,459	4,050	4,906	52,391	17,089
Units redeemed	(24,243)	(13,011)	(18,960)	(16,048)	(27,667)	(1,908)

Net increase (decrease)	(8,999)	5,448	(14,910)	(11,142)	24,724	15,181

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2050 FUND		GREAT-WEST LIFETIME 2055 FUND		GREAT-WEST MID CAP VALUE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,394	$6,068	$14,711	$1,267	$(3,426)	$(32,500)
Net realized gain (loss) on investments	22,515	31,464	(51,278)	86,449	(66,838)	(9,212)
Change in net unrealized appreciation (depreciation) on investments	35,412	34,293	96,125	192,811	(12,840)	594,703

Increase (decrease) in net assets resulting from operations	65,321	71,825	59,559	280,527	(83,104)	552,991

CONTRACT TRANSACTIONS:
Proceeds from units sold		240,590	96		6,689	230,966
Transfers for contract benefits and terminations	(9,968)	(17,758)	(389,057)	(279,550)	(276,386)	(118,637)
Net transfers	(1,937)	42,250	923,536	(40,323)	(218,629)	43,247
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(11,905)	265,082	534,575	(319,873)	(488,326)	155,576

Total increase (decrease) in net assets	53,416	336,907	594,133	(39,346)	(571,430)	708,567

NET ASSETS:
Beginning of period	522,577	185,670	1,367,891	1,407,237	3,507,928	2,799,361

End of period	$575,993	$522,577	1,962,024	$1,367,891	$2,936,498	$3,507,928

CHANGES IN UNITS OUTSTANDING:
Units issued	273	23,448	92,185		10,013	30,966
Units redeemed	(1,260)	(1,881)	(64,488)	(26,640)	(49,655)	(17,764)

Net increase (decrease)	(987)	21,567	27,697	(26,640)	(39,642)	13,202

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L		GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	88,399	$(314,765)	$538,800	$751,001	$214,027	$147,684
Net realized gain (loss) on investments	500,344	7,583,353	141,018	5,963,846	462,567	1,269,370
Change in net unrealized appreciation (depreciation) on investments	13,235,087	13,342,572	7,246,412	5,449,949	745,888	1,643,390

Increase (decrease) in net assets resulting from operations	13,823,829	20,611,160	7,926,230	12,164,796	1,422,481	3,060,444

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,882,942	12,258,634	557,377	3,445,585	341,849	731,247
Transfers for contract benefits and terminations	(7,652,190)	(5,395,125)	(4,610,270)	(3,748,051)	(1,327,883)	(1,916,849)
Net transfers	(2,114,210)	3,714,164	(801,929)	(1,198,768)	(342,139)	(964,603)
Contract maintenance charges		(1,692,377)		(531,347)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(7,883,459)	8,885,296	(4,854,822)	(2,032,581)	(1,328,174)	(2,150,205)

Total increase (decrease) in net assets	5,940,371	29,496,456	3,071,408	10,132,215	94,307	910,239

NET ASSETS:
Beginning of period	153,644,732	124,148,276	85,209,284	75,077,069	17,189,026	16,278,787

End of period	159,585,103	$153,644,732	88,280,692	$85,209,284	$17,283,333	$17,189,026

CHANGES IN UNITS OUTSTANDING:
Units issued	266,989	1,748,776	110,166	617,618	105,822	92,361
Units redeemed	(989,189)	(894,939)	(542,393)	(795,899)	(239,378)	(280,904)

Net increase (decrease)	(722,200)	853,837	(432,227)	(178,281)	(133,556)	(188,543)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST MULTI- SECTOR BOND FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,781)	$52,904	$117,223	$206,239	$201,244	$62,768
Net realized gain (loss) on investments	109,497	900,075	15,782	1,101,994	67,758	26,778
Change in net unrealized appreciation (depreciation) on investments	1,683,883	1,271,438	1,730,898	1,365,968	312,950	755,933

Increase (decrease) in net assets resulting from operations	1,755,600	2,224,417	1,863,903	2,674,201	581,952	845,479

CONTRACT TRANSACTIONS:
Proceeds from units sold	668,046	1,529,555	951,452	1,362,075	148,211	404,295
Transfers for contract benefits and terminations	(949,870)	(659,146)	(1,009,441)	(536,226)	(454,053)	(292,752)
Net transfers	821,945	1,905,777	(511,213)	329,080	(627,133)	500,823
Contract maintenance charges		(220,800)		(131,916)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	540,122	2,555,386	(569,201)	1,023,013	(932,975)	612,366

Total increase (decrease) in net assets	2,295,721	4,779,803	1,294,702	3,697,214	(351,023)	1,457,845

NET ASSETS:
Beginning of period	20,833,412	16,053,609	23,558,706	19,861,492	8,994,212	7,536,367

End of period	23,129,133	$20,833,412	24,853,408	$23,558,706	$8,643,189	$8,994,212

CHANGES IN UNITS OUTSTANDING:
Units issued	180,417	344,850	139,802	219,228	66,811	109,472
Units redeemed	(128,617)	(103,013)	(197,681)	(127,779)	(145,824)	(55,246)

Net increase (decrease)	51,800	241,837	(57,878)	91,449	(79,013)	54,226

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$50,469	$(27,845)	195,140	$(30,809)	$73,984	$(129,533)
Net realized gain (loss) on investments	(165,723)	145,057	10,185,634	5,952,588	226,107	1,033,225
Change in net unrealized appreciation (depreciation) on investments	(577,253)	610,514	5,856,275	16,986,722	1,749,710	4,320,552

Increase (decrease) in net assets resulting from operations	(692,507)	727,726	16,237,049	22,908,501	2,049,800	5,224,244

CONTRACT TRANSACTIONS:
Proceeds from units sold	219,365	237,750	1,715,161	7,168,771	172,201	1,780,631
Transfers for contract benefits and terminations	(323,455)	(161,969)	(5,219,348)	(4,570,488)	(972,245)	(1,058,484)
Net transfers	46,931	(4,323,034)	(1,997,811)	1,879,856	(3,146,257)	(833,514)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase			113,109	(135,695)	14,414	(10,612)

Increase (decrease) in net assets resulting from contract transactions	(57,159)	(4,247,253)	(5,388,890)	4,342,444	(3,931,888)	(121,979)

Total increase (decrease) in net assets	(749,666)	(3,519,527)	10,848,159	27,250,945	(1,882,088)	5,102,265

NET ASSETS:
Beginning of period	5,600,631	3,519,527	100,826,823	73,575,878	26,152,685	21,050,420

End of period	4,850,965	$0	111,674,982	$100,826,823	$24,270,597	$26,152,685

CHANGES IN UNITS OUTSTANDING:
Units issued	100,942	34,833	877,507	1,135,271	179,594	267,451
Units redeemed	(102,924)	(345,325)	(1,150,664)	(748,835)	(486,521)	(279,708)

Net increase (decrease)	(1,982)	(310,492)	(273,158)	386,436	(306,927)	(12,257)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$179,117	$(41,300)	$3,564,496	$2,467,778	$133,657	$104,586
Net realized gain (loss) on investments	(1,133,865)	1,028,173	13,459,675	18,770,900	(884)	8,357
Change in net unrealized appreciation (depreciation) on investments	2,549,659	3,868,293	18,675,346	22,162,475	22,044	232,898

Increase (decrease) in net assets resulting from operations	1,594,911	4,855,166	35,699,517	43,401,153	154,818	345,841

CONTRACT TRANSACTIONS:
Proceeds from units sold	168,323	1,914,351	5,677,458	12,435,836	684,607	609,395
Transfers for contract benefits and terminations	(1,229,228)	(1,552,630)	(16,715,799)	(14,362,917)	(519,557)	(470,460)
Net transfers	(2,172,543)	(1,277,305)	2,313,945	(1,783,492)	1,418,660	(234,226)
Contract maintenance charges				(3,247,938)
Adjustments to net assets allocated to contracts in payout phase	15,125	(10,625)

Increase (decrease) in net assets resulting from contract transactions	(3,218,324)	(926,209)	(8,724,396)	(6,958,511)	1,583,710	(95,291)

Total increase (decrease) in net assets	(1,623,412)	3,928,957	26,975,121	36,442,642	1,738,527	250,550

NET ASSETS:
Beginning of period	26,632,172	22,703,215	305,828,046	269,385,404	7,890,822	7,640,272

End of period	25,008,760	$26,632,172	332,803,167	$305,828,046	$9,629,349	$7,890,822

CHANGES IN UNITS OUTSTANDING:
Units issued	302,012	456,435	875,261	1,577,427	821,804	215,187
Units redeemed	(556,040)	(539,809)	(1,614,286)	(2,152,880)	(686,627)	(218,105)

Net increase (decrease)	(254,028)	(83,374)	(739,025)	(575,453)	135,178	(2,918)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP GROWTH FUND		GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$121,899	$(15,209)	(11,801)	$(19,076)	(114,515)	$(145,289)
Net realized gain (loss) on investments	142,450	53,588	(18,755)	647	799,619	609,828
Change in net unrealized appreciation (depreciation) on investments	374,331	286,932	191,356	509,215	2,928,272	3,187,484

Increase (decrease) in net assets resulting from operations	638,680	325,311	160,799	490,786	3,613,375	3,652,023

CONTRACT TRANSACTIONS:
Proceeds from units sold	770	168,853	1,132	33,021	207,252	1,244,455
Transfers for contract benefits and terminations	(58,578)	(75,255)	(300,963)	(96,100)	(405,295)	(519,772)
Net transfers	(160,975)	343,702	678,378	(51,833)	(1,170,697)	1,528,184
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(218,783)	437,300	378,547	(114,912)	(1,368,740)	2,252,867

Total increase (decrease) in net assets	419,897	762,611	539,346	375,874	2,244,635	5,904,890

NET ASSETS:
Beginning of period	1,882,007	1,119,396	2,484,170	2,108,296	17,100,932	11,196,042

End of period	2,301,904	$1,882,007	3,023,516	$2,484,170	19,345,567	$17,100,932

CHANGES IN UNITS OUTSTANDING:
Units issued	42,393	75,988	78,326	5,527	76,836	270,557
Units redeemed	(55,301)	(44,370)	(36,976)	(15,557)	(162,224)	(106,468)

Net increase (decrease)	(12,909)	31,618	41,350	(10,030)	(85,388)	164,089

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,767	$15,026	$(3,931)	$(8,117)	(13,550)	$(35,288)
Net realized gain (loss) on investments	93,011	1,036	15,237	75,754	(5,244)	241,558
Change in net unrealized appreciation (depreciation) on investments	(21,643)	76,884	360,540	356,062	629,954	454,486

Increase (decrease) in net assets resulting from operations	82,135	92,946	371,846	423,699	611,160	660,756

CONTRACT TRANSACTIONS:
Proceeds from units sold	26,631	7,068		206,234	56,705	290,584
Transfers for contract benefits and terminations	(215,823)	(12,143)	(42,042)	(105,070)	(147,441)	(314,300)
Net transfers	2,487,035	98,464	(51,006)	(12,855)	(5,262)	42,707
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	2,297,843	93,389	(93,048)	88,309	(95,998)	18,991

Total increase (decrease) in net assets	2,379,978	186,335	278,799	512,008	515,162	679,747

NET ASSETS:
Beginning of period	1,905,344	1,719,009	1,986,600	1,474,592	3,300,086	2,620,339

End of period	$4,285,322	$1,905,344	2,265,399	$1,986,600	3,815,248	$3,300,086

CHANGES IN UNITS OUTSTANDING:
Units issued	371,895	13,344	10	28,683	24,652	45,608
Units redeemed	(167,271)	(4,897)	(8,277)	(17,826)	(31,531)	(42,677)

Net increase (decrease)	204,624	8,447	(8,268)	10,857	(6,879)	2,931

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND		INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,979	$30,086	$1,328	$(3,810)	$50,750	$43,506
Net realized gain (loss) on investments	15,139	340	102,830	48,021	(63,814)	6,358
Change in net unrealized appreciation (depreciation) on investments	119,427	88,975	(48,540)	53,279	(230,417)	208,546

Increase (decrease) in net assets resulting from operations	182,546	119,401	55,618	97,490	(243,481)	258,410

CONTRACT TRANSACTIONS:
Proceeds from units sold	9,181	383,111			110,915	139,324
Transfers for contract benefits and terminations	(234,249)	(49,769)	(2,806)	(2,125)	(41,256)	(28,261)
Net transfers	127,068	669,166	(29)		(188,529)	226,103
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(98,000)	1,002,508	(2,834)	(2,125)	(118,870)	337,166

Total increase (decrease) in net assets	84,546	1,121,909	52,784	95,365	(362,351)	595,576

NET ASSETS:
Beginning of period	2,217,022	1,095,113	453,571	358,206	1,738,899	1,143,323

End of period	$2,301,568	$2,217,022	506,355	$453,571	1,376,548	$1,738,899

CHANGES IN UNITS OUTSTANDING:
Units issued	17,982	104,369	0		24,224	36,679
Units redeemed	(26,543)	(7,974)	(135)	(113)	(38,796)	(8,886)

Net increase (decrease)	(8,561)	96,395	(135)	(113)	(14,572)	27,793

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$52,698	$33,484	$22,270	$7,514	$(1,800)	$(2,723)
Net realized gain (loss) on investments	(148,818)	562,790	(5,952)	148,830	17,326	36,099
Change in net unrealized appreciation (depreciation) on investments	15,770	383,633	112,870	292,239	44,955	26,543

Increase (decrease) in net assets resulting from operations	(80,349)	979,907	129,188	448,583	60,481	59,919

CONTRACT TRANSACTIONS:
Proceeds from units sold	53,322	248,417		609
Transfers for contract benefits and terminations	(186,334)	(174,238)	(34,970)	(31,696)	(1,452)	(1,052)
Net transfers	(423,540)	591,782	(308,641)	(179,460)	(46,706)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(556,552)	665,961	(343,611)	(210,547)	(48,158)	(1,052)

Total increase (decrease) in net assets	(636,901)	1,645,868	(214,423)	238,036	12,323	58,867

NET ASSETS:
Beginning of period	5,566,808	3,920,940	1,986,485	1,748,449	298,061	239,194

End of period	$4,929,907	$5,566,808	1,772,062	$1,986,485	310,384	$298,061

CHANGES IN UNITS OUTSTANDING:
Units issued	11,350	80,552	0	2,084	0
Units redeemed	(58,551)	(22,311)	(29,154)	(21,869)	(4,478)	(99)

Net increase (decrease)	(47,201)	58,241	(29,154)	(19,785)	(4,478)	(99)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	IVY VIP ENERGY		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,713	$(9,463)	$590,547	$319,294	$(50,561)	$(67,594)
Net realized gain (loss) on investments	(213,141)	(79,172)	1,736,544	1,490,669	880,204	698,071
Change in net unrealized appreciation (depreciation) on investments	(89,917)	106,247	2,951,844	5,501,085	844,876	1,612,536

Increase (decrease) in net assets resulting from operations	(295,344)	17,612	5,278,935	7,311,048	1,674,519	2,243,013

CONTRACT TRANSACTIONS:
Proceeds from units sold	39,425	114,624	1,768,417	2,140,934	319,143	803,420
Transfers for contract benefits and terminations	(25,457)	(71,537)	(2,887,584)	(1,219,267)	(260,263)	(418,142)
Net transfers	173,195	(82,898)	(2,123,707)	1,374,809	(602,810)	1,481,415
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	187,163	(39,811)	(3,242,874)	2,296,476	(543,931)	1,866,693

Total increase (decrease) in net assets	(108,182)	(22,199)	2,036,060	9,607,524	1,130,588	4,109,706

NET ASSETS:
Beginning of period	822,697	844,896	42,295,688	32,688,164	9,920,937	5,811,231

End of period	$714,515	$822,697	44,331,748	$42,295,688	11,051,525	$9,920,937

CHANGES IN UNITS OUTSTANDING:
Units issued	97,992	32,756	316,895	428,888	87,016	172,319
Units redeemed	(45,277)	(38,656)	(516,957)	(239,035)	(118,469)	(48,720)

Net increase (decrease)	52,716	(5,900)	(200,062)	189,853	(31,453)	123,599

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$54,679	$71,204	$1,003	$1,716	181	$789
Net realized gain (loss) on investments	11,066	(4,583)	(7,572)	11,352	(34,843)	(2,028)
Change in net unrealized appreciation (depreciation) on investments	217,222	210,733	(1,951)	29,047	42,423	32,610

Increase (decrease) in net assets resulting from operations	282,966	277,354	(8,519)	42,115	7,761	31,371

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,190	302,906			1,568	2,000
Transfers for contract benefits and terminations	(221,252)	(60,764)	(15,666)	(4,115)	(85,467)	(1,213)
Net transfers	(550,107)	322,993	(4)		4,534	9,450
Contract maintenance charges	(5)	(21)			(4)	(37)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(769,174)	565,114	(15,670)	(4,115)	(79,369)	10,200

Total increase (decrease) in net assets	(486,208)	842,468	(24,189)	38,000	(71,607)	41,571

NET ASSETS:
Beginning of period	3,881,072	3,038,604	182,244	144,244	163,219	121,648

End of period	$3,394,864	$3,881,072	158,055	$182,244	91,612	$163,219

CHANGES IN UNITS OUTSTANDING:
Units issued	28,907	86,232	0		281	503
Units redeemed	(91,040)	(31,458)	(1,013)	(212)	(3,814)	(60)

Net increase (decrease)	(62,133)	54,774	(1,013)	(212)	(3,533)	443

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$653	$1,592	$2,386	$2,739	$25,555	$12,338
Net realized gain (loss) on investments	150	(180)	2,236	(60)	(1,926)	1,930
Change in net unrealized appreciation (depreciation) on investments	17,374	27,222	49,027	39,249	16,157	69,617

Increase (decrease) in net assets resulting from operations	18,177	28,634	53,650	41,928	39,786	83,885

CONTRACT TRANSACTIONS:
Proceeds from units sold						292,323
Transfers for contract benefits and terminations	(248)	(422)	(25,961)	(4,682)	(51,940)	(8,856)
Net transfers	(75,610)		101,163		(2,369)	(16,435)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(75,858)	(422)	75,202	(4,682)	(54,309)	267,032

Total increase (decrease) in net assets	(57,681)	28,212	128,851	37,246	(14,523)	350,917

NET ASSETS:
Beginning of period	138,582	110,370	315,632	278,386	948,714	597,797

End of period	$80,901	$138,582	444,483	$315,632	934,191	$948,714

CHANGES IN UNITS OUTSTANDING:
Units issued	0		8,327		3,258	25,923
Units redeemed	(5,186)	(48)	(2,116)	(433)	(7,981)	(2,390)

Net increase (decrease)	(5,186)	(48)	6,211	(433)	(4,723)	23,533

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(597)	$(4,023)	$(3,995)	$(5,424)	$17,263	$7,698
Net realized gain (loss) on investments	(113,536)	56,466	77,743	73,227	136,916	201,177
Change in net unrealized appreciation (depreciation) on investments	41,810	41,749	230,177	61,049	186,449	348,438

Increase (decrease) in net assets resulting from operations	(72,324)	94,192	303,925	128,852	340,629	557,313

CONTRACT TRANSACTIONS:
Proceeds from units sold	8,000	46,492	0		9,878	256,807
Transfers for contract benefits and terminations	(30,954)	(11,737)	(35,279)	(14,423)	(93,210)	(74,737)
Net transfers	(434,692)	479,887	(7,914)	(59,605)	(245,866)	451,193
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(457,645)	514,642	(43,193)	(74,028)	(329,198)	633,263

Total increase (decrease) in net assets	(529,969)	608,834	260,732	54,824	11,431	1,190,576

NET ASSETS:
Beginning of period	872,091	263,257	472,659	417,835	2,893,998	1,703,422

End of period	$342,122	$872,091	733,391	$472,659	2,905,429	$2,893,998

CHANGES IN UNITS OUTSTANDING:
Units issued	3,252	54,582	0		12,978	58,241
Units redeemed	(56,425)	(3,081)	(2,722)	(5,321)	(36,863)	(7,526)

Net increase (decrease)	(53,173)	51,501	(2,722)	(5,321)	(23,884)	50,715

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT II INTERNATIONAL GROWTH PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
	2020	2019	2020	2019	2020	2019
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(112)	$(59)	(108,332)	$(116,814)	$2,721	$(4,792)
Net realized gain (loss) on investments	8,452	614	1,441,149	1,831,784	92,960	255,531
Change in net unrealized appreciation (depreciation) on investments	7,222	7,495	4,886,258	1,468,819	(5,411)	60,286

Increase (decrease) in net assets resulting from operations	15,562	8,050	6,219,075	3,183,789	90,271	311,025

CONTRACT TRANSACTIONS:
Proceeds from units sold			542,714	679,657	271,460	118,825
Transfers for contract benefits and terminations	(1,548)	(751)	(538,048)	(656,371)	(32,129)	(122,084)
Net transfers	62,557	99,315	398,003	962,167	161,695	693,387
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	61,009	98,564	402,668	985,453	401,026	690,128

Total increase (decrease) in net assets	76,571	106,614	6,621,743	4,169,242	491,297	1,001,153

NET ASSETS:
Beginning of period	106,614	0	12,590,735	8,421,493	1,973,373	972,220

End of period	$183,185	$106,614	19,212,478	$12,590,735	2,464,670	$1,973,373

CHANGES IN UNITS OUTSTANDING:
Units issued	15,739	9,865	492,880	369,770	47,464	89,792
Units redeemed	(10,941)	(73)	(457,667)	(302,406)	(12,712)	(32,127)

Net increase (decrease)	4,799	9,792	35,212	67,364	34,752	57,665

	(1) For the period of June 11, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MORGAN STANLEY VIF DISCOVERY PORTFOLIO		NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT EMERGING MARKETS FUND
	2020	2019	2020	2019	2020	2019
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7)	$(67)	$(2,170)	$(4,466)	$409	$586
Net realized gain (loss) on investments	6,484	3,940	42,887	61,792	1,954	2,984
Change in net unrealized appreciation (depreciation) on investments	(3,953)	4,083	108,356	120,110	5,545	13,982

Increase (decrease) in net assets resulting from operations	2,524	7,956	149,073	177,436	7,908	17,552

CONTRACT TRANSACTIONS:
Proceeds from units sold			13,026	270,384
Transfers for contract benefits and terminations	(30,563)		(27,457)	(7,469)	(5,284)	(15,665)
Net transfers	0		(113,582)	(27,688)	(6,845)
Contract maintenance charges						(44)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(30,563)	0	(128,013)	235,227	(12,130)	(15,709)

Total increase (decrease) in net assets	(28,039)	7,956	21,060	412,663	(4,222)	1,843

NET ASSETS:
Beginning of period	28,039	20,083	976,886	564,223	93,522	91,679

End of period	$0	$28,039	997,946	$976,886	89,300	$93,522

CHANGES IN UNITS OUTSTANDING:
Units issued	0		938	31,322	0
Units redeemed	(1,036)		(6,611)	(11,956)	(1,016)	(1,319)

Net increase (decrease)	(1,036)	0	(5,672)	19,366	(1,016)	(1,319)

	(1) For the period of January 1, 2020 to February 4, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO			PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO				PIMCO VIT LOW DURATION PORTFOLIO
		2020		2019	2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	56,826	$	36,951	15,703	$	14,870	$	18,991	$	59,291
Net realized gain (loss) on investments		(37,382)		(14,015)	395,242		214,479		(19,252)		(11,166)
Change in net unrealized appreciation (depreciation) on investments		48,118		75,016	(68,442)		21,371		70,506		48,545

Increase (decrease) in net assets resulting from operations		67,562		97,952	342,503		250,720		70,245		96,670

CONTRACT TRANSACTIONS:
Proceeds from units sold		4,557		21,550	58,569		182,587		602,861		494,193
Transfers for contract benefits and terminations		(20,071)		(33,167)	(56,233)		(188,998)		(95,007)		(77,490)
Net transfers		184,554		34,954	(812,836)		(135,752)		2,618,953		138,577
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		169,041		23,337	(810,500)		(142,163)		3,126,807		555,280

Total increase (decrease) in net assets		236,603		121,289	(467,997)		108,557		3,197,052		651,950

NET ASSETS:
Beginning of period		1,038,764		917,475	1,793,885		1,685,328		3,358,969		2,707,019

End of period	$	1,275,367	$	1,038,764	1,325,888	$	1,793,885		6,556,021	$	3,358,969

CHANGES IN UNITS OUTSTANDING:
Units issued		54,013		10,138	228,790		196,526		320,984		83,432
Units redeemed		(28,070)		(8,014)	(289,477)		(204,909)		(17,603)		(27,406)

Net increase (decrease)		25,943		2,124	(60,687)		(8,383)		303,381		56,026

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		PIMCO VIT REAL RETURN PORTFOLIO				PIMCO VIT SHORT TERM PORTFOLIO				PIMCO VIT TOTAL RETURN PORTFOLIO
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	14,326	$	13,314	$	40,931	$	110,083	$	234,389	$	304,646
Net realized gain (loss) on investments		16,078		(342)		(18,525)		(16,963)		247,835		(8,749)
Change in net unrealized appreciation (depreciation) on investments		189,608		126,318		69,653		34,593		627,256		671,539

Increase (decrease) in net assets resulting from operations		220,012		139,290		92,059		127,713		1,109,480		967,436

CONTRACT TRANSACTIONS:
Proceeds from units sold		11		52,456		381,979		1,153,607		133,732		1,507,040
Transfers for contract benefits and terminations		(135,644)		(39,239)		(437,815)		(840,566)		(987,426)		(947,276)
Net transfers		(22,335)		292,768		974,826		(982,701)		848,524		646,073
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(157,969)		305,985		918,990		(669,660)		(5,170)		1,205,837

Total increase (decrease) in net assets		62,044		445,275		1,011,049		(541,947)		1,104,310		2,173,273

NET ASSETS:
Beginning of period		2,161,037		1,715,762		5,820,373		6,362,320		14,183,857		12,010,584

End of period	$	2,223,081	$	2,161,037		6,831,422	$	5,820,373		15,288,167	$	14,183,857

CHANGES IN UNITS OUTSTANDING:
Units issued		11,916		40,939		431,269		299,477		219,508		252,474
Units redeemed		(25,992)		(10,893)		(343,136)		(363,807)		(220,057)		(140,573)

Net increase (decrease)		(14,076)		30,046		88,134		(64,330)		(550)		111,901

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

		INVESTMENT DIVISIONS

		PUTNAM VT EQUITY INCOME FUND				PUTNAM VT GLOBAL ASSET ALLOCATION FUND				PUTNAM VT GLOBAL EQUITY FUND
		2020		2019		2020		2019		2020		2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	12,401	$	11,864	$	38,518	$	12,854	$	(11,870)	$	(20,928)
Net realized gain (loss) on investments		29,729		112,846		35,455		65,819		21,792		202,652
Change in net unrealized appreciation (depreciation) on investments		(56,969)		194,777		306,214		538,081		146,853		201,850

Increase (decrease) in net assets resulting from operations		(14,839)		319,487		380,188		616,754		156,775		383,574

CONTRACT TRANSACTIONS:
Proceeds from units sold								44,984		19,026		206,397
Transfers for contract benefits and terminations		(353)		(19,926)		(324,291)		(592,759)		(54,879)		(60,862)
Net transfers		(277,150)		(28,565)		(265,990)		(287,881)		53,771		(167,246)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions		(277,503)		(48,491)		(590,282)		(835,656)		17,918		(21,711)

Total increase (decrease) in net assets		(292,342)		270,996		(210,094)		(218,902)		174,693		361,863

NET ASSETS:
Beginning of period		1,378,494		1,107,498		4,046,522		4,265,424		1,852,309		1,490,446

End of period	$	1,086,152	$	1,378,494		3,836,428	$	4,046,522		2,027,002	$	1,852,309

CHANGES IN UNITS OUTSTANDING:
Units issued		0				2,383		30,526		10,839		28,437
Units redeemed		(25,920)		(3,841)		(50,631)		(103,832)		(10,384)		(29,178)

Net increase (decrease)		(25,920)		(3,841)		(48,248)		(73,306)		455		(741)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(45,097)	$(40,738)	$140,299	$98,459	$6,069	$1,710
Net realized gain (loss) on investments	736,762	841,447	66,886	125,295	(1,511)	(86)
Change in net unrealized appreciation (depreciation) on investments	1,838,636	621,035	(26,454)	173,752	83,321	164,933

Increase (decrease) in net assets resulting from operations	2,530,302	1,421,744	180,732	397,506	87,879	166,557

CONTRACT TRANSACTIONS:
Proceeds from units sold	391,063	254,308	139,765	327,255		2,505
Transfers for contract benefits and terminations	(256,964)	(390,851)	(214,848)	(429,826)	(42,559)	(57,065)
Net transfers	1,558,727	(232,351)	610,184	(1,230,633)	8,622	28,007
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,692,826	(368,894)	535,101	(1,333,204)	(33,936)	(26,553)

Total increase (decrease) in net assets	4,223,128	1,052,850	715,832	(935,698)	53,943	140,004

NET ASSETS:
Beginning of period	5,178,330	4,125,480	3,390,071	4,325,769	853,147	713,143

End of period	$9,401,458	$5,178,330	4,105,903	$3,390,071	907,090	$853,147

CHANGES IN UNITS OUTSTANDING:
Units issued	170,063	50,532	123,678	177,950	1,169	3,989
Units redeemed	(79,670)	73,099	(78,782)	(305,117)	(4,547)	(7,076)

Net increase (decrease)	90,393	123,631	44,896	(127,167)	(3,378)	(3,087)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(585)	$(1,108)	$4,192	$2,829	$24,924	$7,599
Net realized gain (loss) on investments	(137)	15,659	(16,464)	10,818	(13,669)	(641)
Change in net unrealized appreciation (depreciation) on investments	33,855	14,563	1,950	15,367	(24,586)	30,607

Increase (decrease) in net assets resulting from operations	33,132	29,114	(10,322)	29,014	(13,330)	37,565

CONTRACT TRANSACTIONS:
Proceeds from units sold				71,654	0	152,588
Transfers for contract benefits and terminations	(305)	(1,608)	(56,634)	(1,916)	(8,203)	(17,448)
Net transfers	(5)	(27,593)	66,659	21,055	(49,093)	(128,029)
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(310)	(29,201)	10,026	90,793	(57,296)	7,111

Total increase (decrease) in net assets	32,821	(87)	(296)	119,807	(70,626)	44,676

NET ASSETS:
Beginning of period	122,726	122,813	218,703	98,896	312,689	268,013

End of period	$155,547	$122,726	218,407	$218,703	242,063	$312,689

CHANGES IN UNITS OUTSTANDING:
Units issued	0		8,187	9,947	9,585	18,933
Units redeemed	(24)	(2,522)	(8,783)	(1,424)	(15,432)	(18,031)

Net increase (decrease)	(24)	(2,522)	(597)	8,523	(5,847)	902

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT MULTI ASSET ABSOLUTE RETURN FUND		PUTNAM VT MULTI-CAP CORE FUND		PUTNAM VT RESEARCH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,512)	$(13,414)	$1,428	$653	$(712)	$(203)
Net realized gain (loss) on investments	(3,681)	352	9,365	33,877	58,210	38,039
Change in net unrealized appreciation (depreciation) on investments	(83,884)	65,252	50,247	57,282	32,869	68,268

Increase (decrease) in net assets resulting from operations	(97,077)	52,190	61,040	91,812	90,367	106,104

CONTRACT TRANSACTIONS:
Proceeds from units sold				38,077
Transfers for contract benefits and terminations	(715)	(6,851)	(2,326)	(1,877)	(13,414)
Net transfers	(69)		(2,885)	47,829	(36,127)	(7,548)
Contract maintenance charges						170,964
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(784)	(6,851)	(5,211)	84,029	(49,541)	163,416

Total increase (decrease) in net assets	(97,861)	45,339	55,829	175,841	40,826	269,520

NET ASSETS:
Beginning of period	1,150,532	1,105,193	429,925	254,084	556,786	287,266

End of period	$1,052,671	$1,150,532	485,754	$429,925	597,612	$556,786

CHANGES IN UNITS OUTSTANDING:
Units issued	0		2,996	7,003	1,111	13,297
Units redeemed	(79)	(679)	(3,692)	(461)	(4,530)	(1,724)

Net increase (decrease)	(79)	(679)	(696)	6,542	(3,420)	11,573

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP GROWTH FUND		PUTNAM VT SMALL CAP VALUE FUND
	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,632)	$(5,329)	$1,788	$(3,185)
Net realized gain (loss) on investments	(125,372)	75,871	(37,376)	18,500
Change in net unrealized appreciation (depreciation) on investments	214,829	150,389	96,467	129,838

Increase (decrease) in net assets resulting from operations	85,825	220,931	60,878	145,153

CONTRACT TRANSACTIONS:
Proceeds from units sold				4,379
Transfers for contract benefits and terminations	(20,589)	(52,214)	(14,206)	(54,955)
Net transfers	(269,741)		159,573	59,677
Contract maintenance charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(290,330)	(52,214)	145,368	9,101

Total increase (decrease) in net assets	(204,505)	168,717	206,246	154,254

NET ASSETS:
Beginning of period	784,750	616,033	793,543	639,289

End of period	$580,245	$784,750	999,789	$793,543

CHANGES IN UNITS OUTSTANDING:
Units issued	0		20,505	9,383
Units redeemed	(19,780)	(3,839)	(4,731)	(8,584)

Net increase (decrease)	(19,780)	(3,839)	15,773	799

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO CLASS II		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		VAN ECK VIP EMERGING MARKETS FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(314,303)	$(383,158)	$(103,143)	$(121,666)	$327	$(545)
Net realized gain (loss) on investments	3,513,473	3,259,347	1,156,816	732,529	2,033	1,559
Change in net unrealized appreciation (depreciation) on investments	10,081,836	6,821,127	2,669,550	2,029,958	(1,078)	13,286

Increase (decrease) in net assets resulting from operations	13,281,006	9,697,316	3,723,224	2,640,821	1,282	14,300

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,284,841	2,498,972	134,093	1,289,245
Transfers for contract benefits and terminations	(1,557,746)	(2,108,651)	(469,113)	(792,829)	(5,546)	(5,017)
Net transfers	(1,212,510)	489,110	1,042,838	(726,646)	(3,213)
Contract maintenance charges						(20)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,485,415)	879,431	707,818	(230,230)	(8,759)	(5,037)

Total increase (decrease) in net assets	11,795,591	10,576,747	4,431,041	2,410,591	(7,477)	9,263

NET ASSETS:
Beginning of period	43,499,088	32,922,341	12,206,814	9,796,223	61,272	52,009

End of period	$55,294,679	$43,499,088	16,637,855	$12,206,814	53,795	$61,272

CHANGES IN UNITS OUTSTANDING:
Units issued	271,374	497,495	171,768	195,545	668
Units redeemed	(367,696)	(431,240)	(119,402)	(190,890)	(1,057)	(151)

Net increase (decrease)	(96,321)	66,255	52,366	4,655	(389)	(151)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S		VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,380	$(9,058)	229	$(506)
Net realized gain (loss) on investments	(223,066)	(16,488)	(8,162)	(13,023)
Change in net unrealized appreciation (depreciation) on investments	282,715	27,272	19,680	15,112

Increase (decrease) in net assets resulting from operations	61,030	1,726	11,747	1,583

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,867	51,809
Transfers for contract benefits and terminations	(96,508)	(35,748)	(760)	(3,052)
Net transfers	(1,365,528)	1,776,887	70,248	(31,683)
Contract maintenance charges				(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,458,170)	1,792,948	69,488	(34,738)

Total increase (decrease) in net assets	(1,397,140)	1,794,674	81,235	(33,155)

NET ASSETS:
Beginning of period	2,359,295	564,621	14,336	47,491

End of period	$962,155	$2,359,295	95,571	$14,336

CHANGES IN UNITS OUTSTANDING:
Units issued	76,879	280,648	3,024
Units redeemed	(316,268)	(12,618)	(742)	(1,295)

Net increase (decrease)	(239,388)	268,030	2,282	(1,295)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$2,065	$185,318
Alger Large Cap Growth Portfolio	38,559	204,985
Alger Mid Cap Growth Portfolio	27,900	452,024
Alger Small Cap Growth Portfolio	30,822	65,189
Alger Weatherbie Specialized Growth Portfolio	0	1,737
Alps Alerian Energy Infrastructure Portfolio	281,642	274,845
Alps Red Rocks Listed Private Equity Portfolio	67,494	441,047
American Century Investments VP Inflation Protection Fund	709,582	667,697
American Century Investments VP Mid Cap Value Fund	435,398	1,025,455
American Century Investments VP Value Fund	898,774	1,344,989
American Funds IS Blue Chip Income and Growth Fund	670,848	495,666
American Funds IS Global Growth And Income Fund	878,243	1,629,822
American Funds IS Growth Fund	6,524,104	2,741,133
American Funds IS Growth-Income Fund	1,531,442	1,180,082
American Funds IS International Fund	429,225	910,044
American Funds IS New World Fund	317,304	579,852
Blackrock 60/40 Target Allocation ETF VI	534,229	475,015
Blackrock Global Allocation VI Fund	525,510	1,410,283
Blackrock High Yield VI Fund	978,369	802,599
BNY Mellon IP Technology Growth Portfolio	66,669	48,700
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	7,526	4,301
BNY Mellon VIF Appreciation Portfolio - Initial Shares	25,557	38,639
BNY Mellon VIF Appreciation Portfolio - Service Shares	51,990	10,052
BNY Mellon VIF Growth And Income Portfolio	24,861	24,938
BNY Mellon VIF International Value Portfolio	1,004	25,561
Clearbridge Variable Large Cap Growth Portfolio	1,328,766	2,044,238
Clearbridge Variable Mid Cap Portfolio	14,295	279,908
Clearbridge Variable Small Cap Growth Portfolio	1,938,718	1,523,733
Columbia Variable Portfolio - Select Small Cap Value Fund	22,732	50,700
Columbia Variable Portfolio - Seligman Global Technology Class 1	423,210	416,575
Columbia Variable Portfolio - Seligman Global Technology Class 2	12,992	29,522
Columbia Variable Portfolio - Small Cap Value Fund	1,842	28,149
Columbia Variable Portfolio - Strategic Income Fund	1,204,789	531,003
Delaware VIP Emerging Markets Series	1,013,923	1,780,837
Delaware VIP International Series	548,278	36
Delaware VIP International Value Equity Series	65,141	638,744
Delaware VIP REIT Series	114,727	232,091

Investment Division	Purchases	Sales
Delaware VIP Small Cap Value Series	$341,250	$535,054
Dimensional DFA VA Global Moderate Allocation Portfolio	190,928	269
Dimensional VA Equity Allocation Portfolio	274	8,844
Dimensional VA Global Bond Portfolio	3,972	132,100
Dimensional VA International Small Portfolio	5,692	79,497
Dimensional VA International Value Portfolio	125,296	289,806
Dimensional VA Short-Term Fixed Portfolio	-	8,034
Dimensional VA US Large Value Portfolio	437,482	379,833
Dimensional VA US Targeted Value Portfolio	46,316	113,172
DWS Capital Growth VIP	137,848	260,018
DWS CROCI® U.S. VIP	8,099	36,927
DWS Global Small Cap VIP	137	75
DWS Small Mid Cap Value VIP	18,575	382
Eaton Vance VT Floating-Rate Income Fund	679,114	1,388,439
Federated High Income Bond Fund II	213,191	429,783
Fidelity VIP Asset Manager Portfolio	13,202	143,219
Fidelity VIP Balanced Portfolio	9,572,980	6,253,007
Fidelity VIP Contrafund Portfolio	9,460	126,790
Fidelity VIP Government Money Market Portfolio	419,439	482,121
Fidelity VIP Growth Opportunities Portfolio	198,794	176,377
Fidelity VIP Growth Portfolio	233,232	297,931
Fidelity VIP High Income Portfolio	2,085	86,865
Fidelity VIP Index 500 Portfolio	86,600	206,267
Fidelity VIP International Capital Appreciation Portfolio	637,462	560,414
Fidelity VIP Investment Grade Bond Portfolio	71,179	4,066
Fidelity VIP Overseas Portfolio	565	51,448
First Trust/Dow Jones Dividend & Income Allocation Portfolio	134,075	174,702
Franklin Income VIP Fund	1,002,506	835,320
Goldman Sachs VIT Large Cap Value Fund	882	2,518
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	43	60,079
Goldman Sachs VIT Strategic Growth Fund	-	29,846
Goldman Sachs VIT US Equity Insights Fund Institutional Class	1,590	76,278
Goldman Sachs VIT US Equity Insights Fund Service Class	363,550	379,828
Great-West Aggressive Profile Fund	1,109,310	830,365
Great-West Ariel Mid Cap Value Fund	85,875	111,987
Great-West Bond Index Fund	3,377,249	4,390,182
Great-West Conservative Profile Fund Class L	3,491,041	1,703,231
Great-West Conservative Profile Fund Investor Class	1,556,092	2,561,465
Great-West Core Bond Fund	6,010,889	2,050,501
Great-West Emerging Markets Equity Fund	807,218	927,450
Great-West Global Bond Fund	471,897	637,922
Great-West Government Money Market Fund	61,022,534	53,373,997
Great-West High Yield Bond Fund	977,670	1,565,948
Great-West Inflation-Protected Securities Fund	205,010	91,310
Great-West International Growth Fund	133,060	432,642
Great-West International Index Fund	1,744,561	2,259,493
Great-West International Value Fund	334,407	712,139
Great-West Invesco Small Cap Value Fund	31,471	798,656
Great-West Large Cap Growth Fund	3,107,103	2,039,785
Great-West Large Cap Value Fund	190,033	524,562

Investment Division	Purchases	Sales
Great-West Lifetime 2015 Fund	$121,409	$64,889
Great-West Lifetime 2020 Fund	360,808	185,868
Great-West Lifetime 2025 Fund	370,251	334,561
Great-West Lifetime 2030 Fund	197,907	56,309
Great-West Lifetime 2035 Fund	285,447	312,251
Great-West Lifetime 2040 Fund	61,789	265,880
Great-West Lifetime 2045 Fund	747,661	334,666
Great-West Lifetime 2050 Fund	22,601	17,853
Great-West Lifetime 2055 Fund	1,042,704	489,359
Great-West Mid Cap Value Fund	109,871	614,581
Great-West Moderate Profile Fund Class L	5,520,754	11,687,803
Great-West Moderate Profile Fund Investor Class	3,718,998	6,589,195
Great-West Moderately Aggressive Profile Fund	1,796,140	2,719,650
Great-West Moderately Conservative Profile Fund Class L	2,333,349	1,587,980
Great-West Moderately Conservative Profile Fund Investor	2,045,969	2,289,769
Great-West Multi-Sector Bond Fund	908,928	1,755,147
Great-West Real Estate Index Fund	1,085,258	1,113,550
Great-West S&P 500® Index Fund	14,997,959	18,748,259
Great-West S&P Mid Cap 400® Index Fund	2,665,936	6,371,695
Great-West S&P Small Cap 600® Index Fund	4,141,057	7,064,593
Great-West SecureFoundation® Balanced Fund	22,864,017	20,578,274
Great-West Short Duration Bond Fund	8,804,019	7,149,795
Great-West Small Cap Growth Fund	713,126	903,620
Great-West Small Cap Value Fund	849,022	476,729
Great-West T. Rowe Price Mid Cap Growth Fund	1,231,053	2,660,719
Great-West U.S. Government Securities Fund	4,215,182	1,906,352
Invesco Oppenheimer V.I. International Growth Fund	207	109,585
Invesco Oppenheimer V.I. Main Street Small Cap Fund	276,523	395,540
Invesco Oppenheimer V.I. Total Return Bond Fund	171,088	288,568
Invesco V.I. Core Equity Fund	-	6,399
Invesco V.I. Global Real Estate Fund	264,977	393,480
Invesco V.I. Growth & Income Fund	111,552	702,718
Invesco V.I. International Growth Fund	42	355,499
Invesco V.I. Small Cap Equity Fund	6	50,044
Ivy VIP Energy Fund	367,084	180,397
Janus Henderson VIT Balanced Portfolio	5,090,371	7,658,908
Janus Henderson VIT Enterprise Portfolio	1,980,260	1,898,644
Janus Henderson VIT Flexible Bond Portfolio	362,929	1,109,723
Janus Henderson VIT Mid Cap Value Portfolio	3,422	16,182
Janus Henderson VIT Overseas Portfolio Institutional Shares	7,970	87,713
Janus Henderson VIT Overseas Portfolio Service Shares	748	76,386
JPMorgan Insurance Trust Global Allocation Portfolio	109,148	28,792
JPMorgan Insurance Trust Income Builder Portfolio	64,276	93,057
JPMorgan Insurance Trust Small Cap Core Portfolio	53,133	487,787
Lord Abbett Series Developing Growth Portfolio	16	47,211

Investment Division	Purchases	Sales
MFS VIT II Blended Res earch Core Equity Portfolio	$362,969	$536,579
MFS VIT II International Growth Portfolio	181,569	120,515
MFS VIT II Technology Portfolio	10,459,259	10,164,221
MFS VIT III Blended Research Small Cap Equity Portfolio	700,550	135,912
Morgan Stanley VIF Discovery Portfolio	0	30,571
Neuberger Berman AMT Sustainable Equity Portfolio	12,270	146,109
NVIT Emerging Markets Fund	968	12,946
PIMCO VIT Commodity Real Return Strategy Portfolio	432,283	207,488
PIMCO VIT Long Term US Government Portfolio	3,114,161	3,902,710
PIMCO VIT Low Duration Portfolio	3,317,074	180,206
PIMCO VIT Real Return Portfolio	153,687	306,716
PIMCO VIT Short Term Portfolio	4,556,754	3,606,175
PIMCO VIT Total Return Portfolio	2,872,343	2,547,984
Putnam VT Equity Income Fund	104,086	285,899
Putnam VT Global Asset Allocation Fund	172,502	650,290
Putnam VT Global Equity Fund	155,236	134,661
Putnam VT Growth Opportunities Fund	3,722,095	1,680,530
Putnam VT Income Fund	1,572,381	866,138
Putnam VT International Equity Fund	26,820	54,349
Putnam VT International Growth Fund	46	944
Putnam VT International Value Fund	108,846	91,269
Putnam VT Mortgage Securities Fund	131,154	163,536
Putnam VT Multi-Asset Absolute Return Fund	36	10,375
Putnam VT Multi-Cap Core Fund	66,927	52,892
Putnam VT Research Fund	80,981	70,072
Putnam VT Small Cap Growth Fund	16,264	293,997
Putnam VT Small Cap Value Fund	197,815	50,685
T. Rowe Price Blue Chip Growth Portfolio	5,179,460	6,983,307
T. Rowe Price Health Sciences Portfolio	2,731,578	2,126,285
Van Eck VIP Emerging Markets Fund	28,375	35,371
Van Eck VIP Global Hard Assets Fund Class S	498,112	1,954,969
Van Eck VIP Global Hard Assets Fund Initial Class	86,845	17,120

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract Maintenance Charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6%, in the Varifund Plus contract, a maximum fee of 8% and in the SmartTrack II and SmartTrack II-5 Year contract, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $25 in the Varifund and Varifund Plus contracts for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. The Company charges $25 in the Smart Track Advisor and $15 in the Smart Track II 5yr contracts for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund/Varifund Plus contracts equal to an effective annual rate of 1.25% to 1.40%, depending on the contract; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; and a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective rate of 0.20% to 0.40% and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund/Varifund Plus contracts. These charges are recorded as Mortality and expense risk on the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate to 2.25% from the covered value in SmartTrack II-5 Year and SmartTrack Advisor annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; and 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II- 5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation.

These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 10, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return is for the period of operations as presented in the Statement of Operations for each investment Division. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ALGER CAPITAL APPRECIATION PORTFOLIO
2020	10	$230.19	to	$239.35	$2,200	0.00%	1.25%	to	1.40%	39.79%	to	40.00%
2019	10	$164.67	to	$170.96	$1,722	0.00%	1.25%	to	1.40%	31.73%	to	31.92%
2018	12	$125.01	to	$129.59	$1,545	0.08%	1.25%	to	1.40%	(1.50) %	to	(1.35) %
2017	14	$126.91	to	$131.37	$1,751	0.15%	1.25%	to	1.40%	29.27%	to	29.46%
2016	16	$98.18	to	$101.47	$1,613	0.18%	1.25%	to	1.40%	(0.89) %	to	(0.74) %
ALGER LARGE CAP GROWTH PORTFOLIO
2020	7	$251.80	to	$276.93	$1,944	0.20%	1.25%	to	1.55%	64.47%	to	64.96%
2019	8	$153.10	to	$167.88	$1,293	0.00%	1.25%	to	1.55%	25.47%	to	25.85%
2018	9	$122.02	to	$133.40	$1,140	0.00%	1.25%	to	1.55%	0.63%	to	0.93%
2017	9	$121.26	to	$132.17	$1,143	0.00%	1.25%	to	1.55%	26.50%	to	26.87%
2016	10	$95.86	to	$104.17	$1,005	0.00%	1.25%	to	1.55%	(2.35) %	to	(2.06) %
ALGER MID CAP GROWTH PORTFOLIO
2020	13	$171.02	to	$178.32	$2,323	0.00%	1.25%	to	1.40%	62.33%	to	62.61%
2019	17	$105.35	to	$109.66	$1,762	0.00%	1.25%	to	1.40%	28.45%	to	28.64%
2018	20	$82.02	to	$85.25	$1,676	0.00%	1.25%	to	1.40%	(8.74) %	to	(8.60) %
2017	29	$89.87	to	$93.27	$2,659	0.00%	1.25%	to	1.40%	27.99%	to	28.18%
2016	32	$70.22	to	$72.76	$2,307	0.00%	1.25%	to	1.40%	(0.43) %	to	(0.28) %
ALGER SMALL CAP GROWTH PORTFOLIO
2020	12	$231.40	to	$42.74	$674	1.22%	0.25%	to	1.40%	64.83%	to	66.74%
2019	12	$140.39	to	$25.63	$441	0.00%	0.25%	to	1.40%	27.54%	to	29.01%
2018	12	$110.07	to	$19.87	$371	0.00%	0.25%	to	1.40%	0.02%	to	1.18%
2017	14	$110.05	to	$19.63	$386	0.00%	0.25%	to	1.40%	26.95%	to	28.41%
2016	25	$86.69	to	$15.29	$491	0.00%	0.25%	to	1.40%	4.77%	to	5.97%
ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
2020	9	$30.27	to	$30.68	$277	0.00%	1.00%	to	1.20%	56.94%	to	57.25%
2019	9	$16.33	to	$19.51	$176	0.00%	1.00%	to	1.20%	36.65%	to	36.93%
2018	9	$11.95	to	$14.25	$129	0.00%	1.00%	to	1.20%	(4.35) %	to	(4.16) %
2017	10	$12.49	to	$15.28	$141	0.00%	0.25%	to	1.20%	35.29%	to	36.58%
2016	11	$9.23	to	$11.19	$118	0.00%	0.25%	to	1.20%	2.79%	to	3.77%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
(Effective date 04/22/2016)
2020	98	$8.39	to	$7.19	$798	3.24%	0.20%	to	1.20%	(26.01) %	to	(25.29) %
2019	92	$11.34	to	$9.62	$1,039	1.62%	0.20%	to	1.20%	18.98%	to	20.18%
2018	95	$9.53	to	$8.00	$899	2.04%	0.20%	to	1.20%	(19.93) %	to	(19.12) %
2017	60	$11.90	to	$9.90	$703	2.25%	0.20%	to	1.20%	(2.02) %	to	(1.04) %
2016	26	$12.15	to	$12.23	$313	4.17%	0.25%	to	1.20%	21.50%	to	22.30%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2020	152	$16.56	to	$16.57	$2,354	12.37%	0.20%	to	1.20%	7.93%	to	9.05%
2019	179	$14.24	to	$15.19	$2,576	0.00%	0.20%	to	1.20%	38.17%	to	39.56%
2018	195	$10.31	to	$10.89	$2,028	6.03%	0.20%	to	1.20%	(13.58) %	to	(12.71) %
2017	117	$11.93	to	$12.47	$1,407	3.86%	0.20%	to	1.20%	23.48%	to	24.71%
2016	33	$9.66	to	$10.00	$323	1.27%	0.25%	to	1.20%	6.68%	to	7.70%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
2020	129	$11.57	to	$11.92	$1,516	1.47%	0.20%	to	1.20%	8.29%	to	9.30%
2019	126	$10.68	to	$10.91	$1,359	2.28%	0.20%	to	1.20%	7.60%	to	8.68%
2018	154	$9.93	to	$10.03	$1,535	3.04%	0.20%	to	1.20%	(3.98) %	to	(3.02) %
2017	75	$10.16	to	$10.35	$775	2.79%	0.20%	to	1.20%	2.44%	to	3.47%
2016	24	$9.92	to	$10.14	$245	1.67%	0.25%	to	1.20%	3.14%	to	4.13%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2020	566	$17.00	to	$12.55	$8,200	1.80%	0.20%	to	1.20%	(0.12) %	to	0.91%
2019	614	$17.02	to	$12.44	$8,922	1.92%	0.20%	to	1.20%	27.46%	to	28.74%
2018	619	$13.35	to	$9.66	$7,165	1.31%	0.20%	to	1.20%	(14.01) %	to	(13.13) %
2017	342	$15.53	to	$11.12	$4,866	1.48%	0.20%	to	1.20%	10.14%	to	11.24%
2016	107	$11.69	to	$20.61	$1,740	1.71%	0.25%	to	1.20%	21.25%	to	22.41%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2020	798	$13.56	to	$12.51	$10,740	2.33%	0.20%	to	1.20%	(0.35) %	to	0.61%
2019	869	$13.61	to	$12.43	$11,750	1.97%	0.20%	to	1.20%	25.41%	to	26.66%
2018	771	$10.86	to	$9.81	$8,300	1.56%	0.20%	to	1.20%	(10.37) %	to	(9.46) %
2017	489	$12.11	to	$10.84	$5,896	1.70%	0.20%	to	1.20%	7.28%	to	8.36%
2016	120	$11.14	to	$11.32	$1,349	1.89%	0.25%	to	1.20%	18.85%	to	19.98%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
(Effective date 04/30/2018)
2020	353	$11.94	to	$12.27	$4,249	1.79%	0.20%	to	1.20%	7.22%	to	8.28%
2019	339	$11.14	to	$11.33	$3,796	2.03%	0.20%	to	1.20%	19.59%	to	20.78%
2018	168	$9.32	to	$9.38	$1,571	2.72%	0.20%	to	1.20%	(6.81) %	to	(6.18) %
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
(Effective date 04/28/2017)
2020	581	$14.03	to	$14.56	$8,194	1.18%	0.20%	to	1.20%	7.21%	to	8.33%
2019	654	$13.09	to	$13.44	$8,593	1.87%	0.20%	to	1.20%	29.17%	to	30.47%
2018	543	$10.13	to	$10.30	$5,509	1.99%	0.20%	to	1.20%	(10.97) %	to	(10.07) %
2017	173	$11.38	to	$11.45	$1,971	3.24%	0.20%	to	1.20%	13.78%	to	14.55%
AMERICAN FUNDS IS GROWTH FUND
(Effective date 04/30/2018)
2020	885	$18.19	to	$18.68	$16,220	0.24%	0.20%	to	1.20%	49.96%	to	51.39%
2019	581	$12.13	to	$12.34	$7,061	0.60%	0.20%	to	1.20%	28.88%	to	30.19%
2018	417	$9.41	to	$9.48	$3,931	0.26%	0.20%	to	1.20%	(5.85) %	to	(5.22) %
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2020	622	$13.13	to	$13.48	$8,206	1.30%	0.20%	to	1.20%	11.92%	to	13.02%
2019	603	$11.73	to	$11.93	$7,084	1.57%	0.20%	to	1.20%	24.36%	to	25.61%
2018	428	$9.43	to	$9.50	$4,036	1.79%	0.20%	to	1.20%	(5.66) %	to	(5.02) %
AMERICAN FUNDS IS INTERNATIONAL FUND
2020	439	$13.70	to	$15.80	$6,130	0.47%	0.20%	to	1.20%	12.26%	to	13.40%
2019	479	$12.20	to	$13.93	$5,911	1.28%	0.20%	to	1.20%	21.20%	to	22.43%
2018	492	$10.06	to	$11.38	$4,988	1.76%	0.20%	to	1.20%	(14.45) %	to	(13.58) %
2017	264	$11.76	to	$13.16	$3,117	1.86%	0.20%	to	1.20%	30.33%	to	31.63%
2016	60	$9.02	to	$8.99	$538	1.88%	0.25%	to	1.20%	1.99%	to	2.97%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/22/2016)
2020	334	$17.09	to	$17.44	$5,758	0.04%	0.20%	to	1.20%	21.79%	to	23.05%
2019	351	$14.03	to	$14.17	$4,949	0.79%	0.20%	to	1.20%	27.28%	to	28.56%
2018	316	$11.02	to	$11.02	$3,490	0.82%	0.20%	to	1.20%	(15.28) %	to	(14.42) %
2017	151	$13.01	to	$12.88	$1,972	1.20%	0.20%	to	1.20%	27.52%	to	28.80%
2016	34	$10.20	to	$10.27	$343	0.91%	0.25%	to	1.20%	2.00%	to	2.66%
BLACKROCK GLOBAL ALLOCATION VI FUND
2020	866	$14.32	to	$14.82	$12,127	1.40%	0.20%	to	1.20%	19.26%	to	20.47%
2019	939	$11.60	to	$12.30	$11,020	1.28%	0.20%	to	1.20%	16.34%	to	17.52%
2018	942	$9.97	to	$10.47	$9,485	0.96%	0.20%	to	1.20%	(8.69) %	to	(7.76) %
2017	709	$10.92	to	$11.35	$7,867	1.65%	0.20%	to	1.20%	12.37%	to	13.48%
2016	260	$9.72	to	$10.31	$2,598	1.90%	0.25%	to	1.20%	2.56%	to	3.54%
BLACKROCK HIGH YIELD VI FUND
2020	787	$12.66	to	$12.68	$9,994	5.44%	0.20%	to	1.20%	5.75%	to	6.85%
2019	798	$11.97	to	$11.87	$9,551	5.14%	0.20%	to	1.20%	13.49%	to	14.64%
2018	835	$10.55	to	$10.36	$8,810	5.26%	0.20%	to	1.20%	(4.06) %	to	(3.10) %
2017	455	$10.99	to	$10.69	$5,013	4.84%	0.20%	to	1.20%	5.83%	to	6.89%
2016	152	$10.38	to	$10.65	$1,594	5.21%	0.25%	to	1.20%	11.48%	to	12.54%
BLACKROCK 60/40 TARGET ALLOCATION ETF V.I. FUND
(Effective date 4/30/2019)
2020	6	$12.15	to	$12.34	$68	1.55%	0.25%	to	1.20%	12.98%	to	14.04%
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
2020	17	$34.05	to	$51.61	$791	0.07%	0.25%	to	1.20%	67.59%	to	69.17%
2019	18	$17.36	to	$30.51	$514	0.00%	0.25%	to	1.20%	24.02%	to	25.20%
2018	19	$13.99	to	$24.37	$420	0.00%	0.25%	to	1.20%	(2.45) %	to	(1.52) %
2017	20	$14.35	to	$24.75	$461	0.00%	0.25%	to	1.20%	40.67%	to	42.00%
2016	24	$10.20	to	$17.43	$386	0.00%	0.25%	to	1.20%	3.15%	to	4.12%
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
2020	4	$89.33	to	$93.08	$397	1.16%	1.25%	to	1.40%	22.43%	to	22.60%
2019	4	$72.97	to	$75.92	$325	1.44%	1.25%	to	1.40%	32.49%	to	32.69%
2018	4	$55.08	to	$57.21	$246	1.76%	1.25%	to	1.40%	(5.74) %	to	(5.60) %
2017	6	$58.43	to	$60.61	$351	1.13%	1.25%	to	1.40%	13.73%	to	13.91%
2016	6	$51.38	to	$53.21	$325	1.30%	1.25%	to	1.40%	8.85%	to	9.01%
BNY MELLON VIF APPRECIATION PORTFOLIO - INITIAL SHARES
2020	28	$119.13	to	$124.63	$310	0.85%	1.25%	to	1.40%	21.97%	to	22.16%
2019	3	$97.67	to	$102.02	$285	1.14%	1.25%	to	1.40%	34.20%	to	34.41%
2018	4	$72.78	to	$75.91	$273	1.26%	1.25%	to	1.40%	(8.15) %	to	(7.97) %
2017	4	$79.24	to	$82.48	$305	1.34%	1.25%	to	1.40%	25.57%	to	25.76%
2016	4	$63.11	to	$65.59	$246	1.63%	1.25%	to	1.40%	6.41%	to	6.56%
BNY MELLON VIF APPRECIATION PORTFOLIO - SERVICE SHARES
2020	28	$21.57	to	$28.83	$706	0.60%	0.25%	to	1.20%	21.88%	to	23.08%
2019	29	$17.70	to	$23.42	$582	0.92%	0.25%	to	1.20%	34.16%	to	35.44%
2018	29	$13.19	to	$17.29	$442	1.02%	0.25%	to	1.20%	(8.22) %	to	(7.34) %
2017	31	$14.37	to	$18.66	$503	1.09%	0.25%	to	1.20%	25.50%	to	26.69%
2016	32	$11.45	to	$14.73	$414	1.37%	0.25%	to	1.20%	6.35%	to	7.36%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2020	4	$93.41	to	$97.24	$366	0.83%	1.25%	to	1.40%	22.91%	to	23.10%
2019	4	$76.00	to	$78.99	$320	1.02%	1.25%	to	1.40%	27.32%	to	27.52%
2018	6	$59.69	to	$61.95	$337	0.80%	1.25%	to	1.40%	(6.02) %	to	(5.88) %
2017	6	$63.51	to	$65.81	$375	0.74%	1.25%	to	1.40%	18.05%	to	18.23%
2016	6	$53.80	to	$55.66	$339	1.20%	1.25%	to	1.40%	8.51%	to	8.67%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/28/2017)
2020	402	$18.82	to	$19.53	$7,608	0.02%	0.20%	to	1.20%	28.84%	to	30.19%
2019	448	$14.61	to	$15.00	$6,571	0.16%	0.20%	to	1.20%	30.28%	to	31.58%
2018	375	$11.21	to	$11.40	$4,212	0.18%	0.20%	to	1.20%	(1.42) %	to	(0.43) %
2017	103	$11.38	to	$11.44	$1,177	0.31%	0.40%	to	1.20%	13.75%	to	14.36%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/28/2017)
2020	86	$13.74	to	$14.15	$1,194	0.04%	0.40%	to	1.20%	13.72%	to	14.65%
2019	112	$12.08	to	$12.34	$1,367	0.37%	0.40%	to	1.20%	31.07%	to	32.12%
2018	85	$9.22	to	$9.37	$790	0.27%	0.20%	to	1.20%	(13.85) %	to	(12.97) %
2017	13	$10.70	to	$10.75	$144	0.21%	0.40%	to	1.20%	6.97%	to	7.54%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2020	362	$21.92	to	$22.95	$7,858	0.00%	0.20%	to	1.20%	41.21%	to	42.61%
2019	335	$15.16	to	$16.09	$5,117	0.00%	0.20%	to	1.20%	25.05%	to	26.30%
2018	326	$12.12	to	$12.74	$3,985	0.00%	0.20%	to	1.20%	1.97%	to	3.00%
2017	89	$11.89	to	$12.37	$1,056	0.00%	0.20%	to	1.20%	22.44%	to	23.67%
2016	39	$9.71	to	$10.10	$387	0.00%	0.25%	to	1.20%	4.27%	to	5.28%
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND
2020	15	$19.37	to	$19.66	$294	0.00%	1.25%	to	1.40%	7.43%	to	7.57%
2019	17	$18.03	to	$18.03	$304	0.00%	1.40%	to	1.40%	15.81%	to	15.81%
2018	21	$15.57	to	$15.57	$331	0.00%	1.40%	to	1.40%	(14.04) %	to	(14.04) %
2017	24	$18.11	to	$18.11	$438	0.00%	1.40%	to	1.40%	10.52%	to	10.52%
2016	34	$16.39	to	$16.53	$559	0.00%	1.25%	to	1.40%	12.08%	to	12.25%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
2020	138	$51.08	to	$51.83	$7,049	0.00%	1.25%	to	1.40%	44.17%	to	44.39%
2019	148	$35.43	to	$35.90	$5,233	0.00%	1.25%	to	1.40%	53.16%	to	53.38%
2018	167	$23.14	to	$23.41	$3,870	0.00%	1.25%	to	1.40%	(9.43) %	to	(9.30) %
2017	184	$25.55	to	$25.81	$4,696	0.00%	1.25%	to	1.40%	33.34%	to	33.54%
2016	205	$19.16	to	$19.33	$3,934	0.00%	1.25%	to	1.40%	17.73%	to	17.91%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2
2020	2	$110.18	to	$113.65	$205	0.00%	1.25%	to	1.40%	43.78%	to	43.99%
2019	2	$76.63	to	$78.93	$172	0.00%	1.25%	to	1.40%	52.82%	to	53.05%
2018	2	$50.15	to	$51.57	$98	0.00%	1.25%	to	1.40%	(9.73) %	to	(9.59) %
2017	2	$55.55	to	$57.04	$133	0.00%	1.25%	to	1.40%	33.05%	to	33.25%
2016	2	$41.75	to	$42.81	$78	0.00%	1.25%	to	1.40%	17.36%	to	17.54%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2020	1	$15.31	to	$22.49	$19	0.40%	0.25%	to	1.00%	7.48%	to	8.30%
2019	2	$14.24	to	$20.77	$47	0.27%	0.25%	to	1.00%	19.78%	to	20.68%
2018	2	$11.88	to	$17.21	$39	0.17%	0.25%	to	1.00%	(19.02) %	to	(18.37) %
2017	2	$14.68	to	$21.08	$48	0.21%	0.25%	to	1.00%	12.86%	to	13.70%
2016	9	$13.00	to	$18.54	$162	0.33%	0.25%	to	1.00%	31.42%	to	32.41%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
(Effective date 04/30/2018)
2020	286	$11.36	to	$11.67	$3,298	3.83%	0.20%	to	1.20%	5.31%	to	6.39%
2019	232	$10.79	to	$10.97	$2,511	4.22%	0.20%	to	1.20%	8.91%	to	10.00%
2018	74	$9.90	to	$9.97	$736	1.69%	0.20%	to	1.20%	(0.96) %	to	(0.29) %
DELAWARE VIP EMERGING MARKETS SERIES
2020	276	$16.64	to	$17.81	$4,683	0.51%	0.20%	to	1.20%	23.21%	to	24.44%
2019	343	$11.53	to	$14.31	$4,739	0.42%	0.20%	to	1.20%	20.80%	to	22.01%
2018	373	$9.55	to	$11.73	$4,262	3.01%	0.20%	to	1.20%	(17.04) %	to	(16.20) %
2017	222	$11.51	to	$13.99	$3,105	0.31%	0.20%	to	1.20%	38.57%	to	39.95%
2016	109	$8.31	to	$10.83	$1,139	0.85%	0.25%	to	1.20%	12.32%	to	13.40%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	55	$10.17	to	$10.17	$558	0.00%	0.20%	to	1.20%	1.70%	to	1.70%
DELAWARE VIP REIT SERIES
2020	148	$13.05	to	$10.50	$1,662	1.78%	0.20%	to	1.20%	(11.69) %	to	(10.85) %
2019	165	$14.78	to	$11.78	$2,125	1.84%	0.20%	to	1.20%	24.99%	to	26.24%
2018	165	$11.83	to	$9.33	$1,700	1.77%	0.20%	to	1.20%	(8.62) %	to	(7.70) %
2017	146	$12.94	to	$10.11	$1,644	1.28%	0.20%	to	1.20%	0.06%	to	1.07%
2016	57	$10.84	to	$16.67	$817	0.55%	0.25%	to	1.20%	4.35%	to	5.35%
DELAWARE VIP SMALL CAP VALUE SERIES
2020	254	$13.15	to	$11.50	$3,402	1.11%	0.20%	to	1.20%	(3.32) %	to	(2.34) %
2019	285	$13.60	to	$11.78	$4,031	0.78%	0.20%	to	1.20%	26.20%	to	27.46%
2018	262	$10.78	to	$9.25	$2,913	0.53%	0.20%	to	1.20%	(17.94) %	to	(17.11) %
2017	141	$13.14	to	$11.15	$2,000	0.49%	0.20%	to	1.20%	10.43%	to	11.54%
2016	57	$11.90	to	$18.95	$899	0.61%	0.25%	to	1.20%	29.52%	to	30.76%
DIMENSIONAL DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
(Effective date 01/02/2019)
2020	22	$12.99	to	$12.99	$285	3.43%	0.55%	to	0.55%	10.66%	to	10.66%
2019	6	$11.74	to	$11.74	$67	2.31%	0.55%	to	0.55%	17.38%	to	17.38%
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
(Effective date 01/02/2019)
2020	44	$13.94	to	$13.94	$617	1.98%	0.55%	to	0.55%	11.51%	to	11.51%
2019	45	$12.50	to	$12.50	$562	1.87%	0.55%	to	0.55%	24.96%	to	24.96%
DIMENSIONAL VA GLOBAL BOND PORTFOLIO
(Effective date 01/02/2019)
2020	7	$10.40	to	$10.45	$75	0.01%	0.55%	to	0.75%	0.71%	to	0.92%
2019	19	$10.33	to	$10.35	$201	4.53%	0.55%	to	0.75%	3.31%	to	3.52%
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
(Effective date 09/29/2017)
2020	97	$10.38	to	$11.18	$1,048	2.33%	0.55%	to	1.55%	7.69%	to	8.79%
2019	105	$9.64	to	$10.28	$1,053	2.73%	0.55%	to	1.55%	21.99%	to	23.21%
2018	115	$7.90	to	$8.34	$933	3.60%	0.55%	to	1.55%	(21.01) %	to	(20.21) %
2017	2	$10.45	to	$10.45	$20	2.73%	0.55%	to	0.55%	4.54%	to	4.54%
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
(Effective date 12/29/2017)
2020	130	$9.01	to	$9.76	$1,215	2.54%	0.55%	to	1.55%	(3.25) %	to	(2.27) %
2019	156	$9.31	to	$9.99	$1,502	3.69%	0.55%	to	1.55%	14.08%	to	15.23%
2018	142	$8.16	to	$8.67	$1,191	4.44%	0.55%	to	1.55%	(18.37) %	to	(17.55) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO
(Effective date 01/02/2019)
2020	4	$10.16	to	$10.20	$37	0.58%	0.55%	to	0.75%	(0.20) %	to	0.00%
2019	4	$10.18	to	$10.20	$44	0.64%	0.55%	to	0.75%	1.75%	to	1.96%
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
(Effective date 09/29/2017)
2020	351	$10.41	to	$11.54	$3,847	2.50%	0.55%	to	1.55%	(2.93) %	to	(1.88) %
2019	345	$10.72	to	$11.76	$3,852	2.17%	0.55%	to	1.55%	23.86%	to	25.10%
2018	338	$8.65	to	$9.40	$3,033	3.33%	0.55%	to	1.55%	(13.48) %	to	(12.60) %
2017	13	$10.75	to	$10.75	$140	1.77%	0.75%	to	0.75%	7.55%	to	7.55%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 12/29/2017)
2020	175	$10.23	to	$10.99	$1,827	2.01%	0.55%	to	1.55%	2.33%	to	3.43%
2019	181	$10.00	to	$10.63	$1,841	1.58%	0.55%	to	1.55%	20.67%	to	21.88%
2018	167	$8.28	to	$8.72	$1,396	1.44%	0.55%	to	1.55%	(17.17) %	to	(16.33) %
DWS CAPITAL GROWTH VIP
2020	67	$29.34	to	$23.27	$2,422	0.28%	0.20%	to	1.20%	37.04%	to	38.40%
2019	75	$21.41	to	$16.81	$1,990	0.16%	0.20%	to	1.20%	35.17%	to	36.51%
2018	83	$15.84	to	$12.31	$1,573	0.55%	0.20%	to	1.20%	(3.05) %	to	(2.06) %
2017	164	$16.34	to	$12.57	$3,480	0.48%	0.20%	to	1.20%	24.46%	to	25.71%
2016	131	$10.02	to	$19.05	$2,345	0.30%	0.25%	to	1.20%	2.76%	to	3.74%
DWS CROCI® U.S. VIP
2020	5	$12.03	to	$17.10	$79	2.33%	0.25%	to	1.20%	(13.48) %	to	(12.64) %
2019	7	$13.90	to	$19.57	$135	1.57%	0.25%	to	1.20%	30.90%	to	32.15%
2018	8	$10.62	to	$14.81	$103	2.16%	0.25%	to	1.20%	(11.77) %	to	(10.94) %
2017	8	$12.03	to	$16.62	$117	1.08%	0.25%	to	1.20%	21.01%	to	22.15%
2016	10	$9.95	to	$13.61	$128	0.88%	0.25%	to	1.20%	(5.76) %	to	(4.87) %
DWS GLOBAL SMALL CAP VIP
2020	2	$11.84	to	$19.60	$30	0.63%	0.25%	to	1.20%	15.55%	to	16.66%
2019	2	$10.25	to	$16.80	$25	0.00%	0.25%	to	1.20%	19.63%	to	20.78%
2018	2	$8.57	to	$13.91	$25	0.00%	0.25%	to	1.20%	(21.70) %	to	(20.94) %
2017	2	$10.94	to	$17.60	$34	0.00%	0.25%	to	1.20%	18.19%	to	19.30%
2016	2	$9.26	to	$14.75	$22	0.12%	0.25%	to	1.20%	0.12%	to	1.08%
DWS SMALL MID CAP VALUE VIP
2020	12	$13.22	to	$19.18	$237	1.21%	0.25%	to	1.00%	(2.09) %	to	(1.36) %
2019	12	$13.50	to	$19.45	$240	0.36%	0.25%	to	1.00%	19.79%	to	20.69%
2018	12	$11.27	to	$16.11	$199	0.98%	0.25%	to	1.00%	(17.16) %	to	(16.54) %
2017	12	$13.61	to	$19.31	$238	0.35%	0.25%	to	1.00%	9.04%	to	9.86%
2016	14	$12.48	to	$17.57	$238	0.23%	0.25%	to	1.00%	15.31%	to	16.18%
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 05/02/2016)
2020	577	$11.23	to	$11.20	$6,494	3.53%	0.20%	to	1.20%	0.80%	to	1.82%
2019	657	$11.14	to	$11.00	$7,311	4.31%	0.20%	to	1.20%	5.80%	to	6.87%
2018	957	$10.53	to	$10.29	$10,009	3.82%	0.20%	to	1.20%	(1.27) %	to	(0.27) %
2017	393	$10.66	to	$10.32	$4,154	3.06%	0.20%	to	1.20%	2.19%	to	3.22%
2016	57	$10.43	to	$10.50	$594	1.51%	0.25%	to	1.20%	4.34%	to	4.99%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

FEDERATED HIGH INCOME BOND FUND II
(Effective date 04/28/2017)
2020	90	$11.44	to	$11.87	$1,047	6.24%	0.20%	to	1.20%	4.21%	to	5.24%
2019	116	$10.98	to	$11.28	$1,285	5.51%	0.20%	to	1.20%	12.78%	to	13.91%
2018	95	$9.74	to	$9.90	$929	5.12%	0.20%	to	1.20%	(4.60) %	to	(3.63) %
2017	19	$10.21	to	$10.27	$195	0.00%	0.20%	to	1.20%	2.06%	to	2.75%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2020	23	$64.47	to	$67.58	$1,481	1.58%	1.25%	to	1.40%	13.28%	to	13.44%
2019	25	$56.91	to	$59.57	$1,426	1.81%	1.25%	to	1.40%	16.61%	to	16.78%
2018	25	$48.81	to	$51.01	$1,263	1.68%	1.25%	to	1.40%	(6.67) %	to	(6.53) %
2017	26	$52.30	to	$54.58	$1,406	1.87%	1.25%	to	1.40%	12.52%	to	12.69%
2016	28	$46.48	to	$48.43	$1,314	1.40%	1.25%	to	1.40%	1.64%	to	1.80%
FIDELITY VIP BALANCED PORTFOLIO
(Effective date 04/28/2017)
2020	2,786	$15.10	to	$15.66	$42,868	1.37%	0.20%	to	1.20%	20.67%	to	21.88%
2019	2,563	$12.51	to	$12.85	$32,539	1.62%	0.20%	to	1.20%	22.64%	to	23.87%
2018	2,024	$10.20	to	$10.37	$20,859	1.69%	0.20%	to	1.20%	(5.59) %	to	(4.63) %
2017	680	$10.80	to	$10.88	$7,363	2.14%	0.20%	to	1.20%	8.05%	to	8.77%
FIDELITY VIP CONTRAFUND PORTFOLIO
2020	10	$129.74	to	$134.89	$1,333	0.27%	1.25%	to	1.40%	28.76%	to	28.95%
2019	11	$100.76	to	$104.61	$1,139	0.45%	1.25%	to	1.40%	29.75%	to	29.95%
2018	12	$77.66	to	$80.50	$973	0.70%	1.25%	to	1.40%	(7.69) %	to	(7.55) %
2017	13	$84.13	to	$87.07	$1,128	0.99%	1.25%	to	1.40%	20.19%	to	20.37%
2016	15	$69.99	to	$72.34	$1,076	0.72%	1.25%	to	1.40%	6.51%	to	6.67%
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2020	39	$14.47	to	$15.01	$562	0.31%	1.25%	to	1.40%	(1.05) %	to	(0.92) %
2019	42	$14.62	to	$15.15	$626	1.97%	1.25%	to	1.40%	0.60%	to	0.74%
2018	30	$14.54	to	$15.04	$438	1.65%	1.25%	to	1.40%	0.23%	to	0.39%
2017	24	$14.50	to	$14.98	$356	0.64%	1.25%	to	1.40%	(0.72) %	to	(0.57) %
2016	36	$14.61	to	$15.07	$537	0.20%	1.25%	to	1.40%	(1.18) %	to	(1.04) %
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2020	6	$117.45	to	$122.12	$764	0.02%	1.25%	to	1.40%	66.32%	to	66.56%
2019	8	$70.62	to	$73.32	$542	0.16%	1.25%	to	1.40%	38.88%	to	39.09%
2018	7	$50.85	to	$52.71	$375	0.12%	1.25%	to	1.40%	10.89%	to	11.06%
2017	8	$45.86	to	$47.46	$351	0.29%	1.25%	to	1.40%	32.65%	to	32.85%
2016	8	$34.57	to	$35.73	$294	0.31%	1.25%	to	1.40%	(1.06) %	to	(0.91) %
FIDELITY VIP GROWTH PORTFOLIO
2020	13	$251.85	to	$265.15	$3,348	0.08%	1.25%	to	1.40%	41.90%	to	42.11%
2019	15	$177.49	to	$186.58	$2,595	0.26%	1.25%	to	1.40%	32.45%	to	32.65%
2018	15	$134.01	to	$140.66	$2,062	0.24%	1.25%	to	1.40%	(1.56) %	to	(1.42) %
2017	17	$136.14	to	$142.68	$2,369	0.21%	1.25%	to	1.40%	33.26%	to	33.46%
2016	18	$102.16	to	$106.91	$1,852	0.04%	1.25%	to	1.40%	(0.60) %	to	(0.45) %

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

FIDELITY VIP HIGH INCOME PORTFOLIO
2020	3	$59.50	to	$69.09	$180	4.64%	1.25%	to	1.55%	1.16%	to	1.47%
2019	4	$58.82	to	$68.09	$266	5.17%	1.25%	to	1.55%	13.33%	to	13.68%
2018	4	$51.89	to	$59.90	$247	5.25%	1.25%	to	1.55%	(4.78) %	to	(4.49) %
2017	5	$54.50	to	$62.71	$301	5.10%	1.25%	to	1.55%	5.29%	to	5.61%
2016	6	$51.76	to	$59.38	$322	5.09%	1.25%	to	1.55%	12.85%	to	13.19%
FIDELITY VIP INDEX 500 PORTFOLIO
2020	3	$469.20	to	$537.45	$1,595	1.91%	1.25%	to	1.55%	16.42%	to	16.77%
2019	3	$403.02	to	$460.26	$1,508	1.98%	1.25%	to	1.55%	29.33%	to	29.72%
2018	4	$311.62	to	$354.81	$1,201	1.79%	1.25%	to	1.55%	(5.97) %	to	(5.68) %
2017	4	$331.40	to	$376.20	$1,401	1.80%	1.25%	to	1.55%	19.85%	to	20.21%
2016	4	$276.52	to	$312.96	$1,236	1.41%	1.25%	to	1.55%	10.14%	to	10.47%
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
(Effective date 04/28/2017)
2020	264	$15.90	to	$16.50	$4,232	0.16%	0.20%	to	1.20%	20.47%	to	21.66%
2019	269	$13.20	to	$13.56	$3,569	0.32%	0.20%	to	1.20%	31.35%	to	32.67%
2018	209	$10.05	to	$10.22	$2,107	0.88%	0.20%	to	1.20%	(14.03) %	to	(13.16) %
2017	39	$11.69	to	$11.76	$462	0.56%	0.25%	to	1.20%	16.90%	to	17.65%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2020	7	$37.73	to	$39.28	$253	2.85%	1.25%	to	1.40%	7.87%	to	8.02%
2019	5	$34.98	to	$36.36	$171	2.69%	1.25%	to	1.40%	8.14%	to	8.30%
2018	5	$32.34	to	$33.57	$171	2.44%	1.25%	to	1.40%	(1.92) %	to	(1.77) %
2017	6	$32.98	to	$34.17	$185	2.32%	1.25%	to	1.40%	2.77%	to	2.93%
2016	6	$32.09	to	$33.20	$179	2.06%	1.25%	to	1.40%	3.29%	to	3.44%
FIDELITY VIP OVERSEAS PORTFOLIO
2020	2	$50.35	to	$52.98	$114	0.44%	1.25%	to	1.40%	14.01%	to	14.18%
2019	3	$44.16	to	$46.40	$151	1.88%	1.25%	to	1.40%	25.99%	to	26.18%
2018	3	$35.05	to	$36.78	$116	1.40%	1.25%	to	1.40%	(16.00) %	to	(15.87) %
2017	4	$41.73	to	$43.71	$188	1.28%	1.25%	to	1.40%	28.48%	to	28.67%
2016	6	$32.48	to	$33.97	$194	1.04%	1.25%	to	1.40%	(6.38) %	to	(6.24) %
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2020	245	$12.93	to	$13.41	$3,173	1.61%	0.20%	to	1.20%	6.50%	to	7.55%
2019	256	$12.14	to	$12.47	$3,110	1.55%	0.20%	to	1.20%	19.33%	to	20.53%
2018	247	$10.17	to	$10.34	$2,510	1.95%	0.20%	to	1.20%	(6.06) %	to	(5.12) %
2017	81	$10.83	to	$10.83	$874	1.36%	1.20%	to	1.20%	8.27%	to	8.27%
FRANKLIN INCOME VIP FUND
2020	774	$12.16	to	$12.12	$9,417	6.10%	0.20%	to	1.20%	(0.64) %	to	0.37%
2019	799	$12.24	to	$12.08	$9,775	5.18%	0.20%	to	1.20%	14.66%	to	15.82%
2018	814	$10.67	to	$10.43	$8,673	4.48%	0.20%	to	1.20%	(5.57) %	to	(4.61) %
2017	576	$11.30	to	$10.93	$6,488	3.88%	0.20%	to	1.20%	8.25%	to	9.33%
2016	225	$10.32	to	$10.25	$2,332	3.61%	0.25%	to	1.20%	12.51%	to	13.59%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GOLDMAN SACHS VIT LARGE CAP VALUE FUND
2020	7	$23.79	to	$24.62	$169	1.57%	1.25%	to	1.40%	2.54%	to	2.69%
2019	7	$23.20	to	$23.98	$165	1.54%	1.25%	to	1.40%	24.18%	to	24.36%
2018	7	$18.69	to	$19.28	$133	1.23%	1.25%	to	1.40%	(9.74) %	to	(9.60) %
2017	8	$20.70	to	$21.33	$169	1.63%	1.25%	to	1.40%	8.34%	to	8.49%
2016	9	$19.11	to	$19.66	$173	1.84%	1.25%	to	1.40%	10.03%	to	10.20%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
2020	142	$10.03	to	$11.22	$1,434	1.89%	0.20%	to	1.20%	5.73%	to	6.32%
2019	148	$9.49	to	$10.55	$1,409	2.56%	0.20%	to	1.20%	7.31%	to	8.39%
2018	125	$8.84	to	$9.73	$1,111	3.41%	0.20%	to	1.20%	(8.21) %	to	(7.28) %
2017	34	$9.63	to	$10.49	$334	3.91%	0.20%	to	1.20%	3.89%	to	4.93%
2016	6	$9.27	to	$9.42	$52	0.95%	0.25%	to	1.20%	(0.91) %	to	0.03%
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2020	77	$45.15	to	$45.15	$3	0.01%	1.40%	to	1.40%	38.55%	to	38.55%
2019	1	$32.59	to	$33.67	$27	0.21%	1.25%	to	1.40%	33.64%	to	33.84%
2018	2	$24.38	to	$25.15	$40	0.48%	1.25%	to	1.40%	(2.42) %	to	(2.27) %
2017	1	$24.99	to	$25.74	$36	0.44%	1.25%	to	1.40%	28.85%	to	29.04%
2016	5	$19.39	to	$19.39	$90	0.48%	1.40%	to	1.40%	0.57%	to	0.57%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND INSTITUTIONAL CLASS
2020	1	$35.20	to	$36.44	$45	0.44%	1.25%	to	1.40%	15.90%	to	16.09%
2019	3	$30.37	to	$31.39	$105	1.24%	1.25%	to	1.40%	23.47%	to	23.66%
2018	4	$24.59	to	$25.39	$92	1.06%	1.25%	to	1.40%	(7.51) %	to	(7.37) %
2017	5	$26.59	to	$27.41	$129	1.54%	1.25%	to	1.40%	22.35%	to	22.53%
2016	3	$21.73	to	$22.37	$76	1.23%	1.25%	to	1.40%	9.20%	to	9.36%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND SERVICE CLASS
(Effective date 04/22/2016)
2020	187	$17.46	to	$16.86	$3,252	0.76%	0.20%	to	1.20%	15.95%	to	17.06%
2019	189	$15.06	to	$14.40	$2,828	1.03%	0.20%	to	1.20%	23.43%	to	24.68%
2018	186	$12.20	to	$11.55	$2,258	1.18%	0.20%	to	1.20%	(7.48) %	to	(6.55) %
2017	93	$13.19	to	$12.36	$1,217	1.86%	0.20%	to	1.20%	22.33%	to	23.56%
2016	17	$10.78	to	$10.85	$180	1.39%	0.25%	to	1.20%	7.83%	to	8.53%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	632	$13.66	to	$14.17	$8,708	1.75%	0.20%	to	1.20%	10.67%	to	11.73%
2019	626	$12.34	to	$12.68	$7,776	1.97%	0.20%	to	1.20%	24.59%	to	25.85%
2018	632	$9.90	to	$10.07	$6,284	2.73%	0.20%	to	1.20%	(11.48) %	to	(10.59) %
2017	429	$11.19	to	$11.26	$4,805	2.54%	0.20%	to	1.20%	11.89%	to	12.65%
GREAT-WEST ARIEL MID CAP VALUE FUND
2020	99	$12.73	to	$13.24	$1,388	2.76%	0.20%	to	1.20%	7.80%	to	8.83%
2019	104	$11.81	to	$12.17	$1,357	1.33%	0.20%	to	1.20%	22.84%	to	24.07%
2018	90	$9.62	to	$9.81	$965	0.69%	0.20%	to	1.20%	(15.43) %	to	(14.58) %
2017	46	$11.37	to	$22.22	$648	2.88%	0.25%	to	1.20%	13.64%	to	14.72%
2016	25	$10.01	to	$19.37	$393	1.50%	0.25%	to	1.20%	11.70%	to	12.76%
GREAT-WEST BOND INDEX FUND
2020	2,060	$11.70	to	$11.80	$24,244	1.56%	0.20%	to	1.20%	5.89%	to	6.94%
2019	2,143	$10.77	to	$11.03	$23,821	1.08%	0.20%	to	1.20%	6.80%	to	7.86%
2018	1,710	$10.08	to	$10.22	$17,736	1.37%	0.20%	to	1.20%	(1.60) %	to	(0.60) %
2017	1,227	$10.51	to	$10.29	$12,993	1.06%	0.20%	to	1.20%	1.83%	to	2.85%
2016	484	$10.06	to	$10.83	$5,192	0.98%	0.25%	to	1.20%	0.73%	to	1.69%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	770	$11.56	to	$11.99	$8,948	1.17%	0.20%	to	1.20%	6.63%	to	7.74%
2019	596	$10.84	to	$11.13	$6,491	1.50%	0.20%	to	1.20%	9.89%	to	10.99%
2018	527	$9.86	to	$10.03	$5,207	2.31%	0.20%	to	1.20%	(4.47) %	to	(3.51) %
2017	265	$10.33	to	$10.39	$2,735	1.63%	0.20%	to	1.20%	3.25%	to	3.95%
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	1,216	$11.66	to	$12.10	$14,326	2.11%	0.20%	to	1.20%	6.97%	to	8.00%
2019	1,323	$10.90	to	$11.20	$14,533	2.25%	0.20%	to	1.20%	10.21%	to	11.32%
2018	1,335	$9.89	to	$10.06	$13,279	3.14%	0.20%	to	1.20%	(4.31) %	to	(3.34) %
2017	1,006	$13.03	to	$10.41	$10,420	1.50%	0.20%	to	1.20%	15.60%	to	4.10%
GREAT-WEST CORE BOND FUND
2020	796	$11.75	to	$12.01	$9,690	3.14%	0.20%	to	1.20%	6.77%	to	7.81%
2019	478	$11.00	to	$11.14	$5,327	2.49%	0.20%	to	1.20%	7.88%	to	8.98%
2018	402	$10.20	to	$10.22	$4,183	2.54%	0.20%	to	1.20%	(2.39) %	to	(1.41) %
2017	182	$13.03	to	$10.37	$1,970	1.65%	0.20%	to	1.20%	15.60%	to	3.69%
2016	86	$10.18	to	$11.14	$936	2.30%	0.25%	to	1.20%	3.45%	to	4.43%
GREAT-WEST EMERGING MARKETS EQUITY FUND
(Effective date 04/30/2018)
2020	86	$11.62	to	$11.93	$1,014	2.12%	0.20%	to	1.20%	18.17%	to	19.31%
2019	100	$9.83	to	$10.00	$987	0.74%	0.20%	to	1.20%	20.22%	to	21.42%
2018	84	$8.18	to	$8.23	$687	2.11%	0.20%	to	1.20%	(18.21) %	to	(17.66) %
GREAT-WEST GLOBAL BOND FUND
2020	499	$10.21	to	$11.06	$5,298	1.18%	0.20%	to	1.20%	5.09%	to	5.11%
2019	519	$9.72	to	$10.52	$5,270	3.86%	0.20%	to	1.20%	2.84%	to	3.86%
2018	449	$9.45	to	$10.13	$4,450	2.72%	0.20%	to	1.20%	(1.47) %	to	(0.47) %
2017	279	$9.59	to	$10.17	$2,840	1.67%	0.20%	to	1.20%	0.74%	to	1.75%
2016	146	$9.52	to	$11.21	$1,521	1.64%	0.25%	to	1.20%	1.75%	to	2.72%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2020	4,542	$9.73	to	$10.31	$45,458	0.29%	0.20%	to	1.20%	(0.91) %	to	0.05%
2019	3,785	$9.62	to	$10.30	$38,071	1.75%	0.20%	to	1.20%	0.54%	to	1.55%
2018	4,102	$9.56	to	$10.14	$40,842	1.42%	0.20%	to	1.20%	0.18%	to	1.18%
2017	2,473	$9.55	to	$10.02	$24,425	0.41%	0.20%	to	1.20%	(0.79) %	to	0.21%
2016	2,109	$9.62	to	$9.88	$20,774	0.00%	0.25%	to	1.20%	(1.19) %	to	(0.25) %
GREAT-WEST HIGH YIELD BOND FUND
2020	146	$13.05	to	$12.88	$1,940	3.95%	0.20%	to	1.20%	9.50%	to	10.56%
2019	193	$11.92	to	$11.65	$2,426	5.56%	0.20%	to	1.20%	13.04%	to	14.17%
2018	151	$10.55	to	$10.20	$1,677	7.87%	0.20%	to	1.20%	(5.08) %	to	(4.12) %
2017	121	$11.11	to	$10.64	$1,459	6.30%	0.20%	to	1.20%	5.36%	to	6.41%
2016	85	$10.55	to	$13.62	$1,015	6.81%	0.25%	to	1.20%	14.17%	to	15.25%
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
(Effective date 04/30/2018)
2020	49	$11.03	to	$11.33	$548	1.26%	0.20%	to	1.20%	6.28%	to	7.40%
2019	39	$10.38	to	$10.55	$402	1.53%	0.20%	to	1.20%	5.08%	to	6.14%
2018	37	$9.88	to	$9.94	$366	6.07%	0.20%	to	1.20%	(1.22) %	to	(0.56) %
GREAT-WEST INTERNATIONAL GROWTH FUND
2020	190	$16.12	to	$17.97	$2,978	0.00%	0.20%	to	1.20%	26.82%	to	28.07%
2019	207	$12.09	to	$14.03	$2,659	0.13%	0.20%	to	1.20%	32.47%	to	33.79%
2018	193	$9.12	to	$10.48	$1,809	0.00%	0.20%	to	1.20%	(17.88) %	to	(17.04) %
2017	95	$11.11	to	$12.64	$1,104	1.82%	0.20%	to	1.20%	25.11%	to	26.37%
2016	13	$8.88	to	$13.44	$146	0.21%	0.25%	to	1.20%	(1.48) %	to	(0.54) %
GREAT-WEST INTERNATIONAL INDEX FUND
2020	1,072	$12.22	to	$13.89	$14,512	1.87%	0.20%	to	1.20%	6.25%	to	7.31%
2019	1,100	$11.26	to	$12.94	$13,930	2.48%	0.20%	to	1.20%	19.80%	to	21.00%
2018	1,042	$9.40	to	$10.69	$11,163	2.23%	0.20%	to	1.20%	(14.88) %	to	(14.01) %
2017	559	$11.05	to	$12.44	$7,640	2.74%	0.20%	to	1.20%	23.13%	to	24.37%
2016	221	$8.97	to	$13.16	$2,921	2.04%	0.25%	to	1.20%	(0.54) %	to	0.40%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST INTERNATIONAL VALUE FUND
2020	357	$15.06	to	$14.19	$5,319	1.07%	0.20%	to	1.20%	8.45%	to	9.55%
2019	386	$13.89	to	$12.95	$5,366	1.31%	0.20%	to	1.20%	20.61%	to	21.83%
2018	364	$11.52	to	$10.63	$4,116	1.44%	0.20%	to	1.20%	(16.59) %	to	(15.74) %
2017	237	$13.81	to	$12.62	$3,367	1.17%	0.20%	to	1.20%	24.96%	to	26.21%
2016	128	$9.92	to	$14.83	$1,758	0.76%	0.25%	to	1.20%	2.65%	to	3.63%
GREAT-WEST LARGE CAP GROWTH FUND
(Effective date 04/22/2016)
2020	310	$24.55	to	$24.87	$7,671	2.96%	0.20%	to	1.20%	39.80%	to	41.15%
2019	263	$17.56	to	$17.62	$4,642	0.19%	0.20%	to	1.20%	34.59%	to	35.94%
2018	233	$13.05	to	$12.96	$3,044	0.30%	0.20%	to	1.20%	(1.15) %	to	(0.15) %
2017	72	$13.20	to	$13.41	$957	1.25%	0.25%	to	1.20%	28.51%	to	29.73%
2016	7	$10.27	to	$10.34	$76	0.02%	0.25%	to	1.20%	2.73%	to	3.41%
GREAT-WEST LARGE CAP VALUE FUND
(Effective date 10/25/2019)
2020	383	$10.92	to	$11.05	$4,196	0.07%	0.20%	to	1.20%	2.46%	to	3.48%
2019	422	$10.66	to	$10.68	$4,499	0.00%	0.20%	to	1.20%	6.59%	to	6.78%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 04/22/2016)
2020	115	$13.37	to	$13.47	$1,558	1.98%	0.20%	to	1.20%	9.67%	to	10.77%
2019	113	$12.19	to	$12.16	$1,387	1.46%	0.20%	to	1.20%	13.80%	to	14.94%
2018	118	$10.71	to	$10.58	$1,260	2.18%	0.20%	to	1.20%	(5.56) %	to	(4.61) %
2017	118	$11.34	to	$11.09	$1,328	1.42%	0.20%	to	1.20%	9.80%	to	10.90%
2016	55	$10.33	to	$10.40	$567	1.60%	0.25%	to	1.20%	3.30%	to	3.98%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2020	268	$13.73	to	$13.74	$3,678	2.15%	0.20%	to	1.20%	10.03%	to	11.09%
2019	261	$12.48	to	$12.37	$3,241	1.91%	0.20%	to	1.20%	15.06%	to	16.20%
2018	231	$10.85	to	$10.64	$2,486	2.85%	0.20%	to	1.20%	(6.08) %	to	(5.13) %
2017	170	$11.55	to	$11.20	$1,944	3.93%	0.40%	to	1.20%	11.10%	to	11.99%
2016	19	$10.40	to	$10.40	$194	1.69%	1.20%	to	1.20%	4.00%	to	4.00%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/22/2016)
2020	410	$14.13	to	$14.14	$5,842	2.06%	0.20%	to	1.20%	10.93%	to	12.02%
2019	418	$12.74	to	$12.62	$5,361	1.49%	0.20%	to	1.20%	16.60%	to	17.77%
2018	496	$10.93	to	$10.72	$5,446	2.04%	0.20%	to	1.20%	(6.87) %	to	(5.92) %
2017	469	$11.73	to	$11.39	$5,518	2.08%	0.20%	to	1.20%	12.78%	to	13.91%
2016	226	$10.40	to	$10.47	$2,364	1.90%	0.25%	to	1.20%	4.05%	to	4.73%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2020	199	$14.69	to	$14.53	$2,923	2.23%	0.20%	to	1.20%	11.29%	to	12.43%
2019	193	$13.20	to	$12.92	$2,546	1.99%	0.20%	to	1.20%	18.57%	to	19.76%
2018	196	$11.13	to	$10.79	$2,171	3.37%	0.20%	to	1.20%	(7.85) %	to	(6.93) %
2017	86	$12.08	to	$11.59	$1,037	5.02%	0.20%	to	1.20%	14.80%	to	15.95%
2016	7	$10.53	to	$10.53	$78	1.20%	1.20%	to	1.20%	5.26%	to	5.26%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/22/2016)
2020	151	$15.10	to	$14.97	$2,354	2.03%	0.20%	to	1.20%	11.92%	to	13.10%
2019	160	$13.49	to	$13.24	$2,212	1.43%	0.20%	to	1.20%	20.72%	to	21.92%
2018	155	$11.17	to	$10.86	$1,756	1.61%	0.20%	to	1.20%	(8.97) %	to	(8.05) %
2017	160	$12.27	to	$11.81	$1,990	1.89%	0.20%	to	1.20%	16.95%	to	18.13%
2016	136	$10.49	to	$10.56	$1,437	1.78%	0.25%	to	1.20%	4.95%	to	5.64%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2020	14	$15.53	to	$15.22	$211	2.20%	0.20%	to	1.20%	12.23%	to	13.37%
2019	29	$13.84	to	$13.84	$396	1.42%	1.20%	to	1.20%	22.35%	to	22.35%
2018	40	$11.31	to	$10.86	$445	3.15%	0.20%	to	1.20%	(9.85) %	to	(8.94) %
2017	18	$12.55	to	$11.93	$219	6.00%	0.20%	to	1.20%	18.11%	to	19.29%
2016	8	$10.62	to	$10.62	$81	1.49%	1.20%	to	1.20%	6.23%	to	6.23%
GREAT-WEST LIFETIME 2045 FUND
(Effective date 04/22/2016)
2020	84	$15.54	to	$15.36	$1,316	2.09%	0.20%	to	1.20%	12.55%	to	13.66%
2019	60	$13.81	to	$14.31	$833	1.35%	0.25%	to	1.20%	23.10%	to	24.28%
2018	45	$11.22	to	$11.51	$501	2.26%	0.25%	to	1.20%	(10.45) %	to	(9.59) %
2017	23	$12.53	to	$12.73	$295	1.86%	0.25%	to	1.20%	18.99%	to	20.12%
2016	20	$10.53	to	$10.60	$209	1.71%	0.25%	to	1.20%	5.30%	to	5.99%
GREAT-WEST LIFETIME 2050 FUND
(Effective date 04/29/2016)
2020	37	$15.72	to	$15.39	$576	2.20%	0.20%	to	1.20%	12.61%	to	13.77%
2019	38	$13.96	to	$13.53	$523	2.24%	0.20%	to	1.20%	23.34%	to	24.57%
2018	16	$11.32	to	$10.87	$186	3.72%	0.20%	to	1.20%	(10.63) %	to	(9.72) %
2017	10	$12.67	to	$12.67	$127	3.88%	1.20%	to	1.20%	19.15%	to	19.15%
2016	5	$10.63	to	$10.63	$56	1.43%	1.20%	to	1.20%	6.30%	to	6.30%
GREAT-WEST LIFETIME 2055 FUND
(Effective date 04/22/2016)
2020	127	$15.54	to	$15.37	$1,962	2.47%	0.20%	to	1.20%	12.58%	to	13.76%
2019	99	$13.80	to	$13.51	$1,368	1.08%	0.20%	to	1.20%	23.22%	to	24.45%
2018	126	$11.20	to	$10.86	$1,407	1.86%	0.20%	to	1.20%	(10.84) %	to	(9.93) %
2017	56	$12.56	to	$12.76	$697	2.10%	0.25%	to	1.20%	19.37%	to	20.50%
2016	36	$10.52	to	$10.59	$381	1.67%	0.25%	to	1.20%	5.21%	to	5.90%
GREAT-WEST MID CAP VALUE FUND
2020	225	$13.23	to	$12.22	$2,936	0.80%	0.20%	to	1.20%	(1.53) %	to	(0.56) %
2019	264	$13.44	to	$12.29	$3,508	0.19%	0.20%	to	1.20%	19.06%	to	20.25%
2018	251	$11.29	to	$10.22	$2,799	5.29%	0.20%	to	1.20%	(13.36) %	to	(12.48) %
2017	156	$13.03	to	$11.68	$2,012	11.02%	0.20%	to	1.20%	15.60%	to	16.75%
2016	82	$11.14	to	$11.25	$921	2.77%	0.25%	to	1.20%	18.86%	to	19.99%
GREAT-WEST MODERATE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	12,695	$12.55	to	$13.02	$159,585	1.00%	0.20%	to	1.20%	9.68%	to	10.79%
2019	13,418	$11.44	to	$11.75	$153,645	0.94%	0.20%	to	1.20%	15.83%	to	16.99%
2018	12,564	$9.87	to	$10.04	$124,148	2.08%	0.20%	to	1.20%	(7.58) %	to	(6.65) %
2017	3,544	$10.68	to	$10.76	$37,862	1.94%	0.20%	to	1.20%	6.84%	to	7.56%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	6,948	$12.65	to	$13.13	$88,281	1.61%	0.20%	to	1.20%	9.94%	to	10.98%
2019	7,381	$11.51	to	$11.83	$85,209	2.00%	0.20%	to	1.20%	16.12%	to	17.28%
2018	7,559	$9.91	to	$10.08	$75,077	3.05%	0.20%	to	1.20%	(7.41) %	to	(6.48) %
2017	6,624	$10.71	to	$10.78	$70,983	2.15%	0.20%	to	1.20%	7.09%	to	7.82%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	1,309	$13.02	to	$13.50	$17,283	2.15%	0.20%	to	1.20%	10.39%	to	11.50%
2019	1,442	$11.79	to	$12.11	$17,189	1.62%	0.20%	to	1.20%	18.90%	to	20.11%
2018	1,631	$9.91	to	$10.08	$16,279	2.87%	0.20%	to	1.20%	(8.74) %	to	(7.81) %
2017	1,183	$10.86	to	$10.93	$12,906	2.52%	0.20%	to	1.20%	8.61%	to	9.34%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	1,921	$12.00	to	$12.45	$23,129	0.69%	0.20%	to	1.20%	7.88%	to	8.98%
2019	1,869	$11.12	to	$11.42	$20,833	1.42%	0.20%	to	1.20%	12.79%	to	13.91%
2018	1,627	$9.86	to	$10.03	$16,054	2.76%	0.20%	to	1.20%	(6.02) %	to	(5.06) %
2017	495	$10.49	to	$10.56	$5,198	2.38%	0.20%	to	1.20%	4.94%	to	5.64%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	2,034	$12.12	to	$12.58	$24,853	1.35%	0.20%	to	1.20%	8.26%	to	9.38%
2019	2,092	$11.20	to	$11.50	$23,559	1.97%	0.20%	to	1.20%	13.09%	to	14.23%
2018	2,000	$9.90	to	$10.07	$19,861	2.86%	0.20%	to	1.20%	(5.86) %	to	(4.92) %
2017	1,784	$10.52	to	$10.59	$18,795	1.79%	0.20%	to	1.20%	5.21%	to	5.92%
GREAT-WEST MULTI-SECTOR BOND FUND
2020	665	$12.44	to	$12.45	$8,643	3.33%	0.20%	to	1.20%	7.81%	to	8.85%
2019	744	$11.54	to	$11.44	$8,994	1.63%	0.20%	to	1.20%	10.41%	to	11.52%
2018	689	$10.45	to	$10.26	$7,536	2.59%	0.20%	to	1.20%	(4.27) %	to	(3.30) %
2017	474	$10.92	to	$10.61	$5,684	1.73%	0.20%	to	1.20%	5.00%	to	6.06%
2016	168	$10.40	to	$13.19	$2,100	2.57%	0.25%	to	1.20%	10.07%	to	11.11%
GREAT-WEST REAL ESTATE INDEX FUND
2020	433	$13.16	to	$10.53	$4,851	1.80%	0.20%	to	1.20%	(12.63) %	to	(11.74) %
2019	435	$15.06	to	$11.93	$5,601	0.89%	0.20%	to	1.20%	20.94%	to	22.16%
2018	392	$12.46	to	$9.77	$4,218	2.13%	0.20%	to	1.20%	(6.00) %	to	(5.04) %
2017	268	$13.25	to	$10.29	$3,151	0.99%	0.20%	to	1.20%	1.88%	to	2.89%
2016	173	$10.88	to	$12.63	$2,136	2.25%	0.25%	to	1.20%	4.56%	to	5.56%
GREAT-WEST S&P 500® INDEX FUND
2020	5,795	$21.94	to	$17.62	$111,675	0.80%	0.20%	to	1.20%	16.36%	to	17.54%
2019	6,042	$15.41	to	$27.90	$100,827	0.70%	0.25%	to	1.20%	29.28%	to	30.51%
2018	5,656	$14.58	to	$11.48	$73,576	0.85%	0.20%	to	1.20%	(6.03) %	to	(5.08) %
2017	3,094	$15.52	to	$12.09	$48,011	0.99%	0.20%	to	1.20%	19.74%	to	20.93%
2016	1,048	$10.59	to	$18.64	$17,177	1.10%	0.25%	to	1.20%	9.94%	to	10.99%
GREAT-WEST S&P MID CAP 400® INDEX FUND
2020	1,526	$17.68	to	$14.40	$24,271	1.07%	0.20%	to	1.20%	11.73%	to	12.85%
2019	1,829	$15.82	to	$12.76	$26,153	0.30%	0.20%	to	1.20%	23.99%	to	25.24%
2018	1,842	$12.76	to	$10.19	$21,050	0.76%	0.20%	to	1.20%	(12.63) %	to	(11.74) %
2017	985	$14.60	to	$11.54	$14,616	0.73%	0.20%	to	1.20%	14.27%	to	15.41%
2016	306	$10.91	to	$19.19	$5,243	0.72%	0.25%	to	1.20%	18.54%	to	19.67%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2020	1,549	$17.36	to	$13.81	$25,009	1.57%	0.20%	to	1.20%	9.61%	to	10.73%
2019	1,799	$15.84	to	$12.47	$26,632	0.61%	0.20%	to	1.20%	20.82%	to	22.05%
2018	1,883	$13.11	to	$10.22	$22,703	1.26%	0.20%	to	1.20%	(10.08) %	to	(9.17) %
2017	1,126	$14.58	to	$11.25	$17,625	2.06%	0.20%	to	1.20%	11.41%	to	12.52%
2016	401	$11.46	to	$20.40	$7,285	1.37%	0.25%	to	1.20%	24.24%	to	25.43%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2020	23,436	$15.17	to	$14.08	$332,540	2.20%	0.20%	to	1.20%	12.19%	to	13.32%
2019	24,181	$12.37	to	$17.83	$305,828	1.98%	0.25%	to	1.20%	16.07%	to	17.17%
2018	24,757	$11.65	to	$10.60	$269,385	2.29%	0.20%	to	1.20%	(6.67) %	to	(5.72) %
2017	18,109	$11.42	to	$11.24	$210,200	2.19%	0.20%	to	1.20%	11.30%	to	12.41%
2016	12,025	$10.26	to	$14.37	$125,330	2.84%	0.25%	to	1.20%	7.07%	to	8.09%
GREAT-WEST SHORT DURATION BOND FUND
2020	870	$10.75	to	$11.23	$9,629	2.23%	0.20%	to	1.20%	3.51%	to	4.42%
2019	734	$10.39	to	$10.75	$7,891	2.09%	0.20%	to	1.20%	4.14%	to	5.19%
2018	737	$9.97	to	$10.22	$7,640	1.97%	0.20%	to	1.20%	(0.58) %	to	0.42%
2017	464	$10.03	to	$10.18	$4,892	1.09%	0.20%	to	1.20%	0.75%	to	1.76%
2016	218	$9.96	to	$10.82	$2,304	1.53%	0.25%	to	1.20%	0.49%	to	1.45%
GREAT-WEST SMALL CAP GROWTH FUND
(Effective date 04/22/2016)
2020	107	$21.60	to	$20.37	$2,302	8.97%	0.20%	to	1.20%	35.24%	to	36.65%
2019	120	$15.97	to	$14.91	$1,882	0.00%	0.20%	to	1.20%	25.77%	to	27.03%
2018	88	$12.70	to	$11.74	$1,119	8.19%	0.20%	to	1.20%	(4.15) %	to	(3.18) %
2017	18	$13.25	to	$13.46	$239	0.00%	0.25%	to	1.20%	20.05%	to	21.19%
2016	1	$11.03	to	$11.03	$9	0.00%	1.20%	to	1.20%	10.33%	to	10.33%
GREAT-WEST SMALL CAP VALUE FUND
2020	234	$14.44	to	$11.74	$3,024	0.00%	0.20%	to	1.20%	1.97%	to	2.99
2019	192	$12.63	to	$11.40	$2,484	0.00%	0.20%	to	1.20%	23.18%	to	24.41%
2018	202	$10.25	to	$9.16	$2,108	0.00%	0.20%	to	1.20%	(17.20) %	to	(16.36) %
2017	99	$12.38	to	$10.95	$1,364	0.08%	0.20%	to	1.20%	8.43%	to	9.52%
2016	51	$11.42	to	$19.34	$745	0.08%	0.25%	to	1.20%	24.32%	to	25.51%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2020	945	$24.32	to	$19.64	$19,346	0.00%	0.20%	to	1.20%	22.64%	to	23.86%
2019	1,030	$19.83	to	$15.86	$17,101	0.01%	0.20%	to	1.20%	29.71%	to	31.02%
2018	866	$15.29	to	$12.11	$11,196	0.10%	0.20%	to	1.20%	(3.50) %	to	(2.52) %
2017	435	$15.84	to	$12.42	$6,663	0.31%	0.20%	to	1.20%	22.96%	to	24.18%
2016	155	$10.12	to	$19.16	$2,440	0.06%	0.25%	to	1.20%	4.91%	to	5.92%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2020	380	$11.00	to	$11.45	$4,285	0.91%	0.20%	to	1.20%	4.61%	to	5.68%
2019	175	$10.52	to	$10.83	$1,905	1.55%	0.20%	to	1.20%	4.85%	to	5.91%
2018	167	$10.03	to	$10.23	$1,719	1.99%	0.20%	to	1.20%	(0.74) %	to	0.26%
2017	97	$10.11	to	$10.20	$1,019	1.21%	0.20%	to	1.20%	1.00%	to	2.01%
2016	40	$10.01	to	$10.75	$429	1.80%	0.25%	to	1.20%	0.02%	to	0.97%
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
(Effective date 04/28/2017)
2020	169	$13.40	to	$13.90	$2,265	0.70%	0.20%	to	1.20%	19.64%	to	20.77%
2019	177	$11.20	to	$11.51	$1,987	0.73%	0.20%	to	1.20%	26.43%	to	27.70%
2018	166	$8.86	to	$9.01	$1,475	0.54%	0.20%	to	1.20%	(20.51) %	to	(19.71) %
2017	34	$11.15	to	$11.22	$378	0.06%	0.25%	to	1.20%	11.49%	to	12.21%
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	248	$17.84	to	$15.25	$3,815	0.42%	0.20%	to	1.20%	18.22%	to	19.36%
2019	254	$15.09	to	$12.78	$3,300	0.00%	0.20%	to	1.20%	24.63%	to	25.88%
2018	252	$12.11	to	$10.15	$2,620	0.06%	0.20%	to	1.20%	(11.61) %	to	(10.71) %
2017	135	$13.70	to	$11.37	$1,618	0.71%	0.20%	to	1.20%	12.55%	to	13.68%
2016	32	$10.37	to	$12.48	$381	0.24%	0.25%	to	1.20%	16.26%	to	17.37%
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
(Effective date 04/28/2017)
2020	198	$11.57	to	$12.00	$2,302	3.15%	0.20%	to	1.20%	8.13%	to	9.22%
2019	207	$10.70	to	$10.99	$2,217	2.78%	0.20%	to	1.20%	7.95%	to	9.04%
2018	110	$9.91	to	$9.91	$1,095	3.10%	1.20%	to	1.20%	(2.50) %	to	(2.50) %
2017	20	$10.17	to	$10.17	$202	0.00%	1.20%	to	1.20%	1.66%	to	1.66%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO V.I. CORE EQUITY FUND
2020	31	$15.85	to	$23.24	$506	1.19%	0.25%	to	1.20%	12.24%	to	13.31%
2019	31	$12.56	to	$20.51	$454	0.17%	0.25%	to	1.20%	27.12%	to	28.34%
2018	32	$9.88	to	$15.98	$358	0.00%	0.25%	to	1.20%	(10.70) %	to	(9.84) %
2017	32	$11.06	to	$17.73	$403	0.80%	0.25%	to	1.20%	11.54%	to	12.60%
2016	34	$9.92	to	$15.74	$382	0.50%	0.25%	to	1.20%	8.70%	to	9.74%
INVESCO V.I. GLOBAL REAL ESTATE FUND
2020	121	$11.32	to	$11.23	$1,377	4.69%	0.20%	to	1.20%	(13.60) %	to	(12.72) %
2019	136	$12.16	to	$12.87	$1,739	3.99%	0.20%	to	1.20%	21.18%	to	22.40%
2018	108	$10.81	to	$10.52	$1,143	4.09%	0.20%	to	1.20%	(7.46) %	to	(6.52) %
2017	73	$11.68	to	$11.25	$869	3.35%	0.20%	to	1.20%	11.39%	to	12.50%
2016	38	$9.74	to	$14.81	$458	1.51%	0.25%	to	1.20%	0.61%	to	1.56%
INVESCO V.I. GROWTH & INCOME FUND
2020	353	$12.96	to	$12.43	$4,930	2.09%	0.20%	to	1.20%	0.64%	to	1.63%
2019	400	$12.88	to	$12.23	$5,567	1.68%	0.20%	to	1.20%	23.36%	to	24.61%
2018	342	$10.44	to	$9.81	$3,921	1.91%	0.20%	to	1.20%	(14.63) %	to	(13.77) %
2017	252	$12.23	to	$11.38	$3,580	1.26%	0.20%	to	1.20%	12.68%	to	13.81%
2016	141	$10.85	to	$18.75	$2,189	0.87%	0.25%	to	1.20%	18.00%	to	19.13%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	126	$13.77	to	$15.06	$1,772	2.24%	0.20%	to	1.20%	12.34%	to	13.47%
2019	155	$11.58	to	$13.27	$1,986	1.29%	0.20%	to	1.20%	26.70%	to	27.98%
2018	175	$9.14	to	$10.36	$1,748	1.94%	0.20%	to	1.20%	(16.22) %	to	(15.37) %
2017	131	$10.91	to	$12.25	$1,598	1.27%	0.20%	to	1.20%	21.27%	to	22.48%
2016	74	$8.99	to	$12.96	$853	1.23%	0.25%	to	1.20%	(1.89) %	to	(0.95) %
INVESCO V.I. SMALL CAP EQUITY FUND
2020	19	$14.31	to	$24.92	$310	0.03%	0.25%	to	1.20%	25.38%	to	26.54%
2019	23	$11.41	to	$19.69	$298	0.00%	0.25%	to	1.20%	24.81%	to	26.01%
2018	23	$9.14	to	$15.63	$239	0.00%	0.25%	to	1.20%	(16.29) %	to	(15.49) %
2017	24	$10.92	to	$18.49	$287	0.00%	0.25%	to	1.20%	12.38%	to	13.44%
2016	14	$9.72	to	$16.30	$143	0.00%	0.25%	to	1.20%	10.50%	to	11.56%
IVY VIP ENERGY FUND
(Effective date 04/22/2016)
2020	174	$4.27	to	$3.73	$715	2.34%	0.20%	to	1.20%	(37.55) %	to	(36.98) %
2019	121	$6.84	to	$5.92	$823	0.00%	0.20%	to	1.20%	2.24%	to	3.28%
2018	127	$6.69	to	$5.73	$845	0.00%	0.20%	to	1.20%	(34.92) %	to	(34.27) %
2017	96	$10.29	to	$8.72	$986	1.16%	0.20%	to	1.20%	(13.68) %	to	(12.82) %
2016	40	$11.92	to	$12.00	$479	0.06%	0.25%	to	1.20%	19.19%	to	19.97%
JANUS HENDERSON VIT BALANCED PORTFOLIO
2020	2,522	$17.86	to	$16.41	$44,332	2.24%	0.20%	to	1.20%	12.70%	to	13.80%
2019	2,722	$15.85	to	$14.42	$42,296	1.68%	0.20%	to	1.20%	20.82%	to	22.03%
2018	2,532	$13.12	to	$11.82	$32,688	1.79%	0.20%	to	1.20%	(0.78) %	to	0.23%
2017	1,256	$13.23	to	$11.79	$15,873	1.64%	0.20%	to	1.20%	16.73%	to	17.90%
2016	323	$10.09	to	$15.05	$4,020	2.37%	0.25%	to	1.20%	3.08%	to	4.06%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
(Effective date 05/01/2015)
2020	534	$20.81	to	$20.17	$11,052	0.05%	0.20%	to	1.20%	17.77%	to	18.95%
2019	566	$17.67	to	$16.96	$9,921	0.05%	0.20%	to	1.20%	33.55%	to	34.88%
2018	442	$13.23	to	$12.57	$5,811	0.14%	0.20%	to	1.20%	(1.86) %	to	(0.86) %
2017	311	$13.48	to	$12.68	$4,184	0.47%	0.20%	to	1.20%	25.58%	to	26.83%
2016	130	$10.67	to	$10.91	$1,405	0.04%	0.25%	to	1.20%	10.76%	to	11.82%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
2020	283	$25.74	to	$12.19	$3,395	2.50%	0.20%	to	1.40%	8.72%	to	10.05%
2019	345	$23.68	to	$11.08	$3,881	2.84%	0.20%	to	1.40%	7.76%	to	9.05%
2018	290	$21.97	to	$10.16	$3,039	2.87%	0.20%	to	1.40%	(2.66) %	to	(1.48) %
2017	168	$22.57	to	$10.31	$1,862	2.49%	0.20%	to	1.40%	1.92%	to	3.15%
2016	190	$22.15	to	$11.38	$2,135	2.80%	0.25%	to	1.40%	0.81%	to	1.97%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

JANUS HENDERSON VIT MID CAP VALUE PORTFOLIO
2020	8	$14.85	to	$20.90	$158	1.13%	0.25%	to	1.20%	(2.41) %	to	(1.48) %
2019	9	$15.22	to	$21.21	$182	1.48%	0.25%	to	1.20%	28.49%	to	29.72%
2018	10	$11.84	to	$16.35	$144	0.87%	0.25%	to	1.20%	(14.85) %	to	(14.04) %
2017	11	$13.91	to	$19.02	$202	0.49%	0.25%	to	1.20%	12.29%	to	13.35%
2016	22	$12.39	to	$16.78	$361	0.90%	0.25%	to	1.20%	17.35%	to	18.47%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2020	3	$27.12	to	$28.10	$92	1.37%	1.25%	to	1.40%	14.68%	to	14.87%
2019	7	$23.65	to	$24.46	$163	1.96%	1.25%	to	1.40%	25.25%	to	25.44%
2018	6	$18.88	to	$19.50	$122	1.74%	1.25%	to	1.40%	(16.13) %	to	(16.00) %
2017	7	$22.51	to	$23.22	$166	1.67%	1.25%	to	1.40%	29.30%	to	29.50%
2016	7	$17.41	to	$17.93	$127	4.69%	1.25%	to	1.40%	(7.75) %	to	(7.61) %
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2020	6	$11.42	to	$15.25	$81	1.03%	0.25%	to	1.20%	14.62%	to	15.72%
2019	12	$9.96	to	$13.18	$139	1.85%	0.25%	to	1.20%	25.19%	to	26.40%
2018	12	$7.95	to	$10.43	$110	1.67%	0.25%	to	1.20%	(16.15) %	to	(15.35) %
2017	12	$9.49	to	$12.32	$131	1.24%	0.25%	to	1.20%	29.25%	to	30.48%
2016	20	$7.34	to	$9.44	$180	4.87%	0.25%	to	1.20%	(7.82) %	to	(6.94) %
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2020	33	$13.25	to	$13.62	$444	1.65%	0.45%	to	1.20%	13.99%	to	14.88%
2019	27	$11.62	to	$11.62	$316	2.11%	1.20%	to	1.20%	15.18%	to	15.18%
2018	28	$10.08	to	$10.08	$278	0.00%	1.20%	to	1.20%	(7.43) %	to	(7.43) %
2017	1	$10.89	to	$10.89	$13	1.12%	1.20%	to	1.20%	8.95%	to	8.95%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
(Effective date 04/28/2017)
2020	79	$11.73	to	$12.17	$934	3.74%	0.20%	to	1.20%	3.93%	to	5.03%
2019	83	$11.29	to	$11.59	$949	2.15%	0.20%	to	1.20%	12.90%	to	14.04%
2018	60	$10.00	to	$10.16	$598	0.00%	0.25%	to	1.20%	(6.05) %	to	(5.16) %
2017	15	$10.64	to	$10.66	$155	5.97%	1.00%	to	1.20%	6.41%	to	6.58%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 04/30/2018)
2020	29	$11.79	to	$11.79	$342	0.60%	1.20%	to	1.20%	11.97%	to	11.97%
2019	82	$10.53	to	$10.71	$872	0.13%	0.20%	to	1.20%	22.78%	to	24.01%
2018	31	$8.58	to	$8.63	$263	0.00%	0.20%	to	1.20%	(14.25) %	to	(13.67) %
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
2020	30	$29.04	to	$30.53	$733	0.00%	0.45%	to	1.20%	70.54%	to	71.83%
2019	33	$13.51	to	$17.97	$473	0.00%	0.25%	to	1.20%	30.19%	to	31.43%
2018	38	$10.38	to	$13.67	$418	0.00%	0.25%	to	1.20%	3.62%	to	4.62%
2017	41	$10.02	to	$13.07	$432	0.00%	0.25%	to	1.20%	28.37%	to	29.60%
2016	24	$7.80	to	$10.08	$202	0.00%	0.25%	to	1.20%	(3.76) %	to	(2.84) %
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
(Effective date 04/22/2016)
2020	177	$16.46	to	$16.31	$2,905	1.57%	0.20%	to	1.20%	13.67%	to	14.83%
2019	201	$14.48	to	$14.20	$2,894	1.32%	0.20%	to	1.20%	27.34%	to	28.61%
2018	150	$11.37	to	$11.04	$1,703	1.22%	0.20%	to	1.20%	(9.10) %	to	(8.18) %
2017	87	$12.51	to	$12.02	$1,086	1.55%	0.20%	to	1.20%	19.05%	to	20.23%
2016	7	$10.51	to	$10.51	$76	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
(Effective date 04/30/2019)
2020	15	$12.36	to	$12.57	$183	0.18%	0.20%	to	1.20%	14.14%	to	15.29%
2019	10	$10.89	to	$10.90	$107	0.06%	0.20%	to	0.40%	8.87%	to	9.02%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
MFS VIT II TECHNOLOGY PORTFOLIO
(Effective date 04/22/2016)
2020	669	$29.01	to	$27.78	$19,212	0.00%	0.20%	to	1.20%	44.67%	to	46.13%
2019	634	$20.05	to	$19.01	$12,591	0.00%	0.20%	to	1.20%	34.25%	to	35.60%
2018	567	$14.93	to	$14.02	$8,421	0.00%	0.20%	to	1.20%	0.31%	to	1.32%
2017	292	$14.89	to	$13.84	$4,265	0.00%	0.20%	to	1.20%	37.00%	to	38.37%
2016	35	$10.87	to	$10.94	$379	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2020	187	$12.92	to	$13.40	$2,465	0.71%	0.20%	to	1.20%	0.90%	to	1.97%
2019	152	$12.80	to	$13.14	$1,973	0.53%	0.20%	to	1.20%	24.85%	to	26.10%
2018	95	$10.25	to	$10.42	$972	0.65%	0.20%	to	1.20%	(6.49) %	to	(5.55) %
2017	11	$10.96	to	$11.02	$125	0.58%	0.40%	to	1.20%	9.62%	to	10.21%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2020	51	$16.57	to	$29.37	$998	0.43%	0.25%	to	1.20%	17.86%	to	19.00%
2019	57	$14.06	to	$24.68	$977	0.30%	0.25%	to	1.20%	24.08%	to	25.27%
2018	37	$11.33	to	$19.71	$564	0.24%	0.25%	to	1.20%	(7.07) %	to	(6.18) %
2017	20	$12.19	to	$21.00	$386	0.25%	0.25%	to	1.20%	16.71%	to	17.82%
2016	29	$12.21	to	$17.83	$521	0.49%	0.25%	to	1.00%	8.56%	to	9.37%
NVIT EMERGING MARKETS FUND
(Effective date 08/05/2016)
2020	6	$14.62	to	$14.71	$89	1.67%	1.25%	to	1.40%	11.32%	to	11.54%
2019	7	$13.13	to	$13.19	$94	2.00%	1.25%	to	1.40%	20.88%	to	21.06%
2018	8	$10.86	to	$10.90	$92	0.33%	1.25%	to	1.40%	(18.86) %	to	(18.74) %
2017	11	$13.38	to	$13.41	$152	0.91%	1.25%	to	1.40%	39.15%	to	39.35%
2016	13	$9.62	to	$9.62	$121	0.81%	1.25%	to	1.40%	(3.82) %	to	(3.76) %
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2020	159	$8.34	to	$9.79	$1,275	6.45%	0.20%	to	1.20%	(0.01) %	to	1.04%
2019	133	$6.08	to	$9.69	$1,039	4.33%	0.20%	to	1.20%	10.01%	to	11.12%
2018	131	$5.52	to	$8.72	$917	1.95%	0.20%	to	1.20%	(15.23) %	to	(14.37) %
2017	66	$6.52	to	$10.18	$500	10.80%	0.20%	to	1.20%	0.82%	to	1.84%
2016	46	$6.46	to	$6.02	$314	1.05%	0.25%	to	1.20%	13.50%	to	14.58%
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
(Effective date 04/22/2016)
2020	103	$12.57	to	$13.98	$1,326	1.72%	0.20%	to	1.20%	15.92%	to	16.99%
2019	164	$10.84	to	$11.95	$1,794	2.01%	0.20%	to	1.20%	11.85%	to	12.99%
2018	172	$9.70	to	$10.57	$1,685	2.30%	0.20%	to	1.20%	(3.65) %	to	(2.67) %
2017	44	$10.06	to	$10.22	$442	2.08%	0.25%	to	1.20%	7.56%	to	8.56%
2016	20	$9.36	to	$9.42	$186	0.98%	0.25%	to	1.20%	(6.44) %	to	(5.82) %
PIMCO VIT LOW DURATION PORTFOLIO
2020	627	$10.22	to	$10.77	$6,556	1.11%	0.20%	to	1.20%	1.89%	to	2.72%
2019	324	$10.03	to	$10.48	$3,359	2.66%	0.20%	to	1.20%	2.68%	to	3.71%
2018	268	$9.77	to	$10.11	$2,707	1.85%	0.20%	to	1.20%	(0.95) %	to	0.05%
2017	183	$9.87	to	$10.10	$1,887	1.22%	0.20%	to	1.20%	0.04%	to	1.04%
2016	119	$9.86	to	$10.62	$1,248	1.37%	0.25%	to	1.20%	0.10%	to	1.05%
PIMCO VIT REAL RETURN PORTFOLIO
2020	188	$11.67	to	$12.13	$2,223	1.42%	0.20%	to	1.20%	10.27%	to	11.42%
2019	202	$10.45	to	$10.89	$2,161	1.60%	0.20%	to	1.20%	7.04%	to	8.12%
2018	172	$9.77	to	$10.08	$1,716	2.34%	0.20%	to	1.20%	(3.48) %	to	(2.51) %
2017	108	$10.12	to	$10.33	$1,113	2.27%	0.20%	to	1.20%	2.32%	to	3.35%
2016	63	$9.89	to	$10.17	$637	2.26%	0.25%	to	1.20%	3.84%	to	4.83%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PIMCO VIT SHORT TERM PORTFOLIO
(Effective date 04/22/2016)
2020	641	$10.50	to	$10.80	$6,831	1.24%	0.20%	to	1.20%	0.88%	to	1.96%
2019	553	$10.41	to	$10.59	$5,820	2.37%	0.20%	to	1.20%	1.47%	to	2.49%
2018	617	$10.25	to	$10.33	$6,362	2.11%	0.20%	to	1.20%	0.21%	to	1.22%
2017	188	$10.23	to	$10.21	$1,928	1.55%	0.20%	to	1.20%	1.09%	to	2.10%
2016	47	$10.12	to	$10.19	$475	0.68%	0.25%	to	1.20%	1.23%	to	1.90%
PIMCO VIT TOTAL RETURN PORTFOLIO
2020	1,255	$11.69	to	$12.14	$15,288	2.20%	0.20%	to	1.20%	7.27%	to	8.29%
2019	1,256	$10.90	to	$11.21	$14,184	2.91%	0.20%	to	1.20%	6.96%	to	8.03%
2018	1,144	$10.19	to	$10.37	$12,011	2.49%	0.20%	to	1.20%	(1.82) %	to	(0.82) %
2017	624	$10.38	to	$10.46	$6,771	1.89%	0.20%	to	1.20%	3.56%	to	4.60%
2016	350	$10.02	to	$11.31	$3,727	1.89%	0.25%	to	1.20%	1.37%	to	2.32%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/28/2017)
2020	79	$13.74	to	$14.23	$1,086	2.13%	0.25%	to	1.20%	4.52%	to	5.51%
2019	104	$13.15	to	$13.49	$1,378	1.99%	0.25%	to	1.20%	28.84%	to	30.07%
2018	108	$10.20	to	$10.37	$1,107	0.69%	0.25%	to	1.20%	(9.59) %	to	(8.72) %
2017	123	$11.29	to	$11.36	$1,385	0.00%	0.25%	to	1.20%	12.86%	to	13.58%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2020	283	$14.00	to	$13.96	$3,836	2.05%	0.20%	to	1.20%	11.00%	to	12.12%
2019	331	$12.16	to	$12.45	$4,047	1.48%	0.20%	to	1.20%	15.73%	to	16.90%
2018	404	$10.90	to	$10.65	$4,265	1.78%	0.20%	to	1.20%	(8.37) %	to	(7.45) %
2017	365	$11.89	to	$11.51	$4,209	1.54%	0.20%	to	1.20%	13.96%	to	15.11%
2016	72	$10.07	to	$10.25	$736	1.71%	0.25%	to	1.20%	5.44%	to	6.45%
PUTNAM VT GLOBAL EQUITY FUND
2020	149	$14.48	to	$15.54	$2,008	0.18%	0.20%	to	1.20%	8.72%	to	9.82%
2019	148	$12.47	to	$14.15	$1,852	0.00%	0.20%	to	1.20%	25.09%	to	26.34%
2018	149	$9.97	to	$11.20	$1,490	0.26%	0.20%	to	1.20%	(13.49) %	to	(12.61) %
2017	76	$11.52	to	$12.81	$881	1.35%	0.20%	to	1.20%	26.85%	to	28.12%
2016	38	$9.08	to	$9.22	$349	0.81%	0.25%	to	1.20%	(0.12) %	to	0.82%
PUTNAM VT GROWTH OPPORTUNITIES FUND
2020	379	$25.45	to	$25.22	$9,401	0.04%	0.20%	to	1.20%	37.07%	to	38.40%
2019	289	$17.77	to	$18.22	$5,178	0.13%	0.20%	to	1.20%	35.11%	to	36.47%
2018	311	$13.75	to	$13.35	$4,125	0.00%	0.20%	to	1.20%	1.15%	to	2.17%
2017	172	$13.59	to	$13.06	$2,260	0.06%	0.20%	to	1.20%	29.35%	to	30.64%
2016	64	$10.05	to	$10.34	$655	0.28%	0.25%	to	1.20%	5.24%	to	6.25%
PUTNAM VT INCOME FUND
2020	343	$11.71	to	$12.42	$4,106	4.87%	0.20%	to	1.20%	4.44%	to	5.50%
2019	299	$11.21	to	$11.77	$3,390	3.48%	0.20%	to	1.20%	10.56%	to	11.67%
2018	426	$10.14	to	$10.54	$4,326	3.01%	0.20%	to	1.20%	(1.00) %	to	0.00%
2017	501	$10.24	to	$10.54	$5,129	0.43%	0.20%	to	1.20%	4.34%	to	5.38%
2016	19	$9.81	to	$9.81	$188	0.00%	0.25%	to	1.20%	0.78%	to	1.74%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT INTERNATIONAL EQUITY FUND
2020	76	$11.90	to	$14.25	$907	1.75%	0.20%	to	1.20%	10.72%	to	11.85%
2019	79	$10.75	to	$12.74	$853	1.38%	0.20%	to	1.20%	23.66%	to	24.90%
2018	82	$8.69	to	$8.69	$713	1.15%	1.20%	to	1.20%	(20.08) %	to	(20.08) %
2017	42	$10.87	to	$10.87	$458	0.64%	1.20%	to	1.20%	25.07%	to	25.07%
2016	6	$8.69	to	$8.69	$54	0.00%	1.20%	to	1.20%	(3.61) %	to	(3.61) %
PUTNAM VT INTERNATIONAL GROWTH FUND
2020	9	$14.23	to	$22.22	$156	0.04%	0.25%	to	1.20%	26.45%	to	27.63%
2019	9	$11.25	to	$17.41	$123	0.00%	0.25%	to	1.20%	23.44%	to	24.61%
2018	11	$9.12	to	$13.97	$123	0.00%	0.25%	to	1.20%	(19.62) %	to	(18.84) %
2017	12	$11.34	to	$17.22	$154	1.08%	0.25%	to	1.20%	33.44%	to	34.70%
2016	12	$8.50	to	$12.78	$115	0.94%	0.25%	to	1.20%	(7.83) %	to	(6.95) %
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 04/22/2016)
2020	18	$12.13	to	$12.69	$218	3.23%	0.25%	to	1.20%	2.66%	to	3.66%
2019	18	$11.82	to	$12.24	$219	2.70%	0.25%	to	1.20%	18.78%	to	19.92%
2018	10	$9.95	to	$9.95	$99	1.72%	1.20%	to	1.20%	(18.60) %	to	(18.60) %
2017	6	$12.22	to	$12.44	$72	0.73%	0.20%	to	1.20%	23.21%	to	24.45%
PUTNAM VT MORTGAGE SECURITIES FUND
2020	22	$10.69	to	$11.17	$242	11.58%	0.20%	to	1.20%	(2.73) %	to	(1.77) %
2019	28	$10.77	to	$11.37	$313	3.02%	0.20%	to	1.20%	11.86%	to	12.97%
2018	27	$9.63	to	$10.06	$268	2.67%	0.20%	to	1.20%	(2.10) %	to	(1.10) %
2017	27	$9.84	to	$10.18	$274	0.77%	0.20%	to	1.20%	0.75%	to	1.76%
2016	14	$9.77	to	$10.41	$146	2.14%	0.25%	to	1.20%	(0.99) %	to	(0.05) %
PUTNAM VT MULTI-ASSET ABSOLUTE RETURN FUND
2020	118	$8.96	to	$9.46	$1,053	0.00%	0.25%	to	1.20%	(8.47) %	to	(7.65) %
2019	118	$9.79	to	$10.24	$1,151	0.00%	0.25%	to	1.20%	4.65%	to	5.65%
2018	118	$9.31	to	$9.69	$1,105	0.38%	0.25%	to	1.20%	(8.95) %	to	(8.07) %
2017	133	$10.22	to	$10.54	$1,367	0.00%	0.25%	to	1.20%	5.71%	to	6.71%
2016	77	$9.67	to	$9.88	$742	1.48%	0.25%	to	1.20%	(0.49) %	to	0.45%
PUTNAM VT MULTI-CAP CORE FUND
2020	28	$17.31	to	$17.39	$486	1.06%	0.20%	to	1.20%	15.91%	to	17.08%
2019	29	$14.93	to	$14.85	$430	1.01%	0.20%	to	1.20%	30.07%	to	31.36%
2018	22	$11.48	to	$11.30	$254	0.57%	0.20%	to	1.20%	(8.74) %	to	(7.81) %
2017	5	$12.58	to	$12.26	$64	0.51%	0.20%	to	1.20%	21.39%	to	22.61%
2016	2	$10.36	to	$10.36	$25	0.49%	1.20%	to	1.20%	10.72%	to	10.72%
PUTNAM VT RESEARCH FUND
2020	33	$18.94	to	$18.63	$598	0.65%	0.20%	to	1.20%	18.52%	to	19.65%
2019	36	$15.33	to	$15.57	$557	0.90%	0.20%	to	1.20%	31.64%	to	32.97%
2018	25	$12.14	to	$11.71	$287	0.00%	0.20%	to	1.20%	(5.85) %	to	(4.91) %
2017	9	$12.37	to	$12.82	$114	0.37%	0.25%	to	1.20%	21.88%	to	23.03%
2016	3	$10.15	to	$10.42	$27	1.37%	0.25%	to	1.20%	8.76%	to	9.80%
PUTNAM VT SMALL CAP GROWTH FUND
2020	30	$18.94	to	$18.81	$580	0.00%	0.20%	to	1.20%	46.58%	to	48.02%
2019	49	$12.92	to	$12.71	$785	0.00%	0.20%	to	1.20%	35.81%	to	37.17%
2018	53	$9.51	to	$9.26	$616	0.00%	0.20%	to	1.20%	(14.87) %	to	(14.01) %
2017	38	$11.17	to	$10.77	$526	0.37%	0.20%	to	1.20%	6.64%	to	7.71%
2016	19	$10.48	to	$16.86	$292	0.65%	0.25%	to	1.20%	14.15%	to	15.23%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

PUTNAM VT SMALL CAP VALUE FUND
2020	83	$12.24	to	$11.07	$1,000	1.08%	0.20%	to	1.20%	2.75%	to	3.73%
2019	67	$11.91	to	$10.67	$794	0.62%	0.20%	to	1.20%	22.76%	to	23.99%
2018	67	$9.70	to	$8.60	$639	0.35%	0.20%	to	1.20%	(20.89) %	to	(20.09) %
2017	47	$12.27	to	$10.77	$579	0.44%	0.20%	to	1.20%	6.59%	to	7.66%
2016	8	$11.51	to	$11.87	$90	0.45%	0.25%	to	1.20%	25.99%	to	27.16%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
2020	2,359	$27.72	to	$23.77	$55,295	0.00%	0.20%	to	1.20%	32.33%	to	33.67%
2019	2,454	$20.95	to	$17.78	$43,499	0.00%	0.20%	to	1.20%	28.04%	to	29.32%
2018	2,388	$16.36	to	$13.75	$32,922	0.00%	0.20%	to	1.20%	0.44%	to	1.45%
2017	1,434	$16.29	to	$13.56	$20,487	0.00%	0.20%	to	1.20%	34.21%	to	35.55%
2016	477	$9.86	to	$12.45	$5,564	0.00%	0.25%	to	1.20%	(0.65) %	to	0.28%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2020	819	$27.83	to	$21.18	$16,638	0.00%	0.20%	to	1.20%	27.73%	to	28.99%
2019	767	$21.79	to	$16.42	$12,207	0.00%	0.20%	to	1.20%	27.10%	to	28.37%
2018	762	$17.14	to	$12.79	$9,796	0.00%	0.20%	to	1.20%	(0.35) %	to	0.66%
2017	339	$17.21	to	$12.71	$4,764	0.00%	0.20%	to	1.20%	25.80%	to	27.05%
2016	59	$9.58	to	$24.71	$1,035	0.00%	0.25%	to	1.20%	(4.20) %	to	(10.94) %
VAN ECK VIP EMERGING MARKETS FUND
2020	1	$43.83	to	$43.83	$54	1.78%	1.40%	to	1.40%	15.62%	to	15.62%
2019	2	$37.91	to	$37.91	$61	0.46%	1.40%	to	1.40%	28.78%	to	28.78%
2018	2	$29.44	to	$29.44	$52	0.38%	1.40%	to	1.40%	(24.55) %	to	(24.55) %
2017	8	$39.02	to	$39.02	$314	0.27%	1.40%	to	1.40%	48.94%	to	48.94%
2016	5	$26.20	to	$27.05	$136	0.44%	1.25%	to	1.40%	(1.28) %	to	(1.14) %
VAN ECK VIP GLOBAL HARD ASSETS FUND CLASS S
2020	115	$8.95	to	$9.23	$962	0.77%	0.20%	to	1.20%	17.41%	to	18.59%
2019	355	$5.44	to	$7.78	$2,359	0.00%	0.20%	to	1.20%	10.21%	to	11.32%
2018	86	$4.94	to	$6.99	$565	0.00%	0.20%	to	1.20%	(29.29) %	to	(28.56) %
2017	84	$6.98	to	$9.78	$715	0.00%	0.20%	to	1.20%	(3.14) %	to	(2.17) %
2016	54	$7.21	to	$8.28	$466	0.14%	0.25%	to	1.20%	41.70%	to	43.05%
VAN ECK VIP GLOBAL HARD ASSETS FUND INITIAL CLASS
2020	3	$34.50	to	$34.50	$96	1.52%	1.40%	to	1.40%	17.47%	to	17.47%
2019	0*	$29.37	to	$29.37	$14	0.00%	1.40%	to	1.40%	10.31%	to	10.31%
2018	2	$26.63	to	$26.63	$47	0.00%	1.40%	to	1.40%	(29.28) %	to	(29.28) %
2017	2	$37.65	to	$37.65	$73	0.00%	1.40%	to	1.40%	(3.06) %	to	(3.06) %
2016	2	$38.84	to	$40.47	$79	0.29%	1.25%	to	1.40%	41.72%	to	41.93%

*	The Investment Division has units and/or assets that round to less than $1,000 or 1,000 units.

(Concluded)

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

The balance sheets of Great-West Life & Annuity Insurance Company (the “Depositor”) and subsidiaries as of
December 31, 2020 and 2019, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2020, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.

(b)	Exhibits
(1)
Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant
(formerly Varifund Variable Annuity Account) is incorporated by reference to Registration Statement on
Form N-4 filed October 1, 2009 (File No. 333-162272).

	(2)	Not applicable.
	(3)	(a)
Underwriting Agreement between the Depositor and GWFS Equities, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on September 6, 2013
(File No. 333-189114).

		(b)	Distribution Agreement between Depositor and Investment Distributors, Inc. (“IDI”) dated October 5, 2020 is filed herewith.
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333- 212090).
(b)
Form of Great-West Secure Income Foundation GLWB Rider is incorporated by reference to
Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on
October 17, 2016 (File No. 333-212090).

(c)
Forms of amendment to Great-West Secure Income Foundation GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4
filed on June 5, 2017 (File No. 333-212090).

(d)
Form of Amendment to Great-West Secure Income Foundation GLWB Rider is incorporated by reference to Registrant’s Post-Effective amendment No. 9 to Registration Statement on Form N-4 filed on February 20, 2018 (File No. 333-212090).

(e)
Form of Great-West Secure Income Plus GLWB Rider is incorporated by reference to Registrant’s Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File
No. 333-212090).

(f)
Forms of amendment to Great-West Secure Income Plus GLWB Rider are incorporated by reference to
Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on June 5,
2017 (File No. 333-212090).

(g)
Form of Amendment to Great-West Secure Income Plus GLWB Rider is incorporated by reference to
Registrant’s Post-Effective amendment No. 9 to Registration Statement on Form N-4 filed on
February 20, 2018 (File No. 333-212090).

(h)
Form of Amendment to Great-West Secure Income Plus GLWB Rider is incorporated by reference to
Registrant's Post-Effective Amendment No. 11 to Registration Statement on Form N-4, filed on
April 25, 2018 (File No. 333-212090).

(i)
Form of Great-West Secure Income Max GLWB Rider is incorporated by reference to Registrant’s
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016
(File No. 333-212090).

(j)
Forms of amendment to Great-West Secure Income Max GLWB Rider are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on
June 5, 2017 (File No. 333-212090).

(k)
Form of Amendment to Great-West Secure Income Max GLWB Rider is incorporated by reference to
Registrant’s Post-Effective amendment No. 9 to Registration Statement on Form N-4 filed on
February 20, 2018 (File No. 333-212090).

(l)
Form of Amendment to Great-West Secure Income Max GLWB Rider is incorporated by reference to
Registrant's Post-Effective Amendment No. 11 to Registration Statement on Form N-4, filed on
April 25, 2018 (File No. 333-212090).

	(m)	Form of Roth IRA Endorsement is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333- 189114).
	(n)	Form of Return of Premium Death Benefit Endorsement is incorporated by reference to Registration Statement on Form N-4 filed June 17, 2016 (File No. 333-212090).
(o)
Form of Amended Return of Premium Death Benefit Endorsement is incorporated by reference to
Registrant’s Post-Effective amendment No. 6 to Registration Statement on Form N-4 filed on
October 12, 2017 (File No. 333-212090).

(p)
Form of Fund Facilitation Fee Endorsement is incorporated by reference to Registrant’s Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 filed on June 5, 2017 (File No. 333-
212090).

(q)
Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s
Post-Effective amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017
(File No. 333-212090).

(r)
Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective amendment No. 6 to Registration Statement on Form N-4 filed on October 12, 2017 (File No. 333-
212090).

(s)
Form of Pre-Selected Beneficiary Payout Options Endorsement is incorporated by reference to
Registrant's Post-Effective Amendment No. 11 to Registration Statement on Form N-4, filed on
April 25, 2018 (File No. 333-212090).

(5)
Form of variable annuity contract application is incorporated by reference to Registrant’s Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 filed on October 17, 2016 (File No. 333-
212090).

(6)	(a)
Amended and Restated Articles of Incorporation of Depositor are incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No.
333-203262).

	(b)	Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203262).
(7)	Not Applicable.
(8)	(a)
Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 filed on April 25, 2008 (File No.
333-52956).

(b)
Participation Agreement with ALPS Variable Investment Trust dated December 17, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on June 24, 2015 (File No. 333-203262).

(c)
Amendment to Participation Agreement with ALPS Variable Trust dated March 8, 2016, is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 filed on October 17, 2016 (File No. 333-212090).

(d)
Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI
Portfolios Inc.) dated October 24, 1996, is incorporated by reference to Pre-Effective Amendment No.
2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549).

(e)
Amendment to Participation Agreement with American Century Variable Portfolios dated
February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(f)
Amendment to Participation Agreement with American Century Variable Portfolios dated
February 15, 2001, is incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4, filed April 12, 2002 (File No. 333-01153);

(g)
Amendment to Participation Agreement with American Century Variable Portfolios dated May 13,
2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on
Form N-4, filed May 29, 2003 (File No. 333-52956).

(h)
Amendment to Participation Agreement with American Century Variable Portfolios dated
December 1, 2011, and Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(i)
Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on June 24, 2015 (File No. 333-203262).

(j)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated
September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on June 24, 2015 (File No. 333-203262).

(k)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28,
2013, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 filed on June 24, 2015 (File No. 333-203262).

(l)
Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3,
2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 filed on June 24, 2015 (File No. 333-203262).

(m)
Participation Agreement with Blackrock Variable Series Funds, Inc. dated April 1, 2014, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
filed on April 20, 2015 (File No. 333-194043).

(n)
Participation Agreement with Columbia Funds Variable Insurance Trust I dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-
4, filed April 16, 2010 (File No.333-52956).

(o)
Amendment to Participation Agreement with Columbia Funds Variable Insurance Trust, Columbia
Management Investment Advisors, LLC and Columbia Management Investment Distributors, Inc.
dated April 29, 2011 is incorporated by reference to Post- Effective Amendment No. 36 to Registration
Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(p)
Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust), dated April 20, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(q)
Amendment to Participation Agreement with Delaware VIP Trust dated May 13, 2001, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed
May 29, 2003 (File No. 333-52956).

(r)
Amendment to Participation Agreement with Delaware VIP Trust dated April 2005, is incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 filed on
April 29, 2005 (File No. 333-52956).

(s)
Amendment to Participation Agreement with Delaware VIP Trust dated November 14, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement filed on Form
N-4, filed December 30, 2011 (File No. 333-176926).

(t)
Participation Agreement with DFA Investment Dimensions Group Inc. dated April 9, 2014, is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to Registration Statement
on Form N-4 filed on September 15, 2017 (File No. 333-212090).

(u)
Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) dated
May 1, 2001, is incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4, filed April 16, 2002 (File No. 333-52956).

(v)
Amendment to Participation Agreement with Scudder Variable Life Investment Fund dated
February 15, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4, filed on April 24, 2001 (File No. 333-52956).

(w)
Amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable
Series II), dated April 8, 2005, is incorporated by reference to Post-Effective Amendment No. 16 to
Registration Statement on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(x)
Amendment to Participation Agreement with DWS Variable Series I dated December 13, 2011, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4
filed on May 1, 2012 (File No. 333-177070).

(y)
Amendment to Participation Agreement with DWS Variable Series II dated December 13, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4
filed on May 1, 2012 (File No. 333-177070).

(z)
Fund Participation Agreement with Eaton Vance Variable Trust dated April 28, 2016, is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on October 17, 2016 (File No. 333-212090).

(aa)
Amended and Restated Fund Participation Agreement among Great-West, Variable Insurance Products
Funds, and Fidelity Distributors Corporation dated October 26, 2006 is incorporated by reference to
Post-Effective Amendment No. 14 to the Registration Statement filed on Form N-6 on April 30, 2007
(File No. 333-70963).

(bb)
Amendment to Fund Participation Agreement among Great-West, Variable Insurance Products Funds, and Fidelity Distributors Corporation dated May 16, 2007 is incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 filed on November 1, 2007 (File
No. 333-145333).

(cc)
Amendment to Amended and Restated Participation Agreement among Great-West,
Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III,
Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation
dated August 29, 2007 is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement filed on Form N-6 filed on November 1, 2007 (File No. 333-145333).

(dd)
Amendment to Amended and Restated Participation Agreement among Great-West,
Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III,
Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation
dated October 1, 2009 is incorporated by reference to Post- Effective Amendment No. 36 to
Registration Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(ee)
Amendment to Amended and Restated Participation Agreement among Great-West,
Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III,
Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation
dated September 1, 2013 is incorporated by reference to Post- Effective Amendment No. 36 to
Registration Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(ff)
Amendment to Amended and Restated Participation Agreement among Great-West,
Variable Insurance Products I, Variable Insurance Products II, Variable Insurance Products III,
Variable Insurance Products IV, Variable Insurance Products V and Fidelity Distributors Corporation
dated April 28, 2017 is incorporated by reference to Post- Effective Amendment No. 36 to Registration
Statement on Form N-6 filed on April 22, 2019 (File No. 333-70963).

(gg)
Participation Agreement with First Trust Variable Insurance Trust dated March 21, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to Registration Statement
on Form N-4, filed on April 21, 2017 (File No. 333-212090).

(hh)
Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust dated
May 1, 2000, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on June 24, 2015 (File No. 333-203262).

(ii)
Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust dated
December 5, 2014, incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on June 24, 2015 (File No. 333-203262).

(jj)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated May 1, 1999, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
filed on June 24, 2015 (File No. 333-203262).

(kk)
Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust dated
April 11, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 filed on June 24, 2015 (File No. 333-203262).

(ll)
Participation Agreement with Great-West Funds, Inc. dated December 15, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on
December 19, 2011 (File No. 333-176926).

(mm)	Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811- 07549).
(nn)
Amendment to Participation Agreement with Janus Aspen Series dated February 7, 2001, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4,
filed April 24, 2001 (File No. 333-52956).

(oo)
Amendment to Participation Agreement with Janus Aspen Series dated February 9, 1999, is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4,
filed April 16, 2002 (File No. 333-52956).

(pp)
Amendment to Participation Agreement with Janus Aspen Series dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4, filed
May 29, 2003 (File No. 333-52956).

(qq)
Amendment to Participation Agreement with Janus Aspen Series dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed on
Form N-4, filed December 30, 2011 (File No. 333-176926).

(rr)
Fund Participation Agreement with JPMorgan Insurance Trust dated April 24, 2009, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015
(File No. 333-203262).

(ss)
Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners
Variable Income Trust dated May 20, 2014, is incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 filed on June 24, 2015 (File No. 333-203262).

(tt)
Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS
Variable Insurance Trust II dated May 1, 2009 and Amendment to Participation Agreement with MFS
Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Variable Insurance Trust III dated
April 1, 2017, are incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to
Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-212090).

(uu)
Participation Agreement with Neuberger Berman Advisers Management Trust dated March 1, 2005, is incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 filed on April 26, 2006 (File No. 333-52956).

(vv)
Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust dated
September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement filed on Form N-4, filed December 30, 2011 (File No. 333-176926).

(ww)
Participation Agreement with PIMCO Variable Insurance Trust dated September 18, 2002, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4, filed May 29, 2003 (File No. 333-52956).

(xx)
Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated May 13, 2003, is incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4, filed May 29, 2003 (File No. 333-52956).

(yy)
Amendment to Participation Agreement with PIMCO dated April 2005 is incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 filed on April 29, 2005 (File
No. 333-52956).

(zz)
Amendment to Participation Agreement with PIMCO dated October 31, 2011 is incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, filed
December 19, 2011 (File No. 333-176926).

(aaa)
Participation Agreement with Putnam Variable Trust dated March 31, 2010 and Amendment to
Participation Agreement dated October 5, 2011 is incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement filed on Form N-4, filed December 30, 2011 (File No.
333-176926).

(bbb)
Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series,
Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated
February 1, 2002, is incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(ccc)
Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price
Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services,
Inc. dated November 10, 2008, is incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(ddd)
Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price
Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services,
Inc. dated November 30, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).

(eee)
Participation Agreement with Van Eck Worldwide Insurance Trust dated October 25, 1996 is incorporated by reference to Pre- Effective Amendment No. 2 to Registration Statement on Form N-4,
filed October 30, 1996 (File No. 811-07549).

(fff)
Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust dated April 23,
2009, is incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on
Form N-4, filed April 16, 2010 (File No. 333-52956).

(ggg)
Amendment to Fund Participation Agreement with Van Eck VIP Trust (formerly known as Van Eck
Worldwide Insurance Trust) dated December 28, 2011, is incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-
177070).

(hhh)
Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective
Amendment No. 18 to Registration Statement filed on Form N-4, filed on April 27, 2007 (File No.
333-52956).

(9)	Opinion of Counsel and Consent is incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on December 22, 2016 (File No. 333-212090).
(10)	(a) Written Consent of Carlton Fields, P.A., is filed herewith.
(b) Written Consent of independent registered public accounting firm is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)
Powers of Attorney for Directors Bernbach, Bienfait, Carney, Coutu, A. Desmarais, P. Desmarais, Jr.,
Fleming, Généreux, Louvel, Madoff, Mahon, Orr, Reynolds, Ryan, Jr., Selitto, Tretiak and Walsh are filed herewith.

Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
E.F. Murphy, III	(2)	Director, President and Chief Executive Officer
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
R. Bienfait	(4)	Director
J. Carney	(4)	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.B. Madoff	260 West 11th Street New York, NY 10021	Director
P.A. Mahon	(1)	Director

Name	Principal Business Address	Positions and Offices with Depositor
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
J.F. Bevacqua	(2)	Chief Risk Officer
C. Kline	(2)	Chief Information Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
T. Wilson	(2)	Chief Product Officer
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
J.E. Brown	(2)	Senior Vice President and Chief Investment Officer
S.E. Jenks	(2)	Senior Vice President, Marketing
J.D. Kreider	(2)	Senior Vice President and Head of Great- West Investments
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President and Chief Business Development Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
D.A. Morrison	(2)	Senior Vice President, Government Markets
J.M. Smolen	(2)	Senior Vice President, Core Market
C.G. Step	(2)	Senior Vice President and Chief Customer Experience Officer
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
K.S. Roe	(2)	Corporate Controller
(1)  100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)  Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2020
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2020
I.
OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
50.84% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family
Residuary Trust are as follows. There are issued and outstanding as of December 31, 2020 622,388,232 Subordinate Voting
Shares (SVS) of PCC carrying one vote per share and 54,860,866 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 1,70,996,892.

Pansolo
Holding Inc.
owns directly
and indirectly
48,363,392
SVS and
54,697,962
PPS, entitling
Pansolo
Holding Inc. to
an aggregate
percentage of
voting rights of
595,343,012 or
50.88% of the
total voting
rights attached
to the shares of
PCC.

II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great-West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1% - Great-West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL & A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC
100.0% - Empower Retirement Plan Co., LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.00% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
100.0% - Empower Holdings, LLC
100.0% - Personal Capital Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Technology Corporation

B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC.
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - Power Financial Corporation
66.848% - Great West Lifeco Inc.
100.0% - Great-West Lifeco Inc.
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great- West Lifeco Finance 2018, LLC
100.0% - Great- West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
100.0% - GW Lifeco Finance 2020, LLC
1.0% - Great-West Lifeco US Finance 2020, LP
99.0% - Great-West Lifeco US Finance 2020, LP
100.0% - GW Lifeco Finance 2020 5 Year, LLC
100.0% - Empower Finance 2020, LLC
100.0% - Empower Finance 2020 Holdco, LLC
100.0% - Empower Finance 2020 A, LLC
100.0% - Empower Finance 2020 B, LLC
100.0% - Empower Finance 2020 C, LLC
100.0% - Empower Finance 2020, LP
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.

100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
20.0% - 11249185 Canada Inc.
20.0% - Armstrong LP (1.0% owned by 11249185 Canada Inc.)
100% - Northleaf Capital Group Ltd
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.
100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid-Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
40% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013-2014 Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.

100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd
100% - Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd.
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millenium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.
100% - Northleaf 2017-2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC-L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.
100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)

41.2% - GWL THL Private Equity I Inc. (58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (77% owned by The Canada Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
77.0% - CDN US Direct RE Holdings Ltd. (23% The Canada Life Insurance Company of Canada)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - Great-West US Direct RE Acquisition LLC
100.0% - GWL Direct 851 SW 34th LLC
100.0% - GWL Direct 12100 Rivera LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWL RES GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (99.9% owned by The Canada Life Assurance Company
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
87.5% - 555 Robson Holding Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
100.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
77.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc.)
84.0% - 2148902 Alberta Ltd. (16% owned by The Canada Life Insurance Company of Canada)
70.0% - 2157113 Alberta Ltd. (30% owned by The Canada Life Insurance Company of Canada)
100.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
100.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
100.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
100.0% - RMA Realty Holdings Corporation Ltd.
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
99.9% - RMA Real Estate LP (0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - KS Village (Millstream) Inc.
100.0% - Trop Beau Developments Limited
100.0% - Kelowna Central Park Properties Ltd.
100.0% - Kelowna Central Park Phase II Properties Ltd.
87.5% - Vaudreuil Shopping Centres Limited (12.5% owned by The Canada Life Insurance Company of Canada)
62.0% - 1296 Station Street Properties Ltd. (380% owned by The Canada Life Insurance Company of Canada)
100.0% - Saskatoon West Shopping Centres Limited
87.5% - 2331777 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2344701 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 2356720 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
87.5% - 0977221 B.C. Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.09% - 7420928 Manitoba Limited Partnership (88.15% owned The Canada Life Assurance Company and11.74% owned by The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
100.0% - 185 Enfield GP Inc.
0.01% - 185 Enfield LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 185 Enfield LP (0.001% owned by 185 Enfield GP Inc.)
100.0% - 320 Mc Rae GP Inc.
0.001% - 320 McRae LP (99.99% owned by The Canada Life Assurance Company)
99.99% - 320 McRae LP (0.001% owned by 320 McRae GP Inc.)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0% - London Reinsurance Group, Inc.
100.0% - London Life and Cascualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - The Canada Life Group (U.K.) Limited

80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - Canada Life Platform Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Platform Nominee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
90.0% APT Workplace Pension Ltd.
100.0% APT Wealth Management Ltd.
100.0% APTFS Nominees Ltd.
100.0% - ILGWM Limited
100.0% - Clearview Investments & Pensions Limited
100.0% - Irish Life Health dac
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
100.0% EIS Financial Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company

100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - BCRM Financial Holdings (Ireland) dac
100.0% - Acumen & Trust dac
100.0% - Acumen & Trust Pension Trustees dac
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
18.2143% - Tour Esplanade (Paris) LP
52.8% - Platform Capital Holdings Limited
100.0% - Conexim Advisors Limited
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
77.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc.)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.

0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 2505 Bruckner GP Inc.
0.001% - CL 2505 Bruckner LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 2505 Bruckner LP (0.001% owned by CL 2505 Bruckner Inc.)
100.0% - The Canada Life Insurance Company of Canada
11.74%- 7420928 Manitoba Limited Partnership (88.15% limited partner interest held by The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.12% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Canada Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (87.5% owned by The Canada Life Assurance Company)
38.0% - 1296 Station Street Properties Ltd. (62.0% owned by The Canada Life Assurance Company
12.5% - 2356720 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (87.5% owned by The Canada Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (87.5% owned by The Canada Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (41.2% The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (85% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (70% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - Canada Life Capital Trust
100.0% - Canada Life Investment Management Ltd.
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
100.0% - CL 25 North LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - Power Financial Corporation
62.076% - IGM Financial Inc. (direct and indirect 65.936%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
80.0% - 11249185 Canda Inc.
100.0% - Armstrong LP
49.9% - Northleaf Capital Group Ltd.
100% - Northleaf Capital Partners Ltd.
100% - Northleaf PPP GP Ltd.

100% - Northleaf Secondary Partners III GP Ltd.
100% - Northleaf Mid- Market Infrastructure Partners GP Ltd.
100% - Northleaf SH288 GP Ltd.
100% - Northleaf Geothermal Holdings (Canada) GP Ltd.
100% - NSPC-L Holdings II GP Ltd.
100% - Northleaf Small Cell GP Ltd.
100% - NCP Terminals GP Ltd.
100% - NCP NWP US GP Ltd.
49% - Northleaf NICP III GP Ltd.
100% - NCP US Terminals GP LLC
100% - NCP Canadian Breaks GP LLC
100% - Northleaf Vault Holdings GP Ltd.
100% - NSPC-L GPC Ltd.
100% - NCP CSV Holdings GP Ltd.
100% - Northleaf Capital Advisors Ltd.
100% - Northleaf/PRD Holdco GP Ltd.
100% - Northleaf/PRD GP Ltd.
100% - Northleaf Trustees Limited
100% - Northleaf NVCF Holdings Ltd.
100% - Northleaf PE GP Ltd.
100% - Northleaf 2013- 2014 Holdings Ltd.

100% - Northleaf PE GP Ltd.
100% - NCP 2015 Canadian Holdings Ltd.
100% - Northleaf Capital Partners (Canada) Ltd.
100% - Northleaf Capital Partners (Australia) Pty Ltd.
100% - Northleaf Capital Partners (UK) Limited
49% - Northleaf NICP GP Ltd.
49% - Northleaf NICP II GP Ltd.
100% -Northleaf Class C Holdings GP Ltd.
100% - Northleaf Capital Partners (USA) Inc.
100% - Annex Fund GP Ltd
100% - Northleaf Capital Partners GP Ltd.
49% - Northleaf NICP Holdings GP Ltd.
100% - SW Holdings GP Ltd.
100% - Northleaf South Dundas GP Ltd.
100% - Northleaf NICP III Canadian Class C Holdings Ltd.
100% - Northleaf Millennium Holdings (US) GP Ltd.
100% - Northleaf Millennium Holdings (Canada) GP Ltd.
100% - Northleaf 1608 II Holdings Ltd.
100% - Northleaf NVCF II Holdings Ltd.

100% - Northleaf 2017- 2018 PE Holdings Ltd.
100% - Northleaf 1855 Holdings Ltd.
49% - Northleaf Star Holdings GP Ltd.
100% - Northleaf Star GPC Ltd.
49% - Northleaf Private Credit GP Ltd.
100% - NPC GPC Ltd.
100% - Northleaf NPC I Holdings Ltd.
100% - Northleaf Lal Lal Holdings GP Ltd.
100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.
100% - NPC II GPC Ltd.
100% - NSPC GPC Ltd.
49% - NSPC GP Ltd.
49% - NSPC-L GP Ltd.
49% - NSPC-L Holdings GP Ltd.
49% - NPC I Holdings GP Ltd.
49% - Northleaf Private Credit II GP Ltd.
49% - Northleaf NCO GP Ltd.
100% - Northleaf NICP III Holdings Ltd.
100% - Northleaf CFOF Class C 2019 Ltd.
100% - Northleaf 010 II Holdings Ltd.
100% - NSPC International GP Ltd.
100% - NSPC- L International GP Ltd.
100% - Northleaf NCO Holdings Ltd.
100% - Northleaf NPE VIII Holdings Ltd.

100% - Northleaf NSP III Holdings Ltd.
63.17% - Northleaf Capital Holdings Ltd.
100% - Northleaf PE Holdings GP Ltd.
100% - Northleaf Capital Partners GP II Ltd.
49% - Northleaf NICP II Holdings GP Ltd.
100.0% - Greenchip Financial Corp.
100.0% - GLC Asset Management Group Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
75.95% - WealthSimple Financial Corp. (74.89% equity)
29.33% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - Power Financial Corporation
100.0% - Power Financial Europe SA
50.0% - Parjointco SA
100.0% - Pariontco Switzerland SA
100.0% - Pargesa Netherlands B.V.
43.2% (Groupe Bruxelles Lambert (28.2% in capital)
1.3% - Groupe Bruxelles Lambert (1.6% in capital)
0.4% - LTI One SA
96.5% - FINPAR II SA
0.2% - Groupe Bruxelles Lambert (0.1% in capital)
90.2% - FINPAR III SA

0.2% - Groupe Bruxelles Lambert (0.1% in capital)
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
94.9% - FINPAR V SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
95.0% - PINPAR VI SA
0.1% - Groupe Bruxelles Lambert
0.3% - Marnix Lux SA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
99.6% - LTI One SA
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINSAR SA
98.8% - Sagerpar SA
3.0% - Groupe Bruxelles Lambert (3.1% in capital)
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l
100.0% - GBL Energy S.á.r.l
100.0% - Serena S.á.r.l.
100.0% - Eliott Capital S.á.r.l
100.0% - Sienna Capital S.á.r.l
100.0% - Sienna Capital London Ltd.
100.0% - Sienna Capital Opportunity GP S.a.r.l
50.0% - Avanti Acquisition GP S.a.r.l
100.0% Sienna Capital Invest SCSp
100.0% - Sienna Capital Opportunity Carry SCSp
100.0% - Sienna Capital Opportunity Fund SCSp
100.0% - SC Opportunity Master S.a.r.l

100.0% - Sienna Capital Participations S.á.r.l
89.9%% - Ergon Capital Partners III SA
100.0% - Sienna Capital Co-Invest Master S.a.r.l
50.0% - Avanti Acquisition SCSp
100.0% - GBL Finance S.á.r.l.
100.0% - Miles Capital S.á.r.l.
100.0% - Oliver Capital S.á.r.l
100.0% - Theo Capital S.á.r.l
100.0% - Owen Capital S.á.r.l
100.0% - GfG Capital S.á.r.l
100.0% - Blitz 20-673 GmbH
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
5.1% - FINPAR V SA
5.0% - FINPAR VI SA
100.0% - Sapiens S.á.r.l
61.0% - Marnix Lux SA
100.0% - Marnix French ParentCo SAS
100.0% - Marnix French TopCo SAS
100.0% - Marnix SAS
100.0% - Courcelles Lux SCA
100.0% - Wowholdco SAS
100.0% - Wowmidco SAS
100.0% - Wowbidco SAS
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.

100.0% - Power Sustainable Manager Inc.
100.0% - PSEIP Carry Holding LP
100.0% - Power Sustainable Energy Infrastructure Inc.
100.0% - PSEIP Carry Canada Inc
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC

100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC

60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.

96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation

100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
75.95.% - Wealthsimple Financial Corp. (74.89% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
50.10% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd
100.0% - SimpleTax Software Inc.

100.0% - Wealthsimple Payments Inc.
100.0% - Wealthsimple Digital Assets. Inc.
100.0% - Springboard II LP
II.
OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.
Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.
Putnam Investments Group of Companies (Mutual Funds)
Power Corporation of Canada

100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.
The Great-West Life Assurance Company Group of Companies (Canadian insurance)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC

100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC

100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)

50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.

0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada
Life Assurance Company and The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.

100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life
Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)

75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)

5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG
100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG

100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited

100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)

100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada

24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance
Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)

100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.
IGM Financial Inc. Group of Companies (Canadian mutual funds)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.

100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.
Pargesa Holding SA Group of Companies (European investments)
Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)

100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV

1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP
100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS

Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.
Power Corporation (International) Limited Group of Companies (Asian investments)
Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.
Other PCC Companies
Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation

100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC
100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC

100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC
100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company

100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP

100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)
H.
Other PFC Companies
Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.

100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 27. Number of Contract Owners
As of March 15, 2021, there were 82 Owners of Qualified Contracts and 880 Owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article 109:
(1)
“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)
“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or in any other capacity with, another person or an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.

(3)	“Expenses” includes counsel fees.
(4)
“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)
“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)
Except as provided in subsection (4) of this section, a corporation may indemnify an individual made a party to a proceeding, because the individual is or was a director, against liability incurred in the proceeding if:

	(a)	The individual's conduct was in good faith; and
	(b)	The individual reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that the conduct was in the corporation's best interests; and
		(II)	In all other cases, that the conduct was at least not opposed to the corporation's best interests; and
	(c)	In the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful.
(2)
A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.

(3)
The termination of a proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent does not, of itself, create a presumption that the director did not meet the relevant standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:
(a)
In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct under subsection (1) of this section; or

(b)
In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify an individual who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the individual was a party because the individual is or was a director, against reasonable expenses incurred by the individual in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may, before final disposition of a proceeding, pay for or reimburse the reasonable expenses incurred by an individual who is a party to a proceeding because that person is a director if:
	(a)	The director delivers to the corporation a written affirmation of the director's good faith belief that;
		(I)	The director has met the relevant standard of conduct described in section 7-109-102; or
		(II)	The proceeding involves conduct for which liability has been eliminated under a provision in the articles of incorporation as authorized by section 7-102-102(2)(d); and

(b)
The director delivers to the corporation a written undertaking, executed personally or on the director's behalf, to repay any funds advanced if the director is not entitled to mandatory indemnification under section 7-109-103 and it is ultimately determined under section 7-109-105 or 7-109-106 that the director has not met the relevant standard of conduct described in section 7-109-102.

(2)
The undertaking required by subsection (1)(b) of this section is an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)
Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification or an advance of expenses to the court conducting the proceeding or to another court of competent jurisdiction. After receipt of an application and after giving any notice the court considers necessary, the court may order indemnification or an advance of expenses in the following manner:

(a)
If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)
If it determines that the director is entitled to indemnification or an advance of expenses under section 7-
109-109(1), the court shall order indemnification or an advance of expenses, as applicable, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-
ordered indemnification or advance of expenses.

(c)
If it determines that the director is fairly and reasonably entitled to indemnification or an advance of expenses in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1), failed to comply with section 7-109-104, or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification or advance of expenses as the court deems proper; except that the indemnification with respect to any proceeding in which liability has been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)
A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received.

(2)	The determinations required by subsection (1) of this section must be made:
(a)
If there are two or more disinterested directors, by the board of directors by a majority vote of all the disinterested directors, a majority of whom constitute a quorum for this purpose, or by a majority vote of a committee of the board of directors appointed by such a vote, which committee consists of two or more disinterested directors;

(b)
By independent legal counsel selected in the manner specified in subsection (2)(a) of this section or, if there are fewer than two disinterested directors, by independent legal counsel selected by a majority vote of the full board of directors; or

	(c)	By the shareholders, but shares owned by or voted under the control of a director who at the time is not a disinterested director may not be voted on the determination.

(3)
Authorization of indemnification and an advance of expenses must be made in the same manner as the determination that indemnification or an advance of expenses is permissible; except that, if the determination that indemnification or an advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and an advance of expenses must be made by the body that selected the counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)
An officer is entitled to mandatory indemnification or an advance of expenses under section 7-109-103, and is entitled to apply for court-ordered indemnification or an advance of expenses under section 7-109-105, in each case to the same extent as a director.

(2)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director.
(3)
A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to such further extent as may be provided for by its articles of incorporation, bylaws, general or specific action of its board of directors or shareholders, or contract. This subsection (3) applies to an officer who is also a director if the basis on which the officer is made a party to the proceeding is an act or omission solely as an officer.

Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, agent, associate, employee, fiduciary, manager, member, partner, promoter, or trustee of, or in any other capacity with, another person or an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person's status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether the insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Variation by corporate action.
(1)
A corporation may, by a provision in its articles of incorporation or bylaws or in a resolution adopted or a contract approved by its board of directors or shareholders, obligate itself in advance of the act or omission giving rise to a proceeding to provide indemnification in accordance with section 7-109-102 or advance funds to pay for or reimburse expenses in accordance with section 7-109-104. Such an obligatory provision;

	(a)	Satisfies the requirements for authorization, but not determination, referred to in section 7-109-106.
(b)
That obligates the corporation to provide indemnification to the fullest extent permitted by law obligates the corporation to advance funds to pay for or reimburse expenses in accordance with section 7-109-104 to the fullest extent permitted by law, unless the provision specifically provides otherwise.

(2)
A right of indemnification or to advances of expenses created by this article 109 or under subsection (1) of this section and in effect at the time of an act or omission must not be eliminated or impaired with respect to the act or omission by an amendment of the articles of incorporation or bylaws or a resolution of the board of directors or shareholders, adopted after the occurrence of the act or omission, unless, in the case of a right created under subsection (1) of this section, the provision creating the right and in effect at the time of the act or omission explicitly authorizes the elimination or impairment after the act or omission has occurred.

(3)
A provision specified in subsection (1) of this section does not obligate the corporation to indemnify or advance expenses to a director of a predecessor of the corporation pertaining to conduct with respect to the predecessor, unless otherwise specifically provided. A provision for indemnification or an advance of expenses in the articles of incorporation, bylaws, or a resolution of the board of directors or shareholders of a predecessor of the corporation in a merger or in a contract to which the predecessor is a party, existing at the time the merger takes effect, is governed by section 7-90-204(1).

(4)
Subject to subsection (2) of this section, a corporation may, by a provision in its articles of incorporation, limit any of the rights to indemnification or an advance of expenses created by or pursuant to this article 109.

(5)
Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:
(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the
Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
(ii)
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.
Item 29. Principal Underwriter
(a)
IDI is the principal underwriter of the Contract as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life
Separate Account, PLICO Variable Annuity Account S, Protective COLI VUL, Protective COLI PPVUL,
Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, and
Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts, including those of the Registrant: Variable Annuity-1 Series Account of
Great-West Life & Annuity Insurance Company, Variable Annuity-1 Series Account of Great-West Life &
Annuity Insurance Company of New York, Variable Annuity-2 Series Account of Great-West Life &
Annuity Insurance Company, Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance
Company, Variable Annuity-3 Series Account of Great-West Life & Annuity Insurance Company, COLI
VUL-2 Series Account of Great-West Life & Annuity Insurance Company, COLI VUL-2 Series Account of
Great-West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West
Life & Annuity Insurance Company, Maxim Series Account of Great-West Life & Annuity Insurance
Company, Prestige Variable Life Account of Great-West Life & Annuity Insurance Company, Pinnacle
Series Account of Great-West Life & Annuity Insurance Company, Trillium Variable Annuity Account of
Great-West Life & Annuity Insurance Company.

(b)	Directors and Officers of IDI:

Name	Principal Business Address	Positions and Offices with Underwriter
B.K. Brown	2801 Highway 280 South, Birmingham, Alabama, 35223	President and Director
B.P. Coffman	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
S. E. Creutzmann	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Compliance Officer and Director
L.J. Debnar	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer
J.F. Gilmer	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Financial Officer and Director
J.G. Johnson	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer
F.M. Lee	2801 Highway 280 South, Birmingham, Alabama, 35223	Secretary
C.L. Majewski	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Compliance Officer

Name	Principal Business Address	Positions and Offices with Underwriter
L. Morsch	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
J.B. Smith	2801 Highway 280 South, Birmingham, Alabama, 35223	Assistant Secretary
R. Tennent	2801 Highway 280 South, Birmingham, Alabama, 35223	Chief Financial Officer

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
IDI	N/A	None	N/A	N/A
GWFS    0     0   0    0
Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111 and at 2801 Highway 280 South, Birmingham, Alabama 35223.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)
Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than
16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the
Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)
The Depositor, Great-West Life & Annuity Insurance Company, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 10th day of May, 2021.
VARIABLE ANNUITY-2 SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	May 10, 2021
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	President and Chief Executive Officer	May 10, 2021
Edmund F. Murphy III
/s/ Andra S. Bolotin	Executive Vice President, Chief Financial Officer & Principal Accounting Officer	May 10, 2021
Andra S. Bolotin
/s/ John L. Bernbach	Director	May 10, 2021
John L. Bernbach*
/s/ Robin Bienfait	Director	May 10, 2021
Robin Bienfait*
/s/ Jeff Carney	Director	May 10, 2021
Jeff Carney*
/s/ Marcel R. Coutu	Director	May 10, 2021
Marcel R. Coutu*
/s/ André R. Desmarais	Director	May 10, 2021
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	May 10, 2021
Paul G. Desmarais, Jr.*
Director
Gary A. Doer

	Signature	Title	Date
	/s/ Gregory J. Fleming	Director	May 10, 2021
Gregory J. Fleming*
	/s/ Claude Généreux	Director	May 10, 2021
Claude Généreux*
	/s/ Alain Louvel	Director	May 10, 2021
Alain Louvel*
	/s/ Paula B. Madoff	Director	May 10, 2021
Paula B. Madoff*
	/s/ Paul A. Mahon	Director	May 10, 2021
Paul A. Mahon*
	/s/ Robert L. Reynolds	Director	May 10, 2021
Robert L. Reynolds*
	/s/ T. Timothy Ryan, Jr.	Director	May 10, 2021
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	May 10, 2021
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	May 10, 2021
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	May 10, 2021
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	May 10, 2021
Ryan L. Logsdon